Consolidated Schedule of Investments (unaudited)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
1988 CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.54%), 5.45%, 07/15/37(a)(b)	USD	3,675	$ 3,687,703
522 Funding CLO Ltd., Series 2019-5A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.24%, 04/15/35(a)(b)		510	510,000
610 Funding CLO 2 Ltd., Series 2016-2RA, Class A1R3, (3-mo. CME Term SOFR + 1.35%), 5.23%, 01/20/34(a)(b)		340	340,269
720 East CLO VII Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.06%), 4.94%, 04/20/37(a)(b)		7,410	7,399,368
AB BSL CLO 3 Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.13%, 04/20/38(a)(b)		1,190	1,192,858
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1-mo. CME Term SOFR + 0.83%), 4.57%, 12/25/33(b)		470	459,275
Series 2005-AG1, Class M2, (1-mo. CME Term SOFR + 0.80%), 4.54%, 08/25/35(b)		495	440,498
Series 2006-CW1, Class A2C, (1-mo. CME Term SOFR + 0.39%), 4.13%, 07/25/36(b)		210	175,451
Series 2007-HE4, Class A2A, (1-mo. CME Term SOFR + 0.37%), 4.11%, 05/25/37(b)		2,290	338,857
Series 2007-HE4, Class A2C, (1-mo. CME Term SOFR + 0.71%), 4.45%, 05/25/37(b)		202	30,182
Affirm Asset Securitization Trust
Series 2024-A, Class A, 5.61%, 02/15/29(a)		3,805	3,810,888
Series 2025-X1, Class C, 5.34%, 04/15/30(a)		1,280	1,284,295
Series 2025-X2, Class A, 4.45%, 10/15/30(a)		7,430	7,436,733
Series 2025-X2, Class B, 4.56%, 10/15/30(a)		1,100	1,101,823
Series 2025-X2, Class C, 4.93%, 10/15/30(a)		381	381,693
Affirm Master Trust
Series 2025-1A, Class A, 4.99%, 02/15/33(a)		10,743	10,849,890
Series 2025-1A, Class B, 5.13%, 02/15/33(a)		1,155	1,163,779
AGL CLO 20 Ltd., Series 2022-20A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.25%, 10/20/37(a)(b)		2,840	2,850,551
AGL CLO 21 Ltd., Series 2022-21A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.23%, 10/21/37(a)(b)		1,330	1,334,766
AGL CLO 23 Ltd.
Series 2022-23A, Class A1R, (3-mo. CME Term SOFR + 1.15%), 5.03%, 04/20/38(a)(b)		3,240	3,236,383
Series 2022-23A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.43%, 04/20/38(a)(b)		500	501,296
AGL CLO 37 Ltd., Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.10%, 04/22/38(a)(b)		290	290,585
AGL CLO 42 Ltd., Series 2025-42A, Class A1, (3-mo. CME Term SOFR + 1.30%), 5.57%, 07/22/38(a)(b)		1,850	1,855,799
AGL CLO 43 Ltd., Series 2025-43A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.24%, 09/10/38(a)(b)		1,870	1,874,773
AGL CLO 5 Ltd.
Series 2020-5A, Class D1AR, (3-mo. CME Term SOFR + 2.70%), 6.46%, 01/20/39(a)(b)		620	618,715
Security		Par (000)	Value
Asset-Backed Securities (continued)
AGL CLO 5 Ltd.
Series 2020-5A, Class D2R3, (3-mo. CME Term SOFR + 3.95%), 7.71%, 01/20/39(a)(b)	USD	240	$ 239,976
AGL CLO 6 Ltd., Series 2020-6A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 5.16%, 04/20/38(a)(b)		3,980	3,991,940
AGL CLO 7 Ltd., Series 2020-7A, Class AR2, (3-mo. CME Term SOFR + 1.25%), 5.16%, 10/15/38(a)(b)		1,490	1,493,629
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.30%, 01/20/35(a)(b)		1,344	1,345,345
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 5.34%, 07/20/37(a)(b)		14,335	14,378,836
AGL Core CLO 27 Ltd., Series 2023-27A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.39%, 01/21/39(a)(b)		1,000	1,002,993
AGL Core CLO 31 Ltd., Series 2024-31A, Class C, (3-mo. CME Term SOFR + 1.90%), 5.78%, 07/20/37(a)(b)		250	250,963
AGL Core CLO 38 Ltd., Series 2025-38A, Class A1, (3-mo. CME Term SOFR + 1.24%), 5.10%, 01/22/38(a)(b)		3,370	3,376,982
AGL Core CLO 4 Ltd., Series 2020-4A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.26%, 10/20/37(a)(b)		3,620	3,633,772
Aimco CLO, Series 2018-AA, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.19%, 10/17/37(a)(b)		3,190	3,201,883
Aimco CLO 11 Ltd.
Series 2020-11A, Class A1R2, (3-mo. CME Term SOFR + 1.34%), 5.22%, 07/17/37(a)(b)		2,190	2,199,042
Series 2020-11A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.53%, 07/17/37(a)(b)		3,490	3,500,414
Aimco CLO 14 Ltd., Series 2021-14A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 5.14%, 10/20/38(a)(b)		2,850	2,852,153
Aimco CLO 18 Ltd., Series 2022-18A, Class A1LR, (3-mo. CME Term SOFR + 1.36%), 5.24%, 07/20/37(a)(b)		1,280	1,284,508
Aimco CLO 21 Ltd., Series 2024-21A, Class B, (3-mo. CME Term SOFR + 1.92%), 5.80%, 04/18/37(a)(b)		750	753,454
Aimco CLO 23 Ltd., Series 2025-23A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.01%, 04/20/38(a)(b)		439	438,430
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 4.88%, 06/25/61(a)(b)		26,707	26,692,760
Series 2021-G, Class B, 6.75%, 06/25/61(a)(b)		8,343	9,394,257
Series 2021-G, Class C, 0.00%, 06/25/61(a)		14,282	14,547,582
Series 2023-B, Class A, 4.25%, 10/25/62(a)(c)		11,341	11,248,934
Series 2023-B, Class B, 4.25%, 10/25/62(a)(c)		1,749	1,717,952
Series 2023-B, Class C, 0.00%, 10/25/62(a)		3,884	2,778,890
Series 2023-B, Class SA, 0.00%, 10/25/62(a)(d)		184	179,147
AMMC CLO 27 Ltd., Series 2022-27A, Class A1R, (3-mo. CME Term SOFR + 1.08%), 4.96%, 01/20/37(a)(b)		3,070	3,065,672

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 15 Ltd., Series 2020- 15A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.62%, 07/20/38(a)(b)	USD	5,340	$ 5,361,115
Anchorage Capital CLO 17 Ltd., Series 2021- 17A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.14%, 02/15/38(a)(b)		11,115	11,133,760
Anchorage Capital CLO 18 Ltd., Series 2021- 18A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.32%, 04/15/34(a)(b)		550	550,246
Anchorage Capital CLO 29 Ltd., Series 2024- 29A, Class A1, (3-mo. CME Term SOFR + 1.60%), 5.48%, 07/20/37(a)(b)		3,020	3,030,809
Anchorage Capital CLO 34 Ltd., Series 2025- 34A, Class A1, (3-mo. CME Term SOFR + 1.27%), 4.94%, 01/15/39(a)(b)		3,610	3,607,230
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class AR4, (3-mo. CME Term SOFR + 1.37%), 5.64%, 07/22/38(a)(b)		4,570	4,585,778
Series 2015-6A, Class BR4, (3-mo. CME Term SOFR + 1.80%), 6.07%, 07/22/38(a)(b)		5,490	5,513,625
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.42%, 04/28/37(a)(b)		5,686	5,706,879
Series 2015-7A, Class BR3, (3-mo. CME Term SOFR + 2.05%), 5.91%, 04/28/37(a)(b)		7,620	7,654,714
Series 2015-7A, Class CR3, (3-mo. CME Term SOFR + 2.45%), 6.31%, 04/28/37(a)(b)		4,250	4,272,382
Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 7.66%, 04/28/37(a)(b)		1,140	1,142,724
Anchorage Capital CLO 8 Ltd., Series 2016-8A, Class A1R3, (3-mo. CME Term SOFR + 1.29%), 5.20%, 10/27/38(a)(b)		2,395	2,401,328
Antares CLO Ltd., Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.25%, 04/20/38(a)(b)		2,075	2,069,334
Apidos CLO LII, Series 2025-52A, Class A1, (3-mo. CME Term SOFR + 1.13%), 5.01%, 04/20/38(a)(b)		2,680	2,676,605
Apidos CLO LV, Series 2025-55A, Class A1, (3-mo. CME Term SOFR + 1.21%), 4.93%, 01/20/39(a)(b)(e)		2,590	2,591,580
Apidos CLO XLVI Ltd., Series 2023-46A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.11%, 10/24/38(a)(b)		1,690	1,690,899
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, (3-mo. CME Term SOFR + 1.44%), 5.30%, 07/25/37(a)(b)		250	250,837
Apidos CLO XVIII-R, Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.19%, 01/22/38(a)(b)		880	882,882
Apidos CLO XXIV, Series 2016-24A, Class A2LX, (3-mo. CME Term SOFR + 1.61%), 5.50%, 10/20/30(a)(b)		660	660,622
Apidos CLO XXV, Series 2016-25A, Class BR3, (3-mo. CME Term SOFR + 1.60%), 5.48%, 01/20/37(a)(b)		6,850	6,865,284
Security		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CLO XXXI, Series 2019-31A, Class BR, (3-mo. CME Term SOFR + 1.81%), 5.72%, 04/15/31(a)(b)	USD	500	$ 500,225
Apidos CLO XXXII, Series 2019-32A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 4.98%, 01/20/33(a)(b)		740	739,927
Apidos CLO XXXIX Ltd.
Series 2022-39A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.40%, 10/21/38(a)(b)		4,110	4,117,905
Series 2022-39A, Class BR, (3-mo. CME Term SOFR + 1.53%), 5.70%, 10/21/38(a)(b)		300	300,818
Series 2022-39A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.77%, 10/21/38(a)(b)		250	241,059
Apidos CLO XXXVI, Series 2021-36A, Class D1R, (3-mo. CME Term SOFR + 2.60%), 6.32%, 01/20/39(a)(b)		250	248,739
Apidos CLO XXXVII
Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.25%, 10/22/34(a)(b)		450	450,450
Series 2021-37A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.17%, 10/22/34(a)(b)		250	250,703
Series 2021-37A, Class E, (3-mo. CME Term SOFR + 6.56%), 10.42%, 10/22/34(a)(b)		455	456,291
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		167	154,064
Ares Direct Lending CLO 6 LLC, Series 2025- 2A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.20%, 10/16/37(a)(b)		820	820,669
Ares Direct Lending CLO 8 LLC, Series 2025- 4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.08%, 01/20/39(a)(b)		2,450	2,449,777
Ares European CLO XII DAC, Series 12A, Class B1R, (3-mo. EURIBOR + 1.70%), 3.70%, 04/20/32(a)(b)	EUR	889	1,046,929
ARES LII CLO Ltd., Series 2019-52A, Class BRR, (3-mo. CME Term SOFR + 1.35%), 5.21%, 04/22/31(a)(b)	USD	640	640,470
ARES LIX CLO Ltd., Series 2021-59A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.15%, 04/25/34(a)(b)		500	500,630
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.13%, 07/25/36(a)(b)		1,050	1,050,844
ARES LVI CLO Ltd., Series 2020-56A, Class A1R2, (3-mo. CME Term SOFR + 1.25%), 5.11%, 01/25/38(a)(b)		2,110	2,114,454
ARES LX CLO Ltd., Series 2021-60A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.06%, 07/18/34(a)(b)		7,690	7,696,013
ARES LXIII CLO Ltd., Series 2022-63A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.59%, 10/15/38(a)(b)		2,800	2,809,756
ARES XLI CLO Ltd., Series 2016-41A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.24%, 04/15/34(a)(b)		1,070	1,071,796
ARES XLIII CLO Ltd., Series 2017-43A, Class A1R2, (3-mo. CME Term SOFR + 1.35%), 5.26%, 01/15/38(a)(b)		250	250,875

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
ARES XLIV CLO Ltd., Series 2017-44A, Class CRR, (3-mo. CME Term SOFR + 2.75%), 6.66%, 04/15/34(a)(b)	USD	1,650	$ 1,654,960
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1-mo. CME Term SOFR + 0.59%), 4.33%, 05/25/35(b)		2,205	1,844,522
Argent Securities Trust
Series 2006-M1, Class A2C, (1-mo. CME Term SOFR + 0.41%), 4.15%, 07/25/36(b)		3,589	961,845
Series 2006-W2, Class A2C, (1-mo. CME Term SOFR + 0.69%), 4.43%, 03/25/36(b)		662	373,457
Arini European CLO II DAC, Series 2X, Class AR, (3-mo. EURIBOR + 1.32%), 3.29%, 10/15/38(b)(f)	EUR	6,000	7,068,880
Asimi Funding PLC
Series 2024-1, Class B, (1-day SONIA + 1.35%), 5.19%, 09/16/31(b)(f)	GBP	169	228,495
Series 2024-1, Class C, (1-day SONIA + 1.95%), 5.79%, 09/16/31(b)(f)		556	750,901
Series 2025-1, Class C, (1-day SONIA + 1.75%), 5.59%, 05/16/32(b)(f)		585	788,951
Series 2025-1, Class D, (1-day SONIA + 2.40%), 6.24%, 05/16/32(b)(f)		230	310,714
Asset-Backed European Securitisation Transaction Twenty-Five Srl
Series 25, Class D, (1-mo. EURIBOR + 2.50%), 4.44%, 11/15/39(b)(f)	EUR	273	323,737
Series 25, Class E, (1-mo. EURIBOR + 4.00%), 5.94%, 11/15/39(b)(f)		705	833,683
Asset-Backed European Securitisation Transaction Twenty-Three Sarl
Series 23, Class C, (1-mo. EURIBOR + 1.60%), 3.52%, 03/21/34(b)(f)		432	510,880
Series 23, Class D, (1-mo. EURIBOR + 1.90%), 3.82%, 03/21/34(b)(f)		259	306,944
Series 23, Class E, (1-mo. EURIBOR + 2.40%), 4.32%, 03/21/34(b)(f)		259	307,704
Atlas Senior Loan Fund XX Ltd., Series 2022- 20A, Class XR, (3-mo. CME Term SOFR + 1.15%), 5.03%, 10/19/37(a)(b)	USD	402	402,000
Atlas Senior Loan Fund XXII Ltd., Series 2023- 22A, Class A1, (3-mo. CME Term SOFR + 1.98%), 5.86%, 01/20/36(a)(b)		2,620	2,623,115
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class C, (1-mo. EURIBOR + 1.70%), 3.59%, 12/29/36(b)(f)	EUR	343	405,984
Series 2024-1, Class D, (1-mo. EURIBOR + 2.30%), 4.19%, 12/29/36(b)(f)		327	389,420
Series 2025-1, Class C, (1-mo. EURIBOR + 1.25%), 3.14%, 12/28/40(b)(f)		692	814,210
Series 2025-1, Class D, (1-mo. EURIBOR + 1.90%), 3.79%, 12/28/40(b)(f)		229	271,551
Auto1 Car Funding S.a.r.l
Series 2024-1, Class C, (1-mo. EURIBOR + 1.50%), 3.44%, 12/15/33(b)(f)		300	354,004
Series 2024-1, Class D, (1-mo. EURIBOR + 3.50%), 5.44%, 12/15/33(b)(f)		300	362,782
AutoNoria Spain 2025 FT
Series 2025-SP, Class D, (1-mo. EURIBOR + 1.50%), 3.39%, 04/30/43(b)(f)		400	469,819
Series 2025-SP, Class E, (1-mo. EURIBOR + 3.00%), 4.89%, 04/30/43(b)(f)		500	592,924
Security		Par (000)	Value
Asset-Backed Securities (continued)
Avoca CLO XVIII DAC, Series 18A, Class CR, (3-mo. EURIBOR + 2.25%), 4.28%, 01/15/38(a)(b)	EUR	400	$ 469,522
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo. EURIBOR + 2.90%), 4.93%, 04/15/35(a)(b)		500	586,358
Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 3.33%, 04/15/35(b)(f)		850	993,054
Avoca CLO XXIII DAC, Series 23A, Class D, (3-mo. EURIBOR + 3.05%), 5.08%, 04/15/34(a)(b)		500	588,828
Bain Capital Credit CLO Ltd.
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.43%, 07/19/31(a)(b)	USD	1,450	1,450,514
Series 2019-2A, Class BR3, (3-mo. CME Term SOFR + 1.45%), 5.33%, 10/17/32(a)(b)		590	590,203
Series 2020-2A, Class ARR, (3-mo. CME Term SOFR + 1.24%), 5.12%, 07/19/34(a)(b)		550	550,138
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.23%, 07/24/34(a)(b)		250	244,751
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.08%, 10/20/34(a)(b)		560	560,434
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.43%, 07/15/37(a)(b)		7,880	7,905,907
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1AR, (3-mo. CME Term SOFR + 1.38%), 5.26%, 07/20/37(a)(b)		4,448	4,463,625
Series 2020-14A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.58%, 07/20/37(a)(b)		2,500	2,508,967
Ballyrock CLO 29 Ltd., Series 2025-29A, Class A1A, (3-mo. CME Term SOFR + 1.32%), 5.18%, 07/25/38(a)(b)		250	250,840
Ballyrock CLO 32 Ltd.
Series 2025-32A, Class A1A, (3-mo. CME Term SOFR + 1.21%), 4.88%, 01/25/39(a)(b)		820	821,228
Series 2025-32A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.47%, 01/25/39(a)(b)		830	832,308
Ballyrock CLO Ltd.
Series 2019-2A, Class A2R3, (3-mo. CME Term SOFR + 1.65%), 5.39%, 10/25/38(a)(b)		460	461,516
Series 2020-2A, Class A2R, (3-mo. CME Term SOFR + 1.81%), 5.70%, 10/20/31(a)(b)		300	300,066
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 6.41%), 10.30%, 10/20/31(a)(b)		250	250,046
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.24%, 01/15/38(a)(b)		6,935	6,960,861
Series 2023-25A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.61%, 01/25/38(a)(b)		570	571,086
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(b)		1,680	121,166
Series 1998-2, Class B1, 7.18%, 12/10/25(b)		2,790	205,900

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(a)	USD	362	$ 362,326
Bardot CLO Ltd., Series 2019-2A, Class ARR, (3-mo. CME Term SOFR + 0.98%), 4.84%, 10/22/32(a)(b)		1,242	1,242,055
Barings CLO Ltd., Series 2015-IA, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.55%, 01/20/31(a)(b)		973	973,180
Barrow Hanley CLO II Ltd., Series 2023-2A, Class A1R, (3-mo. CME Term SOFR + 1.31%), 5.19%, 03/31/38(a)(b)		1,810	1,814,526
Battalion CLO 18 Ltd., Series 2020-18A, Class BRR, (3-mo. CME Term SOFR + 1.80%), 5.71%, 10/15/36(a)(b)		1,827	1,828,475
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R3, (3-mo. CME Term SOFR + 0.90%), 4.78%, 07/18/30(a)(b)		4,581	4,580,427
Series 2015-8A, Class A2R3, (3-mo. CME Term SOFR + 1.00%), 4.88%, 07/18/30(a)(b)		3,250	3,247,196
Series 2015-8A, Class BR3, (3-mo. CME Term SOFR + 1.25%), 5.13%, 07/18/30(a)(b)		2,901	2,901,153
Battalion CLO X Ltd., Series 2016-10A, Class A1R3, (3-mo. CME Term SOFR + 1.14%), 4.87%, 01/24/35(a)(b)		1,780	1,779,784
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.84%, 05/28/39(a)(b)		4,862	4,029,804
Series 2004-B, Class A2, (1-mo. CME Term SOFR + 1.41%), 5.14%, 05/28/39(a)(b)		120	56,092
Series 2005-A, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.84%, 02/28/40(a)(b)		1,011	913,954
Series 2005-E, Class A1, (1-mo. CME Term SOFR + 1.11%), 4.84%, 12/28/40(a)(b)		92	93,200
BBAM U.S. CLO I Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.11%, 03/30/38(a)(b)		2,024	2,023,781
Bbam U.S. CLO V Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.36%, 07/25/38(a)(b)		250	250,891
BBAM U.S. CLO VI Ltd., Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.06%, 01/27/39(a)(b)		3,280	3,286,054
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(b)		1,674	99,127
Series 2000-A, Class A3, 7.83%, 06/15/30(b)		1,554	95,002
Series 2000-A, Class A4, 8.29%, 06/15/30(b)		1,121	72,556
BDS Ltd.
Series 2022-FL11, Class ATS, (1-mo. CME Term SOFR + 1.80%), 5.53%, 03/19/39(a)(b)		1,066	1,066,066
Series 2024-FL13, Class A, (1-mo. CME Term SOFR + 1.58%), 5.31%, 09/19/39(a)(b)		2,735	2,730,118
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1-mo. CME Term SOFR + 1.84%), 5.57%, 08/25/34(b)		5	4,712
Series 2006-HE1, Class 1M4, (1-mo. CME Term SOFR + 1.13%), 5.06%, 12/25/35(b)		2,154	2,129,040
Series 2006-HE7, Class 1A2, (1-mo. CME Term SOFR + 0.45%), 4.19%, 09/25/36(b)		604	594,661
Security		Par (000)	Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust
Series 2007-HE2, Class 1A4, (1-mo. CME Term SOFR + 0.43%), 4.17%, 03/25/37(b)	USD	903	$ 882,020
Series 2007-HE2, Class 22A, (1-mo. CME Term SOFR + 0.39%), 4.13%, 03/25/37(b)		323	306,606
Series 2007-HE2, Class 23A, (1-mo. CME Term SOFR + 0.39%), 4.13%, 03/25/37(b)		365	351,966
Series 2007-HE3, Class 1A4, (1-mo. CME Term SOFR + 0.81%), 4.55%, 04/25/37(b)		7,007	6,811,540
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.37%, 10/25/38(a)(b)		3,180	3,188,045
Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.19%, 10/20/38(a)(b)		500	501,074
Benefit Street Partners CLO 44 Ltd., Series 2025-44A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.94%, 01/15/39(a)(b)		2,790	2,793,846
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, (3-mo. CME Term SOFR + 1.53%), 5.41%, 07/20/37(a)(b)		6,170	6,190,629
Benefit Street Partners CLO X Ltd., Series 2016- 10A, Class A1R3, (3-mo. CME Term SOFR + 1.30%), 5.18%, 07/20/38(a)(b)		4,609	4,622,386
Benefit Street Partners CLO XII-B Ltd.
Series 2017-12BRA, Class A, (3-mo. CME Term SOFR + 1.37%), 5.28%, 10/15/37(a)(b)		1,340	1,344,733
Series 2017-12BRA, Class B, (3-mo. CME Term SOFR + 1.70%), 5.61%, 10/15/37(a)(b)		2,000	2,006,291
Benefit Street Partners CLO XIV Ltd., Series 2018-14A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.25%, 10/20/37(a)(b)		750	752,656
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/17/38(a)(b)		920	923,174
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 5.15%, 10/15/38(a)(b)		6,260	6,269,988
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ARR, (3-mo. CME Term SOFR + 1.29%), 5.20%, 07/15/37(a)(b)		4,685	4,696,271
Benefit Street Partners CLO XXIII Ltd.
Series 2021-23A, Class A1R, (3-mo. CME Term SOFR + 1.10%), 4.96%, 04/25/34(a)(b)		550	549,620
Series 2021-23A, Class ER, (3-mo. CME Term SOFR + 5.25%), 9.11%, 04/25/34(a)(b)		750	746,283
Benefit Street Partners CLO XXIX Ltd., Series 2022-29A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.04%, 01/25/38(a)(b)		2,150	2,148,982
Benefit Street Partners CLO XXVI Ltd., Series 2022-26A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.26%, 07/20/37(a)(b)		1,310	1,314,398
Benefit Street Partners CLO XXVII Ltd., Series 2022-27A, Class AR, (3-mo. CME Term SOFR + 1.37%), 5.25%, 10/20/37(a)(b)		10,520	10,557,462
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.21%, 01/25/38(a)(b)		4,500	4,514,926

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.17%, 01/25/38(a)(b)	USD	6,030	$ 6,051,316
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	991,806
Series 2022-C, Class B, 5.93%, 10/17/35(a)		459	460,685
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.25%, 01/22/38(a)(b)		2,550	2,559,185
Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.47%, 10/23/38(a)(b)		900	902,064
Birch Grove CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.28%, 10/19/37(a)(b)		870	873,260
Birch Grove CLO 3 Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.14%, 01/19/38(a)(b)		250	250,469
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.60%), 5.48%, 01/19/38(a)(b)		520	520,976
Birch Grove CLO 4 Ltd., Series 2022-4A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 5.39%, 07/15/37(a)(b)		1,140	1,144,091
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.14%, 10/20/38(a)(b)		4,520	4,527,910
Birch Grove CLO Ltd., Series 19A, Class A1RR, (3-mo. CME Term SOFR + 1.59%), 5.47%, 07/17/37(a)(b)		250	250,936
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.72%, 10/22/30(a)(b)		590	590,085
Series 2014-2A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 5.90%, 10/20/30(a)(b)		790	790,578
Series 2015-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.15%, 04/20/31(a)(b)		1,183	1,184,038
Series 2016-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.05%, 11/15/30(a)(b)		309	308,957
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.81%, 08/15/31(a)(b)		1,095	1,096,438
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.19%), 5.05%, 10/25/30(a)(b)		934	933,966
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.85%), 5.71%, 10/25/30(a)(b)		10,020	10,035,018
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 5.67%, 07/15/31(a)(b)		3,970	3,971,973
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 5.87%, 07/25/34(a)(b)		1,080	1,078,937
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class D1R, (3-mo. CME Term SOFR + 3.76%), 7.65%, 10/20/34(a)(b)		1,080	1,080,141
BlueMountain CLO XXXV Ltd., Series 2022-35A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.28%, 10/22/37(a)(b)		660	662,351
Security		Par (000)	Value
Asset-Backed Securities (continued)
BlueMountain Euro CLO DAC, Series 2021-2A, Class B1, (3-mo. EURIBOR + 1.75%), 3.76%, 10/15/35(a)(b)	EUR	3,280	$ 3,854,792
BlueMountain Fuji U.S. CLO II Ltd.
Series 2017-2A, Class A1AR, (3-mo. CME Term SOFR + 1.26%), 5.15%, 10/20/30(a)(b)	USD	553	553,349
Series 2017-2A, Class A2, (3-mo. CME Term SOFR + 1.86%), 5.75%, 10/20/30(a)(b)		1,380	1,380,446
Brant Point CLO Ltd., Series 2024-6A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.11%, 01/15/38(a)(b)		1,080	1,078,951
BRAVO Residential Funding Trust, Series 2024- CES2, Class A1A, 5.55%, 09/25/54(a)(c)		1,354	1,361,513
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(a)		3,325	3,335,042
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.49%), 5.38%, 07/20/34(a)(b)		500	500,000
Bridge Street CLO VI Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.07%, 01/15/39(a)(b)		4,160	4,170,503
Bridgepoint CLO VI DAC, Series 6X, Class AR, (3-mo. EURIBOR + 1.30%), 3.25%, 03/15/38(b)(f)	EUR	2,000	2,355,434
Brignole Co.
Series 2024, Class C, (1-mo. EURIBOR + 2.00%), 3.90%, 02/24/42(b)(f)		177	209,765
Series 2024, Class D, (1-mo. EURIBOR + 4.00%), 5.90%, 02/24/42(b)(f)		256	303,605
Bryant Park CLO Ltd., Series 2025-27A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.53%, 07/20/38(a)(b)	USD	1,780	1,785,755
Bryant Park Funding Ltd.
Series 2023-19A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.11%, 04/15/38(a)(b)		710	709,977
Series 2024-24A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.31%, 10/15/37(a)(b)		1,500	1,505,352
Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.22%, 01/18/38(a)(b)		2,250	2,258,104
Series 2024-25A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.58%, 01/18/38(a)(b)		4,000	4,011,176
Series 2024-25A, Class D1, (3-mo. CME Term SOFR + 2.95%), 6.83%, 01/18/38(a)(b)		500	500,477
Series 2025-28A, Class A, (3-mo. CME Term SOFR + 1.24%), 5.00%, 01/22/39(a)(b)		2,210	2,213,385
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 4.95%, 07/18/34(a)(b)		1,600	1,599,212
BXMT Ltd. Mortgage-Backed Securities, Series 2025-FL5, Class A, (1-mo. CME Term SOFR + 1.64%), 5.37%, 10/18/42(a)(b)		7,587	7,547,329
Canyon Capital CLO Ltd.
Series 2016-1A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.24%, 07/15/31(a)(b)		184	184,299
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.01%), 4.92%, 10/15/34(a)(b)		5,700	5,691,582
Canyon CLO Ltd.
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.24%, 07/15/31(a)(b)		456	456,326

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Canyon CLO Ltd.
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.31%, 10/15/37(a)(b)	USD	2,945	$ 2,956,230
Series 2020-3A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.86%, 10/15/37(a)(b)		1,610	1,614,875
Series 2023-2A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.96%, 05/15/37(a)(b)		6,800	6,828,521
Capital Four U.S. CLO II Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.90%), 5.78%, 01/20/37(a)(b)		20	20,037
Cardiff Auto Receivables Securitisation PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 5.68%, 08/20/31(b)(f)	GBP	1,743	2,359,594
Series 2024-1, Class D, (1-day SONIA + 2.60%), 6.38%, 08/20/31(b)(f)		1,320	1,791,379
Carlyle U.S. CLO Ltd.
Series 2017-3A, Class A1R2, (3-mo. CME Term SOFR + 1.40%), 5.27%, 10/21/37(a)(b)	USD	4,158	4,174,984
Series 2017-3A, Class BR2, (3-mo. CME Term SOFR + 1.78%), 5.65%, 10/21/37(a)(b)		5,170	5,191,637
Series 2019-4A, Class A11R, (3-mo. CME Term SOFR + 1.32%), 5.23%, 04/15/35(a)(b)		5,130	5,133,534
Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.27%, 07/25/37(a)(b)		250	250,874
Series 2022-1A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.30%, 04/15/35(a)(b)		250	250,059
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.24%, 01/20/38(a)(b)		270	270,992
Series 2024-6A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.56%, 10/25/37(a)(b)		510	512,000
Series 2025-6A, Class A1, (3-mo. CME Term SOFR + 1.22%), 4.88%, 01/20/39(a)(b)		1,000	999,971
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1-mo. CME Term SOFR + 0.74%), 4.48%, 01/25/36(b)		610	550,622
Series 2006-NC4, Class A3, (1-mo. CME Term SOFR + 0.27%), 4.01%, 10/25/36(b)		159	155,772
CarVal CLO IV Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.18%, 03/31/38(a)(b)		6,340	6,356,340
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.42%, 10/15/34(a)(b)		250	250,014
Series 2021-2A, Class E, (3-mo. CME Term SOFR + 7.01%), 10.92%, 10/15/34(a)(b)		250	247,006
CarVal CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.28%, 10/22/37(a)(b)		730	732,421
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(b)		5,940	5,729,893
CBAM Ltd.
Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.25%, 07/20/31(a)(b)		68	68,144
Series 2018-7A, Class B1, (3-mo. CME Term SOFR + 1.86%), 5.75%, 07/20/31(a)(b)		250	250,059
Security		Par (000)	Value
Asset-Backed Securities (continued)
C-BASS Trust
Series 2006-CB7, Class A4, (1-mo. CME Term SOFR + 0.43%), 4.17%, 10/25/36(b)	USD	331	$ 233,225
Series 2006-CB9, Class A4, (1-mo. CME Term SOFR + 0.57%), 4.31%, 11/25/36(b)		321	145,605
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR3, (3-mo. CME Term SOFR + 1.75%), 5.84%, 07/22/38(a)(b)		3,110	3,120,228
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.24%, 07/17/31(a)(b)		964	964,319
Cedar Funding VII CLO Ltd., Series 2018-7A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 5.20%, 10/20/38(a)(b)		280	280,420
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R2, (3-mo. CME Term SOFR + 1.30%), 5.09%, 05/29/32(a)(b)		1,220	1,219,181
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.61%, 10/15/37(a)(b)		770	772,423
Cerberus Loan Funding XLIV LLC, Series 2023- 5A, Class A, (3-mo. CME Term SOFR + 2.35%), 6.26%, 01/15/36(a)(b)		1,480	1,483,355
CIFC European Funding CLO II DAC
Series 2X, Class AR, (3-mo. EURIBOR + 1.30%), 3.33%, 10/15/39(b)(f)	EUR	3,460	4,072,646
Series 2X, Class DR, (3-mo. EURIBOR + 3.00%), 5.03%, 10/15/39(b)(f)		1,000	1,180,215
CIFC Funding Ltd.
Series 2014-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.55%, 01/18/31(a)(b)	USD	5,180	5,185,467
Series 2014-3A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.09%, 03/31/38(a)(b)		1,250	1,249,752
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 5.22%, 04/20/34(a)(b)		510	510,873
Series 2016-1A, Class BR3, (3-mo. CME Term SOFR + 1.45%), 5.32%, 10/21/31(a)(b)		250	250,250
Series 2017-1A, Class ARR, (3-mo. CME Term SOFR + 1.55%), 5.42%, 04/21/37(a)(b)		6,190	6,211,844
Series 2017-1A, Class BRR, (3-mo. CME Term SOFR + 2.05%), 5.92%, 04/21/37(a)(b)		3,710	3,729,145
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.32%, 04/21/37(a)(b)		250	251,313
Series 2017-5A, Class AR, (3-mo. CME Term SOFR + 1.41%), 5.29%, 07/17/37(a)(b)		1,770	1,776,475
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/18/38(a)(b)		3,140	3,149,766
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 01/18/38(a)(b)		1,510	1,516,330
Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.37%), 5.25%, 10/20/37(a)(b)		250	250,936
Series 2018-2A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.63%, 10/20/37(a)(b)		1,000	1,005,251

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2018-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.35%, 10/18/38(a)(b)	USD	682	$ 683,812
Series 2019-1A, Class A1R2, (3-mo. CME Term SOFR + 1.36%), 5.24%, 10/20/37(a)(b)		6,729	6,753,185
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.25%), 5.39%, 10/17/38(a)(b)		2,190	2,195,363
Series 2019-6A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.34%, 07/16/37(a)(b)		6,170	6,190,410
Series 2019-7A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.37%, 10/19/38(a)(b)		4,750	4,763,300
Series 2020-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.32%, 07/15/36(a)(b)		1,200	1,200,605
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 5.82%, 07/15/36(a)(b)		3,260	3,261,673
Series 2020-4A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.21%, 01/15/40(a)(b)		9,120	9,148,636
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.61%, 07/25/37(a)(b)		5,280	5,308,154
Series 2021-3A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.46%, 10/15/38(a)(b)		637	637,642
Series 2021-4A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.22%, 07/23/37(a)(b)		4,132	4,147,254
Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.51%, 07/23/37(a)(b)		500	502,198
Series 2021-4A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.76%, 07/23/37(a)(b)		250	250,984
Series 2021-6A, Class A, (3-mo. CME Term SOFR + 1.40%), 5.31%, 10/15/34(a)(b)		840	840,216
Series 2021-6A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.82%, 10/15/34(a)(b)		700	701,527
Series 2022-1A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.20%, 04/17/35(a)(b)		2,085	2,086,502
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.15%, 10/15/38(a)(b)		1,579	1,582,295
Series 2023-3A, Class A, (3-mo. CME Term SOFR + 1.60%), 5.48%, 01/20/37(a)(b)		2,660	2,668,271
Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.35%, 07/21/37(a)(b)		690	692,530
Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.01%, 04/23/38(a)(b)		250	249,743
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.40%, 10/24/38(a)(b)		3,450	3,459,666
Series 2025-4A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.81%, 10/24/38(a)(b)		890	892,855
Series 2025-4A, Class C, (3-mo. CME Term SOFR + 1.85%), 5.96%, 10/24/38(a)(b)		890	892,913
CIT Mortgage Loan Trust
Series 2007-1, Class 1M2, (1-mo. CME Term SOFR + 2.74%), 5.60%, 10/25/37(a)(b)		1,821	1,826,328
Series 2007-1, Class 2M2, (1-mo. CME Term SOFR + 2.74%), 5.60%, 10/25/37(a)(b)		397	391,336
Security		Par (000)	Value
Asset-Backed Securities (continued)
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1-mo. CME Term SOFR + 0.31%), 4.05%, 05/25/37(b)	USD	4,138	$ 2,825,540
Series 2007-AHL2, Class A3C, (1-mo. CME Term SOFR + 0.38%), 4.12%, 05/25/37(b)		1,880	1,284,375
Series 2007-AHL3, Class A3B, (1-mo. CME Term SOFR + 0.28%), 4.02%, 07/25/45(b)		2,952	2,088,525
Clover CLO LLC
Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 5.41%, 04/20/37(a)(b)		4,120	4,133,839
Series 2021-3A, Class AR, (3-mo. CME Term SOFR + 1.07%), 4.93%, 01/25/35(a)(b)		270	269,812
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 04/25/47(a)		595	679,799
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		621	570,913
Series 2021-B, Class C, 2.72%, 06/25/52(a)		281	261,037
Series 2021-B, Class D, 3.78%, 06/25/52(a)		69	64,275
College Ave Student Loans Trust, Series 2024-A, Class A1B, (SOFR (30-day) + 1.75%), 5.62%, 06/25/54(a)(b)		7,430	7,536,389
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/50(a)		5,467	5,456,973
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, 07/25/50(a)		9,702	9,760,293
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(a)		2,794	2,819,027
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(b)		268	272,602
Series 1997-6, Class M1, 7.21%, 01/15/29(b)		44	45,057
Series 1998-4, Class M1, 6.83%, 04/01/30(b)		110	111,693
Series 1999-5, Class A5, 7.86%, 03/01/30(b)		765	199,012
Series 1999-5, Class A6, 7.50%, 03/01/30(b)		820	204,089
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(b)		1,445	173,005
Series 2000-4, Class A6, 8.31%, 05/01/32(b)		1,224	153,104
Series 2000-5, Class A6, 7.96%, 05/01/31		2,105	376,426
Series 2000-5, Class A7, 8.20%, 05/01/31		3,840	707,402
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-4A, Class B, 5.77%, 12/20/55(a)		18,083	18,187,482
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1-mo. CME Term SOFR + 1.01%), 4.75%, 10/25/34(b)		268	263,281
Series 2005-16, Class 1AF, 4.53%, 04/25/36(b)		1,731	1,558,851
Series 2006-14, Class M1, (1-mo. CME Term SOFR + 0.55%), 4.28%, 02/25/37(b)		1,122	1,188,031
Series 2006-18, Class M1, (1-mo. CME Term SOFR + 0.56%), 4.30%, 03/25/37(b)		6,644	6,952,590
Series 2006-22, Class M1, (1-mo. CME Term SOFR + 0.46%), 4.19%, 05/25/47(b)		840	828,462
Series 2006-SPS1, Class A, (1-mo. CME Term SOFR + 0.33%), 4.07%, 12/25/25(b)		4	16,377
Series 2007-12, Class 1A2, (1-mo. CME Term SOFR + 0.95%), 4.69%, 08/25/47(b)		2,298	2,271,944
Series 2007-SEA2, Class 2A1, (1-mo. CME Term SOFR + 1.61%), 5.35%, 06/25/47(a)(b)		1,283	1,072,423

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1-mo. CME Term SOFR + 0.38%), 4.14%, 03/15/34(b)	USD	128	$ 128,015
CQS U.S. CLO 5 Ltd., Series 2025-5A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.46%, 01/17/39(a)(b)		360	360,711
CQS U.S. CLO Ltd.
Series 2023-3A, Class B, (3-mo. CME Term SOFR + 2.65%), 6.51%, 01/25/37(a)(b)		1,910	1,913,685
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.72%, 07/20/36(a)(b)		3,660	3,672,971
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-MH29, Class B1, 8.10%, 09/25/31(b)		420	426,099
Series 2004-CF2, Class 1B, 6.00%, 01/25/43(a)(c)		304	257,349
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 2.92%, 12/25/36(c)		299	244,382
Series 2006-MH1, Class B1, 6.75%, 10/25/36(a)(c)		225	224,505
Series 2006-MH1, Class B2, 6.75%, 10/25/36(a)(c)		2,962	2,498,140
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(c)		2,700	80,312
Series 2007-CB6, Class A4, (1-mo. CME Term SOFR + 0.45%), 4.45%, 07/25/37(a)(b)		369	247,008
Creeksource Dunes Creek CLO Ltd.
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.32%, 01/15/38(a)(b)		250	250,942
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.75%), 5.66%, 01/15/38(a)(b)		1,040	1,041,986
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/60(a)(c)		1,098	1,101,783
Crown City CLO III, Series 2021-1A, Class A1A, (3-mo. CME Term SOFR + 1.43%), 5.32%, 07/20/34(a)(b)		250	250,101
Crown Point CLO 10 Ltd., Series 2021-10A, Class B, (3-mo. CME Term SOFR + 1.96%), 5.85%, 07/20/34(a)(b)		490	490,119
Crown Point CLO 11 Ltd., Series 2021-11A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.14%, 02/28/38(a)(b)		1,290	1,292,444
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.35%, 02/22/34(b)(f)	EUR	990	1,157,066
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.28%, 01/25/29(c)	USD	29	71,456
Series 2006-S5, Class A5, 6.16%, 06/25/35		36	57,579
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.05%, 05/15/35(b)		14	14,384
Series 2006-C, Class 2A, (1-mo. CME Term SOFR + 0.29%), 4.05%, 05/15/36(b)		243	241,455
Series 2006-H, Class 1A, (1-mo. CME Term SOFR + 0.26%), 4.02%, 11/15/36(b)		147	144,993
Series 2006-I, Class 1A, (1-mo. CME Term SOFR + 0.25%), 4.01%, 01/15/37(b)		176	171,164
Security		Par (000)	Value
Asset-Backed Securities (continued)
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/55(a)	USD	7,313	$ 7,327,968
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/55(a)(c)		3,068	3,079,041
Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, (3-mo. CME Term SOFR + 1.31%), 5.19%, 04/20/38(a)(b)		9,667	9,696,810
Diameter Capital CLO 12 Ltd., Series 2025-12A, Class A, (3-mo. CME Term SOFR + 1.24%), 5.16%, 10/20/38(a)(b)		2,240	2,243,956
Diameter Capital CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.23%), 4.96%, 01/20/39(a)(b)		2,570	2,570,000
Diameter Capital CLO 2 Ltd., Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.30%, 10/15/37(a)(b)		250	250,940
Diameter Capital CLO 3 Ltd.
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.24%, 01/15/38(a)(b)		4,002	4,017,261
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.70%), 5.61%, 01/15/38(a)(b)		1,500	1,505,004
Diameter Capital CLO 5 Ltd., Series 2023-5A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.11%, 01/15/39(a)(b)		3,330	3,336,142
Diameter Capital CLO 8 Ltd., Series 2024-8A, Class A1A, (3-mo. CME Term SOFR + 1.40%), 5.28%, 10/20/37(a)(b)		22,190	22,274,635
Dowson PLC
Series 2024-1, Class D, (1-day SONIA + 2.35%), 6.14%, 08/20/31(b)(f)	GBP	344	460,416
Series 2024-1, Class E, (1-day SONIA + 3.95%), 7.74%, 08/20/31(b)(f)		408	547,467
Series 2024-1, Class F, (1-day SONIA + 6.95%), 10.74%, 08/20/31(b)(f)		496	659,275
Dryden 104 CLO Ltd., Series 2022-104A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.18%, 08/20/34(a)(b)	USD	3,180	3,180,512
Dryden 113 CLO Ltd., Series 2022-113A, Class AR3, (3-mo. CME Term SOFR + 1.09%), 5.00%, 10/15/37(a)(b)		1,500	1,498,689
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, (3-mo. CME Term SOFR + 1.96%), 5.81%, 11/15/28(a)(b)		230	230,721
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.14%, 04/15/31(a)(b)		357	356,583
Dryden 49 Senior Loan Fund
Series 2017-49A, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.10%, 07/18/30(a)(b)		152	151,639
Series 2017-49A, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.75%, 07/18/30(a)(b)		500	501,555
Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.03%, 10/19/29(a)(b)		540	539,845
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.19%, 04/15/31(a)(b)		786	786,228

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dryden 64 CLO Ltd., Series 2018-64A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.12%, 04/18/31(a)(b)	USD	291	$ 291,028
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 5.75%, 07/18/30(a)(b)		300	301,052
Dryden 68 CLO Ltd., Series 2019-68A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 5.01%, 07/15/35(a)(b)		250	249,955
Dryden 72 CLO Ltd., Series 2019-72A, Class ARR, (3-mo. CME Term SOFR + 1.10%), 4.95%, 05/15/32(a)(b)		152	152,310
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.28%, 10/15/37(a)(b)		1,750	1,756,528
Dryden 87 CLO Ltd., Series 2021-87A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.64%, 08/20/38(a)(b)		1,740	1,747,492
Dryden 98 CLO Ltd., Series 2022-98A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.18%, 04/20/35(a)(b)		1,190	1,190,592
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3-mo. CME Term SOFR + 1.75%), 5.66%, 07/15/30(a)(b)		174	173,732
Series 2020-2A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.29%, 10/15/37(a)(b)		100	100,368
Edenbrook Mortgage Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.95%), 5.71%, 03/22/57(b)(f)	GBP	1,611	2,198,357
Series 2024-1, Class D, (1-day SONIA + 2.55%), 6.31%, 03/22/57(b)(f)		931	1,280,474
EDvestinU Private Education Loan Issue No. 4 LLC, Series 2022-A, Class A, 5.25%, 11/25/40(a)	USD	1,983	1,986,443
Elevation CLO Ltd., Series 2018-10A, Class BR, (3-mo. CME Term SOFR + 1.20%), 5.08%, 10/20/31(a)(b)		1,740	1,739,715
Elm Park CLO DAC
Series 1X, Class AR3, (3-mo. EURIBOR + 1.30%), 3.42%, 01/15/38(b)(f)	EUR	2,000	2,350,398
Series 1X, Class DR3, (3-mo. EURIBOR + 3.20%), 5.32%, 01/15/38(b)(f)		952	1,125,113
Elmwood CLO 19 Ltd., Series 2022-6A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 5.15%, 10/17/38(a)(b)	USD	780	781,636
Elmwood CLO 24 Ltd., Series 2023-3A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/17/38(a)(b)		8,090	8,121,705
Elmwood CLO 27 Ltd., Series 2024-3A, Class B, (3-mo. CME Term SOFR + 1.95%), 5.83%, 04/18/37(a)(b)		1,040	1,044,296
Elmwood CLO 29 Ltd., Series 2024-5A, Class AR1, (3-mo. CME Term SOFR + 1.52%), 5.40%, 04/20/37(a)(b)		4,760	4,776,396
Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.31%, 07/17/37(a)(b)		2,410	2,416,425
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.22%, 10/20/37(a)(b)		1,517	1,523,312
Security		Par (000)	Value
Asset-Backed Securities (continued)
Elmwood CLO 38 Ltd., Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.01%, 04/22/38(a)(b)	USD	4,490	$ 4,485,128
Elmwood CLO 39 Ltd., Series 2025-2A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.02%, 04/17/38(a)(b)		1,250	1,248,550
Elmwood CLO I Ltd., Series 2019-1A, Class A1RR, (3-mo. CME Term SOFR + 1.52%), 5.40%, 04/20/37(a)(b)		250	250,864
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/20/37(a)(b)		6,690	6,713,186
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/20/37(a)(b)		1,600	1,605,837
Series 2019-2A, Class D1RR, (3-mo. CME Term SOFR + 3.05%), 6.93%, 10/20/37(a)(b)		250	250,904
Elmwood CLO III Ltd., Series 2019-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 07/18/37(a)(b)		670	672,400
Elmwood CLO IV Ltd., Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.23%, 04/18/37(a)(b)		1,000	1,000,624
Elmwood CLO VI Ltd., Series 2020-3A, Class ARR, (3-mo. CME Term SOFR + 1.38%), 5.26%, 07/18/37(a)(b)		3,381	3,393,969
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.24%, 10/17/37(a)(b)		790	792,809
Elmwood CLO XII Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.27%, 10/15/37(a)(b)		1,310	1,314,667
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3-mo. EURIBOR + 2.35%), 4.42%, 04/24/34(a)(b)	EUR	700	823,253
Series 2013-3A, Class DRRR, (3-mo. EURIBOR + 3.25%), 5.32%, 04/24/34(a)(b)		1,585	1,859,070
Fairbridge BV, Series 2025-1, Class C, (3-mo. EURIBOR + 1.80%), 3.82%, 02/24/62(b)(f)		290	341,465
FBR Securitization Trust, Series 2005-5, Class M2, (1-mo. CME Term SOFR + 0.82%), 4.55%, 11/25/35(b)	USD	3,046	3,026,573
FCT Noria 2025, Series 2025-1, Class E, (1-mo. EURIBOR + 2.75%), 4.64%, 07/25/43(b)(f)	EUR	600	707,642
FIGRE Trust
Series 2024-SL1, Class A1, 5.75%, 07/25/53(a)(b)	USD	3,717	3,778,206
Series 2025-HE7, Class A, 5.15%, 11/25/55(a)(b)		2,981	2,989,315
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1-mo. CME Term SOFR + 1.16%), 4.90%, 10/25/34(b)		1,000	926,326
Series 2006-FF13, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.09%, 10/25/36(b)		1,763	1,137,345
Series 2006-FF13, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.17%, 10/25/36(b)		1,034	682,822
Series 2006-FF16, Class 2A3, (1-mo. CME Term SOFR + 0.39%), 4.13%, 12/25/36(b)		8,738	3,522,456
Series 2006-FF17, Class A5, (1-mo. CME Term SOFR + 0.26%), 4.00%, 12/25/36(b)		7,626	6,681,301

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
First Franklin Mortgage Loan Trust
Series 2006-FFH1, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.45%, 01/25/36(b)	USD	2,882	$ 2,649,402
First NLC Trust, Series 2007-1, Class A3, (1-mo. CME Term SOFR + 0.29%), 4.03%, 08/25/37(a)(b)		682	343,165
FirstKey Homes Trust, Series 2022-SFR3, Class E2, 3.50%, 07/17/38(a)		5,641	5,588,633
Flatiron CLO 21 Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.24%, 10/19/37(a)(b)		13,960	14,010,675
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.58%), 5.46%, 10/19/37(a)(b)		1,980	1,984,443
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/19/37(a)(b)		1,200	1,204,322
Flatiron CLO 25 Ltd.
Series 2024-2A, Class A, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/17/37(a)(b)		1,140	1,143,962
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.48%, 10/17/37(a)(b)		600	601,824
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		7,020	7,068,865
Fortuna Consumer Loan Abs DAC
Series 2024-2, Class C, (1-mo. EURIBOR + 1.65%), 3.59%, 10/18/34(b)	EUR	707	834,472
Series 2024-2, Class E, (1-mo. EURIBOR + 4.10%), 6.04%, 10/18/34(b)		2,034	2,428,887
Fortuna Consumer Loan ABS DAC
Series 2025-2, Class D, (1-mo. EURIBOR + 1.40%), 3.34%, 10/18/35(b)(f)		700	818,605
Series 2025-2, Class E, (1-mo. EURIBOR + 2.75%), 4.69%, 10/18/35(b)(f)		600	703,375
Foundation Finance Trust
Series 2021-2A, Class A, 2.19%, 01/15/42(a)	USD	1,855	1,762,363
Series 2024-1A, Class B, 5.95%, 12/15/49(a)		762	782,241
Series 2024-2A, Class B, 4.93%, 03/15/50(a)		1,332	1,335,762
Series 2025-1A, Class A, 4.95%, 04/15/50(a)		2,417	2,445,475
Series 2025-2A, Class D, 5.68%, 04/15/52(a)		1,004	1,003,479
Series 2025-2A, Class E, 8.35%, 04/15/52(a)		1,082	1,093,635
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.13%, 02/25/37(b)		1,657	1,240,949
FS Rialto Issuer Ltd.
Series 2024-FL9, Class A, (1-mo. CME Term SOFR + 1.63%), 5.36%, 10/19/39(a)(b)		4,627	4,620,382
Series 2025-FL10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.12%, 08/19/42(a)(b)		1,610	1,609,307
FTA Consumo Santander
Series 7, Class B, (3-mo. EURIBOR + 1.30%), 3.30%, 07/20/38(b)(f)	EUR	928	1,093,660
Series 7, Class C, (3-mo. EURIBOR + 1.65%), 3.65%, 07/20/38(b)(f)		785	924,708
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARRR, (3-mo. CME Term SOFR + 1.24%), 5.13%, 04/16/34(a)(b)	USD	4,690	4,691,085
Golden Bar Securitisation Srl
Series 2024-1, Class B, (3-mo. EURIBOR + 1.50%), 3.54%, 09/22/43(b)(f)	EUR	1,174	1,386,929
Series 2025-1, Class D, (3-mo. EURIBOR + 1.90%), 3.94%, 12/20/44(b)(f)		509	602,133
Security		Par (000)	Value
Asset-Backed Securities (continued)
Golden Ray SA - Compartment 1, Series 1, Class C, (1-mo. EURIBOR + 2.00%), 3.89%, 12/27/57(b)(f)	EUR	300	$ 350,581
Golden Ray SA Compartment 2, Series 2, Class C, (1-mo. EURIBOR + 1.50%), 3.44%, 12/27/58(b)(f)		200	235,070
GoldenTree Loan Management U.S. CLO 11 Ltd.
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 4.96%, 10/20/34(a)(b)	USD	18,440	18,429,511
Series 2021-11A, Class ER, (3-mo. CME Term SOFR + 4.90%), 8.78%, 10/20/34(a)(b)		250	248,297
GoldenTree Loan Management U.S. CLO 23 Ltd.
Series 2024-23A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.15%, 01/20/39(a)(b)		1,890	1,894,046
Series 2024-23A, Class B, (3-mo. CME Term SOFR + 1.60%), 5.48%, 01/20/39(a)(b)		3,020	3,029,376
GoldenTree Loan Management U.S. CLO 25 Ltd., Series 2025-25A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.20%, 04/20/37(a)(b)		1,370	1,374,643
Goldman Home Improvement Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(a)		942	966,549
Golub Capital Partners CLO Ltd.
Series 2013-17A, Class A1RR, (3-mo. CME Term SOFR + 1.47%), 5.34%, 02/09/39(a)(b)		8,040	8,046,953
Series 2017-19RA, Class A1R3, (3-mo. CME Term SOFR + 1.15%), 5.04%, 10/20/36(a)(b)		4,740	4,739,701
Series 2019-43A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.22%, 10/20/37(a)(b)		1,490	1,495,732
Series 2019-44A, Class A1R, (3-mo. CME Term SOFR + 1.57%), 5.44%, 10/21/38(a)(b)		8,730	8,730,336
Series 2020-52A, Class BR, (3-mo. CME Term SOFR + 2.00%), 5.88%, 04/20/37(a)(b)		940	944,365
Series 2021-53A, Class AR, (3-mo. CME Term SOFR + 0.98%), 4.86%, 07/20/34(a)(b)		7,660	7,653,193
Series 2022-64A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.22%, 10/25/37(a)(b)		500	501,655
Series 2024-76A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.23%, 10/25/37(a)(b)		860	863,129
Series 2024-76A, Class B, (3-mo. CME Term SOFR + 1.67%), 5.53%, 10/25/37(a)(b)		390	390,858
Series 2024-76A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.76%, 10/25/37(a)(b)		260	259,617
Series 2024-77A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.11%, 01/25/38(a)(b)		2,252	2,256,843
Series 2025-78A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.25%, 04/21/39(a)(b)		250	250,000
Series 2025-81A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.64%, 07/20/38(a)(b)		1,080	1,083,551
Series 2025-83A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.24%, 11/09/38(a)(b)		3,000	3,001,994

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Golub Capital Private Credit Fund CLO 2, Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.47%), 5.35%, 10/18/39(a)(b)	USD	7,720	$ 7,720,811
GoodLeap Home Improvement Solutions Trust
Series 2024-1A, Class A, 5.35%, 10/20/46(a)		12,212	12,369,259
Series 2025-1A, Class A, 5.38%, 02/20/49(a)		10,761	10,912,162
Series 2025-1A, Class B, 6.27%, 02/20/49(a)		413	419,237
Series 2025-3A, Class A, 5.00%, 10/20/49(a)		14,052	14,084,834
Gracie Point International Funding LLC, Series 2024-1A, Class A, (SOFR (90-day) + 1.70%), 5.89%, 03/01/28(a)(b)		7,816	7,821,900
Great Lakes CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.37%, 01/15/39(a)(b)		450	450,443
GreenPoint Manufactured Housing, Series 1999-5, Class M2, 9.23%, 12/15/29(b)		470	470,329
GreenSky Home Improvement Issuer Trust
Series 2024-1, Class A4, 5.67%, 06/25/59(a)		5,530	5,667,148
Series 2024-1, Class B, 5.87%, 06/25/59(a)		887	906,391
Series 2024-2, Class A4, 5.15%, 10/27/59(a)		1,135	1,153,798
Series 2024-2, Class B, 5.26%, 10/27/59(a)		1,425	1,442,945
Series 2025-2A, Class C, 5.26%, 06/25/60(a)		1,699	1,713,489
Series 2025-2A, Class D, 5.56%, 06/25/60(a)		1,356	1,366,743
Series 2025-2A, Class E, 7.79%, 06/25/60(a)		575	584,528
Series 2025-3A, Class A3, 4.52%, 12/27/60(a)		5,275	5,287,253
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term SOFR + 0.81%), 4.55%, 12/25/35(b)		836	375,546
Series 2006-18, Class AF2A, 5.63%, 11/25/36(b)		109	29,213
Series 2006-18, Class AF3A, 5.77%, 11/25/36(b)		1,075	287,813
Series 2006-4, Class 1A1, 4.12%, 03/25/36(b)		1,436	990,107
Series 2006-5, Class 2A1, (1-mo. CME Term SOFR + 0.25%), 3.99%, 03/25/36(b)		10	3,282
Series 2007-2, Class AF3, 5.92%, 03/25/37(b)		438	76,186
GSAMP Trust
Series 2007-H1, Class A1B, (1-mo. CME Term SOFR + 0.51%), 4.25%, 01/25/47(b)		636	314,040
Series 2007-HS1, Class M6, (1-mo. CME Term SOFR + 3.49%), 7.22%, 02/25/37(b)		1,300	1,281,228
GT Loan Financing I Ltd., Series 2013-1A, Class AR2, (3-mo. CME Term SOFR + 1.22%), 5.08%, 04/28/39(a)(b)		10,630	10,637,926
Halseypoint CLO 4 Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.37%, 04/20/34(a)(b)		1,330	1,330,702
Halseypoint CLO 7 Ltd., Series 2023-7A, Class A1R, (3-mo. CME Term SOFR + 1.45%), 5.33%, 07/20/38(a)(b)		1,080	1,083,644
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.22%, 10/20/37(a)(b)		1,460	1,466,047
Henley CLO IV DAC
Series 4A, Class D, (3-mo. EURIBOR + 3.00%), 5.07%, 04/25/34(a)(b)	EUR	750	883,272
Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 3.42%, 04/25/34(b)(f)		540	632,951
Hermitage 2025 PLC
Series 2025-1, Class D, (1-day SONIA + 1.70%), 5.49%, 04/21/33(b)(f)	GBP	648	873,114
Security		Par (000)	Value
Asset-Backed Securities (continued)
Hermitage 2025 PLC
Series 2025-1, Class E, (1-day SONIA + 3.20%), 6.99%, 04/21/33(b)(f)	GBP	468	$ 632,784
Hermitage PLC
Series 2024-1, Class C, (1-day SONIA + 1.60%), 5.39%, 04/21/33(b)(f)		400	540,113
Series 2024-1, Class D, (1-day SONIA + 2.35%), 6.14%, 04/21/33(b)(f)		249	337,174
Series 2024-1, Class E, (1-day SONIA + 3.90%), 7.69%, 04/21/33(b)(f)		404	548,892
Hill FL BV, Series 2024-2FL, Class D, (1-mo. EURIBOR + 1.95%), 3.89%, 10/18/32(b)(f)	EUR	450	522,956
Home Efficiency Trust, Series 2024, Class A, 0.00%, 12/31/54(a)(e)	USD	29,645	30,964,612
Home Equity Asset Trust
Series 2006-3, Class M2, (1-mo. CME Term SOFR + 0.71%), 4.45%, 07/25/36(b)		2,440	2,338,478
Series 2007-1, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.15%, 05/25/37(b)		1,638	1,391,699
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, (1-mo. CME Term SOFR + 2.14%), 3.51%, 07/25/34(b)		214	207,238
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(c)		1,611	137,635
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		8,716	8,542,905
Household Capital RMBS, Series 2025-1, Class A, (3-mo. BBSW + 1.90%), 5.39%, 07/21/87(b)(f)	AUD	3,480	2,318,624
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, (SOFR (30-day) + 1.40%), 5.32%, 05/20/32(a)(b)	USD	3,236	3,244,945
Series 2024-2, Class B2, (SOFR (30-day) + 1.35%), 5.27%, 10/20/32(a)(b)		5,879	5,897,223
Series 2025-2, Class B2, (SOFR (30-day) + 1.20%), 5.12%, 09/20/33(a)(b)		3,033	3,037,275
Invesco CLO Ltd.
Series 2022-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.68%, 04/20/35(a)(b)		1,857	1,862,494
Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.24%, 01/15/38(a)(b)		1,177	1,181,163
Invesco Euro CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 3.80%), 5.81%, 01/15/34(b)(f)	EUR	350	400,197
Italian Stella Loans Srl, Series 2024-2, Class D, (1-mo. EURIBOR + 2.15%), 4.04%, 05/27/39(b)(f)		216	257,659
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo. CME Term SOFR + 0.52%), 4.25%, 05/25/36(b)	USD	379	382,259
Series 2007-CH1, Class MF1, 4.42%, 11/25/36(c)		120	124,242
Kennedy Lewis CLO 13 Ltd., Series 2023-13A, Class A1, (3-mo. CME Term SOFR + 1.80%), 5.67%, 01/20/37(a)(b)		2,600	2,601,043
Kennedy Lewis CLO 19 Ltd., Series 2025-19A, Class A, (3-mo. CME Term SOFR + 1.25%), 5.11%, 04/22/36(a)(b)		2,000	2,002,246
Kennedy Lewis CLO 20 Ltd., Series 2024-20A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.56%, 01/25/38(a)(b)		260	260,881

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Kennedy Lewis CLO 4 Ltd.
Series 4A, Class ARR, (3-mo. CME Term SOFR + 1.43%), 5.31%, 07/20/37(a)(b)	USD	8,250	$ 8,277,802
Series 4A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 5.63%, 07/20/37(a)(b)		3,000	3,009,034
Kennedy Lewis CLO 7 Ltd., Series 7A, Class A1R, (3-mo. CME Term SOFR + 1.62%), 5.48%, 04/22/37(a)(b)		5,673	5,693,587
KKR CLO 17 Ltd., Series 17, Class BR, (3-mo. CME Term SOFR + 1.86%), 5.77%, 04/15/34(a)(b)		295	295,538
KKR CLO 18 Ltd., Series 18, Class A1R2, (3-mo. CME Term SOFR + 1.05%), 5.19%, 10/18/35(a)(b)		3,770	3,752,019
KKR CLO 21 Ltd., Series 21, Class A, (3-mo. CME Term SOFR + 1.26%), 5.17%, 04/15/31(a)(b)		148	147,929
KKR CLO 26 Ltd., Series 26, Class ARR, (3-mo. CME Term SOFR + 1.10%), 5.01%, 10/15/34(a)(b)		1,250	1,250,390
KKR CLO 28 Ltd., Series 28A, Class AR2, (3- mo. CME Term SOFR + 1.12%), 4.99%, 02/09/35(a)(b)		1,790	1,789,724
KKR CLO 30 Ltd., Series 30A, Class BR2, (3- mo. CME Term SOFR + 1.85%), 5.73%, 04/17/37(a)(b)		1,320	1,323,795
KKR CLO 34 Ltd., Series 34A, Class AR, (3-mo. CME Term SOFR + 1.10%), 5.01%, 07/15/34(a)(b)		3,680	3,677,237
KKR CLO 48 Ltd., Series 48A, Class AR, (3-mo. CME Term SOFR + 1.28%), 5.16%, 10/20/38(a)(b)		740	741,868
KKR CLO 54 Ltd., Series 2024-54A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.23%, 01/15/38(a)(b)		570	572,058
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME Term SOFR + 1.33%), 5.24%, 04/15/31(a)(b)		1,168	1,168,574
LCM 31 Ltd., Series 31A, Class AR, (3-mo. CME Term SOFR + 1.28%), 5.16%, 07/20/34(a)(b)		2,490	2,491,827
LCM 34 Ltd., Series 34A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.06%, 10/20/34(a)(b)		2,090	2,090,253
LCM XVII LP, Series 17A, Class A1AR, (3-mo. CME Term SOFR + 1.39%), 5.30%, 10/15/31(a)(b)		23	22,647
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(b)		1,847	1,795,581
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)		2,124	472,888
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(b)		2,416	2,249,122
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(b)		463	466,253
Series 2002-A, Class C, 0.00%, 06/15/33		135	135,352
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1-mo. CME Term SOFR + 0.20%), 3.94%, 06/25/37(a)(b)		277	184,905
LendingClub Rated Notes Issuer Trust
Series 2025-P1, Class A, 5.54%, 06/16/31(a)		8,411	8,459,194
Series 2025-P1, Class B, 5.92%, 06/16/31(a)		871	878,720
Series 2025-P1, Class C, 6.56%, 06/16/31(a)		1,740	1,758,265
Security		Par (000)	Value
Asset-Backed Securities (continued)
LendingClub Rated Notes Issuer Trust
Series 2025-P1, Class D, 6.79%, 06/16/31(a)	USD	707	$ 715,101
Series 2025-P1, Class E, 9.28%, 06/16/31(a)		1,378	1,393,687
Series 2025-P1, Class F, 13.31%, 06/16/38(a)		458	463,605
Series 2025-P1, Class R, 0.00%, 07/16/40(a)		182	498,916
Series 2025-P2, Class A, 5.20%, 02/15/35(a)		7,422	7,472,051
Series 2025-P2, Class B, 5.59%, 04/15/35(a)		407	409,573
Series 2025-P2, Class C, 6.25%, 09/15/35(a)		820	825,031
Series 2025-P2, Class D, 6.47%, 12/15/35(a)		328	329,575
Series 2025-P2, Class E, 8.99%, 07/15/36(a)		526	528,381
Series 2025-P2, Class F, 13.02%, 01/15/37(a)		262	263,306
Series 2025-P2, Class R, 0.00%, 03/15/45(a)		114	268,643
LendingClub Structured Loan Certificate Issuer Trust, Series 2025-P16, Class A, 5.19%, 12/15/32(a)		9,000	9,025,420
Lendmark Funding Trust
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	676,877
Series 2024-1A, Class B, 5.88%, 06/21/32(a)		2,136	2,166,719
Series 2024-1A, Class C, 6.40%, 06/21/32(a)		818	831,463
Series 2024-1A, Class D, 7.21%, 06/21/32(a)		953	970,975
Series 2024-2A, Class B, 4.86%, 02/21/34(a)		1,304	1,310,061
Series 2024-2A, Class C, 5.25%, 02/21/34(a)		399	401,843
Series 2024-2A, Class D, 5.69%, 02/21/34(a)		1,277	1,280,708
Series 2025-1A, Class A, 4.94%, 09/20/34(a)		6,997	7,075,475
Series 2025-1A, Class C, 5.68%, 09/20/34(a)		454	461,854
Series 2025-3A, Class A, 4.51%, 05/21/35(a)		8,510	8,507,450
Series 2025-3A, Class B, 4.83%, 05/21/35(a)		1,407	1,404,192
Series 2025-3A, Class C, 5.04%, 05/21/35(a)		409	407,192
LMRE Trust, Series 2025-SFR1, Class A, 4.50%, 12/17/42(a)		3,162	3,085,443
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		4,023	3,427,378
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		3,853	3,250,073
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1-mo. CME Term SOFR + 0.41%), 4.15%, 06/25/36(b)		2,863	1,346,012
Series 2006-7, Class 2A3, (1-mo. CME Term SOFR + 0.43%), 4.17%, 08/25/36(b)		7,584	2,998,676
Lyra Music Assets Delaware LP
Series 2024-2A, Class A2, 5.76%, 12/22/64(a)		7,743	7,834,558
Series 2025-1A, Class A2, 5.60%, 09/20/65(a)		2,282	2,301,084
Madison Park Funding LIX Ltd., Series 2021- 59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.38%, 04/18/37(a)(b)		230	230,705
Madison Park Funding LVII Ltd., Series 2022- 57A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.14%, 07/27/34(a)(b)		3,340	3,340,010
Madison Park Funding LXVII Ltd., Series 2024- 67A, Class B, (3-mo. CME Term SOFR + 2.05%), 5.91%, 04/25/37(a)(b)		6,610	6,626,867
Madison Park Funding LXXI Ltd.
Series 2025-71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.00%, 04/23/38(a)(b)		1,900	1,897,478
Series 2025-71A, Class B, (3-mo. CME Term SOFR + 1.50%), 5.36%, 04/23/38(a)(b)		250	250,316
Madison Park Funding LXXIII Ltd., Series 2025- 73A, Class B, (3-mo. CME Term SOFR + 1.70%), 5.66%, 10/17/38(a)(b)		730	732,182

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Madison Park Funding XIX Ltd.
Series 2015-19A, Class AR3, (3-mo. CME Term SOFR + 1.60%), 5.46%, 01/22/37(a)(b)	USD	7,000	$ 7,005,608
Series 2015-19A, Class BR3, (3-mo. CME Term SOFR + 2.25%), 6.11%, 01/22/37(a)(b)		1,000	1,003,302
Madison Park Funding XL-R Ltd., Series 2025- 40RA, Class A, (3-mo. CME Term SOFR + 1.29%), 5.25%, 10/16/38(a)(b)		1,780	1,784,628
Madison Park Funding XXII Ltd., Series 2016- 22A, Class AR2, (3-mo. CME Term SOFR + 1.31%), 5.22%, 01/15/38(a)(b)		3,000	3,010,638
Madison Park Funding XXIV Ltd., Series 2016- 24A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.43%, 10/20/29(a)(b)		712	711,806
Madison Park Funding XXVII Ltd., Series 2018- 27A, Class A1R, (3-mo. CME Term SOFR + 1.20%), 5.08%, 04/20/38(a)(b)		500	499,914
Madison Park Funding XXX Ltd.
Series 2018-30A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.25%, 07/16/37(a)(b)		1,780	1,785,963
Series 2018-30A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.64%, 07/16/37(a)(b)		290	291,132
Madison Park Funding XXXI Ltd., Series 2018- 31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 5.66%, 07/23/37(a)(b)		4,110	4,127,562
Madison Park Funding XXXIII Ltd., Series 2019- 33A, Class AR, (3-mo. CME Term SOFR + 1.29%), 5.20%, 10/15/32(a)(b)		2,918	2,921,125
Madison Park Funding XXXV Ltd.
Series 2019-35A, Class BR, (3-mo. CME Term SOFR + 1.66%), 5.55%, 04/20/32(a)(b)		1,030	1,031,482
Series 2019-35A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.05%, 04/20/32(a)(b)		1,500	1,503,758
Madison Park Funding XXXVII Ltd., Series 2019- 37A, Class AR2, (3-mo. CME Term SOFR + 1.53%), 5.44%, 04/15/37(a)(b)		670	672,361
Mariner Finance Issuance Trust
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	1,190,721
Series 2024-AA, Class A, 5.13%, 09/22/36(a)		5,718	5,794,141
Series 2024-AA, Class D, 6.77%, 09/22/36(a)		304	311,420
Series 2024-AA, Class E, 9.02%, 09/22/36(a)		1,277	1,318,949
Series 2024-BA, Class D, 6.36%, 11/20/38(a)		1,400	1,433,563
Series 2025-AA, Class A, 4.98%, 05/20/38(a)		10,592	10,726,537
Series 2025-AA, Class B, 5.33%, 05/20/38(a)		1,425	1,443,850
Series 2025-AA, Class C, 5.69%, 05/20/38(a)		1,462	1,485,040
Series 2025-BA, Class A, 4.59%, 11/22/38(a)		7,143	7,165,877
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1-mo. CME Term SOFR + 0.63%), 4.37%, 06/25/36(a)(b)		856	809,585
Series 2007-HE1, Class A4, (1-mo. CME Term SOFR + 0.67%), 4.41%, 05/25/37(b)		1,318	1,140,929
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1-mo. CME Term SOFR + 0.63%), 4.37%, 06/25/46(a)(b)		161	157,696
Security		Par (000)	Value
Asset-Backed Securities (continued)
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1-mo. CME Term SOFR + 0.59%), 4.33%, 05/25/37(b)	USD	737	$ 540,532
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1-mo. CME Term SOFR + 0.50%), 4.24%, 08/25/37(b)		395	390,629
Series 2006-RM3, Class A2B, (1-mo. CME Term SOFR + 0.29%), 4.03%, 06/25/37(b)		805	166,089
Metro Finance Trust
Series 2025-1, Class C, (1-mo. BBSW + 1.90%), 5.45%, 10/15/31(b)	AUD	500	336,541
Series 2025-1, Class D, (1-mo. BBSW + 2.20%), 5.75%, 10/15/31(b)		650	438,215
MF1 LLC
Series 2022-FL10, Class A, (1-mo. CME Term SOFR + 2.64%), 6.37%, 09/17/37(a)(b)	USD	553	553,380
Series 2022-FL9, Class A, (1-mo. CME Term SOFR + 2.15%), 5.88%, 06/19/37(a)(b)		3,850	3,850,411
MFA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/54(a)(c)		4,534	4,540,089
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, (3-mo. CME Term SOFR + 1.34%), 5.22%, 07/18/38(a)(b)		3,170	3,179,823
Mila BV
Series 2024-1, Class C, (1-mo. EURIBOR + 1.45%), 3.38%, 09/16/41(b)(f)	EUR	193	227,801
Series 2024-1, Class D, (1-mo. EURIBOR + 2.00%), 3.93%, 09/16/41(b)(f)		153	180,180
Milford Park CLO Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.04%, 01/20/38(a)(b)	USD	2,370	2,368,769
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		3,328	3,033,214
Milos CLO Ltd., Series 2017-1A, Class AR, (3- mo. CME Term SOFR + 1.33%), 5.22%, 10/20/30(a)(b)		266	266,235
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1-mo. CME Term SOFR + 0.71%), 4.45%, 12/25/34(b)		820	785,269
Series 2005-HE5, Class M4, (1-mo. CME Term SOFR + 0.98%), 4.72%, 09/25/35(b)		2,873	2,417,698
Series 2006-HE8, Class A2FP, (1-mo. CME Term SOFR + 0.18%), 3.92%, 10/25/36(b)		1,635	715,267
Series 2007-SEA1, Class 2A1, (1-mo. CME Term SOFR + 3.91%), 7.65%, 02/25/47(a)(b)		191	184,910
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1-mo. CME Term SOFR + 0.43%), 4.17%, 04/25/36(b)		1,255	867,045
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%, 10/25/36(c)		1,858	391,971
Series 2006-12XS, Class A6A, 6.23%, 10/25/36(c)		712	185,948
Series 2006-16AX, Class 1A, (1-mo. CME Term SOFR + 0.45%), 4.19%, 11/25/36(b)		3,447	525,299
Series 2006-16AX, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.35%, 11/25/36(b)		999	273,697
Series 2007-3XS, Class 2A3S, 6.36%, 01/25/47(c)		1,369	474,548
Series 2007-3XS, Class 2A4S, 6.46%, 01/25/47(c)		5,962	2,065,452

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)	USD	1,109	$ 1,041,185
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		410	364,398
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		543	481,163
Series 2023-1A, Class A, 5.32%, 06/20/53(a)		362	345,449
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1-mo. CME Term SOFR + 0.73%), 4.46%, 04/25/37(b)		3,320	3,173,788
Navient Education Loan Trust, Series 2025-A, Class D, 6.03%, 07/15/55(a)		404	407,113
Navient Private Education Loan Trust
Series 2014-AA, Class B, 3.50%, 08/15/44(a)		4,955	4,918,200
Series 2020-A, Class A2B, (1-mo. CME Term SOFR + 1.01%), 4.77%, 11/15/68(a)(b)		785	782,634
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/68(a)		52	51,571
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,243,831
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		800	720,322
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		2,153	2,021,711
Series 2024-A, Class A, 5.66%, 10/15/72(a)		11,400	11,681,672
Navient Refinance Loan Trust
Series 2025-B, Class A, 4.72%, 09/15/55(a)		6,947	6,952,673
Series 2025-C, Class A, 4.80%, 10/15/55(a)		4,848	4,857,337
Nelnet Student Loan Trust
Series 2021-A, Class B1, 2.85%, 04/20/62(a)		3,470	3,116,352
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	20,287,722
Series 2021-A, Class C, 3.75%, 04/20/62(a)		1,706	1,520,332
Series 2021-A, Class D, 4.93%, 04/20/62(a)		2,323	2,135,083
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		13,069	11,740,526
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		836	741,731
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,361,482
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		12,397	10,894,734
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	566,238
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	879,654
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		7,353	6,638,509
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	290,532
Series 2023-PL1A, Class A1A, (SOFR (30- day) + 2.25%), 6.12%, 11/25/53(a)(b)		2,267	2,297,394
Series 2025-BA, Class A1B, (SOFR (30-day) + 1.35%), 5.33%, 05/17/55(a)(b)		15,566	15,670,695
Series 2025-BA, Class B, 4.98%, 05/17/55(a)		7,795	7,809,684
Series 2025-BA, Class C, 5.38%, 05/17/55(a)		4,319	4,332,339
Series 2025-BA, Class D, 6.04%, 05/17/55(a)		3,153	3,147,408
Series 2025-CA, Class A1B, (SOFR (30-day) + 1.35%), 5.27%, 06/22/65(a)(b)		7,733	7,787,148
Series 2025-CA, Class D, 5.82%, 06/22/65(a)		4,599	4,536,387
Neuberger Berman CLO XVII Ltd., Series 2014- 17A, Class AR3, (3-mo. CME Term SOFR + 1.40%), 5.26%, 07/22/38(a)(b)		250	250,866
Neuberger Berman CLO XXI Ltd., Series 2016- 21A, Class A1R3, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/20/39(a)(b)		8,100	8,131,509
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.53%, 07/20/39(a)(b)		1,000	1,003,322
Neuberger Berman Loan Advisers CLO 36R Ltd., Series 2020-36RA, Class A, (3-mo. CME Term SOFR + 1.27%), 5.55%, 07/20/39(a)(b)		6,550	6,567,683
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 46 Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.38%, 01/20/37(a)(b)	USD	780	$ 781,279
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1-mo. CME Term SOFR + 0.79%), 4.52%, 12/25/35(b)		2,184	1,958,381
New Mountain CLO 2 Ltd., Series CLO-2A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.27%, 01/15/38(a)(b)		1,990	1,997,287
New Mountain CLO 3 Ltd., Series CLO-3A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.21%, 10/20/38(a)(b)		1,070	1,072,973
New Mountain CLO 8 Ltd., Series CLO-8A, Class A1, (3-mo. CME Term SOFR + 1.27%), 5.13%, 10/20/38(a)(b)		560	561,363
New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(a)		699	684,173
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 5.52%, 07/25/30(a)(b)		310	310,035
Newday Funding Master Issuer PLC
Series 2024-2X, Class B, (1-day SONIA + 1.40%), 5.24%, 07/15/32(b)(f)	GBP	655	885,078
Series 2024-2X, Class C, (1-day SONIA + 1.90%), 5.74%, 07/15/32(b)(f)		780	1,055,779
Series 2024-2X, Class D, (1-day SONIA + 2.65%), 6.49%, 07/15/32(b)(f)		1,645	2,232,569
Series 2025-2X, Class C, (1-day SONIA + 1.50%), 5.34%, 07/15/33(b)(f)		981	1,319,522
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1-mo. CME Term SOFR + 0.51%), 4.25%, 10/25/36(a)(b)	USD	41	83,207
Noria
Series 2024-DE1, Class D, (1-mo. EURIBOR + 1.65%), 3.54%, 02/25/43(b)(f)	EUR	403	473,433
Series 2024-DE1, Class E, (1-mo. EURIBOR + 3.55%), 5.44%, 02/25/43(b)(f)		403	478,061
Series 2024-DE1, Class F, (1-mo. EURIBOR + 4.50%), 6.39%, 02/25/43(b)(f)		242	285,574
Oak Hill Credit Partners X-R Ltd., Series 2014- 10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 5.01%, 04/20/38(a)(b)	USD	2,680	2,676,105
Oaktree CLO Ltd.
Series 2020-1A, Class BRR, (3-mo. CME Term SOFR + 1.55%), 5.46%, 01/15/38(a)(b)		930	931,590
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 0.97%), 4.88%, 01/15/35(a)(b)		2,100	2,096,853
Series 2024-27A, Class A2, (3-mo. CME Term SOFR + 1.57%), 5.43%, 10/22/37(a)(b)		790	793,140
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 6.86%, 10/22/37(a)(b)		250	249,369
Series 2025-31A, Class A, (3-mo. CME Term SOFR + 1.32%), 5.60%, 07/15/38(a)(b)		1,200	1,203,837
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(b)		419	132,689
Series 2001-D, Class A4, 6.93%, 09/15/31(b)		267	103,228
Series 2002-B, Class M1, 7.62%, 06/15/32(b)		2,937	2,981,655

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP Aegis CLO Ltd., Series 2024-39A, Class A1, (3-mo. CME Term SOFR + 1.22%), 5.11%, 01/16/37(a)(b)	USD	310	$ 309,813
OCP CLO Ltd.
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 5.52%, 04/26/31(a)(b)		508	508,301
Series 2016-12A, Class BAR3, (3-mo. CME Term SOFR + 1.68%), 5.56%, 10/18/37(a)(b)		1,960	1,965,837
Series 2016-12A, Class CR3, (3-mo. CME Term SOFR + 2.00%), 5.88%, 10/18/37(a)(b)		1,250	1,255,938
Series 2016-12A, Class XR3, (3-mo. CME Term SOFR + 1.20%), 5.08%, 10/18/37(a)(b)		1,680	1,680,017
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.21%, 11/26/37(a)(b)		8,965	8,999,291
Series 2017-13A, Class X, (3-mo. CME Term SOFR + 1.10%), 4.97%, 11/26/37(a)(b)		503	502,502
Series 2018-15A, Class AR, (3-mo. CME Term SOFR + 1.25%), 5.13%, 01/20/38(a)(b)		535	536,058
Series 2019-16A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.19%, 04/10/33(a)(b)		3,389	3,389,573
Series 2019-17A, Class AR2, (3-mo. CME Term SOFR + 1.40%), 5.28%, 07/20/37(a)(b)		1,570	1,575,464
Series 2020-18A, Class A1R2, (3-mo. CME Term SOFR + 1.37%), 5.25%, 07/20/37(a)(b)		330	331,222
Series 2020-18A, Class D1R2, (3-mo. CME Term SOFR + 3.10%), 6.98%, 07/20/37(a)(b)		390	388,912
Series 2020-19A, Class D1R2, (3-mo. CME Term SOFR + 2.70%), 6.58%, 04/20/38(a)(b)		530	531,532
Series 2020-20A, Class B1R, (3-mo. CME Term SOFR + 1.95%), 5.83%, 04/18/37(a)(b)		360	361,038
Series 2020-8RA, Class AR2, (3-mo. CME Term SOFR + 1.22%), 5.10%, 10/17/38(a)(b)		750	751,199
Series 2021-22A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/20/37(a)(b)		1,380	1,385,889
Series 2021-22A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/20/37(a)(b)		660	662,207
Series 2024-34A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.81%, 10/15/37(a)(b)		340	339,793
Series 2024-36A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.59%, 10/16/37(a)(b)		289	289,961
Series 2024-37A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.27%, 10/15/37(a)(b)		1,390	1,395,033
Series 2024-37A, Class B1, (3-mo. CME Term SOFR + 1.68%), 5.59%, 10/15/37(a)(b)		1,390	1,394,207
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.20%, 01/21/38(a)(b)		4,400	4,416,676
Security		Par (000)	Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2025-42A, Class A, (3-mo. CME Term SOFR + 1.25%), 5.58%, 05/21/38(a)(b)	USD	2,060	$ 2,065,095
Series 2025-45A, Class A, (3-mo. CME Term SOFR + 1.23%), 5.10%, 10/15/38(a)(b)		1,260	1,262,066
Series 2025-46A, Class A, (3-mo. CME Term SOFR + 1.20%), 5.05%, 10/15/38(a)(b)		1,690	1,692,288
Series 2025-46A, Class C, (3-mo. CME Term SOFR + 1.70%), 5.55%, 10/15/38(a)(b)		910	910,769
Series 2025-46A, Class D1, (3-mo. CME Term SOFR + 2.45%), 6.30%, 10/15/38(a)(b)		360	366,640
OCP Euro CLO DAC
Series 2019-3A, Class CR, (3-mo. EURIBOR + 2.30%), 4.30%, 04/20/33(a)(b)	EUR	250	294,339
Series 2019-3A, Class DR, (3-mo. EURIBOR + 3.30%), 5.30%, 04/20/33(a)(b)		250	294,188
Octagon 56 Ltd., Series 2021-1A, Class B, (3- mo. CME Term SOFR + 1.91%), 5.82%, 10/15/34(a)(b)	USD	250	250,475
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3-mo. CME Term SOFR + 1.22%), 5.12%, 04/16/31(a)(b)		490	489,876
Octagon Investment Partners 39 Ltd.
Series 2018-3A, Class AR, (3-mo. CME Term SOFR + 1.15%), 5.03%, 10/20/30(a)(b)		425	425,129
Series 2018-3A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.68%, 10/20/30(a)(b)		8,890	8,891,935
OHA Credit Funding 10-R Ltd., Series 2021- 10RA, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.54%, 07/18/37(a)(b)		2,420	2,422,463
OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3-mo. CME Term SOFR + 1.48%), 5.36%, 04/20/37(a)(b)		3,170	3,181,225
OHA Credit Funding 2 Ltd.
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.24%), 5.11%, 01/21/38(a)(b)		15,470	15,502,405
Series 2019-2A, Class B1R2, (3-mo. CME Term SOFR + 1.55%), 5.42%, 01/21/38(a)(b)		250	250,930
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.15%, 01/22/38(a)(b)		3,170	3,179,868
OHA Credit Funding 5 Ltd., Series 2020-5A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/18/37(a)(b)		420	421,890
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR2, (3-mo. CME Term SOFR + 1.33%), 5.21%, 10/20/37(a)(b)		850	853,442
OHA Credit Funding 7 Ltd., Series 2020-7A, Class A1R2, (3-mo. CME Term SOFR + 1.28%), 5.16%, 07/19/38(a)(b)		6,346	6,362,992
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/19/37(a)(b)		2,780	2,789,652
Series 2021-9A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/19/37(a)(b)		3,510	3,526,126
OHA Credit Partners XI Ltd., Series 2015-11A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.34%, 04/20/37(a)(b)		3,780	3,794,020

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Partners XVI, Series 2021-16A, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/18/37(a)(b)	USD	5,388	$ 5,406,596
OHA Loan Funding Ltd.
Series 2015-1A, Class A1R4, (3-mo. CME Term SOFR + 1.25%), 5.13%, 10/19/38(a)(b)		1,830	1,834,562
Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.46%), 5.34%, 07/20/37(a)(b)		3,750	3,762,435
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 5.58%, 07/20/37(a)(b)		250	251,117
OneMain Financial Issuance Trust
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,526,522
Series 2024-1A, Class A, 5.79%, 05/14/41(a)		17,503	18,388,620
Series 2025-1A, Class D, 5.79%, 07/14/38(a)		2,126	2,151,193
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo. CME Term SOFR + 0.85%), 4.58%, 11/25/35(b)		4,030	3,556,436
Series 2007-CP1, Class 2A3, (1-mo. CME Term SOFR + 0.32%), 4.06%, 03/25/37(b)		2,360	2,033,468
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(c)		1,619	1,395,922
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(c)		3,876	3,371,910
Series 2007-FXD1, Class 3A4, 5.86%, 01/25/37(c)		234	230,631
Orchard Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.24%, 10/20/37(a)(b)		15,180	15,235,604
Series 2024-1A, Class B1, (3-mo. CME Term SOFR + 1.70%), 5.58%, 10/20/37(a)(b)		1,380	1,384,994
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(b)		603	607,110
Series 2007-B, Class A1, (1-mo. CME Term SOFR + 1.31%), 5.07%, 10/15/37(a)(b)		70	69,483
Orion CLO Ltd., Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 5.13%, 10/25/38(a)(b)		6,320	6,330,041
Owl Rock CLO III Ltd., Series 2020-3A, Class AR, (3-mo. CME Term SOFR + 1.85%), 5.73%, 04/20/36(a)(b)		430	430,654
Owl Rock CLO V LLC, Series 2020-5A, Class A1R, (3-mo. CME Term SOFR + 1.78%), 5.66%, 04/20/34(a)(b)		900	900,123
Owl Rock CLO VII LLC, Series 2022-7A, Class AR, (3-mo. CME Term SOFR + 1.40%), 5.28%, 04/20/38(a)(b)		290	289,496
Owl Rock CLO XVIII LLC, Series 2024-18A, Class A, (3-mo. CME Term SOFR + 1.70%), 5.57%, 07/24/36(a)(b)		3,925	3,915,748
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.50%, 01/25/37(c)		1,441	1,320,910
OZLM Funding II Ltd., Series 2012-2A, Class AR4, (3-mo. CME Term SOFR + 1.20%), 5.04%, 07/30/37(a)(b)		1,970	1,971,379
OZLM XIX Ltd., Series 2017-19A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.26%, 01/15/35(a)(b)		2,650	2,651,214
Security		Par (000)	Value
Asset-Backed Securities (continued)
OZLM XVIII Ltd.
Series 2018-18A, Class A, (3-mo. CME Term SOFR + 1.28%), 5.19%, 04/15/31(a)(b)	USD	867	$ 866,649
Series 2018-18A, Class B, (3-mo. CME Term SOFR + 1.81%), 5.72%, 04/15/31(a)(b)		2,340	2,343,499
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3-mo. CME Term SOFR + 1.96%), 5.85%, 07/20/32(a)(b)		750	750,666
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(a)		3,423	2,921,102
Palmer Square CLO Ltd.
Series 2021-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.23%, 07/15/38(a)(b)		610	612,249
Series 2022-3A, Class A1R, (3-mo. CME Term SOFR + 1.35%), 5.23%, 07/20/37(a)(b)		1,530	1,535,290
Series 2022-3A, Class D1R, (3-mo. CME Term SOFR + 2.95%), 6.83%, 07/20/37(a)(b)		550	549,576
Series 2024-2A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.53%, 07/20/37(a)(b)		3,270	3,279,585
Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.27%), 5.23%, 10/20/38(a)(b)		1,440	1,443,766
Palmer Square Loan Funding Ltd.
Series 2022-3A, Class A1BR, (3-mo. CME Term SOFR + 1.40%), 5.31%, 04/15/31(a)(b)		250	249,993
Series 2022-3A, Class A2R, (3-mo. CME Term SOFR + 1.60%), 5.51%, 04/15/31(a)(b)		16,630	16,654,671
Series 2022-3A, Class BR, (3-mo. CME Term SOFR + 2.00%), 5.91%, 04/15/31(a)(b)		2,140	2,141,222
Series 2024-1A, Class A2, (3-mo. CME Term SOFR + 1.45%), 5.36%, 10/15/32(a)(b)		1,680	1,681,368
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.80%), 5.71%, 10/15/32(a)(b)		290	290,470
Series 2024-3A, Class A2, (3-mo. CME Term SOFR + 1.65%), 5.52%, 08/08/32(a)(b)		1,340	1,343,290
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 0.95%), 4.66%, 01/15/34(a)(b)		8,120	8,118,523
Series 2025-3A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.11%, 01/15/34(a)(b)		310	310,827
Series 2025-3A, Class D, (3-mo. CME Term SOFR + 4.40%), 8.11%, 01/15/34(a)(b)		520	519,917
Panorama Auto Trust
Series 2025-1, Class C, (1-mo. BBSW + 1.55%), 5.10%, 03/15/33(b)(f)	AUD	732	489,756
Series 2025-1, Class E, (1-mo. BBSW + 3.40%), 6.95%, 03/15/33(b)(f)		540	365,122
Series 2025-4, Class C, (1-mo. BBSW + 1.50%), 5.14%, 04/20/34(b)(f)		2,337	1,561,711
Park Blue CLO Ltd.
Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.30%, 07/20/37(a)(b)	USD	1,460	1,465,383
Series 2022-2A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.68%, 07/20/37(a)(b)		250	250,742
Series 2024-6A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.20%, 01/25/38(a)(b)		1,080	1,084,191
Series 2025-10A, Class A1, (3-mo. CME Term SOFR + 1.28%), 4.95%, 01/20/39(a)(b)		4,760	4,760,000

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Park Blue CLO Ltd.
Series 2025-10A, Class D1, (3-mo. CME Term SOFR + 2.90%), 6.57%, 01/20/39(a)(b)	USD	990	$ 990,000
Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.22%), 5.08%, 04/25/38(a)(b)		2,000	2,003,083
Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.26%, 10/25/38(a)(b)		950	951,891
Series 2025-9A, Class C, (3-mo. CME Term SOFR + 2.00%), 6.08%, 10/20/38(a)(b)		2,350	2,360,994
PCL Funding IX PLC
Series 2024-1, Class B, (1-day SONIA + 1.30%), 5.14%, 07/16/29(b)(f)	GBP	684	924,284
Series 2024-1, Class C, (1-day SONIA + 2.15%), 5.99%, 07/16/29(b)(f)		151	204,453
Penta CLO 12 DAC, Series 2022-12X, Class ARR, (3-mo. EURIBOR + 1.28%), 3.30%, 11/09/38(b)(f)	EUR	3,000	3,529,326
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(a)(e)	USD	12,000	12,067,200
Pikes Peak CLO 15 Ltd., Series 2023-15A, Class AR, (3-mo. CME Term SOFR + 1.22%), 5.10%, 10/20/38(a)(b)		960	961,461
Planet Fitness Master Issuer LLC, Series 2025- 1A, Class A2II, 5.65%, 12/06/55(a)		6,348	6,345,614
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.23%, 07/20/34(a)(b)		370	370,343
Point Broadband & Funding LLC, Series 2025- 1A, Class C, 8.16%, 07/20/55(a)		3,261	3,328,736
Pony SA
Series 2024-1, Class C, (1-mo. EURIBOR + 1.20%), 3.14%, 01/14/33(b)(f)	EUR	358	421,802
Series 2024-1, Class D, (1-mo. EURIBOR + 1.65%), 3.59%, 01/14/33(b)(f)		269	317,309
Post CLO Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.16%, 10/20/38(a)(b)	USD	1,340	1,343,679
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.56%, 10/20/38(a)(b)		1,620	1,625,957
Series 2023-1A, Class D1R, (3-mo. CME Term SOFR + 2.85%), 6.71%, 10/20/38(a)(b)		1,080	1,087,363
Post CLO VI Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.30%, 01/20/38(a)(b)		950	953,873
Prodigy Finance DAC
Series 2021-1A, Class A, (1-mo. CME Term SOFR + 1.36%), 5.09%, 07/25/51(a)(b)		999	996,741
Series 2021-1A, Class B, (1-mo. CME Term SOFR + 2.61%), 6.34%, 07/25/51(a)(b)		196	194,965
Series 2021-1A, Class C, (1-mo. CME Term SOFR + 3.86%), 7.59%, 07/25/51(a)(b)		114	112,943
Series 2021-1A, Class D, (1-mo. CME Term SOFR + 6.01%), 9.74%, 07/25/51(a)(b)		78	77,789
Progress Residential Trust
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		1,771	1,703,982
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		7,154	7,044,591
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	6,595,673
Security		Par (000)	Value
Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)	USD	1,342	$ 1,299,115
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,554,202
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,582,194
Series 2024-SFR2, Class E1, 3.40%, 04/17/41(a)(b)		2,025	1,902,062
Series 2024-SFR2, Class E2, 3.65%, 04/17/41(a)(b)		1,012	952,875
QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.04%, 10/05/55(a)		7,979	7,908,600
Quarzo Srl
Series 2024-1, Class C, (3-mo. EURIBOR + 2.30%), 4.40%, 06/15/41(b)(f)	EUR	279	332,086
Series 2024-1, Class D, (3-mo. EURIBOR + 3.70%), 5.80%, 06/15/41(b)(f)		228	270,029
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.22%, 07/25/31(a)(b)	USD	211	211,279
Rad CLO 14 Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.43%), 5.34%, 01/15/35(a)(b)		3,680	3,683,682
Rad CLO 15 Ltd., Series 2021-15A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.24%, 07/20/40(a)(b)		3,760	3,773,899
Rad CLO 16 Ltd., Series 2022-16A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.46%, 07/15/37(a)(b)		325	326,142
Rad CLO 18 Ltd., Series 2023-18A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.31%, 07/15/37(a)(b)		250	250,679
Rad CLO 21 Ltd.
Series 2023-21A, Class A1R, (3-mo. CME Term SOFR + 1.07%), 4.93%, 01/25/37(a)(b)		2,310	2,306,591
Series 2023-21A, Class CR, (3-mo. CME Term SOFR + 1.80%), 5.66%, 01/25/37(a)(b)		1,500	1,504,189
Rad CLO 23 Ltd., Series 2024-23A, Class B1, (3-mo. CME Term SOFR + 2.05%), 5.93%, 04/20/37(a)(b)		1,400	1,406,229
Rad CLO 25 Ltd., Series 2024-25A, Class A1, (3-mo. CME Term SOFR + 1.46%), 5.34%, 07/20/37(a)(b)		490	491,623
Rad CLO 27 Ltd., Series 2024-27A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.23%, 01/15/38(a)(b)		930	933,412
RAF ABS, Series 2025-1, Class C, (1-mo. BBSW + 1.45%), 5.00%, 12/09/31(b)(f)	AUD	500	333,985
RAMP Series Trust, Series 2004-RS7, Class A2A, (1-mo. CME Term SOFR + 0.62%), 4.69%, 07/25/34(b)	USD	939	749,639
RCKT Mortgage Trust, Series 2024-CES2, Class B2, 9.58%, 04/25/44(a)(b)		848	871,830
Red & Black Auto Italy Srl, Series 3, Class C, (1-mo. EURIBOR + 1.50%), 3.39%, 07/28/36(b)(f)	EUR	276	325,077
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.32%), 5.18%, 01/25/38(a)(b)	USD	5,320	5,336,861

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Regatta 31 Funding Ltd., Series 2025-1A, Class A2, (3-mo. CME Term SOFR + 1.60%), 5.46%, 03/25/38(a)(b)	USD	1,920	$ 1,926,242
Regatta 32 Funding Ltd., Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.34%), 5.44%, 07/25/38(a)(b)		2,870	2,880,925
Regatta 35 Funding Ltd., Series 2025-5A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.58%, 10/15/38(a)(b)		6,490	6,508,697
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3-mo. CME Term SOFR + 2.00%), 5.88%, 04/17/37(a)(b)		2,438	2,443,994
Regatta VI Funding Ltd., Series 2016-1A, Class A1R3, (3-mo. CME Term SOFR + 1.25%), 5.21%, 10/20/38(a)(b)		5,150	5,162,368
Regatta XI Funding Ltd., Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.63%, 07/17/37(a)(b)		3,270	3,282,552
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 5.30%, 10/15/37(a)(b)		3,640	3,654,244
Regatta XIX Funding Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.24%), 5.12%, 10/20/38(a)(b)		1,020	1,022,126
Regatta XVI Funding Ltd.
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.61%, 01/15/33(a)(b)		2,200	2,203,847
Series 2019-2A, Class CR, (3-mo. CME Term SOFR + 1.90%), 5.81%, 01/15/33(a)(b)		1,200	1,202,750
Regatta XVII Funding Ltd., Series 2020-1A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.29%, 10/15/37(a)(b)		1,240	1,244,737
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.07%, 04/15/38(a)(b)		2,138	2,137,496
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.46%, 04/15/38(a)(b)		750	751,945
Regatta XXIV Funding Ltd., Series 2021-5A, Class AR, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/20/38(a)(b)		1,470	1,474,697
Regatta XXV Funding Ltd., Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.34%), 5.25%, 07/15/38(a)(b)		6,800	6,826,307
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 5.39%, 04/26/37(a)(b)		4,350	4,365,392
Regional Management Issuance Trust
Series 2021-2, Class A, 1.90%, 08/15/33(a)		1,053	1,021,000
Series 2021-3, Class A, 3.88%, 10/17/33(a)(e)		21,460	20,977,150
Series 2022-1, Class A, 3.07%, 03/15/32(a)		45	44,872
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	806,635
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	531,623
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,701,355
Series 2024-1, Class D, 7.46%, 07/15/36(a)		1,047	1,078,466
Series 2024-2, Class A, 5.11%, 12/15/33(a)		1,860	1,874,433
Series 2024-2, Class D, 6.33%, 12/15/33(a)		271	273,663
Series 2025-2, Class A, 4.59%, 11/16/37(a)		10,082	10,065,283
Republic Finance Issuance Trust
Series 2024-A, Class B, 6.47%, 08/20/32(a)		695	710,231
Series 2024-A, Class C, 7.28%, 08/20/32(a)		340	350,063
Series 2024-A, Class D, 9.49%, 08/20/32(a)		1,401	1,439,740
Security		Par (000)	Value
Asset-Backed Securities (continued)
Republic Finance Issuance Trust
Series 2024-B, Class A, 5.42%, 11/20/37(a)	USD	10,434	$ 10,631,755
Series 2024-B, Class B, 5.86%, 11/20/37(a)		3,690	3,778,873
Series 2025-A, Class A, 4.59%, 11/20/34(a)		9,326	9,356,067
Retained Vantage Data Centers Issuer LLC, Series 2025-1A, Class A2A, 5.09%, 08/15/50(a)		6,786	6,723,451
Riserva CLO Ltd., Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.05%), 4.93%, 01/18/34(a)(b)		3,430	3,430,340
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3-mo. CME Term SOFR + 1.36%), 5.25%, 04/20/34(a)(b)		4,827	4,829,260
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 5.34%, 10/20/30(a)(b)		1,528	1,528,119
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.25%, 05/20/31(a)(b)		1,706	1,706,403
Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.98%), 5.87%, 05/20/31(a)(b)		1,500	1,501,992
Series 2018-2A, Class A, (3-mo. CME Term SOFR + 1.42%), 5.31%, 10/20/31(a)(b)		282	282,457
Series 2018-2A, Class B, (3-mo. CME Term SOFR + 2.06%), 5.95%, 10/20/31(a)(b)		600	600,576
Series 2018-2A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.25%, 10/20/31(a)(b)		250	250,053
Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.10%), 4.98%, 04/20/34(a)(b)		1,240	1,239,608
Series 2019-1A, Class B1R2, (3-mo. CME Term SOFR + 1.60%), 5.48%, 04/20/34(a)(b)		1,000	1,000,507
Series 2019-2A, Class AR2, (3-mo. CME Term SOFR + 1.13%), 5.02%, 08/20/32(a)(b)		218	217,771
Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.91%), 5.80%, 07/20/34(a)(b)		1,110	1,110,334
Series 2025-3A, Class A1, (3-mo. CME Term SOFR + 1.30%), 4.96%, 03/31/38(a)(b)		2,590	2,589,907
Series 2025-3A, Class D1, (3-mo. CME Term SOFR + 3.17%), 6.83%, 03/31/38(a)(b)		550	547,222
Rockford Tower Europe CLO DAC
Series 2025-3X, Class A, (3-mo. EURIBOR + 1.31%), 3.39%, 01/15/40(b)(f)	EUR	4,760	5,586,903
Series 2025-3X, Class D, (3-mo. EURIBOR + 3.10%), 5.18%, 01/15/40(b)(f)		830	970,528
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 5.00%, 07/25/31(a)(b)	USD	71	71,420
Romark CLO Ltd.
Series 2017-1A, Class A1R, (3-mo. CME Term SOFR + 1.29%), 5.15%, 10/23/30(a)(b)		111	111,244
Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 6.27%, 10/23/30(a)(b)		750	752,087
RR 12 Ltd., Series 2020-12A, Class A2R3, (3- mo. CME Term SOFR + 1.60%), 5.51%, 01/15/36(a)(b)		1,040	1,040,001
RR 24 Ltd., Series 2022-24A, Class A1A2, (3- mo. CME Term SOFR + 1.31%), 5.22%, 01/15/37(a)(b)		500	501,880

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
RR 28 Ltd., Series 2024-28RA, Class A1R, (3- mo. CME Term SOFR + 1.55%), 5.46%, 04/15/37(a)(b)	USD	6,320	$ 6,342,468
RR 29 Ltd., Series 2024-29RA, Class A1R, (3- mo. CME Term SOFR + 1.39%), 5.30%, 07/15/39(a)(b)		300	301,194
RR 32 Ltd., Series 2024-32RA, Class A2R, (3- mo. CME Term SOFR + 1.70%), 5.61%, 10/15/39(a)(b)		2,310	2,318,741
RR 36 Ltd., Series 2024-36RA, Class A1R, (3- mo. CME Term SOFR + 1.29%), 5.20%, 01/15/40(a)(b)		550	551,453
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo. CME Term SOFR + 1.15%), 5.06%, 04/15/40(a)(b)		9,490	9,480,510
RR 41 Ltd., Series 2025-41A, Class A1A, (3-mo. CME Term SOFR + 1.25%), 5.21%, 10/15/40(a)(b)		570	571,370
RR 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.41%, 07/15/39(a)(b)		720	722,339
Series 2018-5A, Class A2R, (3-mo. CME Term SOFR + 1.95%), 5.86%, 07/15/39(a)(b)		1,000	1,005,302
RR 7 Ltd., Series 2019-7A, Class A2B, (3-mo. CME Term SOFR + 1.85%), 5.76%, 01/15/37(a)(b)		220	220,415
RR 8 Ltd., Series 2020-8A, Class A1A2, (3-mo. CME Term SOFR + 1.23%), 4.98%, 01/15/39(a)(b)		1,760	1,763,365
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3-mo. EURIBOR + 1.75%), 3.76%, 01/15/37(a)(b)	EUR	1,160	1,367,450
Sagard-Halseypoint CLO 10 Ltd., Series 2025- 10A, Class A1, (3-mo. CME Term SOFR + 1.35%), 5.23%, 10/20/38(a)(b)	USD	13,510	13,550,318
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A, Class A1, (3-mo. CME Term SOFR + 1.39%), 5.23%, 01/30/38(a)(b)		2,920	2,930,951
Sagard-Halseypoint CLO 9 Ltd., Series 2025-9A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.17%, 04/20/38(a)(b)		1,840	1,844,604
Sandstone Peak II Ltd.
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.29%, 07/20/38(a)(b)		1,840	1,847,292
Series 2023-1A, Class BR, (3-mo. CME Term SOFR + 1.75%), 5.63%, 07/20/38(a)(b)		570	571,427
Sandstone Peak III Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.63%), 5.49%, 04/25/37(a)(b)		1,100	1,103,625
Sandstone Peak IV Ltd.
Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.29%), 4.95%, 01/20/39(a)(b)		3,620	3,629,725
Series 2025-1A, Class C1, (3-mo. CME Term SOFR + 2.05%), 5.71%, 01/20/39(a)(b)		1,070	1,074,983
Series 2025-1A, Class D1, (3-mo. CME Term SOFR + 3.10%), 6.76%, 01/20/39(a)(b)		1,070	1,070,485
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sandstone Peak Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.19%, 10/15/34(a)(b)	USD	250	$ 250,009
Series 2021-1A, Class A2R, (3-mo. CME Term SOFR + 1.68%), 5.59%, 10/15/34(a)(b)		2,410	2,416,695
Series 2021-1A, Class B1R, (3-mo. CME Term SOFR + 1.83%), 5.74%, 10/15/34(a)(b)		995	995,016
Series 2021-1A, Class DR, (3-mo. CME Term SOFR + 3.35%), 7.26%, 10/15/34(a)(b)		1,455	1,463,510
Santander Consumo 8 Fondo de Titulizacion
Series 8, Class C, (3-mo. EURIBOR + 1.50%), 3.51%, 01/21/40(b)(f)	EUR	900	1,061,199
Series 8, Class D, (3-mo. EURIBOR + 2.75%), 4.76%, 01/21/40(b)(f)		300	352,797
Saxon Asset Securities Trust, Series 2004-2, Class MF5, 2.83%, 08/25/35(c)	USD	587	457,415
SC Germany SA Compartment Consumer
Series 2024-2, Class C, (1-mo. EURIBOR + 1.40%), 3.34%, 05/14/38(b)(f)	EUR	800	942,271
Series 2024-2, Class D, (1-mo. EURIBOR + 1.70%), 3.64%, 05/14/38(b)(f)		500	588,309
Series 2025-1, Class D, (1-mo. EURIBOR + 1.75%), 3.69%, 12/14/38(b)(f)		500	589,432
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1-mo. CME Term SOFR + 1.12%), 4.85%, 10/25/35(b)	USD	340	269,404
Securitized Asset-Backed Receivables LLC Trust
Series 2007-BR1, Class A2A, (1-mo. CME Term SOFR + 0.33%), 4.07%, 02/25/37(b)		329	132,845
Series 2007-BR1, Class A2B, (1-mo. CME Term SOFR + 0.65%), 4.39%, 02/25/37(b)		3,502	1,415,759
Series 2007-NC2, Class A2C, (1-mo. CME Term SOFR + 0.55%), 4.29%, 01/25/37(b)		575	439,899
Service Experts Issuer LLC
Series 2021-1A, Class A, 2.67%, 02/02/32(a)		1,649	1,625,650
Series 2024-1A, Class A, 6.39%, 11/20/35(a)		3,088	3,164,423
SESAC Finance LLC
Series 2024-1, Class A2, 6.42%, 01/25/54(a)		1,276	1,294,499
Series 2025-1, Class A2, 5.50%, 07/25/55(a)		7,131	7,086,746
SG Mortgage Securities Trust, Series 2006- FRE2, Class A2C, (1-mo. CME Term SOFR + 0.43%), 4.17%, 07/25/36(b)		854	176,048
Shackleton CLO Ltd., Series 2013-3A, Class BR, (3-mo. CME Term SOFR + 1.81%), 5.72%, 07/15/30(a)(b)		448	447,955
Signal Peak CLO 11 Ltd., Series 2024-11A, Class A1, (3-mo. CME Term SOFR + 1.45%), 5.33%, 07/18/37(a)(b)		2,000	2,006,988
Signal Peak CLO 12 Ltd., Series 2022-12A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.28%, 07/18/37(a)(b)		520	521,785
Signal Peak CLO 14 Ltd., Series 2024-14A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.16%, 01/22/38(a)(b)		3,700	3,712,169
Signal Peak CLO 3 Ltd., Series 2016-3A, Class AR3, (3-mo. CME Term SOFR + 1.59%), 5.45%, 01/23/37(a)(b)		1,350	1,354,747

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Signal Peak CLO 5 Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.41%, 04/25/37(a)(b)	USD	2,620	$ 2,628,748
Series 2018-5A, Class BR, (3-mo. CME Term SOFR + 2.20%), 6.06%, 04/25/37(a)(b)		610	610,439
Signal Peak CLO 7 Ltd.
Series 2019-1A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.30%, 10/20/37(a)(b)		400	401,461
Series 2019-1A, Class BR, (3-mo. CME Term SOFR + 1.80%), 5.68%, 10/20/37(a)(b)		270	270,268
Signal Peak CLO 8 Ltd., Series 2020-8A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.27%, 10/20/37(a)(b)		1,430	1,435,187
Signal Peak CLO 9 Ltd., Series 2021-9A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.23%, 01/21/38(a)(b)		650	652,174
Silver Point CLO 1 Ltd., Series 2022-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.20%, 01/20/38(a)(b)		1,250	1,254,505
Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.29%, 10/15/38(a)(b)		3,270	3,278,175
Silver Point CLO 13 Ltd., Series 2025-13A, Class A1, (3-mo. CME Term SOFR + 1.25%), 5.18%, 10/15/38(a)(b)		5,260	5,269,735
Silver Point CLO 3 Ltd., Series 2023-3A, Class A1R, (3-mo. CME Term SOFR + 1.26%), 5.01%, 01/18/39(a)(b)		840	841,943
Silver Point CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.28%, 10/20/37(a)(b)		860	861,721
Silver Point CLO 7 Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.27%, 01/15/38(a)(b)		1,900	1,906,773
Silver Point CLO 8 Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.12%, 04/15/38(a)(b)		2,840	2,844,133
Silver Point Euro CLO 1 DAC
Series 1X, Class A, (3-mo. EURIBOR + 1.35%), 3.45%, 01/15/39(b)(f)	EUR	1,465	1,726,388
Series 1X, Class D, (3-mo. EURIBOR + 3.00%), 5.10%, 01/15/39(b)(f)		1,112	1,309,562
Sixth Street CLO IX Ltd., Series 2017-9A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.25%, 07/21/37(a)(b)	USD	1,690	1,696,241
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, (3-mo. CME Term SOFR + 1.15%), 5.02%, 01/20/38(a)(b)		1,570	1,569,092
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.13%, 10/17/38(a)(b)		1,020	1,021,944
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.20%, 07/17/38(a)(b)		250	250,787
SLM Private Credit Student Loan Trust, Series 2004-A, Class A3, (3-mo. CME Term SOFR + 0.66%), 4.39%, 06/15/33(b)		171	170,391
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. CME Term SOFR + 4.86%), 8.62%, 10/15/41(a)(b)		9,162	9,631,197
Security		Par (000)	Value
Asset-Backed Securities (continued)
Small Business Origination Loan Trust DAC, Series 2025-1, Class B, (1-day SONIA + 2.60%), 6.44%, 12/15/36(b)(f)	GBP	158	$ 213,074
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)	USD	223	222,479
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		6,066	5,750,951
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	6,056,792
Series 2021-A, Class C, 2.99%, 01/15/53(a)		6,022	5,327,073
Series 2021-C, Class B, 2.30%, 01/15/53(a)		452	441,622
Series 2021-C, Class C, 3.00%, 01/15/53(a)		416	369,901
SoFi Personal Loan Trust
Series 2023-1, Class R1, 0.00%, 11/12/30(a)		178	3,653,631
Series 2023-1A, Class A, 6.00%, 11/12/30(a)		3,276	3,312,454
Series 2024-1, Class R1, 0.00%, 02/12/31(a)		162	2,768,377
Series 2024-1A, Class A, 6.06%, 02/12/31(a)		2,921	2,900,341
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.19%, 01/26/31(a)(b)		59	58,770
Soundview Home Loan Trust
Series 2004-WMC1, Class M2, (1-mo. CME Term SOFR + 0.91%), 4.64%, 01/25/35(b)		31	26,748
Series 2005-OPT3, Class M4, (1-mo. CME Term SOFR + 1.13%), 4.87%, 11/25/35(b)		547	463,633
Series 2007-NS1, Class M1, (1-mo. CME Term SOFR + 0.64%), 4.37%, 01/25/37(b)		782	798,070
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3-mo. EURIBOR + 1.60%), 3.61%, 04/15/33(b)(f)	EUR	1,420	1,663,396
STAR Trust, Series 2021-SFR1, Class F, (1-mo. CME Term SOFR + 2.51%), 6.27%, 04/17/38(a)(b)	USD	445	444,246
Stratus CLO Ltd., Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(b)(e)		1,000	—
Stream Innovations Issuer Trust, Series 2025- 1A, Class A, 5.05%, 09/15/45(a)		3,536	3,570,866
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		34	32,520
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Class M1, (1-mo. CME Term SOFR + 1.16%), 4.90%, 05/25/37(a)(b)		2,109	1,762,497
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(a)		5,718	5,838,511
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/55(a)		5,981	5,993,926
Sunrise SPV 97 S.r.l., Series 2025-2, Class D, (1-mo. EURIBOR + 1.55%), 3.44%, 10/27/50(b)(f)	EUR	420	492,383
Sycamore Tree CLO Ltd., Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.39%), 5.27%, 01/20/38(a)(b)	USD	960	963,827
Symphony CLO 36 Ltd.
Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.31%, 01/16/31(a)(b)		33	33,463
Series 2025-52A, Class BR, (3-mo. CME Term SOFR + 1.55%), 01/20/36(a)(b)(g)		1,000	1,000,000
Symphony CLO 38 Ltd., Series 2023-38A, Class BR, (3-mo. CME Term SOFR + 1.95%), 5.82%, 07/24/38(a)(b)		1,240	1,243,788

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Symphony CLO 40 Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.22%, 01/05/38(a)(b)	USD	2,640	$ 2,649,813
Symphony CLO 43 Ltd., Series 2024-43A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.43%, 04/15/37(a)(b)		570	571,968
Symphony CLO 46 Ltd., Series 2024-46A, Class A2, (3-mo. CME Term SOFR + 1.59%), 5.47%, 01/20/38(a)(b)		250	250,577
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.12%, 04/16/31(a)(b)		83	83,119
Symphony CLO XVI Ltd., Series 2015-16A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 5.11%, 10/15/31(a)(b)		885	885,590
Symphony CLO XX Ltd., Series 2018-20A, Class BR2, (3-mo. CME Term SOFR + 1.55%), 5.44%, 01/16/32(a)(b)		1,110	1,111,097
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, (3-mo. CME Term SOFR + 0.90%), 4.81%, 07/15/32(a)(b)		1,218	1,218,030
Symphony CLO XXIX Ltd., Series 2021-29A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.93%, 10/15/35(a)(b)		2,600	2,606,001
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.23%, 04/20/33(a)(b)		1,408	1,408,942
Symphony CLO XXXIII Ltd., Series 2022-33A, Class AR, (3-mo. CME Term SOFR + 1.26%), 5.13%, 01/24/38(a)(b)		2,000	2,004,625
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/55(a)		8,563	8,514,976
TAGUS-Sociedade de Titularizacao de Creditos SA/Silk Finance No. 6, Series 6, Class C, (3-mo. EURIBOR + 1.70%), 3.70%, 12/25/39(b)(f)	EUR	500	588,117
TAGUS-Sociedade de Titularizacao de Creditos SA/Vasco Finance No. 2
Series 2, Class B, (1-mo. EURIBOR + 1.80%), 3.69%, 10/27/42(b)(f)		231	273,662
Series 2, Class C, (1-mo. EURIBOR + 2.60%), 4.49%, 10/27/42(b)(f)		154	183,105
Series 2, Class D, (1-mo. EURIBOR + 4.00%), 5.89%, 10/27/42(b)(f)		308	366,805
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.28%), 5.19%, 10/13/32(a)(b)	USD	1,041	1,041,720
TCW CLO Ltd., Series 2019-2A, Class A1R2, (3-mo. CME Term SOFR + 1.27%), 5.15%, 01/20/38(a)(b)		1,270	1,272,682
Terwin Mortgage Trust, Series 2005-10HE, Class M5, (1-mo. CME Term SOFR + 1.13%), 4.87%, 06/25/36(b)		359	334,823
Thayer Park CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.00%), 4.87%, 04/20/34(a)(b)		1,900	1,897,544
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.29%, 01/15/34(a)(b)		5,120	5,121,591
Security		Par (000)	Value
Asset-Backed Securities (continued)
TICP CLO VII Ltd.
Series 2017-7A, Class ASR2, (3-mo. CME Term SOFR + 1.30%), 5.21%, 04/15/33(a)(b)	USD	1,413	$ 1,414,434
Series 2017-7A, Class BR2, (3-mo. CME Term SOFR + 1.90%), 5.81%, 04/15/33(a)(b)		4,165	4,169,394
TICP CLO XI Ltd.
Series 2018-11A, Class AR, (3-mo. CME Term SOFR + 1.53%), 5.39%, 04/25/37(a)(b)		750	752,673
Series 2018-11A, Class BR, (3-mo. CME Term SOFR + 2.05%), 5.91%, 04/25/37(a)(b)		2,680	2,686,749
Series 2018-11A, Class DR, (3-mo. CME Term SOFR + 3.70%), 7.56%, 04/25/37(a)(b)		250	251,697
Tower Bridge Funding PLC
Series 2024-3X, Class C, (1-day SONIA + 1.40%), 5.16%, 12/20/66(b)(f)	GBP	272	366,409
Series 2024-3X, Class D, (1-day SONIA + 1.90%), 5.66%, 12/20/66(b)(f)		334	450,888
Trestles CLO III Ltd., Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 5.27%, 10/20/37(a)(b)	USD	4,480	4,496,717
Trestles CLO IV Ltd., Series 2021-4A, Class AR1, (3-mo. CME Term SOFR + 1.28%), 5.07%, 10/30/38(a)(b)		6,050	6,065,476
Trestles CLO IX Ltd., Series 2025-9A, Class A1, (3-mo. CME Term SOFR + 1.26%), 5.13%, 01/15/39(a)(b)		4,120	4,129,273
Trestles CLO Ltd., Series 2017-1A, Class A1RR, (3-mo. CME Term SOFR + 1.46%), 5.32%, 07/25/37(a)(b)		7,370	7,395,972
Trestles CLO V Ltd., Series 2021-5A, Class A1R, (3-mo. CME Term SOFR + 1.25%), 5.13%, 10/20/34(a)(b)		230	229,987
Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.04%, 04/25/38(a)(b)		3,450	3,448,541
Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.24%, 10/25/37(a)(b)		1,000	1,003,540
Trestles CLO VIII Ltd., Series 2025-8A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.63%, 06/11/35(a)(b)		2,030	2,032,223
Tricon Residential Trust, Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	3,290,266
Trimaran CAVU Ltd.
Series 2021-1A, Class AR, (3-mo. CME Term SOFR + 1.42%), 5.28%, 07/23/37(a)(b)		1,970	1,976,930
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.37%, 10/25/34(a)(b)		250	250,295
Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.15%, 03/20/38(a)(b)		1,350	1,353,004
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.24%, 01/25/38(a)(b)		4,940	4,957,809
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3-mo. CME Term SOFR + 1.66%), 5.55%, 10/18/31(a)(b)		464	463,704
Trinitas CLO VII Ltd., Series 2017-7A, Class A1R2, (3-mo. CME Term SOFR + 1.06%), 4.92%, 01/25/35(a)(b)		2,675	2,670,775

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Trinitas CLO XIV Ltd.
Series 2020-14A, Class A1R2, (3-mo. CME Term SOFR + 1.10%), 4.96%, 01/25/34(a)(b)	USD	1,250	$ 1,249,450
Series 2020-14A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 5.56%, 01/25/34(a)(b)		3,460	3,465,248
Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1R, (3-mo. CME Term SOFR + 1.22%), 5.10%, 01/20/35(a)(b)		250	250,176
Trinitas CLO XXI Ltd., Series 2022-21A, Class D1R, (3-mo. CME Term SOFR + 2.90%), 6.78%, 04/20/38(a)(b)		1,140	1,138,510
Trinitas CLO XXIX Ltd., Series 2024-29A, Class A1, (3-mo. CME Term SOFR + 1.49%), 5.35%, 07/23/37(a)(b)		310	311,069
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class A1, (3-mo. CME Term SOFR + 1.55%), 5.41%, 04/25/37(a)(b)		1,480	1,484,953
Trinitas CLO XXX Ltd., Series 2024-30A, Class A1, (3-mo. CME Term SOFR + 1.37%), 5.23%, 10/23/37(a)(b)		2,140	2,147,687
Trinitas CLO XXXII Ltd., Series 2025-32A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.60%, 07/23/38(a)(b)		1,110	1,113,365
UPG HI Issuer Trust, Series 2025-2, Class A, 5.00%, 09/25/47(a)		3,017	3,015,708
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/32(a)		3,102	3,117,964
Series 2025-ST5, Class B, 5.25%, 09/15/32(a)		900	903,617
Series 2025-ST6, Class A, 4.61%, 10/15/32(a)		2,395	2,398,958
Series 2025-ST7, Class A, 4.55%, 11/15/32(a)		6,086	6,082,912
Series 2025-ST7, Class B, 4.98%, 11/15/32(a)		2,311	2,314,083
Series 2025-ST8, Class C, 5.25%, 12/15/33(a)		2,648	2,653,523
Upland CLO Ltd., Series 2016-1A, Class A2R, (3-mo. CME Term SOFR + 1.91%), 5.80%, 04/20/31(a)(b)		1,780	1,780,925
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(a)		8,422	8,486,937
Valley Stream Park CLO Ltd., Series 2022-1A, Class ARR, (3-mo. CME Term SOFR + 1.19%), 5.07%, 01/20/37(a)(b)		2,500	2,501,099
Vantage Data Centers Germany Borrower Lux Sarl, Series 2025-1X, Class A2, 4.29%, 06/28/50(f)	EUR	4,157	4,930,955
Vantage Data Centers Jersey Borrower Spv Ltd.
Series 2024-1X, Class A2, 6.17%, 05/28/39(f)	GBP	4,114	5,672,652
Series 2024-1X, Class B, 6.34%, 05/28/39(f)		1,651	2,225,123
Venture CLO Ltd., Series 2018-32A, Class A2A, (3-mo. CME Term SOFR + 1.33%), 5.22%, 07/18/31(a)(b)	USD	257	256,949
Verdelite Static CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.01%, 07/20/32(a)(b)		1,675	1,675,874
Series 2024-1A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.53%, 07/20/32(a)(b)		210	210,107
Victory Street CLO II DAC
Series 2X, Class A, (3-mo. EURIBOR + 1.31%), 3.41%, 01/15/39(b)(f)	EUR	1,080	1,272,506
Security		Par (000)	Value
Asset-Backed Securities (continued)
Victory Street CLO II DAC
Series 2X, Class D, (3-mo. EURIBOR + 3.10%), 5.20%, 01/15/39(b)(f)	EUR	1,430	$ 1,690,015
Vista Point Securitization Trust, Series 2025- CES3, Class A1, 5.30%, 11/25/55(a)(c)	USD	2,361	2,364,235
VOLT CVI LLC, Series 2021-NP12, Class A1, 6.73%, 12/26/51(a)(c)		2,658	2,661,746
Voya CLO Ltd.
Series 2013-2A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.09%, 04/25/31(a)(b)		152	152,446
Series 2014-4A, Class A1RA, (3-mo. CME Term SOFR + 1.36%), 5.27%, 07/14/31(a)(b)		34	33,558
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 5.22%, 01/20/31(a)(b)		185	185,093
Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.21%), 5.10%, 04/19/31(a)(b)		639	638,825
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.56%), 5.45%, 04/19/31(a)(b)		250	250,021
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.08%, 07/20/32(a)(b)		671	671,389
Series 2021-2A, Class A1R, (3-mo. CME Term SOFR + 1.17%), 5.05%, 04/20/38(a)(b)		250	249,924
Series 2021-2A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.43%, 04/20/38(a)(b)		1,440	1,443,738
Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.52%), 5.43%, 04/15/37(a)(b)		250	250,853
Series 2024-7A, Class A1, (3-mo. CME Term SOFR + 1.31%), 5.19%, 01/20/38(a)(b)		990	992,979
Series 2025-4A, Class A1, (3-mo. CME Term SOFR + 1.29%), 5.20%, 10/15/38(a)(b)		250	250,731
Voya Euro CLO II DAC, Series 2A, Class CR, (3-mo. EURIBOR + 2.15%), 4.16%, 07/15/35(a)(b)	EUR	750	882,117
Voya Euro CLO V DAC, Series 5A, Class B1, (3-mo. EURIBOR + 1.75%), 3.76%, 04/15/35(a)(b)		1,970	2,314,525
Warwick Capital CLO 5 Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.24%, 01/20/38(a)(b)	USD	300	301,017
Warwick Capital CLO 7 Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.30%), 5.25%, 10/21/38(a)(b)		790	792,178
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1-mo. CME Term SOFR + 0.47%), 4.14%, 09/25/36(b)		3,803	957,592
Series 2006-HE5, Class 1A, (1-mo. CME Term SOFR + 0.42%), 4.11%, 10/25/36(b)		1,122	865,222
Series 2007-HE1, Class 2A1, (1-mo. CME Term SOFR + 0.23%), 3.73%, 11/25/36(b)		225	70,499
Series 2007-HE1, Class 2A2, (1-mo. CME Term SOFR + 0.45%), 3.73%, 11/25/36(b)		1,998	628,310
Series 2007-HE3, Class 2A3, (1-mo. CME Term SOFR + 0.35%), 4.09%, 05/25/37(b)		807	727,695
Wellington Management CLO 4 Ltd., Series 2025-4A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.03%, 04/18/38(a)(b)		1,840	1,837,754

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Wellington Management CLO 5 Ltd., Series 2025-5A, Class A, (3-mo. CME Term SOFR + 1.29%), 5.25%, 10/18/38(a)(b)	USD	890	$ 892,268
Whitebox CLO I Ltd.
Series 2019-1A, Class A1R3, (3-mo. CME Term SOFR + 1.18%), 5.02%, 01/24/37(a)(b)		3,806	3,804,387
Series 2019-1A, Class ER3, (3-mo. CME Term SOFR + 5.30%), 9.14%, 01/24/37(a)(b)		2,750	2,750,657
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R2, (3-mo. CME Term SOFR + 1.38%), 5.25%, 10/24/37(a)(b)		11,764	11,805,142
Series 2020-2A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 5.62%, 10/24/37(a)(b)		1,850	1,852,779
Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 6.77%, 10/24/37(a)(b)		671	669,019
Whitebox CLO III Ltd.
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.27%), 5.18%, 10/15/35(a)(b)		1,991	1,990,950
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 6.76%, 10/15/35(a)(b)		1,250	1,256,216
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.56%, 10/15/35(a)(b)		1,000	1,001,574
Wildwood Park CLO Ltd.
Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.24%, 10/20/37(a)(b)		3,450	3,462,844
Series 2024-1A, Class E, (3-mo. CME Term SOFR + 5.75%), 9.63%, 10/20/37(a)(b)		900	908,774
Wireless PropCo Funding LLC, Series 2025-1A, Class C, 8.51%, 06/25/55(a)		5,688	5,819,654
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1-mo. CME Term SOFR + 0.51%), 4.25%, 06/25/37(a)(b)		1,939	593,516
Youni Italy Srl
Series 2025-2, Class C, (1-mo. EURIBOR + 1.75%), 3.65%, 01/25/36(b)(f)	EUR	208	244,472
Series 2025-2, Class D, (1-mo. EURIBOR + 2.90%), 4.80%, 01/25/36(b)(f)		392	460,732
Total Asset-Backed Securities — 13.3% (Cost: $2,492,328,180)			2,456,222,257

	Shares
Common Stocks
Aerospace & Defense — 0.1%
Space Exploration Technologies Corp., Class A (Acquired 08/21/23, cost $2,075,706)(e)(h)(i)	25,626	8,097,816
Space Exploration Technologies Corp., Class C (Acquired 08/21/23, cost $2,227,824)(e)(h)(i)	27,504	8,691,264
		16,789,080
Banks — 0.1%
Citigroup, Inc.	7,133	832,350
Comerica, Inc.	6,086	529,056
First Citizens BancShares, Inc., Class A	1,799	3,860,978
First Horizon Corp.	59,031	1,410,841
Security	Shares	Value
Banks (continued)
Flagstar Bank N.A.	397,653	$ 5,006,451
SBI Shinsei Bank Ltd.(h)	81,200	901,992
		12,541,668
Capital Markets — 0.0%
Crown PropTech Acquisitions(e)(h)	147,660	163,903
Crown PropTech Acquisitions, Class A(h)	85,597	974,094
Crown PropTech Founders Unvested(e)(h)	96,296	1
Wealthfront Corp.(h)	565	7,678
		1,145,676
Diversified Telecommunication Services — 0.0%
Altice France Lux 3 Equity(h)	11,320	199,363
Lumen Technologies, Inc.(h)	181,181	1,407,776
		1,607,139
Electrical Equipment — 0.0%
FreeWire Technologies, Inc.(e)(h)	153	—
Energy Equipment & Services — 0.0%
Solaris Energy Infrastructure, Inc., Class A	47,489	2,183,069
Entertainment — 0.0%
Lionsgate Studios Corp.(h)	120,471	1,099,900
Playstudios, Inc., Class A(h)	457,322	297,945
Starz Entertainment Corp.(h)	8,031	93,963
		1,491,808
Financial Services — 0.1%
HNG Hospitality Offshore LP (Acquired 02/16/24, cost $13,871,000)(e)(h)(i)	13,871,000	10,264,540
Melange Secondaries Partners, LP(e)(j)	— (k)	6,429,351
New Holdco (Cayman)(e)(h)	9,330	214,590
		16,908,481
Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(h)	72,600	1,698,114
Genius Sports Ltd.(h)	519,448	5,724,317
Six Flags Entertainment Corp.(h)	81,546	1,250,915
Sonder Holdings, Inc., Class A(h)	45,465	455
		8,673,801
Household Durables — 0.0%
Century Communities, Inc.	29,770	1,766,850
M/I Homes, Inc.(h)	7,532	963,719
Meritage Homes Corp.	23,675	1,557,815
Tri Pointe Homes, Inc.(h)(l)	51,773	1,629,296
		5,917,680
Machinery — 0.0%
Palladyne AI Corp.(h)	11,463	48,831
Sarcos Technology & Robotics Corp.(h)	464,024	1,976,741
		2,025,572
Media — 0.1%
AMC Networks, Inc., Class A(h)	51,468	489,976
EchoStar Corp., Class A(h)(l)	91,736	9,971,703
		10,461,679
Metals & Mining — 0.0%
Algoma Steel Group, Inc.(l)	307,130	1,259,233
Oil, Gas & Consumable Fuels — 0.1%
Ascent Resources Fund LP(e)(j)	— (k)	3,679,999
Crescent Midstream Fund LP(e)(j)	— (k)	3,042,620
Expand Energy Corp.	509	56,173
Formentera Partners Fund II LP(e)(j)	— (k)	4,605,886
		11,384,678

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development — 0.0%
DF Residential III LP(e)(h)	5,690,612	$ 6,145,861
Software — 0.0%
Avaya Holdings Corp.(h)	333	4,717
Latch, Inc.(h)	411,849	61,860
		66,577
Total Common Stocks — 0.5% (Cost: $118,193,189)		98,602,002

		Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
ATI, Inc., 7.25%, 08/15/30	USD	390	412,026
Axon Enterprise, Inc.
6.13%, 03/15/30(a)		138	142,463
6.25%, 03/15/33(a)		100	104,033
Boeing Co. (The), 7.01%, 05/01/64		10,443	11,865,863
Bombardier, Inc.
8.75%, 11/15/30(a)		374	404,073
7.00%, 06/01/32(a)		279	294,803
Czechoslovak Group AS, 5.25%, 01/10/31(f)	EUR	739	898,869
Embraer Netherlands Finance BV, 5.98%, 02/11/35	USD	859	909,595
Figeac Aero SA, 7.79%, 07/23/30 (Acquired 07/16/25, cost $8,424,102)(e)(i)	EUR	7,240	8,434,424
L3Harris Technologies, Inc.
5.35%, 06/01/34	USD	767	793,974
4.85%, 04/27/35		1,266	1,262,736
Northrop Grumman Corp., 4.03%, 10/15/47		7,774	6,244,440
Sabena Technics SAS, (3-mo. EURIBOR + 5.00%), 6.48%, 09/30/29 (Acquired 10/28/22, cost $6,472,311)(b)(e)(i)	EUR	6,552	7,699,546
Spirit AeroSystems, Inc., 4.60%, 06/15/28	USD	583	583,676
TransDigm, Inc.
6.75%, 08/15/28(a)		278	282,897
4.63%, 01/15/29		402	399,335
6.38%, 03/01/29(a)		545	562,042
6.88%, 12/15/30(a)		114	119,302
7.13%, 12/01/31(a)		310	325,801
6.63%, 03/01/32(a)		939	976,953
6.00%, 01/15/33(a)		80	81,878
6.38%, 05/31/33(a)		1,035	1,062,041
			43,860,770
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(a)		85	88,557
Automobile Components — 0.1%
Adient Global Holdings Ltd.
8.25%, 04/15/31(a)		100	105,148
7.50%, 02/15/33(a)		536	553,182
American Axle & Manufacturing, Inc.
5.00%, 10/01/29		214	206,141
6.38%, 10/15/32(a)		145	147,677
7.75%, 10/15/33(a)		599	610,129
Belron UK Finance PLC, 5.75%, 10/15/29(a)		200	204,238
Clarios Global LP/Clarios U.S. Finance Co.
4.75%, 06/15/31(f)	EUR	2,357	2,809,388
6.75%, 09/15/32(a)	USD	889	921,886
Dana, Inc., 5.38%, 11/15/27		131	130,784
Dometic Group AB, 5.00%, 09/11/30(f)	EUR	1,214	1,452,249
Security		Par (000)	Value
Automobile Components (continued)
Forvia SE
5.63%, 06/15/30(f)	EUR	1,619	$ 1,982,845
6.75%, 09/15/33(a)	USD	552	569,982
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27		230	230,378
6.63%, 07/15/30		144	147,461
5.25%, 07/15/31		198	187,824
5.63%, 04/30/33		342	323,942
IHO Verwaltungs GmbH
(7.00% Cash or 7.75% PIK), 7.00%, 11/15/31(f)(m)	EUR	1,186	1,504,777
(8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(a)(m)	USD	1,934	2,037,474
Mahle GmbH, 6.50%, 05/02/31(f)	EUR	1,619	1,978,364
Qnity Electronics, Inc., 5.75%, 08/15/32(a)	USD	100	102,245
Schaeffler AG, 5.38%, 04/01/31(f)	EUR	1,600	1,982,501
Tenneco, Inc., 8.00%, 11/17/28(a)	USD	911	913,915
ZF Europe Finance BV
6.13%, 03/13/29(f)	EUR	2,500	3,048,192
7.00%, 06/12/30(f)		800	990,448
ZF North America Capital, Inc.
7.13%, 04/14/30(a)	USD	755	760,835
7.50%, 03/24/31(a)		245	247,635
6.88%, 04/23/32(a)		339	331,520
			24,481,160
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(a)		1,973	1,836,362
10.38%, 03/31/29(f)	GBP	652	800,019
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28(a)	USD	360	359,637
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)		600	585,456
7.05%, 09/15/28(a)		100	103,424
5.63%, 09/29/28(a)		325	325,916
6.13%, 09/30/30(a)		107	107,015
Nissan Motor Co. Ltd.
5.25%, 07/17/29(f)	EUR	220	265,448
7.50%, 07/17/30(a)	USD	200	209,867
4.81%, 09/17/30(a)		646	608,856
7.75%, 07/17/32(a)		396	420,635
6.38%, 07/17/33(f)	EUR	3,637	4,383,517
8.13%, 07/17/35(a)	USD	470	499,433
Renault SA, 3.88%, 09/30/30(f)	EUR	600	710,236
			11,215,821
Banks — 2.7%
AIB Group PLC, 6.00% (f)(n)		1,214	1,460,909
Akbank TAS, 9.37% (f)(n)	USD	852	894,600
Al Rajhi Sukuk Ltd., 6.25% (f)(n)		1,096	1,109,656
Banco Bilbao Vizcaya Argentaria SA, 6.88% (f)(n)	EUR	1,400	1,781,167
Banco Espirito Santo SA
2.63%, 05/08/17(f)(h)(o)		400	103,418
4.75%, 01/15/18(f)(h)(o)		2,200	568,797
4.00%, 01/21/19(f)(h)(o)		6,300	1,628,827
Bangkok Bank PCL, 5.30%, 09/21/28(a)	USD	200	205,554
Bank of America Corp.
1.73%, 07/22/27		2,487	2,455,274
3.42%, 12/20/28		8,172	8,069,213
5.20%, 04/25/29		5,811	5,959,807
4.62%, 05/09/29		32,120	32,546,094
5.82%, 09/15/29		8,645	9,017,459
5.16%, 01/24/31		10,624	10,967,732

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Bank of America Corp.
2.30%, 07/21/32	USD	2,140	$ 1,913,498
2.97%, 02/04/33		16,911	15,465,184
4.57%, 04/27/33		11,665	11,636,418
5.29%, 04/25/34		6,931	7,135,786
5.51%, 01/24/36		380	396,187
4.88%, 04/01/44		3,276	3,107,198
4.33%, 03/15/50		2,296	1,928,827
CaixaBank SA, 6.25% (f)(n)	EUR	1,000	1,235,384
Citigroup, Inc.
4.64%, 05/07/28	USD	12,756	12,859,548
4.79%, 03/04/29		8,699	8,823,640
4.54%, 09/19/30		3,652	3,681,041
2.98%, 11/05/30		2,305	2,195,229
2.67%, 01/29/31		6,049	5,662,116
4.95%, 05/07/31		13,625	13,916,366
4.50%, 09/11/31		9,125	9,153,240
3.06%, 01/25/33		16,913	15,493,397
6.27%, 11/17/33		2,878	3,133,486
4.11%, 04/29/36	EUR	8,226	9,825,329
5.17%, 09/11/36	USD	1,015	1,024,488
Series mTn, 5.92%, 12/11/30(b)		21,220	21,220,000
First Citizens BancShares, Inc., 6.25%, 03/12/40		7,895	8,051,858
JPMorgan Chase & Co.
6.07%, 10/22/27		14,235	14,458,804
2.95%, 02/24/28		7,053	6,966,979
5.57%, 04/22/28		30,329	30,932,321
2.18%, 06/01/28		5,021	4,896,576
4.51%, 10/22/28		2,448	2,471,991
4.92%, 01/24/29		3,348	3,410,239
5.01%, 01/23/30		25,378	26,004,837
5.58%, 04/22/30		46,499	48,509,023
5.00%, 07/22/30		15,668	16,085,339
4.60%, 10/22/30		930	943,058
4.49%, 03/24/31		9,912	9,998,155
5.10%, 04/22/31		4,174	4,309,557
1.76%, 11/19/31		10,740	9,541,254
5.35%, 06/01/34		7,639	7,936,993
5.50%, 01/24/36		7,691	8,038,007
5.57%, 04/22/36		4,624	4,851,311
3.11%, 04/22/51		1,970	1,337,798
KeyBank N.A., 5.00%, 01/26/33		12,449	12,573,696
Lehman Brothers Holdings Capital Trust VII, 5.86% (e)(h)(n)(o)		1,888	—
Texas Capital Bancshares, Inc., 4.00%, 05/06/31		4,001	3,953,282
Washington Mutual Escrow Bonds
0.00%(e)(h)(n)(o)		13,308	1
0.00%(e)(h)(n)(o)		11,911	1
0.00%(e)(h)(n)(o)		2,570	—
0.00%(e)(h)(n)(o)		3,115	—
Wells Fargo & Co.
3.00%, 10/23/26		946	939,082
5.71%, 04/22/28		921	940,063
5.20%, 01/23/30		3,096	3,188,415
5.24%, 01/24/31		1,722	1,783,165
2.57%, 02/11/31		1,518	1,417,789
3.90%, 07/22/32(f)	EUR	4,200	5,053,191
3.35%, 03/02/33	USD	8,678	8,099,497
4.90%, 07/25/33		12,448	12,641,627
5.39%, 04/24/34		5,475	5,696,366
5.50%, 01/23/35		7,192	7,503,918
3.90%, 05/01/45		1,232	999,162
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co.
4.61%, 04/25/53	USD	4,642	$ 3,994,462
Series W, 4.90%, 01/24/28		1,537	1,549,939
			505,652,625
Beverages — 0.1%
Heineken NV, 3.51%, 05/03/34(f)	EUR	8,380	9,791,372
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.38%, 04/30/29(a)	USD	286	278,245
			10,069,617
Biotechnology — 0.1%
Amgen, Inc.
2.77%, 09/01/53		2,354	1,396,692
4.40%, 02/22/62		2,430	1,898,050
Biocon Biologics Global PLC, 6.67%, 10/09/29(f)		5,296	5,322,480
Grifols SA
7.13%, 05/01/30(f)	EUR	510	628,808
7.50%, 05/01/30(f)		2,428	2,996,931
			12,242,961
Broadline Retail — 0.3%
Amazon.com, Inc.
4.65%, 11/20/35	USD	22,350	22,259,616
3.95%, 04/13/52		15,658	12,220,106
5.55%, 11/20/65		12,071	11,708,823
Kohl’s Corp., 5.13%, 05/01/31		566	497,868
Nordstrom, Inc., 4.38%, 04/01/30		100	95,589
Prosus NV, 4.03%, 08/03/50(f)		200	139,000
Rakuten Group, Inc.
4.25%(f)(n)	EUR	654	745,504
6.25%(a)(n)	USD	203	193,758
11.25%, 02/15/27(a)		349	373,151
9.75%, 04/15/29(f)		14,000	15,658,446
			63,891,861
Building Products — 0.0%
Builders FirstSource, Inc.
4.25%, 02/01/32(a)		100	95,221
6.38%, 06/15/32(a)		166	171,998
6.38%, 03/01/34(a)		398	411,505
6.75%, 05/15/35(a)		222	232,104
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)		381	390,598
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)		413	414,909
8.88%, 11/15/31(a)		170	181,838
Standard Building Solutions, Inc., 6.50%, 08/15/32(a)		406	417,987
Standard Industries, Inc.
4.75%, 01/15/28(a)		203	202,453
4.38%, 07/15/30(a)		590	569,176
STL Holding Co. LLC, 8.75%, 02/15/29(a)		1,232	1,294,056
			4,381,845
Capital Markets — 2.1%
AG Issuer LLC, 6.25%, 03/01/28(a)		127	127,576
Aretec Group, Inc., 10.00%, 08/15/30(a)		576	621,586
Deutsche Bank AG
4.63%(f)(n)	EUR	2,400	2,793,353
8.13%(f)(n)		400	510,845
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 5.95%, 09/17/30(a)	USD	1,200	1,144,608
Freedom Mortgage Corp., 12.25%, 10/01/30(a)		428	474,713

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Galaxy Digital Holdings LP, 0.50%, 05/01/31(a)(p)	USD	719	$ 543,205
Goldman Sachs Group, Inc. (The)
1.54%, 09/10/27		16,102	15,819,874
4.94%, 04/23/28		35,726	36,134,056
4.22%, 05/01/29		18,303	18,341,081
6.48%, 10/24/29		1,450	1,537,705
2.60%, 02/07/30		2,053	1,929,143
3.80%, 03/15/30		1,107	1,089,516
5.73%, 04/25/30		898	938,160
5.05%, 07/23/30		22,579	23,134,753
4.69%, 10/23/30		12,001	12,164,739
2.62%, 04/22/32		4,735	4,317,434
3.10%, 02/24/33		3,745	3,449,990
5.56%, 11/19/45		4,081	4,082,298
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(a)		100	98,486
7.13%, 04/30/31(a)		495	520,129
6.13%, 11/01/32(a)		458	466,042
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)		349	336,007
6.63%, 10/15/31(a)		200	196,814
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(a)		321	337,598
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(e)(h)(o)		7,360	1
Morgan Stanley
1.59%, 05/04/27		7,829	7,760,868
2.48%, 01/21/28		948	932,363
5.65%, 04/13/28		893	910,583
3.77%, 01/24/29		12,751	12,678,973
5.16%, 04/20/29		19,626	20,067,772
6.41%, 11/01/29		4,678	4,958,252
5.66%, 04/18/30		15,450	16,096,208
5.04%, 07/19/30		28,523	29,244,235
4.65%, 10/18/30		3,143	3,181,023
5.23%, 01/15/31		20,873	21,530,233
2.70%, 01/22/31		2,086	1,956,661
1.79%, 02/13/32		2,381	2,091,115
1.93%, 04/28/32		1,287	1,129,159
2.24%, 07/21/32		19,645	17,456,311
2.94%, 01/21/33		7,726	7,051,466
4.89%, 07/20/33		17,688	17,942,659
5.25%, 04/21/34		16,742	17,236,915
5.42%, 07/21/34		12,000	12,483,796
4.10%, 05/22/36	EUR	8,623	10,305,994
3.75%, 11/07/36		2,420	2,797,903
Series I, 4.13%, 10/18/29	USD	17,795	17,789,270
MSCI, Inc., 5.25%, 09/01/35		20,054	20,186,310
Osaic Holdings, Inc., 6.75%, 08/01/32(a)		100	104,462
StoneX Escrow Issuer LLC, 6.88%, 07/15/32(a)		220	228,191
StoneX Group, Inc., 7.88%, 03/01/31(a)		93	98,805
UBS Group AG, 0.63%, 01/18/33(f)	EUR	4,749	4,569,745
			381,898,984
Chemicals — 0.2%
Avient Corp.
7.13%, 08/01/30(a)	USD	170	175,034
6.25%, 11/01/31(a)		100	102,786
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)		690	727,685
Brenntag Finance BV, 3.38%, 10/02/31(f)	EUR	7,500	8,703,122
Celanese U.S. Holdings LLC
6.85%, 11/15/28	USD	96	100,430
Security		Par (000)	Value
Chemicals (continued)
Celanese U.S. Holdings LLC
6.50%, 04/15/30	USD	528	$ 530,640
7.05%, 11/15/30		349	367,733
6.88%, 07/15/32		98	101,981
6.75%, 04/15/33		541	538,162
7.20%, 11/15/33		46	48,595
7.38%, 02/15/34		33	33,527
Chemours Co. (The)
4.63%, 11/15/29(a)		374	338,182
8.00%, 01/15/33(a)		660	638,954
FMC Corp., 3.45%, 10/01/29		100	88,696
Huntsman International LLC, 4.50%, 05/01/29		308	295,324
INEOS Finance PLC
7.50%, 04/15/29(a)		750	651,511
7.25%, 03/31/31(f)	EUR	882	891,907
Itelyum Regeneration SpA, 5.75%, 04/15/30(f)		1,619	1,896,430
Lune Holdings S.a.r.l., 5.63%, 11/15/28(f)		316	42,707
Methanex Corp., 5.13%, 10/15/27	USD	320	321,811
NOVA Chemicals Corp.
5.25%, 06/01/27(a)		100	100,612
9.00%, 02/15/30(a)		726	775,197
7.00%, 12/01/31(a)		79	84,144
OCP SA, 6.75%, 05/02/34(f)		5,089	5,488,232
Olin Corp., 6.63%, 04/01/33(a)		595	590,519
Olympus Water U.S. Holding Corp.
6.25%, 10/01/29(a)		200	194,616
7.25%, 06/15/31(a)		404	413,295
6.13%, 02/15/33(f)	EUR	723	842,982
7.25%, 02/15/33(a)	USD	353	354,744
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(a)		3,324	3,277,464
Perimeter Holdings LLC, 01/15/34(a)(g)		100	99,343
Pioneer Midco, (10.50% PIK), 10.50%, 11/18/30(a)(e)(m)		8,610	8,631,487
Sasol Financing U.S.A. LLC, 8.75%, 05/03/29(f)		904	915,173
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(a)		200	200,049
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31		57	53,629
Tronox, Inc., 4.63%, 03/15/29(a)		621	434,735
WR Grace Holdings LLC
4.88%, 06/15/27(a)		45	44,861
6.63%, 08/15/32(a)		357	361,559
			39,457,858
Commercial Services & Supplies — 0.2%
ADT Security Corp. (The)
4.13%, 08/01/29(a)		174	169,705
5.88%, 10/15/33(a)		121	122,500
Aethon III BR LLC, 10.08%, 01/10/27(a)(b)(e)		3,155	3,139,367
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)		385	405,743
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29(a)		1,125	1,113,359
Amber Finco PLC, 6.63%, 07/15/29(f)	EUR	2,196	2,710,030
APCOA Group GmbH, 6.00%, 04/15/31(f)		2,428	2,904,111
Biffa Group Holdings Ltd.
5.25%, 06/15/31(f)		328	384,351
7.38%, 06/15/31(f)	GBP	575	781,751
Boels Topholding BV, 5.75%, 05/15/30(f)	EUR	692	840,882
Brink’s Co. (The)
4.63%, 10/15/27(a)	USD	100	99,993
6.50%, 06/15/29(a)		200	207,079
6.75%, 06/15/32(a)		18	18,757
Clarivate Science Holdings Corp., 3.88%, 07/01/28(a)		281	272,796

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc., 6.38%, 02/01/31(a)	USD	130	$ 133,786
Covanta Holding Corp., 4.88%, 12/01/29(a)		780	749,720
EC Finance PLC, 3.25%, 10/15/26(f)	EUR	145	168,615
Garda World Security Corp.
6.00%, 06/01/29(a)	USD	200	196,138
8.25%, 08/01/32(a)		272	276,440
8.38%, 11/15/32(a)		647	659,043
GEO Group, Inc. (The), 8.63%, 04/15/29		485	510,124
GFL Environmental, Inc., 4.38%, 08/15/29(a)		100	98,333
Kapla Holding SAS, 5.00%, 04/30/31(f)	EUR	3,211	3,826,811
Loxam SAS, 4.25%, 02/15/31(f)		2,357	2,771,065
Luna 2 5SARL, 5.50%, 07/01/32(f)		809	968,119
Madison IAQ LLC, 4.13%, 06/30/28(a)	USD	100	98,261
Multiversity SpA
(3-mo. EURIBOR + 4.25%), 6.32%, 05/17/31(b)(f)	EUR	599	711,808
7.13%, 05/17/31(f)		2,428	3,047,236
Paprec Holding SA, 4.13%, 07/15/30(f)		818	965,898
Pitney Bowes, Inc., 6.88%, 03/15/27(a)	USD	6,435	6,439,189
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)		244	239,231
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)		3,050	3,090,680
Williams Scotsman, Inc., 4.63%, 08/15/28(a)		424	422,700
Wrangler Holdco Corp., 6.63%, 04/01/32(a)		81	84,906
			38,628,527
Communications Equipment — 0.1%
Motorola Solutions, Inc.
5.60%, 06/01/32		3,009	3,164,333
5.55%, 08/15/35		8,112	8,429,998
5.50%, 09/01/44		947	922,589
Viasat, Inc., 5.63%, 04/15/27(a)		413	412,406
			12,929,326
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33(a)		200	204,972
Arcosa, Inc., 6.88%, 08/15/32(a)		82	86,439
China City Construction International Co. Ltd., 0.00%, 07/03/17(e)(f)(h)(o)	CNH	340	—
IHS Holding Ltd.
6.25%, 11/29/28(a)	USD	200	198,584
8.25%, 11/29/31(f)		859	896,126
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(f)		14,000	14,472,500
			15,858,621
Construction Materials — 0.0%
Quikrete Holdings, Inc.
6.38%, 03/01/32(a)		1,054	1,097,088
6.75%, 03/01/33(a)		45	46,993
Sonder Holdings, Inc., (7.00% PIK), 7.00%, 12/10/27(e)(h)(m)(o)		10,986	1
			1,144,082
Consumer Finance — 0.9%
Ally Financial, Inc., 6.65%, 01/17/40		122	122,789
BCP V Modular Services Finance II PLC
4.75%, 11/30/28(f)	EUR	1,501	1,665,713
6.13%, 11/30/28(f)	GBP	100	126,529
6.50%, 07/10/31(f)	EUR	2,827	3,097,522
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(f)		412	373,452
Credit Acceptance Corp., 6.63%, 03/15/30(a)	USD	568	569,120
Encore Capital Group, Inc., 4.25%, 06/01/28(f)	GBP	546	704,737
Security		Par (000)	Value
Consumer Finance (continued)
FirstCash, Inc.
4.63%, 09/01/28(a)	USD	162	$ 160,961
5.63%, 01/01/30(a)		129	129,480
6.88%, 03/01/32(a)		170	176,834
Ford Motor Credit Co. LLC
6.95%, 03/06/26		789	790,779
6.95%, 06/10/26		1,941	1,957,901
4.54%, 08/01/26		773	771,948
5.13%, 11/05/26		1,562	1,570,487
4.27%, 01/09/27		1,566	1,557,858
5.92%, 03/20/28		7,642	7,819,274
6.80%, 11/07/28		7,991	8,383,517
2.90%, 02/10/29		6,097	5,729,647
5.88%, 11/07/29		1,723	1,768,687
General Motors Financial Co., Inc.
5.95%, 04/04/34		6,140	6,425,980
5.90%, 01/07/35		1,270	1,322,192
GGAM Finance Ltd.
8.00%, 06/15/28(a)		448	474,418
6.88%, 04/15/29(a)		538	558,006
Kaspi.KZ JSC, 6.25%, 03/26/30(f)		447	455,667
RCI Banque SA
6.13%(f)(n)	EUR	1,800	2,126,495
4.75%, 03/24/37(f)		2,000	2,395,374
SLM Corp.
3.13%, 11/02/26	USD	180	176,933
6.50%, 01/31/30		285	294,992
Synchrony Financial
3.95%, 12/01/27		6,324	6,293,864
5.15%, 03/19/29		8,746	8,863,377
5.94%, 08/02/30		22,532	23,482,313
5.45%, 03/06/31		34,083	34,945,310
2.88%, 10/28/31		21,705	19,472,862
7.25%, 02/02/33		13,364	14,355,760
Volkswagen International Finance NV
4.38%(f)(n)	EUR	1,600	1,844,629
5.99%(f)(n)		1,200	1,459,305
			162,424,712
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/27(a)	USD	636	635,388
4.88%, 02/15/30(a)		393	389,758
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(f)	EUR	3,420	3,895,001
Boots Group Finco LP, 7.38%, 08/31/32(f)	GBP	1,541	2,148,174
Bubbles Bidco SpA, 6.50%, 09/30/31(f)	EUR	1,619	1,951,962
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(f)	USD	640	649,734
Duomo Bidco SpA, (3-mo. EURIBOR + 3.25%), 5.31%, 01/15/32(b)(f)	EUR	864	1,023,147
FR Bondco SAS, 6.88%, 10/31/32(f)		225	265,345
Iceland Bondco PLC, 10.88%, 12/15/27(f)	GBP	504	717,656
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(a)	USD	591	620,372
Market Bidco Finco PLC, 6.75%, 01/31/31(f)	EUR	1,078	1,253,047
Ocado Group PLC
10.50%, 08/08/29(f)	GBP	292	394,935
11.00%, 06/15/30(f)		508	690,670
Performance Food Group, Inc.
5.50%, 10/15/27(a)	USD	160	160,236

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group, Inc.
4.25%, 08/01/29(a)	USD	100	$ 97,768
Picard Groupe SAS, 6.38%, 07/01/29(f)	EUR	1,619	1,984,220
			16,877,413
Containers & Packaging — 0.2%
Ardagh Group SA
9.50%, 12/01/30(a)	USD	5,261	5,705,916
9.50%, 12/01/30(f)		220	239,118
(5.50% Cash and 6.50% PIK), 12.00%, 12/01/30(a)(m)		10,163	9,286,441
PIK, 12.00%, 12/01/30(f)(m)	EUR	2,194	2,363,865
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC
3.00%, 09/01/29(f)		499	557,597
4.00%, 09/01/29(a)	USD	587	552,593
5.00%, 01/30/31(f)	EUR	322	382,590
Ball Corp.
6.00%, 06/15/29	USD	297	305,283
2.88%, 08/15/30		77	71,195
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		201	200,256
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/30(a)		1,148	1,138,943
9.25%, 04/15/30(a)		2,408	2,311,680
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(a)		177	180,677
Sealed Air Corp.
4.00%, 12/01/27(a)		100	99,482
5.00%, 04/15/29(a)		102	102,671
6.50%, 07/15/32(a)		100	103,738
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)		153	155,542
7.25%, 02/15/31(a)		220	229,095
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 05/15/30(a)		3,818	3,812,680
Trivium Packaging Finance BV, 12.25%, 01/15/31(a)		957	1,038,380
			28,837,742
Diversified Consumer Services — 0.0%
Match Group Holdings II LLC
5.00%, 12/15/27(a)		100	99,784
4.63%, 06/01/28(a)		174	172,443
4.13%, 08/01/30(a)		195	184,570
Service Corp. International
5.13%, 06/01/29		100	100,660
3.38%, 08/15/30		309	288,945
United Rentals North America, Inc.
4.88%, 01/15/28		403	403,035
4.00%, 07/15/30		419	406,170
3.88%, 02/15/31		160	152,593
3.75%, 01/15/32		386	362,141
Wand NewCo 3, Inc., 7.63%, 01/30/32(a)		260	275,164
			2,445,505
Diversified REITs — 1.6%
American Tower Corp.
3.95%, 03/15/29		1,687	1,672,777
1.88%, 10/15/30		14,802	13,221,882
2.70%, 04/15/31		2,086	1,915,376
4.63%, 05/16/31	EUR	6,200	7,752,853
4.70%, 12/15/32	USD	10,590	10,592,297
Security		Par (000)	Value
Diversified REITs (continued)
American Tower Corp.
5.45%, 02/15/34	USD	22,430	$ 23,298,028
5.35%, 03/15/35		19,744	20,241,842
Crown Castle, Inc.
4.90%, 09/01/29		834	846,938
2.50%, 07/15/31		4,857	4,341,955
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34		22,050	22,828,193
Equinix, Inc.
2.50%, 05/15/31		18,700	16,923,158
3.90%, 04/15/32		19,411	18,655,920
3.40%, 02/15/52		5,153	3,520,549
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)		276	268,741
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29		3,702	3,766,436
4.00%, 01/15/30		6,677	6,491,122
4.00%, 01/15/31		4,559	4,366,731
3.25%, 01/15/32		12,470	11,282,343
5.25%, 02/15/33		5,560	5,580,138
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(a)		139	132,698
Trust 2401, 7.70%, 01/23/32(a)		2,008	2,219,744
Trust Fibra Uno, 7.70%, 01/23/32(f)		4,000	4,398,680
VICI Properties LP
4.75%, 02/15/28		10,716	10,820,657
4.75%, 04/01/28		2,384	2,409,093
4.95%, 02/15/30		15,918	16,109,066
5.13%, 11/15/31		10,539	10,676,329
5.13%, 05/15/32		12,283	12,367,978
VICI Properties LP/VICI Note Co., Inc.
3.75%, 02/15/27(a)		2,363	2,347,371
3.88%, 02/15/29(a)		13,926	13,655,305
4.63%, 12/01/29(a)		23,204	23,158,715
4.13%, 08/15/30(a)		17,747	17,209,006
			293,071,921
Diversified Telecommunication Services — 0.9%
Altice Financing SA, 3.00%, 01/15/28(f)	EUR	1,737	1,402,740
Altice France SA, 5.63%, 07/15/32(f)		650	726,832
APLD ComputeCo LLC, 9.25%, 12/15/30(a)	USD	600	588,540
AT&T Inc.
5.45%, 03/01/47		1,917	1,809,903
4.50%, 03/09/48		4,526	3,736,943
4.55%, 03/09/49		1,749	1,446,970
5.15%, 02/15/50		1,181	1,059,541
3.50%, 09/15/53		2,132	1,426,786
3.55%, 09/15/55		1,390	925,243
6.05%, 08/15/56		14,079	14,161,734
3.80%, 12/01/57		14,339	9,862,964
3.65%, 09/15/59		33,328	21,978,463
3.85%, 06/01/60		11,080	7,601,631
British Telecommunications PLC, 6.38%, 12/03/55(f)	GBP	1,157	1,594,230
Cipher Compute LLC, 7.13%, 11/15/30(a)	USD	400	407,393
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 09/15/29(a)		1,786	1,894,480
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)		12,915	12,937,209
6.75%, 05/01/29(a)		461	464,491
5.88%, 11/01/29		8,873	8,980,721
6.00%, 01/15/30(a)		2,724	2,770,194
8.63%, 03/15/31(a)		5,165	5,434,525

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Frontier Florida LLC, Series E, 6.86%, 02/01/28	USD	5,279	$ 5,468,305
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,547,812
Iliad Holding SAS
7.00%, 10/15/28(a)		900	911,191
6.88%, 04/15/31(f)	EUR	2,235	2,801,767
8.50%, 04/15/31(a)	USD	314	337,942
7.00%, 04/15/32(a)		252	259,725
Level 3 Financing, Inc., 6.88%, 06/30/33(a)		1,294	1,324,122
Telecom Argentina SA, 9.25%, 05/28/33(a)		883	922,569
Telecom Italia Capital SA, 7.72%, 06/04/38		1,619	1,793,393
Telefonica Europe BV, 6.75% (f)(n)	EUR	1,100	1,428,351
Turk Telekomunikasyon AS, 7.38%, 05/20/29(f)	USD	5,130	5,343,203
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/28(a)		774	769,241
Verizon Communications, Inc.
1.50%, 09/18/30		2,414	2,128,370
4.40%, 11/01/34		4,530	4,370,640
5.40%, 07/02/37(a)		2,202	2,225,582
5.88%, 11/30/55		18,627	18,403,501
6.00%, 11/30/65		15,442	15,240,510
Windstream Services LLC, 7.50%, 10/15/33(a)		399	409,018
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(a)(m)(p)		5,068	4,637,410
WOM Mobile SA, (11.00% Cash or 12.50% PIK), 11.00%, 04/01/31(a)(m)		210	206,862
WULF Compute LLC, 7.75%, 10/15/30(a)		638	657,299
Zayo Group Holdings, Inc., (9.25% Cash or 0.50% PIK), 9.25%, 03/09/30(a)(m)		325	308,475
			172,706,821
Electric Utilities — 3.5%
AEP Texas, Inc.
5.40%, 06/01/33		1,154	1,191,378
5.70%, 05/15/34		3,606	3,758,711
3.80%, 10/01/47		2,473	1,826,919
3.45%, 05/15/51		2,546	1,720,038
Series G, 4.15%, 05/01/49		1,090	837,934
AEP Transmission Co. LLC
3.75%, 12/01/47		4,846	3,709,201
3.80%, 06/15/49		1,262	950,557
3.15%, 09/15/49		1,476	997,783
Series N, 2.75%, 08/15/51		2,495	1,536,045
AES Andes SA
6.30%, 03/15/29(a)		200	206,336
6.30%, 03/15/29(f)		443	457,034
Alpha Generation LLC
6.75%, 10/15/32(a)		120	124,223
6.25%, 01/15/34(a)		277	279,487
Atlantica Sustainable Infrastructure Ltd., 4.13%, 06/15/28(a)		200	193,958
Baltimore Gas & Electric Co., 3.75%, 08/15/47		1,396	1,065,442
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32(f)	EUR	2,105	2,527,032
6.38%, 02/15/32(a)	USD	150	150,247
Continuum Energy Aura Pte Ltd., 9.50%, 02/24/27(f)		8,000	8,120,000
Continuum Green Energy India Pvt/Co-Issuers, 7.50%, 06/26/33(f)		9,408	9,701,484
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(f)	EUR	1,919	2,308,935
Diamond II Ltd., 7.95%, 07/28/26(f)	USD	14,000	14,030,660
Security		Par (000)	Value
Electric Utilities (continued)
Duke Energy Carolinas LLC
3.75%, 06/01/45	USD	2,487	$ 1,954,318
3.70%, 12/01/47		5,364	4,049,694
3.95%, 03/15/48		2,643	2,093,182
3.20%, 08/15/49		4,688	3,202,263
5.35%, 01/15/53		2,440	2,340,750
Duke Energy Corp.
3.95%, 08/15/47		3,057	2,354,199
4.20%, 06/15/49		1,211	953,099
5.00%, 08/15/52		6,115	5,398,520
5.80%, 06/15/54		17,451	17,255,343
Duke Energy Florida LLC, 4.20%, 07/15/48		1,916	1,557,159
Duke Energy Kentucky, Inc., 5.90%, 09/15/35 (Acquired 08/11/25, cost $9,639,000)(e)(i)		9,639	9,879,975
Duke Energy Ohio, Inc.
2.13%, 06/01/30		1,427	1,306,292
5.25%, 04/01/33		1,527	1,581,794
5.55%, 03/15/54		5,416	5,292,809
Duke Energy Progress LLC
3.70%, 10/15/46		3,457	2,634,744
2.50%, 08/15/50		5,236	3,052,552
4.00%, 04/01/52		4,209	3,262,753
5.35%, 03/15/53		7,886	7,530,460
5.55%, 03/15/55		975	961,734
E.ON International Finance BV, 3.50%, 09/03/35(f)	EUR	4,200	4,857,755
Electricite de France SA, 3.38% (f)(n)		400	448,907
Emera, Inc., Series 16-A, 6.75%, 06/15/76	USD	600	602,746
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)		1,109	1,165,391
FirstEnergy Corp.
Series B, 3.90%, 07/15/27		7,174	7,145,378
Series C, 4.85%, 07/15/47		13,994	12,319,432
Series C, 3.40%, 03/01/50		31,118	21,462,759
FirstEnergy Transmission LLC
4.75%, 01/15/33(a)		9,675	9,671,911
5.00%, 01/15/35		16,781	16,814,278
4.55%, 04/01/49(a)		17,477	14,845,448
Florida Power & Light Co., 3.15%, 10/01/49		5,738	3,929,680
Georgia Power Co.
4.85%, 03/15/31		4,674	4,795,495
4.70%, 05/15/32		5,017	5,085,270
5.20%, 03/15/35		7,488	7,685,381
India Green Power Holdings, 4.00%, 02/22/27(f)		7,299	7,116,888
JSW Hydro Energy Ltd., 4.13%, 05/18/31(f)		11,120	10,362,450
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(f)		7,560	7,491,833
MVM Energetika Zrt, 6.50%, 03/13/31(f)		6,120	6,456,600
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27		6,215	6,288,853
4.00%, 05/15/56	EUR	16,000	18,739,269
NRG Energy, Inc.
3.38%, 02/15/29(a)	USD	397	379,846
4.45%, 06/15/29(a)		948	943,815
5.25%, 06/15/29(a)		100	100,269
5.75%, 07/15/29(a)		784	780,162
3.63%, 02/15/31(a)		279	260,721
6.00%, 02/01/33(a)		53	54,049
7.00%, 03/15/33(a)		31,779	35,128,157
5.75%, 01/15/34(a)		100	101,017
6.25%, 11/01/34(a)		96	98,593

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
NRG Energy, Inc.
6.00%, 01/15/36(a)	USD	62	$ 62,821
Ohio Power Co.
4.00%, 06/01/49		2,212	1,699,521
Series P, 2.60%, 04/01/30		2,332	2,176,322
Series R, 2.90%, 10/01/51		5,350	3,297,242
Pacific Gas & Electric Co.
6.15%, 01/15/33		907	962,414
6.40%, 06/15/33		3,466	3,737,721
4.50%, 07/01/40		10,245	8,927,145
3.30%, 08/01/40		7,852	5,943,591
3.75%, 08/15/42		1,297	981,362
4.75%, 02/15/44		4,059	3,427,816
4.95%, 07/01/50		38,798	32,793,317
3.50%, 08/01/50		7,742	5,220,440
5.25%, 03/01/52		4,819	4,201,679
6.75%, 01/15/53		17,712	18,837,180
6.70%, 04/01/53		11,091	11,703,425
5.90%, 10/01/54		5,906	5,660,342
6.15%, 03/01/55		8,533	8,441,467
6.10%, 10/15/55		20,494	20,112,561
PECO Energy Co., 3.90%, 03/01/48		1,072	841,125
PG&E Corp.
5.00%, 07/01/28		34	33,906
5.25%, 07/01/30		45,126	44,806,388
Pinnacle West Capital Corp., 5.15%, 05/15/30		16,456	16,956,468
Public Power Corp. SA, 4.25%, 10/31/30(f)	EUR	578	688,419
RTE Reseau de Transport d’Electricite SADIR, 3.88%, 11/24/37(f)		1,000	1,168,537
Southern Co. (The)
5.20%, 06/15/33	USD	2,145	2,203,833
4.85%, 03/15/35		12,203	12,052,934
Talen Energy Supply LLC
8.63%, 06/01/30(a)		568	601,372
6.50%, 02/01/36(a)		316	326,772
Vistra Operations Co. LLC
5.05%, 12/30/26(a)		4,530	4,562,317
5.00%, 07/31/27(a)		326	326,750
4.38%, 05/01/29(a)		225	222,175
4.60%, 10/15/30(a)		3,530	3,528,570
7.75%, 10/15/31(a)		603	638,684
6.95%, 10/15/33(a)		29,724	33,122,583
6.00%, 04/15/34(a)		14,213	14,956,809
5.70%, 12/30/34(a)		18,960	19,569,792
VoltaGrid LLC, 7.38%, 11/01/30(a)		1,993	1,974,556
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31(a)		296	310,691
8.63%, 03/15/33(a)		436	458,678
7.75%, 04/15/34(a)		100	101,629
			635,126,751
Electrical Equipment — 0.0%
Imola Merger Corp., 4.75%, 05/15/29(a)		389	383,951
Sensata Technologies, Inc.
4.38%, 02/15/30(a)		155	151,389
6.63%, 07/15/32(a)		200	209,414
WESCO Distribution, Inc.
7.25%, 06/15/28(a)		260	263,774
6.38%, 03/15/29(a)		278	287,082
6.38%, 03/15/33(a)		77	80,394
			1,376,004
Security		Par (000)	Value
Energy Equipment & Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	USD	100	$ 100,574
6.63%, 09/01/32(a)		100	103,135
Deepocean Ltd., 6.00%, 04/08/31(f)	EUR	502	605,278
Kodiak Gas Services LLC
7.25%, 02/15/29(a)	USD	200	208,070
6.50%, 10/01/33(a)		207	211,391
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 9.41%, 09/30/29(a)(b)(e)		9,844	9,905,528
Noble Finance II LLC, 8.00%, 04/15/30(a)		708	735,551
Solaris Energy Infrastructure, Inc.
4.75%, 05/01/30(a)(p)		2,951	5,883,409
0.25%, 10/01/31(p)		5,583	6,036,619
Transocean International Ltd.
8.25%, 05/15/29(a)		1,674	1,687,148
7.88%, 10/15/32(a)		345	360,318
Valaris Ltd., 8.38%, 04/30/30(a)		430	447,399
Venture Global LNG, Inc.
8.13%, 06/01/28(a)		430	435,548
9.50%, 02/01/29(a)		629	651,944
7.00%, 01/15/30(a)		812	781,493
8.38%, 06/01/31(a)		220	218,774
9.88%, 02/01/32(a)		1,159	1,197,331
WBI Operating LLC, 6.50%, 10/15/33(a)		310	308,826
			29,878,336
Entertainment — 0.0%
Cinemark U.S.A., Inc., 7.00%, 08/01/32(a)		404	419,232
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)		200	200,407
2.88%, 10/15/31(a)(p)		270	265,275
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(a)		400	395,212
			1,280,126
Financial Services — 1.0%
ABRA Global Finance, (6% Cash and 8% PIK), 14.00%, 10/22/29(a)(m)		584	582,814
Acropolis Trade & Investments Ltd., (11.04% PIK), 11.04%, 04/02/28(a)(e)(m)		18,402	19,046,476
Andiron Financing LLC, (1-mo. CME Term SOFR + 3.00%), 7.31%, 01/21/30(b)(e)		880	880,000
AT&T Reign II Multi-Property Lease-Backed Pass- Through Trust, 6.09%, 12/15/44(a)		21,025	21,234,781
Azorra Finance Ltd.
7.75%, 04/15/30(a)		356	376,025
7.25%, 01/15/31(a)		100	104,783
Block, Inc.
5.63%, 08/15/30(a)		280	285,690
3.50%, 06/01/31		3,347	3,145,896
6.50%, 05/15/32		458	476,256
6.00%, 08/15/33(a)		284	291,557
Bracken MidCo1 PLC, PIK, 6.75%, 11/01/27(f)(m)	GBP	424	566,172
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/29(a)	USD	171	173,984
8.75%, 04/15/30(a)		1,639	1,666,337
6.75%, 04/15/32(a)		113	116,195
CrossCountry Intermediate HoldCo LLC, 6.75%, 12/01/32(a)		229	232,716
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(f)	EUR	1,619	1,982,388
6.63%, 12/15/30(a)	USD	408	424,937

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.75%, 07/15/31(a)	USD	22	$ 23,188
Envalior Deutschland Gmbh, (10.25% PIK), (6- mo. EURIBOR at 0.00% Floor + 9.50%) (12.37% Cash or 12.37% PIK), 12.37%, 04/01/31(b)(e)(m)	EUR	11,594	12,144,150
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	USD	100	102,812
Freedom Mortgage Holdings LLC
9.25%, 02/01/29(a)		100	104,885
6.88%, 05/01/31(a)		271	271,163
9.13%, 05/15/31(a)		284	305,032
8.38%, 04/01/32(a)		163	171,584
7.88%, 04/01/33(a)		133	137,730
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(f)	EUR	1,643	1,848,430
Glencore Capital Finance DAC, 3.67%, 10/06/32(f)		3,062	3,575,299
Glencore Funding LLC
5.19%, 04/01/30(a)	USD	2,359	2,424,268
2.50%, 09/01/30(a)		4,591	4,206,663
2.85%, 04/27/31(a)		6,464	5,962,536
2.63%, 09/23/31(a)		2,563	2,310,511
Homes By West Bay LLC, 11.00%, 02/06/30(e)		21,604	21,848,125
Intrum Investments & Financing AB
8.00%, 09/11/27(f)	EUR	946	1,126,206
Series 1, 7.75%, 09/11/28(a)(f)		115	117,340
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 12.15%, 01/05/28(a)(b)(e)	USD	11,328	8,814,336
Minejesa Capital BV
5.63%, 08/10/37(f)		16,461	16,316,966
5.63%, 08/10/37(a)		200	198,250
Oceana Australian Fixed Income Trust
12.50%, 08/31/26(e)	AUD	3,013	2,035,859
12.50%, 08/31/27(e)		5,022	3,451,975
10.50%, 07/31/28(e)		4,228	2,818,170
PennyMac Financial Services, Inc.
7.88%, 12/15/29(a)	USD	320	340,495
7.13%, 11/15/30(a)		283	297,498
5.75%, 09/15/31(a)		154	154,743
6.88%, 05/15/32(a)		100	104,689
6.88%, 02/15/33(a)		170	177,472
PRA Group Europe Holding II S.a.r.l., 6.25%, 09/30/32(f)	EUR	973	1,114,883
Resurgent Trade & Invest Ltd., 9.51%, 12/05/27	USD	13,653	13,653,000
Rocket Cos., Inc.
6.50%, 08/01/29(a)		1,034	1,066,455
6.13%, 08/01/30(a)		373	385,562
7.13%, 02/01/32(a)		199	209,348
Rocket Mortgage LLC/Rocket Mortgage Co- Issuer, Inc.
2.88%, 10/15/26(a)		158	155,695
3.88%, 03/01/31(a)		56	53,177
SRC Sukuk Ltd., 4.38%, 04/02/29(f)		2,272	2,271,097
Sun Country Airlines, Series 2022-1A, 4.84%, 03/15/31(e)		3,054	3,027,162
SURA Asset Management SA
6.35%, 05/13/32(a)		1,449	1,545,112
6.35%, 05/13/32(f)		1,369	1,459,806
United Wholesale Mortgage LLC
5.75%, 06/15/27(a)		399	400,063
5.50%, 04/15/29(a)		603	598,678
UWM Holdings LLC
6.63%, 02/01/30(a)		644	652,101
Security		Par (000)	Value
Financial Services (continued)
UWM Holdings LLC
6.25%, 03/15/31(a)	USD	404	$ 403,356
Worldline SA
0.88%, 06/30/27(f)	EUR	1,600	1,704,624
4.13%, 09/12/28(f)		3,500	3,704,967
5.25%, 11/27/29(f)		1,000	1,037,197
5.50%, 06/10/30(f)		600	615,058
			177,034,723
Food Products — 0.0%
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29(a)	USD	429	447,499
Darling Ingredients, Inc.
5.25%, 04/15/27(a)		181	180,813
6.00%, 06/15/30(a)		286	290,671
Froneri Lux FinCo S.a.r.l., 4.75%, 08/01/32(f)	EUR	1,244	1,472,927
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/29(a)	USD	974	914,707
Irca SpA, (3-mo. EURIBOR + 3.75%), 5.85%, 12/15/29(b)(f)	EUR	455	543,368
Lamb Weston Holdings, Inc.
4.13%, 01/31/30(a)	USD	100	96,732
4.38%, 01/31/32(a)		175	166,718
Pilgrim’s Pride Corp.
4.25%, 04/15/31		183	178,657
3.50%, 03/01/32		252	232,796
Post Holdings, Inc.
4.63%, 04/15/30(a)		454	442,089
6.25%, 02/15/32(a)		397	407,908
6.38%, 03/01/33(a)		326	329,260
6.25%, 10/15/34(a)		112	112,622
U.S. Foods, Inc.
6.88%, 09/15/28(a)		505	522,411
4.63%, 06/01/30(a)		115	113,460
			6,452,638
Gas Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%, 06/01/28(a)		225	233,269
9.50%, 06/01/30(a)		472	502,817
EP Infrastructure AS, 4.13%, 02/27/33(f)	EUR	4,020	4,662,274
			5,398,360
Ground Transportation — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/31(a)	USD	451	463,498
8.38%, 06/15/32(a)		714	737,274
DP World Ltd., 6.85%, 07/02/37(f)		5,730	6,480,286
Edge Finco PLC, 8.13%, 08/15/31(f)	GBP	3,146	4,505,751
gategroup Finance Luxembourg SA, 3.00%, 02/28/27(f)	CHF	1,620	2,035,097
La Poste SA, 5.00% (f)(n)	EUR	1,100	1,335,052
Mobico Group PLC
4.25%(f)(n)	GBP	335	265,730
4.88%, 09/26/31(f)	EUR	1,362	1,267,001
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26	USD	2,023	2,018,037
XPO, Inc., 7.13%, 02/01/32(a)		222	233,497
			19,341,223
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 8.38%, 10/01/28(a)		741	773,419
Becton Dickinson & Co., 4.67%, 06/06/47		1,125	979,534

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Becton Dickinson Euro Finance S.a.r.l., 1.21%, 02/12/36	EUR	2,700	$ 2,465,991
Hologic, Inc., 4.63%, 02/01/28(a)	USD	100	99,996
Medline Borrower LP
3.88%, 04/01/29(a)		664	648,269
5.25%, 10/01/29(a)		147	147,794
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(a)		705	728,802
Teleflex, Inc.
4.63%, 11/15/27		307	306,532
4.25%, 06/01/28(a)		188	185,110
			6,335,447
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 07/01/28(a)		77	76,531
5.00%, 04/15/29(a)		135	129,983
7.38%, 03/15/33(a)		394	397,942
Centene Corp., 4.25%, 12/15/27		3,900	3,877,038
CHS/Community Health Systems, Inc.
4.75%, 02/15/31(a)		786	700,236
10.88%, 01/15/32(a)		713	778,197
9.75%, 01/15/34(a)		754	791,948
Clariane SE, 0.88%, 03/06/27(f)(p)	EUR	5	3,180
CVS Health Corp.
6.13%, 09/15/39	USD	1,843	1,911,089
6.00%, 06/01/44		2,670	2,683,121
DaVita, Inc.
4.63%, 06/01/30(a)		315	306,303
3.75%, 02/15/31(a)		100	92,387
6.88%, 09/01/32(a)		681	708,898
6.75%, 07/15/33(a)		176	182,493
Elevance Health, Inc., 5.70%, 02/15/55		1,303	1,270,645
Encompass Health Corp., 4.50%, 02/01/28		169	168,707
Global Medical Response, Inc., 7.38%, 10/01/32(a)		315	327,403
Gruppo San Donato SpA, 6.50%, 10/31/31(f)	EUR	252	301,425
HCA, Inc.
5.88%, 02/01/29	USD	2,089	2,176,943
3.50%, 09/01/30		3,806	3,660,071
5.45%, 04/01/31		6,537	6,822,660
5.50%, 03/01/32		7,671	7,993,705
4.60%, 11/15/32		21,275	21,082,328
5.45%, 09/15/34		10,597	10,904,790
5.75%, 03/01/35		16,107	16,906,052
3.50%, 07/15/51		6,432	4,359,632
5.90%, 06/01/53		935	915,420
6.20%, 03/01/55		10,665	10,869,118
6.10%, 04/01/64		4,207	4,167,482
LifePoint Health, Inc.
9.88%, 08/15/30(a)		252	271,327
11.00%, 10/15/30(a)		423	463,876
8.38%, 02/15/32(a)		284	308,272
Mehilainen Yhtiot Oy, 5.13%, 06/30/32(f)	EUR	2,292	2,734,446
Molina Healthcare, Inc.
4.38%, 06/15/28(a)	USD	304	298,967
3.88%, 11/15/30(a)		265	245,891
3.88%, 05/15/32(a)		344	312,413
National Mentor Holdings, Inc., 10.50%, 12/15/30(a)		175	175,927
Select Medical Corp., 6.25%, 12/01/32(a)		854	835,000
Tenet Healthcare Corp.
5.13%, 11/01/27		259	259,579
Security		Par (000)	Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
4.63%, 06/15/28	USD	680	$ 681,263
4.25%, 06/01/29		339	333,937
6.13%, 06/15/30		660	675,374
6.75%, 05/15/31		140	145,671
6.00%, 11/15/33(a)		30	30,888
			112,338,558
Health Care REITs — 0.0%
MPT Operating Partnership LP/MPT Finance Corp.
0.99%, 10/15/26	EUR	209	233,325
7.00%, 02/15/32(f)		1,078	1,316,455
			1,549,780
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28(a)	USD	398	398,318
4.88%, 05/15/29(a)		2,068	2,019,367
7.00%, 02/01/30(a)		114	117,009
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		303	301,744
7.25%, 07/15/28(a)		131	135,089
4.50%, 02/15/29(a)		101	99,994
6.50%, 04/01/32(a)		154	159,711
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)		258	244,709
Service Properties Trust
0.00%, 09/30/27(a)(d)		2,220	2,006,117
5.50%, 12/15/27		397	390,809
8.38%, 06/15/29		5,970	6,002,208
4.38%, 02/15/30		1,086	920,200
8.88%, 06/15/32		5,390	5,316,981
XHR LP, 4.88%, 06/01/29(a)		289	284,937
			18,397,193
Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/28(a)		100	98,575
4.38%, 01/15/28(a)		456	453,125
6.13%, 06/15/29(a)		394	404,473
5.63%, 09/15/29(a)		233	237,237
4.00%, 10/15/30(a)		100	95,240
Allwyn Entertainment Financing UK PLC
7.25%, 04/30/30(f)	EUR	572	706,319
4.13%, 02/15/31(f)		2,591	2,999,260
Aramark International Finance Sarl, 4.38%, 04/15/33(f)		1,619	1,901,146
Arcos Dorados BV, 6.38%, 01/29/32(f)	USD	428	452,897
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 9.50%, 07/01/32(a)		1,155	1,103,775
Boyd Gaming Corp.
4.75%, 12/01/27		110	109,859
4.75%, 06/15/31(a)		38	37,126
Bracelet Holdings, Inc., 9.25%, 07/02/28(a)		5,752	5,626,651
Brightstar Lottery PLC, 5.25%, 01/15/29(a)		323	322,266
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)		653	626,383
7.00%, 02/15/30(a)		385	398,728
6.50%, 02/15/32(a)		272	278,643
Churchill Downs, Inc.
5.50%, 04/01/27(a)		244	244,000
4.75%, 01/15/28(a)		250	249,071
6.75%, 05/01/31(a)		100	103,693

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Cirsa Finance International S.a.r.l.
6.50%, 03/15/29(f)	EUR	569	$ 695,100
4.88%, 10/15/31(f)		365	440,341
(3-mo. EURIBOR + 3.00%), 5.10%, 10/15/32(b)(f)		537	636,681
Deuce Finco PLC
7.00%, 11/20/31(f)	GBP	654	890,339
(3-mo. EURIBOR + 3.50%), 5.55%, 11/20/32(b)(f)	EUR	615	733,042
Elior Group SA, 5.63%, 03/15/30(f)		891	1,085,846
Essendi SA
5.38%, 05/15/30(f)		902	1,088,841
5.63%, 05/15/32(f)		1,652	1,989,906
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30(a)	USD	1,041	989,757
Fortune Star BVI Ltd., 5.88%, 11/20/30(f)	EUR	3,385	3,923,354
Full House Resorts, Inc., 8.25%, 02/15/28(a)	USD	562	488,237
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/29(a)		611	625,539
4.00%, 05/01/31(a)		504	482,519
3.63%, 02/15/32(a)		255	236,711
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/29(a)		342	332,194
4.88%, 07/01/31(a)		266	248,316
6.63%, 01/15/32(a)		171	175,273
HR Ottawa LP, 11.00%, 03/31/31(a)		23,135	25,443,922
Jose Andres Group 1L Notes, 10.00%, 11/14/32(e)		3,914	2,955,070
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)		201	200,701
Light & Wonder International, Inc.
7.50%, 09/01/31(a)		242	252,486
6.25%, 10/01/33(a)		35	35,434
Marriott Ownership Resorts, Inc., 6.50%, 10/01/33(a)		438	420,176
Melco Resorts Finance Ltd.
5.63%, 07/17/27(f)		8,000	7,992,480
5.75%, 07/21/28(f)		8,000	7,990,640
5.38%, 12/04/29(f)		926	915,018
6.50%, 09/24/33(a)		200	200,260
MGM China Holdings Ltd.
7.13%, 06/26/31(a)		853	902,047
7.13%, 06/26/31(f)		7,000	7,402,500
MGM Resorts International
5.50%, 04/15/27		153	154,362
6.13%, 09/15/29		224	230,198
6.50%, 04/15/32		350	360,607
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		1,349	1,326,921
Minor International PCL, 2.70% (f)(n)		500	494,000
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)		942	995,405
NCL Corp. Ltd.
7.75%, 02/15/29(a)		300	319,351
5.88%, 01/15/31(a)		100	99,622
6.75%, 02/01/32(a)		515	527,320
NCL Finance Ltd., 6.13%, 03/15/28(a)		242	248,907
REXLot Holdings Ltd., 4.50%, 04/17/19(e)(f)(h)(o)(p)	HKD	1,161	—
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36	USD	4,430	4,448,552
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.
5.50%, 04/15/27(a)	USD	71	$ 70,557
7.25%, 05/15/31(a)		704	675,500
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 07/15/29		272	253,652
Station Casinos LLC, 6.63%, 03/15/32(a)		172	176,070
Studio City Co. Ltd., 7.00%, 02/15/27(f)		4,900	4,904,900
Tabcorp Finance Pty Ltd., 5.99%, 05/28/31(f)	AUD	2,480	1,633,827
TKC Holdings, Inc., 6.88%, 05/15/28(a)	USD	200	201,950
Travel + Leisure Co., 6.63%, 07/31/26(a)		449	452,142
Vail Resorts, Inc., 5.63%, 07/15/30(a)		211	214,431
Viking Cruises Ltd.
7.00%, 02/15/29(a)		107	107,620
9.13%, 07/15/31(a)		238	254,860
5.88%, 10/15/33(a)		128	129,979
VOC Escrow Ltd., 5.00%, 02/15/28(a)		137	136,995
Voyager Parent LLC, 9.25%, 07/01/32(a)		687	728,990
Wynn Macau Ltd.
5.50%, 10/01/27(a)		400	399,136
5.50%, 10/01/27(f)		8,000	7,982,720
5.63%, 08/26/28(a)		480	479,050
5.63%, 08/26/28(f)		8,000	7,984,160
6.75%, 02/15/34(a)		913	925,837
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)		144	144,853
7.13%, 02/15/31(a)		284	307,313
Yum! Brands, Inc.
4.75%, 01/15/30(a)		249	249,198
5.38%, 04/01/32		100	101,251
			123,941,433
Household Durables — 0.1%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)		430	409,959
4.63%, 04/01/30(a)		1,382	1,319,794
6.88%, 08/01/33(a)		772	772,614
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		3,721	3,802,933
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
5.00%, 06/15/29(a)		742	717,748
4.88%, 02/15/30(a)		197	183,496
Century Communities, Inc.
3.88%, 08/15/29(a)		220	209,177
6.63%, 09/15/33(a)		100	101,120
K Hovnanian Enterprises, Inc., 8.00%, 04/01/31(a)		282	287,800
LGI Homes, Inc.
8.75%, 12/15/28(a)		1,568	1,635,531
7.00%, 11/15/32(a)		2,417	2,310,343
Mattamy Group Corp., 4.63%, 03/01/30(a)		1,791	1,738,702
Newell Brands, Inc.
6.38%, 09/15/27		100	100,545
8.50%, 06/01/28(a)		117	122,681
6.38%, 05/15/30		391	381,835
6.63%, 05/15/32		348	337,616
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(a)		100	100,603
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,032	1,017,743

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Whirlpool Corp.
6.13%, 06/15/30	USD	306	$ 305,628
6.50%, 06/15/33		351	340,367
			16,196,235
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 04/30/31(a)		20	18,866
Energizer Holdings, Inc.
4.38%, 03/31/29(a)		403	385,069
6.00%, 09/15/33(a)		108	103,594
			507,529
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
4.50%, 02/15/28(a)		200	200,132
5.13%, 03/15/28(a)		292	292,327
4.63%, 02/01/29(a)		100	99,626
Clean Renewable Power Mauritius Pte Ltd., 4.25%, 03/25/27(f)		6,160	6,013,700
Continuum Energy Pte Ltd., 5.00%, 09/13/27(a)(e)(m)		10,374	10,335,237
Greenko Dutch BV, 3.85%, 03/29/26(f)		6,920	6,859,450
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(f)		4,136	4,176,067
India Clean Energy Holdings, 4.50%, 04/18/27(f)		14,000	13,580,000
India Cleantech Energy, 4.70%, 08/10/26(f)		6,072	5,998,529
ReNew Pvt Ltd., 5.88%, 03/05/27(f)		14,000	13,909,840
SCC Power PLC
(8.00% Cash or 4.00% Cash and 4.00% PIK), 8.00%, 12/31/28(a)(m)		696	429,205
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32(a)(m)		494	51,837
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(f)		2,556	2,634,020
Stem, Inc., 0.50%, 12/01/28(a)(p)		622	242,580
			64,822,550
Industrial Conglomerates — 0.0%
Beach Acquisition Bidco LLC
5.25%, 07/15/32(f)	EUR	1,619	1,936,997
10.00%, 07/15/33(a)(m)	USD	527	581,694
Maxam Prill Sarl, 6.00%, 07/15/30(f)	EUR	3,390	4,070,312
			6,589,003
Insurance — 0.1%
Acrisure LLC/Acrisure Finance, Inc.
7.50%, 11/06/30(a)	USD	538	560,407
6.75%, 07/01/32(a)		385	396,592
Ageas SA, 5.88% (f)(n)	EUR	200	236,445
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 04/15/28(a)	USD	80	81,454
5.88%, 11/01/29(a)		330	329,710
7.00%, 01/15/31(a)		100	103,747
7.38%, 10/01/32(a)		1,055	1,093,897
Ambac Assurance Corp., 5.10% (a)(n)		462	600,863
AmWINS Group, Inc., 6.38%, 02/15/29(a)		191	196,427
Ardonagh Finco Ltd.
6.88%, 02/15/31(f)	EUR	3,883	4,703,269
7.75%, 02/15/31(a)	USD	521	546,193
BNP Paribas Cardif SA, 6.00% (f)(n)	EUR	800	945,699
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC, 8.13%, 02/15/32(a)	USD	608	627,658
HUB International Ltd., 7.25%, 06/15/30(a)		916	961,731
Security		Par (000)	Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc., 8.50%, 03/15/30(a)	USD	266	$ 278,797
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)		478	495,326
Ryan Specialty LLC, 4.38%, 02/01/30(a)		178	174,696
			12,332,911
Interactive Media & Services — 0.4%
Alphabet, Inc.
4.10%, 11/15/30		20,280	20,342,239
4.38%, 11/06/64	EUR	5,010	5,607,931
5.70%, 11/15/75	USD	22,219	21,869,065
Arches Buyer, Inc., 4.25%, 06/01/28(a)		274	268,907
Meta Platforms, Inc.
4.65%, 08/15/62		14,091	11,382,497
5.75%, 05/15/63		617	592,568
5.55%, 08/15/64		10,428	9,672,958
Snap, Inc., 6.88%, 03/15/34(a)		400	411,849
			70,148,014
IT Services — 1.1%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(f)	EUR	1,865	2,209,930
Atos SE, 9.36%, 12/18/29(c)(f)		2,994	4,031,134
Beignet Investor LLC, 6.58%, 05/30/49(a)	USD	52,597	55,568,474
Cedacri SpA, (3-mo. EURIBOR + 4.63%), 6.69%, 05/15/28(b)(f)	EUR	1,078	1,278,414
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/27(a)	USD	130	130,087
6.50%, 07/01/32(a)		595	556,448
CoreWeave, Inc.
9.25%, 06/01/30(a)		946	879,565
9.00%, 02/01/31(a)		400	366,608
1.75%, 12/01/31(a)(p)		311	294,284
Dell International LLC/EMC Corp., 4.50%, 02/15/31		18,451	18,424,666
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(f)	EUR	1,791	2,227,989
Foundry JV Holdco LLC
5.50%, 01/25/31(a)	USD	5,856	6,044,531
5.90%, 01/25/33(a)		12,775	13,367,085
6.25%, 01/25/35(a)		2,305	2,444,202
6.10%, 01/25/36(a)		815	852,031
6.20%, 01/25/37(a)		8,557	8,991,708
Gartner, Inc.
4.50%, 07/01/28(a)		36,567	36,448,735
3.63%, 06/15/29(a)		29,005	27,957,747
3.75%, 10/01/30(a)		3,330	3,157,848
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)		224	224,610
OVH Groupe SA, 4.75%, 02/05/31(f)	EUR	579	679,603
Prime Investment Partners, 11.00%, 05/01/30(e)	USD	5,537	5,752,295
Sabre GLBL, Inc.
10.75%, 11/15/29(a)		1,110	943,864
10.75%, 03/15/30(a)		1,780	1,463,748
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/32(a)		294	303,553
5.50%, 05/15/33(f)	EUR	2,068	2,488,832
Series DEC, 5.50%, 05/15/33(f)		634	763,017
Twilio, Inc., 3.63%, 03/15/29	USD	103	99,495
United Group BV, 6.25%, 01/31/32(f)	EUR	587	692,463
			198,642,966

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Life Sciences Tools & Services — 0.0%
Avantor Funding, Inc.
4.63%, 07/15/28(a)	USD	263	$ 261,571
3.88%, 11/01/29(a)		351	335,646
Charles River Laboratories International, Inc.
4.25%, 05/01/28(a)		254	251,715
3.75%, 03/15/29(a)		100	96,553
4.00%, 03/15/31(a)		115	108,963
Ephios Subco 3 Sarl, 7.88%, 01/31/31(f)	EUR	1,617	2,024,962
IQVIA, Inc.
5.00%, 10/15/26(a)	USD	600	599,659
5.00%, 05/15/27(a)		200	199,945
6.25%, 06/01/32(a)		403	421,102
Star Parent, Inc., 9.00%, 10/01/30(a)		918	979,697
			5,279,813
Machinery — 0.0%
Allison Transmission, Inc., 4.75%, 10/01/27(a)		192	191,738
Dynamo Newco II GmbH, 6.25%, 10/15/31(f)	EUR	550	658,346
Terex Corp.
5.00%, 05/15/29(a)	USD	128	127,564
6.25%, 10/15/32(a)		191	195,957
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)		587	587,138
			1,760,743
Marine Transportation — 0.0%
Danaos Corp., 6.88%, 10/15/32(a)		275	284,120
Media — 2.0%
AMC Networks, Inc.
10.25%, 01/15/29(a)		1,854	1,944,127
4.25%, 02/15/29		2,822	2,507,851
4.25%, 02/15/29(p)		1,097	1,118,391
10.50%, 07/15/32(a)		671	741,281
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(a)		76	75,895
5.00%, 02/01/28(a)		333	330,365
5.38%, 06/01/29(a)		565	558,627
4.75%, 03/01/30(a)		716	683,815
4.50%, 08/15/30(a)		338	318,231
4.25%, 02/01/31(a)		409	375,810
7.38%, 03/01/31(a)		1,130	1,153,151
4.75%, 02/01/32(a)		1,807	1,651,493
4.50%, 05/01/32		8,151	7,315,826
4.50%, 06/01/33(a)		104	91,037
4.25%, 01/15/34(a)		6,914	5,878,797
Charter Communications Operating LLC/Charter Communications Operating Capital
6.65%, 02/01/34		1,385	1,459,015
6.55%, 06/01/34		10,519	11,063,416
6.38%, 10/23/35		14,050	14,500,382
3.50%, 03/01/42		693	480,762
5.75%, 04/01/48		8,998	7,675,167
4.80%, 03/01/50		15,373	11,548,192
3.70%, 04/01/51		6,020	3,789,180
3.90%, 06/01/52		13,808	8,912,003
5.25%, 04/01/53		4,178	3,304,152
3.85%, 04/01/61		27,437	16,349,989
4.40%, 12/01/61		8,160	5,336,861
3.95%, 06/30/62		13,853	8,335,728
5.50%, 04/01/63		1,142	899,841
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/30(a)		1,118	1,177,470
7.13%, 02/15/31(a)		585	612,579
7.50%, 03/15/33(a)		361	381,321
Security		Par (000)	Value
Media (continued)
Comcast Corp., 2.65%, 08/15/62	USD	4,063	$ 2,046,151
CSC Holdings LLC
5.50%, 04/15/27(a)		3,346	2,868,924
11.25%, 05/15/28(a)		773	615,049
11.75%, 01/31/29(a)		1,731	1,286,042
DirecTV Financing LLC, 8.88%, 02/01/30(a)		394	398,647
DirecTV Financing LLC/DirecTV Financing Co- Obligor, Inc., 10.00%, 02/15/31(a)		1,627	1,662,878
Discovery Communications LLC
3.95%, 03/20/28		39,637	38,933,840
5.00%, 09/20/37		587	469,670
6.35%, 06/01/40		953	789,329
DISH Network Corp., 3.38%, 08/15/26(p)		892	858,550
EchoStar Corp.
10.75%, 11/30/29		290	320,682
(6.75% PIK), 6.75%, 11/30/30(m)		825	845,187
Gray Media, Inc., 9.63%, 07/15/32(a)		1,116	1,158,149
iHeartCommunications, Inc.
9.13%, 05/01/29(a)		733	705,960
7.75%, 08/15/30(a)		300	262,500
Lamar Media Corp.
4.88%, 01/15/29		319	318,446
5.38%, 11/01/33(a)		100	99,345
McGraw-Hill Education, Inc.
5.75%, 08/01/28(a)		23	23,119
7.38%, 09/01/31(a)		400	422,023
Nexstar Media, Inc.
5.63%, 07/15/27(a)		200	200,538
4.75%, 11/01/28(a)		200	198,549
OT Midco, Inc., 10.00%, 02/15/30(a)		2,393	952,139
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27(a)		100	100,145
4.25%, 01/15/29(a)		172	167,509
4.63%, 03/15/30(a)		28	27,332
Paramount Global
3.70%, 10/04/26		4,155	4,085,257
2.90%, 01/15/27		8,736	8,593,959
3.38%, 02/15/28		3,519	3,415,145
4.95%, 01/15/31		9,840	9,462,392
4.38%, 03/15/43		3,414	2,374,633
5.85%, 09/01/43		1,424	1,172,407
5.25%, 04/01/44		4,000	3,019,470
4.90%, 08/15/44		1,052	754,954
4.60%, 01/15/45		1,518	1,052,678
Sirius XM Radio LLC
5.00%, 08/01/27(a)		608	609,481
4.00%, 07/15/28(a)		704	688,206
4.13%, 07/01/30(a)		352	334,776
Stagwell Global LLC, 5.63%, 08/15/29(a)		371	361,780
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(a)		1,819	1,737,145
Summer BC Holdco B S.a.r.l.
5.88%, 02/15/30(f)	EUR	310	335,730
(3-mo. EURIBOR + 4.25%), 6.31%, 02/15/30(b)(f)		3,450	3,800,660
Sunrise FinCo I BV
4.88%, 07/15/31(a)	USD	257	244,792
4.63%, 05/15/32(f)	EUR	1,431	1,698,578
TEGNA, Inc.
4.63%, 03/15/28	USD	202	199,923
5.00%, 09/15/29		123	121,917

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(f)(m)	EUR	1,508	$ 1,165,687
Univision Communications, Inc.
8.00%, 08/15/28(a)	USD	200	207,135
7.38%, 06/30/30(a)		206	209,388
8.50%, 07/31/31(a)		1,152	1,203,413
9.38%, 08/01/32(a)		102	109,631
Versant Media Group, Inc., 7.25%, 01/30/31(a)		298	307,443
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(f)	GBP	3,229	4,366,131
Virgin Media Secured Finance PLC
5.50%, 05/15/29(a)	USD	577	568,435
4.50%, 08/15/30(a)		467	432,318
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(f)	GBP	182	238,837
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)	USD	200	196,223
VZ Secured Financing BV
5.00%, 01/15/32(a)		600	542,972
5.25%, 01/15/33(f)	EUR	2,684	3,092,414
7.50%, 01/15/33(a)	USD	401	406,224
Warnermedia Holdings, Inc.
3.76%, 03/15/27		115,187	114,412,022
4.28%, 03/15/32		302	265,102
WPP Finance 2013, 3.63%, 06/09/31(f)	EUR	15,970	18,527,433
Ziggo Bond Co. BV
3.38%, 02/28/30(f)		146	152,493
6.13%, 11/15/32(f)		132	145,895
			366,914,537
Metals & Mining — 0.1%
Alumina Pty Ltd., 6.38%, 09/15/32(a)	USD	200	207,685
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)		204	216,477
11.50%, 10/01/31(a)		235	258,630
Cleveland-Cliffs, Inc.
6.88%, 11/01/29(a)		91	94,250
7.00%, 03/15/32(a)		588	602,700
7.38%, 05/01/33(a)		342	355,691
7.63%, 01/15/34(a)		414	432,639
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36(f)		419	453,054
CSN Resources SA, 4.63%, 06/10/31(f)		595	455,651
Fortescue Treasury Pty Ltd.
5.88%, 04/15/30(a)		100	102,836
4.38%, 04/01/31(a)		125	120,890
6.13%, 04/15/32(a)		173	180,523
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)		103	99,511
Mineral Resources Ltd.
9.25%, 10/01/28(a)		1,083	1,136,609
8.50%, 05/01/30(a)		862	896,427
7.00%, 04/01/31(a)		92	95,938
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)		376	389,160
6.75%, 05/14/30(f)		881	922,345
6.95%, 10/17/31(a)		675	719,297
Nickel Industries Ltd., 9.00%, 09/30/30(f)		1,585	1,640,475
Novelis Corp.
4.75%, 01/30/30(a)		560	540,210
6.88%, 01/30/30(a)		317	329,157
6.38%, 08/15/33(a)		96	97,322
Periama Holdings LLC, 5.95%, 04/19/26(f)		425	425,956
Salzgitter AG, 3.38%, 10/22/32(f)(p)	EUR	500	640,190
Security		Par (000)	Value
Metals & Mining (continued)
Samarco Mineracao SA, (9.50% Cash or 9.00% PIK), 9.50%, 06/30/31(f)(m)	USD	1,480	$ 1,505,326
Stillwater Mining Co.
4.50%, 11/16/29(a)		200	188,500
4.50%, 11/16/29(f)		980	923,650
Vale Overseas Ltd., 6.40%, 06/28/54		474	483,717
Vedanta Resources Finance II PLC
10.88%, 09/17/29(a)		200	210,812
10.88%, 09/17/29(f)		1,309	1,379,768
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)		73	74,907
			16,180,303
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)		389	386,404
4.75%, 06/15/29(a)		100	98,877
5.50%, 08/01/30		69	70,599
Starwood Property Trust, Inc.
3.63%, 07/15/26(a)		279	277,633
4.38%, 01/15/27(a)		100	99,379
6.00%, 04/15/30(a)		300	307,921
6.50%, 10/15/30(a)		245	255,436
			1,496,249
Office REITs — 0.0%
Alstria Office AG
4.25%, 10/15/29(f)	EUR	200	232,243
5.50%, 03/20/31(f)		3,000	3,608,762
			3,841,005
Oil, Gas & Consumable Fuels — 6.8%
3R Lux S.a.r.l, 9.75%, 02/05/31(a)	USD	440	453,477
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)		350	366,687
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/28(a)		374	374,716
5.38%, 06/15/29(a)		50	50,001
6.63%, 02/01/32(a)		11	11,386
Antero Resources Corp.
7.63%, 02/01/29(a)		19,254	19,541,000
5.38%, 03/01/30(a)		40,064	40,618,646
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)		210	210,551
6.63%, 10/15/32(a)		28	28,913
6.63%, 07/15/33(a)		154	159,397
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)		264	275,329
BP Capital Markets America, Inc., 5.23%, 11/17/34		11,649	12,017,391
Breakwater Energy Holdings S.a.r.l.
9.25%, 11/15/30(a)		700	733,009
Series DEC, 9.25%, 11/15/30(f)		1,051	1,100,560
Buckeye Partners LP
4.13%, 12/01/27		100	98,787
4.50%, 03/01/28(a)		100	99,358
6.88%, 07/01/29(a)		323	335,988
6.75%, 02/01/30(a)		41	43,040
California Resources Corp.
8.25%, 06/15/29(a)		1,230	1,286,556
7.00%, 01/15/34(a)		1,706	1,680,492

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cameron LNG LLC
3.30%, 01/15/35(a)	USD	13,346	$ 11,672,654
3.40%, 01/15/38(a)		8,998	7,810,983
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27		18,860	19,042,385
2.74%, 12/31/39		21,789	18,578,562
Cheniere Energy Partners LP
4.00%, 03/01/31		19,597	19,082,756
3.25%, 01/31/32		13,588	12,515,014
5.75%, 08/15/34		9,908	10,345,120
5.55%, 10/30/35(a)		1,084	1,108,258
Cheniere Energy, Inc., 5.65%, 04/15/34		41,227	42,768,064
Chesapeake Energy Corp., 6.13%, 02/15/21(e)(h)(o)		9,090	1
Chord Energy Corp.
6.00%, 10/01/30(a)		195	197,391
6.75%, 03/15/33(a)		100	103,412
Civitas Resources, Inc.
5.00%, 10/15/26(a)		3,557	3,546,549
8.38%, 07/01/28(a)		1,810	1,865,011
8.63%, 11/01/30(a)		429	449,618
CNX Resources Corp.
7.38%, 01/15/31(a)		114	118,049
7.25%, 03/01/32(a)		7,465	7,792,713
Comstock Resources, Inc.
6.75%, 03/01/29(a)		777	775,440
5.88%, 01/15/30(a)		327	318,058
CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33(a)		250	267,867
Crescent Energy Finance LLC
7.38%, 01/15/33(a)		1,114	1,057,132
8.38%, 01/15/34(a)		272	270,188
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.38%, 02/01/31(a)		26,362	27,389,128
CVR Energy, Inc.
5.75%, 02/15/28(a)		221	217,923
8.50%, 01/15/29(a)		242	248,739
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)		93	93,534
8.63%, 03/15/29(a)		412	431,844
7.38%, 06/30/33(a)		274	279,603
Diamondback Energy, Inc.
3.25%, 12/01/26		54,757	54,360,434
3.50%, 12/01/29		42,622	41,346,694
3.13%, 03/24/31		42,090	39,329,409
Energean Israel Finance Ltd., 8.50%, 09/30/33(a)(f)		856	914,953
Energean PLC
5.63%, 05/12/31(f)	EUR	625	734,496
5.63%, 05/12/31(a)		801	941,330
Energy Transfer LP
5.95%, 05/15/54	USD	5,842	5,536,177
6.05%, 09/01/54		5,582	5,368,301
6.20%, 04/01/55		3,596	3,524,685
Eni SpA, 4.88% (f)(n)	EUR	730	869,692
EQT Corp.
3.13%, 05/15/26(a)	USD	12,370	12,299,338
6.50%, 07/01/27		10,983	11,194,769
3.90%, 10/01/27		39,707	39,526,128
5.70%, 04/01/28		14,621	15,088,062
5.50%, 07/15/28		3,998	4,057,070
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.
4.50%, 01/15/29	USD	58,999	$ 59,138,177
5.00%, 01/15/29		22,764	23,060,778
6.38%, 04/01/29		28,074	29,050,440
7.00%, 02/01/30		41,496	45,070,997
7.50%, 06/01/30		52,980	58,276,358
4.75%, 01/15/31		98,188	98,832,461
3.63%, 05/15/31(a)		56,576	53,203,191
5.75%, 02/01/34		7,491	7,825,436
Expand Energy Corp.
6.63%, 08/15/20(e)(h)(o)		623	—
5.38%, 06/15/21(e)(h)(o)		425	—
5.38%, 02/01/29		18,382	18,382,378
5.88%, 02/01/29(a)		4,042	4,042,285
6.75%, 04/15/29(a)		15,516	15,606,870
5.38%, 03/15/30		9,615	9,745,654
4.75%, 02/01/32		11,947	11,785,794
5.70%, 01/15/35		47,947	49,618,933
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29		100	104,388
7.88%, 05/15/32		215	224,118
8.00%, 05/15/33		433	449,498
Global Partners LP/GLP Finance Corp.
8.25%, 01/15/32(a)		149	156,938
7.13%, 07/01/33(a)		100	101,824
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)		3,772	2,621,540
Granite Ridge Resources, Inc., 8.88%, 11/05/29(a)(e)		8,014	7,723,893
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/36(f)		435	454,110
Harvest Midstream I LP
7.50%, 09/01/28(a)		306	310,575
7.50%, 05/15/32(a)		115	119,874
Hess Corp.
7.30%, 08/15/31		6,412	7,365,321
6.00%, 01/15/40		1,812	1,955,424
Hess Midstream Operations LP
6.50%, 06/01/29(a)		209	215,834
5.50%, 10/15/30(a)		237	239,941
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/30(a)		139	135,067
6.00%, 02/01/31(a)		308	292,794
8.38%, 11/01/33(a)		299	305,295
6.88%, 05/15/34(a)		349	327,017
7.25%, 02/15/35(a)		351	333,581
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)		140	147,724
6.63%, 01/15/34(a)		100	102,733
Ithaca Energy North Sea PLC
8.13%, 10/15/29(a)		660	681,808
5.50%, 10/01/31(f)	EUR	1,619	1,912,419
ITT Holdings LLC, 6.50%, 08/01/29(a)	USD	514	493,261
KazMunayGas National Co. JSC
5.75%, 04/19/47(f)		200	188,644
6.38%, 10/24/48(f)		1,749	1,761,191
Kinetik Holdings LP, 6.63%, 12/15/28(a)		471	484,978
Matador Resources Co.
6.50%, 04/15/32(a)		152	154,153
6.25%, 04/15/33(a)		347	347,462
MC Brazil Downstream Trading S.a.r.l., 7.25%, 06/30/31(f)		181	158,806

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30(a)	USD	1,319	$ 1,391,545
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(f)		7,457	7,479,893
NGPL PipeCo LLC, 3.25%, 07/15/31(a)		18,873	17,362,400
Northern Oil & Gas, Inc.
8.75%, 06/15/31(a)		82	82,787
7.88%, 10/15/33(a)		1,075	1,046,679
NuStar Logistics LP, 5.63%, 04/28/27		100	101,082
OEG Finance PLC, 7.25%, 09/27/29(f)	EUR	3,626	4,454,351
Permian Resources Operating LLC
8.00%, 04/15/27(a)	USD	2,171	2,199,354
5.88%, 07/01/29(a)		322	323,887
7.00%, 01/15/32(a)		319	332,505
Petrobras Global Finance BV, 6.75%, 01/27/41		143	144,400
Petroleos de Venezuela SA
6.00%, 11/15/26(f)(h)(o)		954	221,805
9.75%, 05/17/35(f)(h)(o)		1,076	278,684
Petroleos del Peru SA, 4.75%, 06/19/32(a)		200	148,812
Petroleos Mexicanos
7.50%, 03/20/26		22,921	22,978,302
4.75%, 02/26/29(f)	EUR	848	1,002,798
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)	USD	68	72,070
PRIO Luxembourg Holding S.a.r.l., 6.75%, 10/15/30(a)		200	194,976
Puma International Financing SA, 7.75%, 04/25/29(f)		7,200	7,405,344
Raizen Fuels Finance SA
6.25%, 07/08/32(a)		2,178	1,830,609
6.45%, 03/05/34(f)		2,216	1,825,430
Repsol E&P Capital Markets U.S. LLC
4.81%, 09/16/28(a)		2,855	2,881,573
5.20%, 09/16/30(a)		3,690	3,742,210
5.98%, 09/16/35(a)		7,265	7,409,433
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)		181	180,604
6.75%, 03/15/33(a)		100	105,532
Sabine Pass Liquefaction LLC
5.88%, 06/30/26		2,384	2,387,374
5.00%, 03/15/27		29,097	29,292,570
4.20%, 03/15/28		3,370	3,373,314
4.50%, 05/15/30		28,735	28,851,332
5.90%, 09/15/37		9,226	9,692,191
SM Energy Co.
6.63%, 01/15/27		100	100,293
6.75%, 08/01/29(a)		380	382,790
7.00%, 08/01/32(a)		478	469,907
Sunoco LP
5.88%, 07/15/27(a)		100	100,250
7.00%, 05/01/29(a)		99	103,253
4.50%, 10/01/29(a)		200	194,932
4.63%, 05/01/30(a)		985	956,906
5.63%, 03/15/31(a)		100	100,733
6.63%, 08/15/32(a)		17	17,473
Sunoco LP/Sunoco Finance Corp.
7.00%, 09/15/28(a)		304	313,581
4.50%, 05/15/29		235	230,715
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)		56	56,030
7.38%, 02/15/29(a)		162	167,437
6.00%, 12/31/30(a)		570	574,610
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.
4.20%, 02/01/33	USD	3,609	$ 3,455,111
6.13%, 03/15/33		1,445	1,545,684
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28		3,277	3,277,815
4.88%, 02/01/31		14,735	14,825,086
TotalEnergies Capital International SA, 3.85%, 03/03/45(f)	EUR	1,200	1,292,228
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	USD	1,056	1,078,911
Trident Energy Finance PLC, 12.50%, 11/30/29(f)		2,649	2,691,225
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp.
7.13%, 03/15/29(a)		274	283,621
6.25%, 10/01/33(a)		189	191,266
Var Energi ASA, 7.86%, 11/15/83(f)	EUR	1,888	2,436,079
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29(a)	USD	170	159,365
6.25%, 01/15/30(a)		493	499,121
4.13%, 08/15/31(a)		402	365,809
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30(a)		84	85,541
7.50%, 05/01/33(a)		172	185,846
6.50%, 01/15/34(a)		406	415,841
7.75%, 05/01/35(a)		82	89,786
6.75%, 01/15/36(a)		820	839,918
Viper Energy Partners LLC
4.90%, 08/01/30		13,287	13,439,402
5.70%, 08/01/35		20,384	20,802,484
Vista Energy Argentina SAU
8.50%, 06/10/33(a)		5,092	5,206,570
7.63%, 12/10/35(a)		674	666,842
Vital Energy, Inc., 7.88%, 04/15/32(a)		528	520,230
Wintershall Dea Finance 2 BV, 6.12% (f)(n)	EUR	1,619	1,941,002
			1,255,290,320
Paper & Forest Products — 0.0%
Fedrigoni SpA
(3-mo. EURIBOR + 4.00%), 6.02%, 01/15/30(b)(f)		612	704,376
6.13%, 06/15/31(f)		579	663,119
Graphic Packaging International LLC
3.75%, 02/01/30(a)	USD	71	67,116
6.38%, 07/15/32(a)		94	95,755
LD Celulose International GmbH, 7.95%, 01/26/32(a)		200	209,750
Magnera Corp.
4.75%, 11/15/29(a)		100	92,458
7.25%, 11/15/31(a)		311	305,296
			2,137,870
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26(a)		100	99,523
Air Canada Pass-Through Trust, Series 2017-1, Class B, 3.70%, 01/15/26(a)		8	7,864
Allegiant Travel Co., 7.25%, 08/15/27(a)		826	837,536
American Airlines Pass-Through Trust
3.53%, 12/15/27(e)		2,613	2,597,035
Series 2025-1, B, 5.65%, 11/11/34		740	745,836
American Airlines, Inc.
7.25%, 02/15/28(a)		232	237,174
8.50%, 05/15/29(a)		125	130,737

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Passenger Airlines (continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	USD	623	$ 634,425
Avianca Midco 2 PLC, 9.00%, 12/01/28(a)		2,716	2,737,594
JetBlue Airways Corp. Pass-Through Trust, Series 2019-1, AA, 2.75%, 05/15/32		633	568,053
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)		860	866,417
Latam Airlines Group SA, 7.63%, 01/07/31(a)		1,738	1,824,900
Spirit Airlines Pass-Through Trust
4.10%, 04/01/28		83	79,676
3.38%, 02/15/30		988	929,010
3.65%, 02/15/30		2,591	2,381,098
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(a)		418	408,546
			15,085,424
Personal Care Products — 0.0%
Edgewell Personal Care Co., 4.13%, 04/01/29(a)		460	439,504
Ontex Group NV, 5.25%, 04/15/30(f)	EUR	429	499,812
			939,316
Pharmaceuticals — 0.1%
Bayer AG
5.38%, 03/25/82(f)		1,600	1,929,576
7.00%, 09/25/83(f)		2,400	3,099,005
Dolcetto Holdco SpA, 5.63%, 07/14/32(f)		3,318	3,957,739
Endo Finance Holdings, Inc., 8.50%, 04/15/31(a)	USD	525	554,894
Gruenenthal GmbH, Series NOV, 4.63%, 11/15/31(f)	EUR	1,288	1,529,530
Jazz Securities DAC, 4.38%, 01/15/29(a)	USD	552	544,444
Nidda Healthcare Holding GmbH
5.38%, 10/23/30(f)	EUR	1,078	1,294,609
(3-mo. EURIBOR + 3.25%), 5.28%, 10/15/32(b)(f)		2,253	2,671,630
Opal Bidco SAS
5.50%, 03/31/32(f)		1,619	1,962,742
6.50%, 03/31/32(a)	USD	272	278,588
Perrigo Finance Unlimited Co.
4.90%, 06/15/30		231	223,466
Series USD, 6.13%, 09/30/32		213	207,476
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33		1,799	1,818,076
5.30%, 05/19/53		2,157	2,042,412
Prestige Brands, Inc., 5.13%, 01/15/28(a)		171	170,796
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		950	937,531
7.88%, 09/15/29		228	250,374
			23,472,888
Professional Services — 0.0%
Amentum Holdings, Inc., 7.25%, 08/01/32(a)		331	348,902
Real Estate Management & Development — 0.4%
Adler Financing Sarl, Series 1L, 8.25%, 12/31/28(m)	EUR	4,406	5,670,714
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(f)	USD	200	204,414
Aroundtown Finance S.a.r.l., 7.88% (n)		1,016	1,021,134
Aroundtown SA, 1.63% (f)(n)	EUR	300	341,165
Citycon Oyj, 3.63% (f)(n)		261	235,608
Citycon Treasury BV, 5.38%, 07/08/31(f)		1,208	1,346,624
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	USD	282	283,497
8.88%, 09/01/31(a)		147	157,010
DEMIRE Deutsche Mittelstand Real Estate AG, 5.00%, 12/31/27(c)(f)	EUR	793	875,688
Security		Par (000)	Value
Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(f)(h)(o)	USD	465	$ 4,650
11.75%, 04/17/22(f)(h)(o)		2,430	24,300
7.95%, 07/05/22(f)(h)(o)		530	5,300
12.25%, 10/18/22(f)(h)(o)		200	2,000
10.88%, 01/09/23(f)(h)(o)		2,657	26,570
11.88%, 06/01/23(f)(h)(o)		1,093	10,930
Five Point Operating Co. LP, 8.00%, 10/01/30(a)		270	282,091
Forestar Group, Inc., 5.00%, 03/01/28(a)		1,413	1,411,657
GLP Pte Ltd., 9.75%, 05/20/28(f)		1,500	1,531,875
Grand City Properties SA, 1.50% (f)(n)	EUR	2,700	3,123,661
Heimstaden Bostad AB
2.63%(f)(n)		500	570,745
6.25%(f)(n)		2,117	2,600,156
Howard Hughes Corp. (The)
5.38%, 08/01/28(a)	USD	2,725	2,735,153
4.13%, 02/01/29(a)		32	31,096
New Immo Holding SA
5.88%, 04/17/28(f)	EUR	2,900	3,525,329
4.95%, 11/14/30(f)		300	354,596
Resort Communities LoanCo LP, (10.50% Cash and 2.00% PIK), 13.00%, 11/30/28(a)(e)(m)	USD	28,966	29,490,527
Store Capital LLC, 5.40%, 04/30/30(a)		17,338	17,660,841
TAG Immobilien AG, 0.63%, 03/11/31(f)(p)	EUR	500	597,918
Vivion Investments S.a.r.l.
8.13%(f)(n)		1,100	1,196,504
PIK, 6.50%, 02/28/29(f)(m)		1,914	2,242,819
5.63%, 06/08/30(f)		1,110	1,256,368
Vivion Investments Sarl, (6.50% Cash and 1.75% PIK), 8.25%, 08/31/28(f)(m)		334	393,253
Vonovia SE, Series B, 0.88%, 05/20/32(f)(p)		2,500	2,839,577
			82,053,770
Semiconductors & Semiconductor Equipment — 0.7%
ams-OSRAM AG, 10.50%, 03/30/29(f)		489	598,405
AP Grange Holdings LLC, 6.50%, 03/20/45 (Acquired 06/21/24, cost $12,241,000)(e)(i)	USD	12,241	13,083,181
Broadcom, Inc.
2.45%, 02/15/31		28,982	26,509,211
5.15%, 11/15/31		7,915	8,211,410
4.55%, 02/15/32		955	957,663
5.20%, 04/15/32		11,520	11,951,733
3.42%, 04/15/33		12,299	11,384,751
3.47%, 04/15/34		26,093	23,792,722
4.80%, 10/15/34		17,109	17,141,901
4.93%, 05/15/37(a)		2,536	2,503,053
4.90%, 02/15/38		7,695	7,543,614
Entegris, Inc.
4.38%, 04/15/28(a)		214	212,433
4.75%, 04/15/29(a)		219	219,478
5.95%, 06/15/30(a)		144	146,881
Kioxia Holdings Corp., 6.25%, 07/24/30(a)		712	732,531
			124,988,967
Software — 1.0%
AppLovin Corp.
5.13%, 12/01/29		18,008	18,471,258
5.38%, 12/01/31		43,172	44,768,065
5.95%, 12/01/54		19,554	19,366,288
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)		430	457,025
Cloud Software Group, Inc.
6.50%, 03/31/29(a)		465	471,086
9.00%, 09/30/29(a)		1,786	1,860,138

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Cloud Software Group, Inc.
8.25%, 06/30/32(a)	USD	769	$ 803,636
6.63%, 08/15/33(a)		100	99,106
Core Scientific, Inc., 0.00%, 06/15/31(a)(d)(p)		546	573,682
Fair Isaac Corp., 4.00%, 06/15/28(a)		326	321,518
Gen Digital, Inc.
6.75%, 09/30/27(a)		456	462,793
7.13%, 09/30/30(a)		12	12,392
6.25%, 04/01/33(a)		102	105,186
GoTo Group, Inc.
5.50%, 05/01/28(a)		925	777,000
5.50%, 05/01/28(a)		1,925	721,875
ION Platform Finance S.a.r.l.
6.50%, 09/30/30(f)	EUR	1,524	1,733,148
6.88%, 09/30/32(f)		2,147	2,413,488
ION Platform Finance U.S., Inc., 7.88%, 09/30/32(a)	USD	500	474,429
ION Platform Finance U.S., Inc./ION Platform Finance S.a.r.l.
9.50%, 05/30/29(a)		799	809,146
9.00%, 08/01/29(a)		125	123,068
IPD 3 BV
5.50%, 06/15/31(f)	EUR	2,354	2,798,136
Series NOV, 5.50%, 06/15/31(f)		100	118,251
McAfee Corp., 7.38%, 02/15/30(a)	USD	1,025	893,879
Microsoft Corp., 2.92%, 03/17/52		16,941	11,096,979
NCR Atleos Corp., 9.50%, 04/01/29(a)		1,740	1,888,554
NCR Voyix Corp.
5.00%, 10/01/28(a)		100	99,287
5.13%, 04/15/29(a)		273	271,079
Open Text Corp., 3.88%, 12/01/29(a)		151	143,304
Open Text Holdings, Inc.
4.13%, 02/15/30(a)		434	414,826
4.13%, 12/01/31(a)		233	217,366
Oracle Corp.
3.60%, 04/01/50		2,418	1,506,198
3.95%, 03/25/51		1,288	847,452
6.00%, 08/03/55		5,447	4,803,101
5.95%, 09/26/55		33,488	29,670,844
5.50%, 09/27/64		5,022	4,007,829
6.13%, 08/03/65		7,491	6,633,976
6.10%, 09/26/65		20,030	17,666,309
Rocket Software, Inc., 9.00%, 11/28/28(a)		180	185,608
TeamSystem SpA, 5.00%, 07/01/31(f)	EUR	808	958,308
UKG, Inc., 6.88%, 02/01/31(a)	USD	660	677,961
			179,723,574
Specialized REITs — 0.1%
Crown Castle, Inc., 5.60%, 06/01/29		926	960,866
Extra Space Storage LP
4.00%, 06/15/29		1,836	1,817,918
5.50%, 07/01/30		8,898	9,261,078
2.20%, 10/15/30		5,163	4,671,001
5.90%, 01/15/31		954	1,011,497
5.40%, 06/15/35		2,440	2,501,356
Iron Mountain, Inc.
5.00%, 07/15/28(a)		157	156,800
7.00%, 02/15/29(a)		387	397,531
4.88%, 09/15/29(a)		100	98,655
5.25%, 07/15/30(a)		991	979,014
4.50%, 02/15/31(a)		100	95,326
5.63%, 07/15/32(a)		200	196,854
4.75%, 01/15/34(f)	EUR	3,082	3,522,087
Security		Par (000)	Value
Specialized REITs (continued)
Millrose Properties, Inc.
6.38%, 08/01/30(a)	USD	100	$ 102,322
6.25%, 09/15/32(a)		381	384,423
SBA Communications Corp., 3.88%, 02/15/27		931	923,986
			27,080,714
Specialty Retail — 0.1%
Advance Auto Parts, Inc.
3.90%, 04/15/30		756	693,989
7.38%, 08/01/33(a)		200	200,794
Asbury Automotive Group, Inc.
4.75%, 03/01/30		179	176,457
5.00%, 02/15/32(a)		259	251,696
Bath & Body Works, Inc.
7.50%, 06/15/29		100	102,470
6.63%, 10/01/30(a)		217	221,860
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(f)	GBP	2,488	3,508,953
Gap, Inc. (The)
3.63%, 10/01/29(a)	USD	39	36,951
3.88%, 10/01/31(a)		115	106,295
Goldstory SAS, 6.75%, 02/01/30(f)	EUR	3,153	3,843,728
Group 1 Automotive, Inc.
4.00%, 08/15/28(a)	USD	100	98,022
6.38%, 01/15/30(a)		304	312,814
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)		584	617,693
Lithia Motors, Inc.
4.63%, 12/15/27(a)		112	111,830
5.50%, 10/01/30(a)		456	457,811
Murphy Oil U.S.A., Inc., 3.75%, 02/15/31(a)		261	244,965
PetSmart LLC/PetSmart Finance Corp., 10.00%, 09/15/33(a)		1,202	1,237,672
Sonic Automotive, Inc., 4.63%, 11/15/29(a)		103	101,099
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)		147	141,124
Wayfair LLC
7.25%, 10/31/29(a)		283	295,358
7.75%, 09/15/30(a)		152	161,950
6.75%, 11/15/32(a)		184	189,167
			13,112,698
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc., 2.65%, 02/08/51		7,821	4,834,725
EquipmentShare.com, Inc.
9.00%, 05/15/28(a)		388	403,202
8.63%, 05/15/32(a)		448	473,210
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29(a)		1,348	1,429,469
5.88%, 07/15/30(a)		3,400	3,504,944
9.63%, 12/01/32(a)		284	322,420
Xerox Corp.
10.25%, 10/15/30(a)		2,555	2,444,493
13.50%, 04/15/31(a)		2,132	1,736,248
			15,148,711
Textiles, Apparel & Luxury Goods — 0.0%
VF Corp.
4.25%, 03/07/29	EUR	1,780	2,098,894
2.95%, 04/23/30	USD	185	167,471
			2,266,365
Tobacco — 0.6%
Altria Group, Inc.
3.40%, 02/04/41		16,847	13,026,759
4.50%, 05/02/43		6,482	5,529,604

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
Altria Group, Inc.
3.88%, 09/16/46	USD	7,491	$ 5,629,898
4.45%, 05/06/50		1,835	1,470,846
BAT Capital Corp.
4.63%, 03/22/33		8,035	7,989,161
7.08%, 08/02/43		800	898,574
4.54%, 08/15/47		7,090	5,881,344
4.76%, 09/06/49		10,088	8,523,449
5.65%, 03/16/52		12,058	11,398,044
7.08%, 08/02/53		15,877	18,000,794
Reynolds American, Inc., 5.85%, 08/15/45		25,610	25,196,095
			103,544,568
Trading Companies & Distributors — 0.0%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc.
5.38%, 05/21/30(f)	EUR	2,428	2,942,972
7.00%, 05/21/30(a)	USD	493	514,550
FTAI Aviation Investors LLC
5.50%, 05/01/28(a)		31	31,027
7.88%, 12/01/30(a)		580	616,774
7.00%, 05/01/31(a)		184	193,768
7.00%, 06/15/32(a)		88	92,510
5.88%, 04/15/33(a)		100	101,618
Herc Holdings, Inc.
6.63%, 06/15/29(a)		289	300,011
7.00%, 06/15/30(a)		561	590,412
7.25%, 06/15/33(a)		120	127,246
Park River Holdings, Inc.
8.75%, 12/31/30(a)		603	593,201
8.00%, 03/15/31(a)		53	54,643
QXO Building Products, Inc., 6.75%, 04/30/32(a)		315	328,992
			6,487,724
Transportation Infrastructure — 0.1%
Heathrow Finance PLC, 6.63%, 03/01/31(f)	GBP	2,428	3,290,886
Progroup AG, 5.38%, 04/15/31(f)	EUR	2,833	3,403,278
Stena International SA, 7.25%, 01/15/31(a)	USD	400	407,763
TAV Havalimanlari Holding AS, 8.50%, 12/07/28(f)		5,028	5,241,690
			12,343,617
Water Utilities — 0.0%
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(f)	GBP	2,796	2,708,331
Wireless Telecommunication Services — 0.4%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(a)(d)(e)	USD	544	32,616
Digicel International Finance Ltd./Difl U.S. LLC
8.63%, 08/01/32(a)		200	207,626
8.63%, 08/01/32(f)		892	926,012
Fibercop SpA
4.75%, 06/30/30(f)	EUR	1,078	1,287,301
5.13%, 06/30/32(f)		268	320,098
6.00%, 09/30/34(a)	USD	343	324,939
7.72%, 06/04/38(a)		200	200,280
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(a)		200	209,626
Rogers Communications, Inc.
7.00%, 04/15/55		248	259,458
7.13%, 04/15/55		65	68,444
SoftBank Group Corp.
5.25%, 10/10/29(f)	EUR	2,348	2,801,281
6.88%, 01/10/31(f)	USD	200	200,249
7.00%, 07/08/31(f)		7,400	7,476,394
5.88%, 07/10/31(f)	EUR	997	1,197,259
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
SoftBank Group Corp.
5.75%, 07/08/32(f)	EUR	1,314	$ 1,565,586
6.38%, 07/10/33(f)		3,116	3,755,576
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/28(a)	USD	158	158,848
T-Mobile U.S.A., Inc.
3.88%, 04/15/30		13,386	13,163,457
2.70%, 03/15/32		8,659	7,784,647
5.13%, 05/15/32		1,464	1,506,561
5.20%, 01/15/33		2,975	3,070,633
5.80%, 09/15/62		15,406	15,163,574
Turkcell Iletisim Hizmetleri AS
7.65%, 01/24/32(a)		200	212,104
7.65%, 01/24/32(f)		858	909,926
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/27(f)		225	217,190
9.63%, 02/11/27(a)		1,174	1,133,009
Vmed O2 UK Financing I PLC
4.75%, 07/15/31(a)		730	673,946
5.63%, 04/15/32(f)	EUR	4,279	5,056,000
6.75%, 01/15/33(a)	USD	200	198,207
			70,080,847
Total Corporate Bonds — 30.9% (Cost: $5,634,535,748)			5,682,427,885
Fixed Rate Loan Interests
Banks — 0.0%
Atos SE, New Money Term Loan, 9.00%, 12/17/30(e)	EUR	1,800	2,160,840
Financial Services — 0.2%
Aspen Owner LLC, Term Loan (First Lien), 7.27%, 02/09/27(e)	USD	29,088	29,296,606
Total Fixed Rate Loan Interests — 0.2% (Cost: $31,315,550)			31,457,446
Floating Rate Loan Interests(b)
Banks — 0.1%
Clarios Global LP, Amendment No. 6 Euro Term Loan (First Lien), (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.16%, 01/28/32(e)	EUR	1,000	1,185,883
Median BV, Term Loan, (3-mo. SONIA at 0.20% Floor + 5.93%), 9.77%, 10/14/27(e)	GBP	1,000	1,313,294
Mehilainen Yhtiot Oy, Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.52%, 08/05/31(e)	EUR	1,000	1,186,846
Nobian Finance BV, 2025 Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.53%, 07/01/30(e)		1,000	1,121,435
Ohio Power Partners LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.47%, 11/12/32(e)	USD	1,335	1,331,318
Rainbow UK Holdco Ltd., Term Loan, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 5.56%, 02/23/29(e)	EUR	1,000	1,186,823

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Techem Verwaltungsgesellschaft 675 Mbh, Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.26%, 07/15/32(e)	EUR	1,000	$ 1,183,003
Tk Elevator Midco GmbH, Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.10%, 04/30/30(e)		1,000	1,184,343
			9,692,945
Chemicals — 0.0%
Montage Hotels & Resorts LLC
Revolver, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 9.69%, 02/16/29(e)	USD	1,349	1,301,626
Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 9.69%, 02/16/29(e)		6,696	6,461,465
Robertshaw U.S. Holding Corp., Fifth-Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 8.00%), 11.79%, 02/28/27(e)(h)(o)		1,795	17,950
			7,781,041
Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC (aka USAGM Holdco, LLC), Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.97%, 08/20/32		3,635	3,651,454
Alorica, Inc., Term Loan B (First Lien), (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 10.59%, 12/21/27(e)		4,804	4,774,544
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1-mo. CME Term SOFR at 0.50% Floor + 5.25%), 9.07%, 12/21/28(e)		3,059	2,997,648
Interface Security Systems LLC, Initial Term Loan, (1-mo. CME Term SOFR at 1.75% Floor + 7.00%), 10.82%, 08/07/28(e)(h)(o)		9,150	3,111,126
			14,534,772
Construction Materials — 0.1%
Cirkul, Inc., Term Loan, (3-mo. CME Term SOFR at 4.00% Floor + 11.00%), (3.50% Cash and 7.50% PIK), 11.59%, 04/23/28(e)		4,191	3,259,478
Flexsys Cayman Holdings LP, Second Out Refinancing Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.25%), 9.08%, 08/01/29(e)		1,962	107,927
Goodarz Holding Co. S.a.r.l, Term Loan, (1-mo. EURIBOR at 0.00% Floor + 5.50%), 7.40%, 11/20/28(e)	EUR	7,499	8,807,836
Houston Center
Term Loan A, 5.75%, 05/09/30(e)	USD	5,515	5,177,500
Term Loan B, 5.75%, 05/09/30(e)		7,132	1
			17,352,742
Diversified Telecommunication Services — 0.0%
Avaya, Inc., Initial Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.22%, 08/01/28		11	9,537
Connect Finco S.a.r.l., Amendment No. 4 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.22%, 09/27/29		2,397	2,390,239
			2,399,776
Electronic Equipment, Instruments & Components — 0.0%
Verifone Systems, Inc., 2025-1 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.35%, 08/18/28		1,155	1,091,475
Security		Par (000)	Value
Financial Services — 0.2%
CTP-02 Propco LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 6.93%, 12/06/27(e)	USD	9,874	$ 9,869,185
Garfunkelux Holdco 3 SA, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 4.75%, 12/31/30(e)	EUR	6,275	7,145,774
HP LQ Investment LP, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 2.82%), 6.57%, 01/09/26	USD	1,551	1,551,405
Macerich Crabtree LP, Initial Advance, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.17%, 08/06/29(e)		9,300	9,304,685
			27,871,049
Gas Utilities — 0.0%
CPV Fairview LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 0.00%), 6.17%, 08/14/31		1,625	1,630,590
Health Care Providers & Services — 0.1%
ECL Entertainment LLC, Term B Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.72%, 08/30/30		5,661	5,639,734
ITG Communications LLC, Initial Term Loan, (6- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.95%, 07/09/31(e)		4,924	4,751,660
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3-mo. CME Term SOFR at 0.50% Floor + 7.00%), 10.94%, 11/01/29(e)		1,587	322,161
Peninsula Pacific Entertainment LLC
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.38%), 2.38%, 03/31/26(e)		816	817,979
Term B Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.42%, 10/01/32(e)		3,481	3,490,043
RunItOneTime LLC
Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 1.00%), 4.72%, 04/16/26(e)		1,550	1,514,951
Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 1.00%), 4.72%, 04/16/26(e)		75	73,189
Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 1.00%), 16.22%, 04/16/26(e)		947	947,133
Stakeholder Midstream LLC, Initial Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31(e)		4,720	4,734,944
West Deptford Energy Holdings LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.72%, 07/24/32(e)		1,950	1,933,545
			24,225,339
Hotels, Restaurants & Leisure — 0.3%
Bally’s Corp., Term B Facility Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.37%, 10/02/28		8,952	8,816,983
Hilton Garden Inn Waikiki, Term Loan (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 3.30%), 7.17%, 05/31/29(e)		13,200	13,164,702
HRNI Holdings LLC, Term B Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.25%), 8.09%, 12/11/28		7,305	7,048,993
Long Point Development, LLC, Refinancing Debt, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.05%, 01/01/28(e)		7,500	7,500,000

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Maverick Gaming LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 9.50%), 15.25%, 06/05/28(e)(h)(o)	USD	2,706	$ 1,488,212
Sodalite Tahoe Hotel LLC, Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.90%), 6.69%, 10/25/26(e)		8,244	8,095,657
			46,114,547
Independent Power and Renewable Electricity Producers — 0.0%
Hunterstown Generation LLC, Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.67%, 11/06/31(e)		1,356	1,355,603
IT Services — 0.2%
CoreWeave Compute Acquisition Co. II LLC, Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.62%, 07/31/28(e)		10,945	10,808,311
CoreWeave Compute Acquisition Co. IV LLC
Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 7.90%, 09/29/30(e)		7,715	7,367,951
Delayed Draw Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.50%), 9.91%, 05/16/29(e)		12,955	12,857,503
			31,033,765
Leisure Products — 0.0%
J & J Ventures Gaming LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.22%, 04/26/30		1,856	1,840,533
Life Sciences Tools & Services — 0.1%
Project Midnights, Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.15%), 5.20%, 08/22/26(e)	EUR	9,913	11,633,630
Machinery — 0.0%
Hydrofarm Holdings Group, Inc., Term Loan, (3- mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.60%, 10/25/28(e)	USD	2,094	1,716,967
Media — 0.0%
CSC Holdings LLC, September 2019 Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.50%), 8.25%, 04/15/27		1,066	929,582
DirecTV Financing LLC
2025 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.34%, 02/17/31(e)		3,827	3,816,251
Closing Date Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.10%, 08/02/27(e)		90	90,203
			4,836,036
Oil, Gas & Consumable Fuels — 0.0%
CVR CHC LP, Initial Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 7.67%, 12/30/27(e)		1,858	1,859,874
Passenger Airlines — 0.0%
Usavflow II Ltd., Term Loan B (First Lien), (1-mo. CME Term SOFR at 0.00% Floor + 6.50%), 10.27%, 09/10/29(e)		1,912	1,924,549
Security		Par (000)	Value
Personal Care Products — 0.0%
AI Mansart (Luxembourg) Bidco S.C.S.
Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.12%, 09/01/28(e)	USD	718	$ 714,305
Term Loan A (First Lien), (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.12%, 09/01/28(e)		1,088	1,082,463
			1,796,768
Professional Services — 0.0%
Vaco Holdings LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 8.82%, 01/22/29		1,603	1,301,968
Semiconductors & Semiconductor Equipment — 0.0%
Altar Bidco, Inc., Initial Term Loan (Second Lien), (6-mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.28%, 02/01/30		618	580,778
Software — 0.1%
ConnectWise LLC, Initial Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.43%, 09/29/28		2,682	2,630,490
EIS Group Ltd.
Closing Date Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.72%, 07/08/28(e)		12,826	12,297,168
Revolving Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 10.72%, 07/10/28(e)		1,283	1,229,717
Finastra U.S.A., Inc., Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 6.60%, 09/15/32(e)	EUR	1,000	1,151,696
GoTo Group, Inc.
Exchange First Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.79%, 04/28/28(e)	USD	725	641,639
Second Out Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.79%, 04/28/28(e)		723	278,930
			18,229,640
Technology Hardware, Storage & Peripherals — 0.0%
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3-mo. CME Term SOFR at 0.75% Floor + 7.75%), 11.85%, 04/27/29(e)		4,728	861,914
Initial Term Loan (First Lien), (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 8.85%, 04/27/28		4,319	1,747,187
Xerox Corp., Initial Term Loan (First Lien), (6-mo. CME Term SOFR at 0.50% Floor + 4.00%), 7.73%, 11/19/29(e)		1,591	1,356,575
			3,965,676
Trading Companies & Distributors — 0.0%
Albion Financing 3 S.a r.l. (Albion Financing LLC), 2025-A Refinancing Euro Term Loan, (3-mo. EURIBOR at 0.50% Floor + 3.00%), 5.01%, 05/21/31(e)	EUR	1,000	1,188,174

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Transportation Infrastructure — 0.1%
One Frio Holdco BV
Term Loan, (1-day SONIA at 0.00% Floor + 0.00%), 6.87%, 08/15/30(e)	GBP	3,416	$ 4,600,740
Term Loan, (3-mo. EURIBOR at 0.00% Floor + 0.00%), 5.17%, 08/15/30(e)	EUR	11,247	13,206,215
			17,806,955
Total Floating Rate Loan Interests — 1.4% (Cost: $278,600,071)			253,765,192
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%, 01/17/31(a)	USD	852	907,644
Colombia — 0.0%
Ecopetrol SA, 7.75%, 02/01/32		5,075	5,199,642
Hungary — 0.0%
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(f)	EUR	100	125,803
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(f)	USD	200	199,688
Malaysia — 0.0%
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(f)		895	908,210
Mexico — 0.1%
Petroleos Mexicanos
8.75%, 06/02/29		264	282,627
6.84%, 01/23/30		2,883	2,928,840
5.95%, 01/28/31		3,859	3,735,126
6.70%, 02/16/32		297	296,148
10.00%, 02/07/33		258	298,240
6.38%, 01/23/45		2,229	1,789,709
			9,330,690
Morocco — 0.0%
OCP SA
6.75%, 05/02/34(a)		1,283	1,383,651
7.50%, 05/02/54(a)		200	220,996
			1,604,647
Ukraine — 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC
7.13%, 07/19/26(f)(m)	EUR	1,247	1,216,222
7.63%, 11/08/28(a)(m)	USD	783	599,044
			1,815,266
Total Foreign Agency Obligations — 0.1% (Cost: $19,288,084)			20,091,590
Foreign Government Obligations
Argentina — 0.0%
Republic of Argentina
1.00%, 07/09/29		138	122,671
0.75%, 07/09/30(c)		33	28,516
4.13%, 07/09/35(c)		1,165	866,760
3.50%, 07/09/41(c)		1,109	767,428
			1,785,375
Barbados — 0.0%
Barbados Government International Bond, 8.00%, 06/26/35(a)		975	1,027,709
Security		Par (000)	Value
Benin — 0.0%
Republic of Benin
4.95%, 01/22/35(f)	EUR	436	$ 474,117
7.96%, 02/13/38(a)	USD	200	207,812
			681,929
Brazil — 0.2%
Federative Republic of Brazil
0.00%, 04/01/26(d)	BRL	66	11,622,792
0.00%, 07/01/26(d)		15	2,616,321
10.00%, 01/01/27		49	8,630,690
6.00%, 08/15/30		52	8,964,873
6.63%, 03/15/35	USD	200	206,200
			32,040,876
Cameroon — 0.0%
Republic of Cameroon, 9.50%, 07/31/31(f)		822	819,945
Chile — 0.0%
Republic of Chile, 4.34%, 03/07/42		200	178,600
China — 0.0%
China Government Bond
2.11%, 08/25/34	CNY	17,820	2,606,557
1.92%, 07/15/45		10,630	1,426,214
			4,032,771
Colombia — 0.1%
Republic of Colombia
5.75%, 11/03/27	COP	39,044,100	9,337,600
7.75%, 09/18/30		44,816,100	9,717,014
8.00%, 04/20/33	USD	200	215,000
			19,269,614
Costa Rica — 0.0%
Republic of Costa Rica
6.55%, 04/03/34(f)		200	217,710
7.16%, 03/12/45(f)		809	896,477
7.30%, 11/13/54(f)		739	828,050
			1,942,237
Côte d’Ivoire — 0.0%
Republic of Cote d’Ivoire
5.88%, 10/17/31(f)	EUR	100	118,401
8.08%, 04/01/36(a)	USD	200	216,013
			334,414
Czechia — 0.1%
Czech Republic
2.75%, 07/23/29	CZK	88,510	4,142,445
4.50%, 11/11/32		74,130	3,642,286
4.20%, 12/04/36(f)		27,600	1,295,642
			9,080,373
Dominican Republic — 0.0%
Dominican Republic
4.50%, 01/30/30(a)	USD	150	146,714
7.05%, 02/03/31(a)		150	161,091
10.75%, 06/01/36(a)	DOP	78,800	1,357,554
10.50%, 03/15/37(a)		110,150	1,871,380
			3,536,739
Ecuador — 0.0%
Republic of Ecuador
6.90%, 07/31/35(c)(f)	USD	566	498,646
5.00%, 07/31/40(c)(f)		1,113	864,488
			1,363,134

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Egypt — 0.0%
Arab Republic of Egypt
5.80%, 09/30/27(f)	USD	217	$ 219,441
24.46%, 10/01/27	EGP	94,211	2,002,138
24.44%, 08/05/28		25,744	555,817
23.38%, 08/26/28		71,546	1,513,310
7.60%, 03/01/29(f)	USD	431	458,563
7.63%, 05/29/32(f)		200	212,452
9.45%, 02/04/33(a)		200	228,886
7.50%, 02/16/61(a)		1,483	1,292,879
			6,483,486
Ghana — 0.0%
Republic of Ghana
5.00%, 07/03/35(a)(c)		868	792,249
5.00%, 07/03/35(c)(f)		537	490,136
			1,282,385
Guatemala — 0.0%
Republic of Guatemala
4.88%, 02/13/28(f)		617	618,351
7.05%, 10/04/32(a)		200	219,300
			837,651
Hungary — 0.0%
Hungarian People’s Republic
5.25%, 06/16/29(a)		200	203,775
4.00%, 07/25/29(f)	EUR	652	784,225
7.00%, 10/24/35	HUF	805,700	2,496,013
			3,484,013
Indonesia — 0.2%
Republic of Indonesia
7.00%, 05/15/27	IDR	76,420,000	4,707,609
2.85%, 02/14/30	USD	17,370	16,432,020
6.38%, 04/15/32	IDR	38,370,000	2,355,814
8.25%, 06/15/32		5,242,000	352,841
7.00%, 02/15/33		76,037,000	4,813,017
6.63%, 05/15/33		27,625,000	1,708,329
6.75%, 07/15/35		14,587,000	918,137
7.13%, 06/15/38		47,213,000	3,024,314
3.05%, 03/12/51	USD	11,595	7,757,751
			42,069,832
Japan — 0.4%
Japanese Government Bonds (30 Year)
1.40%, 09/20/52	JPY	707,000	2,948,872
2.30%, 12/20/54		7,782,100	39,893,199
2.40%, 03/20/55		4,241,400	22,239,460
3.20%, 09/20/55		817,400	5,061,159
			70,142,690
Kazakhstan — 0.0%
Republic of Kazakhstan, 18.40%, 10/16/28(f)	KZT	233,500	477,511
Kenya — 0.0%
Republic of Kenya
9.75%, 02/16/31(a)	USD	200	218,500
8.80%, 10/09/38(a)		535	540,881
			759,381
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond, 7.75%, 06/03/30(a)		200	205,750
Latvia — 0.0%
Republic of Latvia, 5.13%, 07/30/34(a)		200	204,668
Security		Par (000)	Value
Lebanon — 0.0%
Lebanese Republic
6.85%, 03/23/27(f)(h)(o)	USD	678	$ 155,940
6.65%, 11/03/28(f)(h)(o)		1,713	393,990
			549,930
Malaysia — 0.1%
Malaysia Government Bond
4.05%, 04/18/39	MYR	23,900	6,058,986
3.76%, 05/22/40		2,300	562,550
			6,621,536
Mexico — 0.5%
Eagle Funding Luxco S.a.r.l., 5.50%, 08/17/30(a)	USD	5,138	5,225,346
United Mexican States
7.00%, 09/03/26	MXN	1,769	9,812,505
8.50%, 03/01/29		1,019	5,714,964
8.50%, 05/31/29		23	129,402
2.66%, 05/24/31	USD	30,379	27,067,689
5.38%, 03/22/33		200	198,146
4.88%, 05/19/33		1,378	1,322,880
7.50%, 05/26/33	MXN	22,183	11,277,852
3.50%, 02/12/34	USD	917	793,205
6.35%, 02/09/35		504	527,300
5.63%, 09/22/35		200	197,550
8.00%, 02/21/36	MXN	394	2,025,722
6.88%, 05/13/37	USD	920	982,100
4.50%, 01/31/50		25,868	19,569,142
7.38%, 05/13/55		1,933	2,079,908
			86,923,711
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27(f)		200	192,000
4.75%, 04/02/35(a)	EUR	100	119,827
			311,827
Mozambique — 0.0%
Republic of Mozambique, 9.00%, 09/15/31(a)(c)	USD	202	172,520
Nigeria — 0.0%
Republic of Nigeria
10.38%, 12/09/34(a)		200	236,989
8.63%, 01/13/36(a)		462	497,025
9.13%, 01/13/46(a)		467	501,441
			1,235,455
Oman — 0.0%
Sultanate of Oman, 6.75%, 01/17/48(f)		200	220,562
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(f)		905	925,711
Panama — 0.2%
Republic of Panama
3.88%, 03/17/28		17,669	17,350,958
7.50%, 03/01/31		200	221,700
4.50%, 04/01/56		10,739	8,043,511
			25,616,169
Paraguay — 0.0%
Republic of Paraguay, 2.74%, 01/29/33(f)		200	178,800
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31		100	92,550
1.86%, 12/01/32		100	82,625
6.85%, 08/12/35(f)	PEN	7,801	2,499,826

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Peru (continued)
Republic of Peru
6.85%, 08/12/35(a)	PEN	5,320	$ 1,704,791
7.60%, 08/12/39(a)		2,507	812,830
7.60%, 08/12/39(f)		2,517	816,072
3.55%, 03/10/51	USD	14,265	10,021,163
			16,029,857
Philippines — 0.4%
Republic of the Philippines
3.00%, 02/01/28		11,468	11,209,970
6.25%, 02/28/29	PHP	139,500	2,416,753
6.38%, 07/27/30		195,170	3,390,818
6.00%, 08/20/30		1,470,425	25,143,929
6.38%, 04/28/35		531,760	9,247,772
3.20%, 07/06/46	USD	15,450	11,085,375
			62,494,617
Poland — 0.1%
Republic of Poland
5.75%, 04/25/29	PLN	19,271	5,629,172
4.75%, 07/25/29		10,853	3,075,782
5.00%, 01/25/30		12,170	3,469,357
4.88%, 10/04/33	USD	34	34,474
5.00%, 10/25/34	PLN	12,412	3,444,244
5.00%, 10/25/35		23,207	6,385,238
2.00%, 08/25/36		5,691	1,439,849
5.50%, 04/04/53	USD	106	101,151
			23,579,267
Romania — 0.0%
Romania
5.25%, 11/25/27(a)		30	30,478
2.12%, 07/16/31(f)	EUR	161	165,971
5.25%, 05/30/32(f)		798	958,268
5.38%, 06/07/33(a)		194	230,269
6.25%, 09/10/34(a)		130	160,511
6.13%, 10/07/37(a)		194	229,199
6.75%, 07/11/39(a)		58	70,908
6.50%, 10/07/45(a)		249	290,693
			2,136,297
Serbia — 0.0%
Republic of Serbia, 6.00%, 06/12/34(a)	USD	200	206,500
South Africa — 0.2%
Republic of South Africa
8.00%, 01/31/30	ZAR	208,461	12,867,928
7.00%, 02/28/31		284,811	16,814,990
7.10%, 11/19/36(a)	USD	200	214,588
7.10%, 11/19/36(f)		1,760	1,888,374
8.50%, 01/31/37	ZAR	180,202	10,810,165
5.75%, 09/30/49	USD	200	168,750
7.25%, 12/11/55(a)		335	331,650
			43,096,445
Spain — 0.0%
Kingdom of Spain, 3.20%, 10/31/35(a)(f)	EUR	1,537	1,794,469
Sri Lanka — 0.0%
Republic of Sri Lanka
4.00%, 04/15/28(f)	USD	138	132,106
3.60%, 06/15/35(c)(f)		617	468,022
			600,128
Thailand — 0.1%
Thailand Government Bond
2.50%, 11/17/29	THB	365,620	12,132,015
Security		Par (000)	Value
Thailand (continued)
Thailand Government Bond
2.41%, 03/17/35	THB	112,196	$ 3,801,416
2.98%, 06/17/45		122,000	4,291,492
4.00%, 06/17/55		2,606	109,313
			20,334,236
Trinidad and Tobago — 0.0%
Republic of Trinidad and Tobago
6.40%, 06/26/34(a)	USD	200	201,400
6.40%, 06/26/34(f)		654	658,578
			859,978
Turkey — 0.0%
Republic of Türkiye
31.08%, 11/08/28	TRY	27,901	643,292
30.00%, 09/12/29		35,296	801,466
7.13%, 02/12/32	USD	200	211,800
26.20%, 10/05/33	TRY	40,080	901,922
			2,558,480
Ukraine — 0.0%
Ukraine Government
4.50%, 02/01/29(a)(c)	USD	811	606,222
4.50%, 02/01/29(c)(f)		696	520,260
0.00%, 02/01/30(a)(c)		32	18,880
0.00%, 02/01/35(a)(c)		102	57,630
4.50%, 02/01/35(a)(c)		178	105,910
0.00%, 02/01/36(c)(f)		938	527,625
4.50%, 02/01/36(a)(c)		119	69,615
4.50%, 02/01/36(c)(f)		765	447,525
			2,353,667
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27		3,949	3,974,340
9.75%, 07/20/33	UYU	23,415	673,507
8.00%, 10/29/35		75,859	2,001,507
5.10%, 06/18/50	USD	10,407	9,829,034
5.25%, 09/10/60		114	106,484
			16,584,872
Uzbekistan — 0.0%
Republic of Uzbekistan
5.38%, 05/29/27(a)	EUR	684	821,304
5.38%, 05/29/27(f)		780	936,575
7.85%, 10/12/28(a)	USD	200	213,996
			1,971,875
Venezuela — 0.0%
Republic of Venezuela, 11.95%, 08/05/31(f)(h)(o)		1,221	388,278
Total Foreign Government Obligations — 2.8% (Cost: $556,745,435)			519,786,270

	Shares
Investment Companies(q)
Fixed-Income Funds — 0.1%
iShares AAA CLO Active ETF	200,000	10,348,920
iShares iBoxx $ Investment Grade Corporate Bond ETF(l)	80,700	8,892,333
		19,241,253
Total Investment Companies — 0.1% (Cost: $19,294,939)		19,241,253

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds
California — 0.2%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	6,480	$ 7,399,190
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	4,323,612
State of California
GO, 7.55%, 04/01/39		4,000	4,854,310
GO, Refunding, 4.60%, 04/01/38		22,215	22,621,572
University of California, RB, Series AD, 4.86%, 05/15/2112		2,467	2,047,235
			41,245,919
Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,139	3,394,667
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		15,387	15,770,082
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series 2022-ELL, Class A2, 4.15%, 02/01/33		2,630	2,632,047
New Jersey — 0.1%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		4,596	5,508,502
New York — 0.1%
Metropolitan Transportation Authority
RB, 6.67%, 11/15/39		3,060	3,331,403
RB, Series E, 6.81%, 11/15/40		515	574,768
New York City Water & Sewer System
RB, 6.01%, 06/15/42		2,430	2,516,474
RB, 5.88%, 06/15/44		1,665	1,692,241
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40		1,470	1,481,734
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	2,961,912
RB, 4.93%, 10/01/51		1,400	1,303,841
RB, Series 181, 4.96%, 08/01/46		5,020	4,678,964
			18,541,337
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	4,469,591
Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	4,511,605
Port of Beaumont Navigation District, Refunding RB, Series B, 10.00%, 07/01/26(a)		7,045	7,072,445
State of Texas, GO, 5.52%, 04/01/39		5,357	5,489,455
			17,073,505
Total Municipal Bonds — 0.6% (Cost: $119,775,690)			108,635,650
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.3%
A&D Mortgage Trust
Series 2023-NQM5, Class A1, 7.05%, 11/25/68(a)(c)		7,246	7,330,163
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
A&D Mortgage Trust
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(a)	USD	1,979	$ 1,992,557
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(a)(b)		2,033	2,058,998
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(a)(c)		3,837	3,854,088
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 4.77%, 11/25/35(b)		3,155	2,191,160
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)		1	502
Series 2020-C, Class C, 0.00%, 09/27/60(a)		70	1,039
Series 2021-C, Class A, 6.12%, 01/25/61(a)(c)		6,097	6,097,191
Series 2021-C, Class B, 6.72%, 01/25/61(a)(c)		3,510	3,477,187
Series 2021-C, Class C, 0.00%, 01/25/61(a)		8,053	8,354,922
Series 2021-D, Class A, 5.00%, 03/25/60(a)(c)		12,848	12,844,495
Series 2021-D, Class B, 7.00%, 03/25/60(a)(b)		6,094	6,712,464
Series 2021-D, Class C, 0.00%, 03/25/60(a)(b)		8,300	10,272,704
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(b)		18,528	16,390,417
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(b)		4,422	3,425,642
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(b)		2,669	1,881,066
Series 2021-E, Class B3, 3.90%, 12/25/60(a)(b)		7,578	4,113,446
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(b)		1,744	1,260,137
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(b)		47	22,221
Series 2021-F, Class A, 4.88%, 06/25/61(a)(c)		34,307	34,290,478
Series 2021-F, Class B, 6.75%, 06/25/61(a)(c)		13,017	12,945,930
Series 2021-F, Class C, 0.00%, 06/25/61(a)		18,846	18,573,647
Series 2022-A, Class A1, 3.50%, 10/25/61(a)(c)		10,943	10,693,661
Series 2022-A, Class A2, 3.00%, 10/25/61(a)(b)		1,244	1,159,938
Series 2022-A, Class A3, 3.00%, 10/25/61(a)(b)		664	616,802
Series 2022-A, Class B, 3.00%, 10/25/61(a)		4,977	4,006,817
Series 2022-A, Class C, 3.00%, 10/25/61(a)		2,345	2,951,096
Series 2022-A, Class M1, 3.00%, 10/25/61(a)		726	671,321
Series 2022-A, Class M2, 3.00%, 10/25/61(a)		3,256	2,714,494
Series 2022-A, Class M3, 3.00%, 10/25/61(a)		208	171,415
Series 2022-B, Class A1, 3.50%, 03/27/62(a)(c)		15,956	15,483,358
Series 2022-B, Class A2, 3.00%, 03/27/62(a)(b)		937	872,084
Series 2022-B, Class A3, 3.00%, 03/27/62(a)(b)		804	745,245
Series 2022-B, Class B, 3.00%, 03/27/62(a)		4,464	3,616,818
Series 2022-B, Class C, 3.00%, 03/27/62(a)		4,562	3,631,221
Series 2022-B, Class M1, 3.00%, 03/27/62(a)		603	556,280
Series 2022-B, Class M2, 3.00%, 03/27/62(a)		2,991	2,658,860
Series 2023-A, Class A1, 3.50%, 07/25/62(a)(c)		20,278	19,441,829
Series 2023-A, Class A2, 3.00%, 07/25/62(a)(b)		1,258	1,152,539
Series 2023-A, Class A3, 2.50%, 07/25/62(a)(b)		713	634,938
Series 2023-A, Class B, 2.50%, 07/25/62(a)(b)		4,194	3,251,079
Series 2023-A, Class C, 2.50%, 07/25/62(a)(b)		3,458	2,826,214
Series 2023-A, Class M1, 2.50%, 07/25/62(a)(b)		2,160	1,901,506
Series 2023-C, Class A1, 3.50%, 05/25/63(a)(c)		20,204	19,629,540
Series 2023-C, Class A2, 3.00%, 05/25/63(a)(b)		1,567	1,430,594
Series 2023-C, Class A3, 2.50%, 05/25/63(a)(b)		836	741,214
Series 2023-C, Class C, 2.50%, 05/25/63(a)(b)		7,503	4,039,433
Series 2023-C, Class M1, 2.50%, 05/25/63(a)(b)		731	644,720
Series 2023-C, Class M2, 2.50%, 05/25/63(a)(b)		4,534	3,754,277
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12-mo. Federal Reserve Cumulative Average US + 0.94%), 4.97%, 10/25/46(b)		556	368,869

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-4, Class 1A12, (1-mo. CME Term SOFR + 0.32%), 4.06%, 10/25/46(b)	USD	1,486	$ 740,347
Series 2007-1, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.70%), 4.73%, 02/25/47(b)		605	206,140
Angel Oak Mortgage Trust
Series 2020-4, Class A3, 2.81%, 06/25/65(a)(b)		389	380,091
Series 2022-2, Class A1, 3.35%, 01/25/67(a)(b)		364	348,534
Series 2023-7, Class A1, 4.80%, 11/25/67(a)(c)		10,256	10,228,253
Series 2024-1, Class A1, 5.21%, 08/25/68(a)(c)		1,521	1,523,159
Series 2024-10, Class A1, 5.35%, 10/25/69(a)(c)		1,912	1,920,610
Series 2024-11, Class A1, 5.70%, 08/25/69(a)(c)		3,075	3,102,580
Series 2025-2, Class A1, 5.64%, 02/25/70(a)(c)		6,457	6,516,679
Series 2025-8, Class A1, 5.41%, 07/25/70(a)(c)		3,941	3,971,007
Angel Oak Mortgage Trust LLC, Series 2020-3, Class A3, 2.87%, 04/25/65(a)(b)		848	821,437
APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.97%, 07/31/57(a)(b)		7,852	2,925,930
Atlas Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.55%), 5.34%, 09/20/61(b)(f)	GBP	518	704,893
Series 2024-1, Class D, (1-day SONIA + 2.20%), 5.99%, 09/20/61(b)(f)		343	471,299
Banc of America Alternative Loan Trust, Series 2006-7, Class A4, 6.50%, 10/25/36(c)	USD	1,924	494,760
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%, 01/25/37		19	16,101
Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(b)		3,236	1,123,054
Series 2015-R3, Class 1A2, 2.63%, 03/27/36(a)(b)		978	838,206
Barclays Mortgage Loan Trust
Series 2021-NPL1, Class A, 5.00%, 11/25/51(a)(c)		10,101	10,100,197
Series 2021-NPL1, Class B, 7.63%, 11/25/51(a)(c)		3,274	3,276,763
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)		6,479	9,070,768
Series 2022-NQM1, Class A1, 4.55%, 07/25/52(a)(c)		4,441	4,418,450
Series 2022-RPL1, Class A, 4.25%, 02/25/28(a)(c)		8,764	8,745,427
Series 2022-RPL1, Class B, 4.25%, 02/25/28(a)(c)		2,105	2,099,974
Series 2022-RPL1, Class C, 0.00%, 02/25/28(a)		3,527	1,278,644
Series 2022-RPL1, Class SA, 0.00%, 02/25/28(a)		17	15,473
Series 2023-NQM3, Class A1, 6.90%, 10/25/63(a)(c)		26,974	27,277,437
Series 2023-NQM3, Class A2, 7.36%, 10/25/63(a)(c)		4,297	4,348,862
Series 2023-NQM3, Class A3, 7.69%, 10/25/63(a)(c)		2,594	2,627,254
Series 2023-NQM3, Class B1, 7.95%, 10/25/63(a)(b)		1,918	1,946,650
Series 2023-NQM3, Class B2, 7.95%, 10/25/63(a)(b)		1,613	1,623,612
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class B3, 7.95%, 10/25/63(a)(b)	USD	4,413	$ 4,312,054
Series 2023-NQM3, Class M1, 7.95%, 10/25/63(a)(b)		3,196	3,249,938
Series 2023-NQM3, Class SA, 0.00%, 10/25/63(a)(b)		1	560
Series 2024-NQM1, Class A1, 5.90%, 01/25/64(a)(c)		3,665	3,691,422
Series 2024-NQM1, Class A2, 6.11%, 01/25/64(a)(c)		2,499	2,514,399
Series 2024-NQM1, Class A3, 6.31%, 01/25/64(a)(c)		1,908	1,920,941
Series 2024-NQM1, Class B1, 8.09%, 01/25/64(a)(b)		1,442	1,466,413
Series 2024-NQM1, Class B2, 8.65%, 01/25/64(a)(b)		1,322	1,341,878
Series 2024-NQM1, Class B3, 8.65%, 01/25/64(a)(b)		2,836	2,794,490
Series 2024-NQM1, Class M1, 6.80%, 01/25/64(a)(b)		2,475	2,500,476
Series 2024-NQM1, Class SA, 0.00%, 01/25/64(a)(b)		6	3,831
Series 2024-NQM3, Class A1, 6.04%, 06/25/64(a)(c)		22,531	22,749,185
Series 2024-NQM3, Class A2, 6.30%, 06/25/64(a)(c)		1,776	1,793,897
Series 2024-NQM3, Class A3, 6.50%, 06/25/64(a)(c)		3,100	3,131,315
Series 2024-NQM3, Class B1, 7.50%, 06/25/64(a)(b)		1,983	2,016,541
Series 2024-NQM3, Class B2, 8.01%, 06/25/64(a)(b)		1,816	1,826,057
Series 2024-NQM3, Class B3, 8.01%, 06/25/64(a)(b)		4,970	4,820,531
Series 2024-NQM3, Class M1, 6.41%, 06/25/64(a)(b)		2,891	2,919,220
Series 2024-NQM3, Class SA, 0.00%, 06/25/64(a)(b)		4	3,575
Series 2024-NQM4, Class A1, 4.79%, 12/26/64(a)(c)		36,197	36,196,218
Series 2024-NQM4, Class A2, 5.10%, 12/26/64(a)(c)		3,405	3,402,318
Series 2024-NQM4, Class A3, 5.25%, 12/26/64(a)(c)		3,814	3,816,319
Series 2024-NQM4, Class B1, 6.96%, 12/26/64(a)(b)		1,760	1,772,046
Series 2024-NQM4, Class B2, 7.50%, 12/26/64(a)(b)		1,343	1,344,398
Series 2024-NQM4, Class B3, 7.50%, 12/26/64(a)(b)		3,073	2,964,261
Series 2024-NQM4, Class M1, 6.31%, 12/26/64(a)(b)		2,894	2,930,358
Series 2024-NQM4, Class SA, 0.00%, 12/26/64(a)(b)		6	5,018
Series 2025-NQM1, Class A1, 5.66%, 01/25/65(a)(c)		34,057	34,392,591
Series 2025-NQM1, Class A2, 5.87%, 01/25/65(a)(c)		3,107	3,141,543
Series 2025-NQM1, Class A3, 5.97%, 01/25/65(a)(c)		2,959	2,991,797

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2025-NQM1, Class B1, 6.94%, 01/25/65(a)(b)	USD	1,955	$ 1,971,536
Series 2025-NQM1, Class B2, 7.78%, 01/25/65(a)(b)		1,700	1,709,921
Series 2025-NQM1, Class B3, 7.78%, 01/25/65(a)(b)		3,768	3,666,564
Series 2025-NQM1, Class M1, 6.49%, 01/25/65(a)(b)		3,144	3,199,250
Series 2025-NQM1, Class SA, 0.00%, 01/25/65(a)(b)		6	6,184
Series 2025-NQM2, Class A1, 5.76%, 05/25/65(a)(c)		28,494	28,984,054
Series 2025-NQM2, Class A2, 5.94%, 05/25/65(a)(c)		2,256	2,294,941
Series 2025-NQM2, Class A3, 6.04%, 05/25/65(a)(c)		4,433	4,508,763
Series 2025-NQM2, Class B1, 7.68%, 05/25/65(a)(b)		1,485	1,527,830
Series 2025-NQM2, Class B2, 7.68%, 05/25/65(a)(b)		589	589,130
Series 2025-NQM2, Class B3, 7.68%, 05/25/65(a)(b)		109	98,538
Series 2025-NQM2, Class M1, 6.71%, 05/25/65(a)(b)		3,013	3,077,162
Series 2025-NQM2, Class SA, 0.00%, 05/25/65(a)(b)		1	638
Series 2025-NQM3, Class B1, 7.60%, 05/25/65(a)(b)		710	723,171
Series 2025-NQM4, Class PT2, 0.00%, 07/25/65(a)(b)		52,159	53,576,698
Series 2025-NQM5, Class PT2, 0.00%, 10/25/55(a)(b)		49,408	49,179,709
Series 2025-NQM7, Class PT2, 5.23%, 12/25/64(a)(b)		48,368	49,704,482
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1-mo. CME Term SOFR + 0.26%), 3.91%, 05/28/36(a)(b)		1,178	1,143,362
Bear Stearns ALT-A Trust
Series 2006-2, Class 22A1, 4.17%, 03/25/36(b)		2,980	1,888,122
Series 2007-1, Class 1A1, (1-mo. CME Term SOFR + 0.43%), 4.17%, 01/25/47(b)		694	605,621
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AC9, Class A5, 6.25%, 12/25/35(c)		136	134,609
Series 2006-AC2, Class 1A1, (1-mo. CME Term SOFR + 0.46%), 4.20%, 03/25/36(b)		3,058	769,200
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1-mo. CME Term SOFR + 0.39%), 4.13%, 08/25/36(b)		218	217,626
Series 2007-AR2, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.19%, 03/25/37(b)		171	157,701
Series 2007-AR3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.13%, 03/25/37(b)		297	283,048
Series 2007-AR4, Class 2A1, (1-mo. CME Term SOFR + 0.32%), 4.06%, 06/25/37(b)		276	262,200
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 0.00%, 12/25/35(a)(e)(q)		1	—
Bletchley Park Funding PLC
Series 2025-1, Class D, (1-day SONIA + 1.88%), 5.61%, 01/27/70(b)(f)	GBP	891	1,205,838
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Bletchley Park Funding PLC
Series 2025-1, Class E, (1-day SONIA + 3.38%), 7.11%, 01/27/70(b)(f)	GBP	1,222	$ 1,648,896
BRAVO Residential Funding Trust
Series 2023-NQM6, Class B1, 7.98%, 09/25/63(a)(b)	USD	662	669,358
Series 2024-NQM1, Class B1, 8.04%, 12/01/63(a)		353	358,827
Series 2024-NQM3, Class B1, 8.10%, 03/25/64(a)(b)		527	539,345
Series 2024-NQM6, Class B2, 8.01%, 08/01/64(a)(b)		250	254,595
Series 2025-NQM2, Class A1, 5.68%, 11/25/64(a)(c)		7,876	7,952,702
CAFL Issuer LLC, Series 2024-RTL1, Class A1, 6.75%, 11/28/31(a)(c)		1,281	1,298,267
Castell PLC
Series 2025-1, Class C, (1-day SONIA + 1.55%), 5.28%, 01/27/62(b)(f)	GBP	394	533,977
Series 2025-1, Class D, (1-day SONIA + 2.00%), 5.73%, 01/27/62(b)(f)		233	318,530
Series 2025-1, Class E, (1-day SONIA + 3.50%), 7.23%, 01/27/62(b)(f)		666	909,161
CFMT LLC
Series 2024-HB14, Class M2, 3.00%, 06/25/34(a)(b)	USD	274	264,409
Series 2024-HB14, Class M3, 3.00%, 06/25/34(a)(b)		675	647,146
Series 2024-HB15, Class M2, 4.00%, 08/25/34(a)(b)		265	258,953
Series 2024-R1, Class A1, 4.00%, 10/25/54(a)(c)		1,035	1,023,463
Series 2024-R1, Class A2, 4.00%, 10/25/54(a)(c)		176	171,291
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		18,856	7,340,435
Cheshire PLC, Series 2025-1, Class C, (1-day SONIA + 1.35%), 5.08%, 06/28/48(b)(f)	GBP	934	1,258,419
CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/67(a)(b)	USD	1,702	1,647,785
CIM Trust
Series 2023-I2, Class A2, 6.85%, 12/25/67(a)(c)		2,496	2,507,619
Series 2025-I1, Class A1, 5.66%, 10/25/69(a)(c)		7,635	7,723,191
Citadel PLC
Series 2024-1, Class B, (1-day SONIA + 1.45%), 5.18%, 04/28/60(b)(f)	GBP	483	656,027
Series 2024-1, Class C, (1-day SONIA + 1.75%), 5.48%, 04/28/60(b)(f)		506	686,888
Series 2024-1, Class D, (1-day SONIA + 2.45%), 6.18%, 04/28/60(b)(f)		553	756,685
Series 2024-1, Class E, (1-day SONIA + 3.75%), 7.48%, 04/28/60(b)(f)		539	737,279
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%, 05/25/37	USD	598	524,629
Series 2007-9, Class 1A1, 6.25%, 12/25/37		845	805,570
Series 2008-2, Class 1A1, 6.50%, 06/25/38		2,754	2,369,373
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A1, (1-mo. CME Term SOFR + 0.61%), 4.35%, 05/25/37(b)		1,622	1,510,356
CitiMortgage Alternative Loan Trust, Series 2007- A6, Class 1A11, 6.00%, 06/25/37		410	377,338

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust
Series 2021-5, Class A1, 1.73%, 11/26/66(a)(b)	USD	2,048	$ 1,863,216
Series 2021-HX1, Class B2, 3.86%, 10/25/66(a)(b)		1,000	786,587
Series 2022-1, Class B2, 4.10%, 12/27/66(a)(b)		316	271,005
Series 2022-3, Class B1, 4.21%, 02/25/67(a)(b)		1,000	884,333
Series 2022-3, Class B2, 4.21%, 02/25/67(a)(b)		1,300	1,095,981
Series 2024-6, Class A1, 5.39%, 11/25/69(a)(c)		2,695	2,710,041
Series 2025-11, Class A1, 5.05%, 11/25/70(a)(b)		6,480	6,495,855
Series 2025-11, Class B1, 6.90%, 11/25/70(a)(b)		617	618,575
Series 2025-12, Class B1, 6.86%, 01/26/71(a)(b)		807	802,706
Series 2025-7, Class A1, 5.47%, 06/25/70(a)(c)		4,061	4,101,580
Series 2025-8, Class A1, 5.48%, 08/25/70(a)(c)		2,240	2,259,867
Series 2025-8, Class B1, 7.10%, 08/25/70(a)(b)		699	706,980
Countrywide Alternative Loan Trust
Series 2005-11CB, Class 2A1, 5.50%, 06/25/35		83	66,326
Series 2005-11CB, Class 2A6, 5.50%, 06/25/25		453	362,020
Series 2005-22T1, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.20%, 06/25/35(b)		2,571	2,284,138
Series 2005-29CB, Class A6, 5.50%, 07/25/35		291	163,604
Series 2005-55CW, Class 2A3, (1-mo. CME Term SOFR + 0.46%), 4.42%, 11/25/35(b)		558	401,354
Series 2005-59, Class 1A1, (1-mo. CME Term SOFR + 0.77%), 4.51%, 11/20/35(b)		585	573,636
Series 2005-76, Class 2A1, (12-mo. Federal Reserve Cumulative Average US + 1.00%), 5.03%, 02/25/36(b)		378	349,471
Series 2005-J4, Class B1, (1-mo. CME Term SOFR + 2.14%), 5.87%, 07/25/35(b)		47	46,963
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,356	601,992
Series 2006-15CB, Class A1, 6.50%, 06/25/36		306	136,425
Series 2006-28CB, Class A14, 6.25%, 10/25/36		1,121	531,480
Series 2006-6CB, Class 2A10, 6.00%, 05/25/36		221	79,907
Series 2006-OA11, Class A4, (1-mo. CME Term SOFR + 0.49%), 4.23%, 09/25/46(b)		262	249,170
Series 2006-OA14, Class 1A1, (12-mo. Federal Reserve Cumulative Average US + 1.73%), 5.76%, 11/25/46(b)		1,701	1,435,104
Series 2006-OA16, Class A2, (1-mo. CME Term SOFR + 0.49%), 4.23%, 10/25/46(b)		1,918	1,817,711
Series 2006-OA16, Class A4C, (1-mo. CME Term SOFR + 0.79%), 4.53%, 10/25/46(b)		2,837	2,159,597
Series 2006-OA21, Class A1, (1-mo. CME Term SOFR + 0.30%), 4.04%, 03/20/47(b)		4,156	3,654,933
Series 2006-OA8, Class 1A1, (1-mo. CME Term SOFR + 0.49%), 4.23%, 07/25/46(b)		221	202,950
Series 2006-OC1, Class 1A1, (1-mo. CME Term SOFR + 0.57%), 4.31%, 03/25/36(b)		961	948,700
Series 2006-OC10, Class 2A3, (1-mo. CME Term SOFR + 0.57%), 4.31%, 11/25/36(b)		1,575	1,449,036
Series 2006-OC7, Class 2A3, (1-mo. CME Term SOFR + 0.61%), 4.35%, 07/25/46(b)		1,388	1,284,151
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,091	1,067,459
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		266	114,707
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2007-AL1, Class A1, (1-mo. CME Term SOFR + 0.61%), 4.35%, 06/25/37(b)	USD	3,891	$ 3,298,151
Series 2007-OA3, Class 1A1, (1-mo. CME Term SOFR + 0.39%), 4.13%, 04/25/47(b)		527	482,010
Series 2007-OA8, Class 2A1, (1-mo. CME Term SOFR + 0.47%), 4.21%, 06/25/47(b)		163	135,582
Series 2007-OH2, Class A2A, (1-mo. CME Term SOFR + 0.59%), 4.33%, 08/25/47(b)		179	166,833
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1-mo. CME Term SOFR + 0.65%), 4.39%, 02/25/35(b)		59	57,668
Series 2005-16, Class A28, 5.50%, 09/25/35		2,683	1,608,358
Series 2006-17, Class A6, 6.00%, 12/25/36		265	115,256
Series 2006-OA4, Class A1, (12-mo. Federal Reserve Cumulative Average US + 0.96%), 4.99%, 04/25/46(b)		1,205	325,617
Series 2006-OA5, Class 3A1, (1-mo. CME Term SOFR + 0.51%), 4.25%, 04/25/46(b)		329	302,908
Series 2007-1, Class A2, 6.00%, 03/25/37		405	174,165
Series 2007-15, Class 2A2, 6.50%, 09/25/37		7,345	2,578,428
Series 2007-9, Class A1, 5.75%, 07/25/37		1,274	566,027
Series 2007-9, Class A11, 5.75%, 07/25/37		696	309,322
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,101	3,064,804
Credit Suisse Mortgage Trust
Series 2006-4, Class 1A3, 6.00%, 05/25/36		956	490,594
Series 2006-4, Class 1A4, 6.00%, 05/25/36		723	370,854
Series 2014-9R, Class 9A1, (1-mo. CME Term SOFR + 0.23%), 4.31%, 08/27/36(a)(b)		495	414,082
Series 2015-6R, Class 5A2, (1-mo. CME Term SOFR + 0.29%), 3.35%, 03/27/36(a)(b)		1,376	1,092,264
Series 2021-NQM8, Class M1, 3.26%, 10/25/66(a)(b)		760	585,596
Series 2021-RPL9, Class A1, 3.87%, 02/25/61(a)(b)		8,404	8,372,290
Series 2022-NQM3, Class A1B, 4.27%, 03/25/67(a)(b)		3,821	3,796,702
Series 2022-NQM6, Class PT, 8.83%, 12/25/67(a)(b)		10,100	10,122,526
Cross Mortgage Trust
Series 2023-H2, Class A1A, 7.14%, 11/25/68(a)(c)		1,745	1,765,978
Series 2024-H7, Class A1, 5.59%, 11/25/69(a)(b)		4,027	4,057,569
Series 2025-H1, Class A1, 5.74%, 02/25/70(a)(b)		4,712	4,758,242
Series 2025-H2, Class A1, 5.36%, 03/25/70(a)(b)		1,742	1,751,515
Series 2025-H8, Class A1A, 5.00%, 11/25/70(a)(c)		4,770	4,780,388
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1- mo. CME Term SOFR + 1.46%), 5.20%, 11/25/35(b)		1,191	237,945
Deephaven Residential Mortgage Trust
Series 2022-2, Class M1, 4.31%, 03/25/67(a)(b)		1,629	1,452,697
Series 2022-3, Class B1, 5.28%, 07/25/67(a)(b)		1,716	1,563,963
Series 2022-3, Class M1, 5.28%, 07/25/67(a)(b)		3,171	3,097,311
Series 2024-1, Class A1, 5.74%, 07/25/69(a)(c)		1,978	1,993,129

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Deephaven Residential Mortgage Trust
Series 2025-INV1, Class A1, 5.09%, 11/25/60(a)(c)	USD	5,574	$ 5,585,082
Series 2025-INV1, Class B1, 6.68%, 11/25/60(a)(b)		773	773,310
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.19%, 08/25/47(b)		730	683,007
Deutsche Alt-B Securities Mortgage Loan Trust
Series 2006-AB3, Class A3, 6.51%, 07/25/36(b)		235	206,057
Series 2006-AB3, Class A8, 6.36%, 07/25/36(b)		150	131,402
Easy Street Mortgage Loan Trust, Series 2025- RTL2, Class A1, 5.61%, 10/25/40(a)(c)		2,081	2,102,360
Ellington Financial Mortgage Trust
Series 2022-4, Class B2, 5.89%, 09/25/67(a)(b)		2,288	2,265,019
Series 2024-NQM1, Class A1A, 5.71%, 11/25/69(a)(c)		3,561	3,590,878
Series 2025-INV1, Class A1, 5.63%, 03/25/70(a)(c)		5,242	5,293,024
Series 2025-INV3, Class A1, 5.44%, 07/25/70(a)(c)		5,875	5,926,050
Series 2025-NQM5, Class A1, 0.00%, 11/25/70(a)(b)		4,810	4,819,515
Series 2025-NQM6, Class A1A, 5.00%, 12/25/70(a)(c)		483	484,414
Exmoor Funding PLC
Series 2024-1, Class C, (1-day SONIA + 1.90%), 5.64%, 03/25/94(b)(f)	GBP	454	616,795
Series 2024-1, Class D, (1-day SONIA + 2.80%), 6.54%, 03/25/94(b)(f)		197	268,957
Series 2025-1, Class D, (1-day SONIA + 2.38%), 6.12%, 03/25/95(b)(f)		532	717,199
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1, 4.84%, 02/25/36(b)	USD	18	10,602
GAEA Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(a)(b)		1,699	1,663,814
GCAT Trust
Series 2021-NQM3, Class B1, 3.47%, 05/25/66(a)(b)		1,642	1,246,975
Series 2022-HX1, Class A1, 2.89%, 12/27/66(a)(b)		257	241,704
Series 2022-NQM1, Class B1, 3.92%, 02/25/67(a)(b)		564	429,979
Series 2022-NQM2, Class M1, 4.20%, 02/25/67(a)(b)		853	718,030
Series 2023-NQM4, Class A1, 4.25%, 05/25/67(a)(b)		5,563	5,313,297
GreenPoint Mortgage Funding Trust, Series 2006- AR2, Class 4A1, (12-mo. Federal Reserve Cumulative Average US + 2.00%), 6.03%, 03/25/36(b)		384	354,789
GS Mortgage Securities Trust, Series 2019-PJ2, Class B4, 4.36%, 11/25/49(a)(b)		1,344	1,229,792
GS Mortgage-Backed Securities Corp. Trust
Series 2025-NQM6, Class A1, 0.05%, 11/25/29(a)(c)		6,592	6,587,275
Series 2025-NQM6, Class B1, 6.60%, 11/25/29(a)(b)		750	746,977
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Trust
Series 2022-NQM1, Class A4, 4.00%, 05/25/62(a)(b)	USD	560	$ 524,005
Series 2023-CCM1, Class B1, 7.41%, 08/25/53(a)(b)		1,022	1,019,833
Series 2025-DSC2, Class A1, 5.04%, 01/25/66(a)(c)		1,886	1,889,305
Series 2025-NQM5, Class A1, 5.01%, 07/25/65(a)(c)		3,378	3,381,239
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		16	37,015
Series 2007-OA2, Class 2A1, 2.77%, 06/25/47(b)		763	437,447
HarborView Mortgage Loan Trust
Series 2005-1, Class 1A, (1-mo. CME Term SOFR + 0.75%), 4.49%, 03/19/35(b)		917	443,757
Series 2006-12, Class 1A1A, (1-mo. CME Term SOFR + 0.52%), 4.26%, 12/19/36(b)		4,959	4,037,016
Series 2007-3, Class 1A1A, (1-mo. CME Term SOFR + 0.51%), 4.25%, 05/19/37(b)		1,464	1,225,313
Series 2007-4, Class 2A2, (1-mo. CME Term SOFR + 0.61%), 4.10%, 07/19/37(b)		335	331,202
HOMES Trust
Series 2024-NQM2, Class A1, 5.72%, 10/25/69(a)(c)		3,949	3,982,728
Series 2025-AFC4, Class A1A, 5.15%, 11/25/60(a)(c)		3,237	3,243,108
Series 2025-NQM2, Class A1, 5.43%, 02/25/70(a)(c)		2,951	2,969,808
Series 2025-NQM5, Class A1, 5.03%, 09/25/70(a)(b)		5,390	5,395,816
Series 2025-NQM5, Class B1, 6.79%, 09/25/70(a)(b)		1,500	1,510,040
Impac CMB Trust
Series 2004-11, Class 1A2, (1-mo. CME Term SOFR + 0.63%), 4.37%, 03/25/35(b)		526	735,988
Series 2005-6, Class 1A1, (1-mo. CME Term SOFR + 0.61%), 4.35%, 10/25/35(b)		404	373,518
Series 2007-A, Class A, (1-mo. CME Term SOFR + 0.61%), 4.35%, 05/25/37(a)(b)		791	777,267
Impac Secured Assets Trust, Series 2006-3, Class A1, (1-mo. CME Term SOFR + 0.45%), 4.19%, 11/25/36(b)		1,606	1,483,692
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1-mo. CME Term SOFR + 0.35%), 4.09%, 07/25/36(b)		261	260,835
Series 2006-AR35, Class 2A1A, (1-mo. CME Term SOFR + 0.45%), 4.19%, 01/25/37(b)		515	469,230
Series 2006-AR41, Class A3, (1-mo. CME Term SOFR + 0.47%), 4.21%, 02/25/37(b)		352	343,296
Series 2007-AR19, Class 3A1, 3.83%, 09/25/37(b)		2,394	1,546,128
Series 2007-FLX5, Class 2A2, (1-mo. CME Term SOFR + 0.59%), 4.33%, 08/25/37(b)		465	433,214
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1-mo. CME Term SOFR + 0.53%), 4.27%, 03/25/37(b)		578	485,444
Series 2007-A2, Class 2A1, 4.75%, 05/25/37(b)		141	123,981
JPMorgan Mortgage Trust
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(b)		3,413	2,797,660
Series 2021-4, Class B4, 2.90%, 08/25/51(a)(b)		265	213,018

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-4, Class B5, 2.90%, 08/25/51(a)(b)	USD	199	$ 157,037
Series 2021-4, Class B6, 2.90%, 08/25/51(a)(b)		611	265,594
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(b)		7,960	6,584,666
Series 2021-INV5, Class B4, 3.18%, 12/25/51(a)(b)		1,197	1,000,050
Series 2021-INV5, Class B5, 3.18%, 12/25/51(a)(b)		419	342,735
Series 2021-INV5, Class B6, 3.07%, 12/25/51(a)(b)		1,436	765,844
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(b)		20,667	18,694,347
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(b)		10,539	7,257,746
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(b)		4,741	3,922,307
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(b)		3,042	2,639,675
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(b)		714	612,272
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(b)		993	842,746
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(b)		528	444,212
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(b)		217	180,277
Series 2021-INV7, Class B6, 3.06%, 02/25/52(a)(b)		710	371,770
Series 2024-VIS1, Class B2, 8.06%, 07/25/64(a)(b)		507	510,450
Series 2024-VIS2, Class B1, 7.71%, 11/25/64(a)(b)		2,216	2,251,423
Series 2025-NQM5, Class A1LC, 5.02%, 05/25/65(a)(c)		288	287,202
Jubilee Place 7 BV, Series 7, Class D, (3-mo. EURIBOR + 1.90%), 3.97%, 09/18/62(b)(f)	EUR	185	217,419
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75%, 04/25/61(a)(c)	USD	13,453	13,457,111
Lehman XS Trust
Series 2007-16N, Class AF2, (1-mo. CME Term SOFR + 2.01%), 5.75%, 09/25/47(b)		1,450	2,053,654
Series 2007-20N, Class A1, (1-mo. CME Term SOFR + 2.41%), 6.15%, 12/25/37(b)		350	354,353
MASTR Resecuritization Trust, Series 2008-3, Class A1, 3.96%, 08/25/37(a)(b)		598	179,806
MCM Trust
Series 2021-VFN1, Class Cert, 0.00%, 09/25/31(d)(e)		18,228	14,691,687
Series 2021-VFN1, Class Note, 2.50%, 09/25/31(e)		22,812	21,873,569
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.27%, 04/25/37(b)		850	685,854
Merrill Lynch Mortgage Investors Trust
Series 2006-A3, Class 6A1, 5.20%, 05/25/36(b)		492	464,106
Series 2006-AF2, Class AV1, (1-mo. CME Term SOFR + 0.43%), 4.17%, 09/25/37(b)		637	314,756
MFA Trust
Series 2020-NQM1, Class A3, 3.30%, 08/25/49(a)(b)		62	59,732
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
MFA Trust
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(b)	USD	3,310	$ 2,797,067
Series 2022-NQM1, Class B1, 4.27%, 12/25/66(a)(b)		1,000	880,497
Series 2022-NQM1, Class M1, 4.27%, 12/25/66(a)(b)		3,429	3,139,742
Series 2024-RTL1, Class A1, 7.09%, 02/25/29(a)(c)		5,663	5,684,545
Miltonia Mortgage Finance Srl, Series 1, Class B, (3-mo. EURIBOR + 1.30%), 3.37%, 04/28/62(b)(f)	EUR	1,776	2,090,875
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1-mo. CME Term SOFR + 0.27%), 4.39%, 12/26/46(a)(b)	USD	572	522,689
Morgan Stanley Residential Mortgage Loan Trust
Series 2014-1A, Class B3, 5.88%, 06/25/44(a)(b)		323	325,821
Series 2023-NQM1, Class B1, 7.36%, 09/25/68(a)(b)		1,402	1,414,497
Series 2025-DSC2, Class A1, 5.44%, 07/25/70(a)(b)		7,151	7,220,184
Series 2025-NQM1, Class A1, 5.74%, 11/25/69(a)(b)		7,259	7,334,259
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(a)(b)		1,220	1,236,872
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1-mo. CME Term SOFR + 0.45%), 4.33%, 04/16/36(a)(b)		1,142	1,122,571
Mortimer PLC
Series 2024-MIX, Class C, (1-day SONIA + 1.55%), 5.31%, 09/22/67(b)(f)	GBP	654	884,528
Series 2024-MIX, Class D, (1-day SONIA + 2.10%), 5.86%, 09/22/67(b)(f)		357	478,996
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 03/25/34(a)	USD	1,352	1,238,530
Series 2004-R1, Class A2, 7.50%, 03/25/34(a)		310	292,895
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(b)		537	529,319
Series 2020-RPL1, Class B3, 3.83%, 11/25/59(a)(b)		6,210	4,904,984
Series 2024-NQM3, Class B1, 7.15%, 11/25/64(a)(b)		781	796,659
Series 2025-NQM1, Class A1, 5.64%, 01/25/65(a)(c)		10,845	10,988,065
Series 2025-NQM1, Class M1, 6.47%, 01/25/65(a)(b)		679	697,063
Series 2025-NQM4, Class A1, 5.35%, 07/25/65(a)(b)		2,799	2,820,975
Series 2025-NQM4, Class B1, 7.02%, 07/25/65(a)(b)		790	789,019
Series 2025-NQM5, Class A1, 5.11%, 08/25/65(a)(b)		3,653	3,663,317
Series 2025-NQM6, Class A1, 5.09%, 10/25/65(a)(b)		7,540	7,563,097
Series 2025-NQM7, Class A1LC, 5.16%, 10/26/65(a)(c)		875	877,285
New York Mortgage Trust
Series 2024-INV1, Class A1, 5.38%, 06/25/69(a)(b)		1,088	1,094,592

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
New York Mortgage Trust
Series 2024-RR1, Class A, 7.38%, 05/25/64(a)(c)	USD	6,470	$ 6,432,775
NLT Trust, Series 2021-INV2, Class B1, 3.32%, 08/25/56(a)(b)		910	696,831
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/56(a)(b)		1,327	1,048,200
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(b)		211	210,591
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(c)		500	87,595
Series 2007-2, Class A4, (1-mo. CME Term SOFR + 0.95%), 4.69%, 06/25/37(b)		218	184,277
OBX Trust, Series 2025-NQM3, Class A1, 5.65%, 12/01/64(a)(c)		4,505	4,549,327
Pierpont BTL PLC
Series 2024-1, Class D, (1-day SONIA + 2.20%), 5.96%, 09/21/61(b)(f)	GBP	322	433,304
Series 2025-1, Class D, (1-day SONIA + 1.85%), 5.61%, 03/21/62(b)(f)		151	205,535
Preston Ridge Partners Mortgage Trust
Series 2025-NQM5, Class A1A, 5.18%, 10/25/70(a)(c)	USD	4,757	4,767,469
Series 2025-NQM6, Class A1, 4.99%, 12/25/70(a)(b)		727	726,527
Series 2025-NQM6, Class B1, 6.96%, 12/25/70(a)(b)		100	99,403
PRKCM Trust
Series 2021-AFC2, Class A1, 2.07%, 11/25/56(a)(b)		1,197	1,072,219
Series 2022-AFC1, Class A1A, 4.10%, 04/25/57(a)(b)		590	588,992
Series 2022-AFC2, Class A1, 5.34%, 08/25/57(a)(b)		4,139	4,135,031
Series 2023-AFC1, Class B1, 7.40%, 02/25/58(a)(b)		2,349	2,341,323
PRP Advisors LLC
Series 2022-NQM1, Class B1, 5.40%, 08/25/67(a)(b)		471	459,578
Series 2024-NQM1, Class B1, 7.40%, 12/25/68(a)(b)		1,346	1,358,196
Series 2025-NQM1, Class A1, 5.80%, 11/25/69(a)(c)		3,999	4,032,262
Series 2025-NQM1, Class M1A, 6.65%, 11/25/69(a)(b)		983	998,564
Series 2025-NQM3, Class A1, 5.61%, 05/25/70(a)(b)		5,850	5,890,921
Rain City Mortgage Trust, Series 2024-RTL1, Class A1, 6.53%, 09/25/29(a)(b)		1,198	1,211,777
RALI Trust
Series 2006-QA10, Class A2, (1-mo. CME Term SOFR + 0.47%), 4.21%, 12/25/36(b)		2,138	1,925,602
Series 2007-QH9, Class A1, 4.08%, 11/25/37(b)		427	356,201
Series 2007-QO2, Class A1, (1-mo. CME Term SOFR + 0.26%), 4.00%, 02/25/47(b)		221	66,266
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(a)(c)		1,672	1,683,598
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1-mo. CME Term SOFR + 0.45%), 4.19%, 06/25/35(a)(b)	USD	123	$ 119,382
Series 2005-R3, Class AF, (1-mo. CME Term SOFR + 0.51%), 4.25%, 09/25/35(a)(b)		44	36,788
Residential Mortgage Loan Trust
Series 2019-2, Class B2, 6.04%, 05/25/59(a)(b)		2,434	2,417,726
Series 2019-3, Class B2, 5.66%, 09/25/59(a)(b)		282	282,607
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(b)		7,854	7,560,666
RFMSI Series Trust
Series 2006-SA2, Class 2A1, 5.52%, 08/25/36(b)		4,017	2,654,963
Series 2006-SA4, Class 2A1, 5.43%, 11/25/36(b)		179	150,994
Series 2007-SA4, Class 3A1, 5.73%, 10/25/37(b)		256	153,956
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(b)		3,112	2,980,106
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(b)		2,335	2,096,239
Saluda Grade Alternative Mortgage Trust
Series 2024-RTL4, Class A1, 7.50%, 02/25/30(a)(c)		9,935	9,948,863
Series 2024-RTL5, Class A1, 7.76%, 04/25/30(a)(c)		5,768	5,809,292
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1, 5.14%, 11/25/65(a)(b)		3,970	3,980,660
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 3.46%, 05/25/57(b)		518	218,121
Seasoned Loans Structured Transaction Trust
Series 2020-2, Class M1, 4.75%, 09/25/60(a)(b)		6,708	6,669,447
Series 2020-3, Class M1, 4.75%, 04/26/60(a)(b)		246	244,393
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 4.35%, 07/20/37(b)		638	499,598
SG Residential Mortgage Trust
Series 2022-2, Class A1, 5.35%, 08/25/62(a)(c)		983	982,612
Series 2022-2, Class B1, 5.28%, 08/25/62(a)(b)		2,583	2,553,519
Series 2025-1, Class A1, 5.10%, 12/25/65(a)(b)		3,764	3,763,536
Spruce Hill Mortgage Loan Trust, Series 2022- SH1, Class A3, 4.10%, 07/25/57(a)(c)		811	781,716
Stratton Mortgage Funding PLC, Series 2024-3, Class C, (1-day SONIA + 1.50%), 5.24%, 06/25/49(b)(f)	GBP	492	663,477
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 4.06%, 04/25/36(b)	USD	484	247,472
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1-mo. CME Term SOFR + 0.49%), 4.23%, 06/25/36(b)		1,524	1,363,467
Series 2006-AR5, Class 2A1, (1-mo. CME Term SOFR + 0.53%), 4.27%, 05/25/46(b)		281	200,942
Thornburg Mortgage Securities Trust, Series 2006-3, Class A1, 3.80%, 06/25/46(b)		958	550,321
Together Asset-Backed Securitisation-1 PLC
Series 2025-CRE1, Class B, (1-day SONIA + 1.50%), 5.34%, 01/15/57(b)(f)	GBP	860	1,158,875
Series 2025-CRE1, Class C, (1-day SONIA + 1.80%), 5.64%, 01/15/57(b)(f)		511	698,466
Series 2025-CRE1, Class D, (1-day SONIA + 2.40%), 6.24%, 01/15/57(b)(f)		223	300,261

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Toorak Mortgage Corp.
Series 2021-INV1, Class B1, 3.29%, 07/25/56(a)(b)	USD	937	$ 766,399
Series 2021-INV2, Class B1, 4.10%, 11/25/56(a)(b)		3,051	2,555,814
Toorak Mortgage Trust, Series 2024-2, Class A1, 6.33%, 10/25/31(a)(c)		937	941,424
TVC DSCR Trust
Series 21-1, Class A, 2.38%, 02/01/51(a)(e)		12,803	12,099,853
Series 21-1, Class CERT, 0.00%, 02/01/51(e)		7,160	6,043,739
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/66(a)(b)		1,668	1,279,724
Series 2021-6, Class B1, 4.05%, 10/25/66(a)(b)		291	234,837
Series 2021-6, Class M1, 2.94%, 10/25/66(a)(b)		806	621,413
Series 2021-8, Class A1, 2.82%, 11/25/66(a)(b)		1,868	1,733,065
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(b)		1,354	1,079,366
Series 2022-3, Class B1, 4.05%, 02/25/67(a)(b)		3,879	3,067,863
Series 2023-2, Class B1, 7.42%, 03/25/68(a)(b)		2,041	2,042,290
Series 2023-3, Class B1, 7.71%, 03/25/68(a)(b)		543	544,355
Series 2024-7, Class B1, 6.50%, 09/25/69(a)(b)		870	876,658
Series 2025-12, Class A1LC, 5.11%, 12/25/70(a)(c)		747	749,002
Series 2025-5, Class A1, 5.43%, 06/25/70(a)(c)		4,135	4,167,990
Series 2025-6, Class A1, 5.42%, 07/25/70(a)(c)		9,671	9,752,303
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(b)		906	850,018
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(b)		1,100	1,076,657
Series 2022-1, Class B1, 5.92%, 08/25/57(a)(b)		2,429	2,418,758
Vista Point Securitization Trust
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(b)		429	417,590
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(b)		640	628,451
Series 2020-2, Class B2, 5.16%, 04/25/65(a)(b)		500	486,130
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(b)		1,480	1,414,627
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		731	592,846
Series 2006-4, Class 1A1, 6.00%, 04/25/36		1,508	1,429,965
Series 2006-4, Class 3A1, 7.00%, 05/25/36(c)		678	599,293
Series 2006-4, Class 3A5, 6.85%, 05/25/36(c)		263	232,371
Series 2006-AR10, Class A2A, (1-mo. CME Term SOFR + 0.45%), 4.19%, 12/25/36(b)		590	495,391
Series 2007-HY3, Class 4A1, 4.95%, 03/25/37(b)		23	20,908
Series 2007-OA1, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.72%), 4.75%, 12/25/46(b)		215	178,483
Series 2007-OA3, Class 5A, (12-mo. Federal Reserve Cumulative Average US + 1.25%), 5.28%, 04/25/47(b)		798	705,885
Series 2007-OA5, Class 1A, (12-mo. Federal Reserve Cumulative Average US + 0.75%), 4.78%, 06/25/47(b)		2,038	1,750,685
Series 2007-OA5, Class 2A, (12-mo. Federal Reserve Cumulative Average US + 0.80%), 4.83%, 06/25/47(b)		832	704,423
Series 2007-OC2, Class A3, (1-mo. CME Term SOFR + 0.73%), 4.47%, 06/25/37(b)		809	778,353
Western Alliance Bank
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 7.02%, 07/25/59(a)(b)		5,523	5,763,707
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 7.57%, 07/25/59(a)(b)		7,271	7,702,325
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Winchester PLC
Series 1, Class C, (1-day SONIA + 1.55%), 5.48%, 10/21/56(b)(f)	GBP	425	$ 575,411
Series 1, Class D, (1-day SONIA + 2.00%), 5.93%, 10/21/56(b)(f)		393	534,450
			1,349,247,743
Commercial Mortgage-Backed Securities — 7.1%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.14%, 08/10/35(a)(b)	USD	600	562,500
Series 2015-1211, Class D, 4.14%, 08/10/35(a)(b)		4,972	4,512,090
Series 2015-1211, Class E, 4.14%, 08/10/35(a)(b)		1,110	999,000
1301 Trust
Series 2025-1301, Class A, 5.06%, 08/11/42(a)(b)		1,955	1,979,103
Series 2025-1301, Class E, 7.24%, 08/11/42(a)(b)		1,346	1,356,532
Series 2025-1301, Class F, 8.10%, 08/11/42(a)(b)		16,834	17,227,867
1345 Trust
Series 2025-AOA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.35%, 06/15/42(a)(b)		2,695	2,703,384
Series 2025-AOA, Class E, (1-mo. CME Term SOFR + 4.50%), 8.25%, 06/15/42(a)(b)		4,620	4,655,295
245 Park Avenue Trust
Series 2017-245P, Class D, 3.66%, 06/05/37(a)(b)		480	463,746
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(b)		2,463	2,357,198
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 4.96%, 09/15/34(a)(b)		951	947,893
Series 2017-280P, Class B, (1-mo. CME Term SOFR + 1.38%), 5.16%, 09/15/34(a)(b)		997	991,056
Series 2017-280P, Class D, (1-mo. CME Term SOFR + 1.84%), 5.61%, 09/15/34(a)(b)		2,920	2,892,146
Series 2017-280P, Class E, (1-mo. CME Term SOFR + 2.42%), 6.20%, 09/15/34(a)(b)		7,007	6,923,609
3650R Commercial Mortgage Trust, Series 2022- PF2, Class A5, 5.29%, 11/15/55(b)		1,000	1,022,957
A10 Issuer LLC, Series 2025-FL6, Class A, (1- mo. CME Term SOFR + 1.47%), 5.52%, 05/15/42(a)(b)		4,881	4,871,867
ACRES LLC, Series 2025-FL3, Class A, (1-mo. CME Term SOFR + 1.62%), 5.35%, 08/18/40(a)(b)		6,139	6,147,124
Alen Mortgage Trust, Series 2021-ACEN, Class A, (1-mo. CME Term SOFR + 1.26%), 5.02%, 04/15/34(a)(b)		1,144	1,089,307
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	524,230
Series 2021-MF3, Class A5, 2.58%, 10/15/54(a)		679	613,047
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, (1-mo. CME Term SOFR + 1.93%), 5.66%, 01/20/41(a)(b)		1,120	1,123,343
Arbor Realty Commercial Real Estate Notes LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.35%), 5.09%, 01/20/43(a)(b)		5,428	5,417,031

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (SOFR (30-day) + 1.45%), 5.43%, 01/15/37(a)(b)	USD	118	$ 118,224
AREIT CRE Trust
Series 2022-CRE7, Class A, (1-mo. CME Term SOFR + 2.24%), 5.98%, 06/17/39(a)(b)		1,512	1,511,816
Series 2023-CRE8, Class A, (1-mo. CME Term SOFR + 2.11%), 5.85%, 08/17/41(a)(b)		1,253	1,253,154
Series 2024-CRE9, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 05/17/41(a)(b)		6,242	6,240,953
Series 2025-CRE10, Class A, (1-mo. CME Term SOFR + 1.39%), 5.35%, 12/17/29(a)(b)		1,830	1,828,015
Series 2025-CRE11, Class A, (1-mo. CME Term SOFR + 1.55%), 5.55%, 07/25/43(a)(b)		9,832	9,846,525
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 07/15/41(a)(b)		8,860	8,870,947
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 10/15/34(a)(b)		10,370	10,376,395
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1-mo. CME Term SOFR + 2.27%), 6.02%, 04/15/35(a)(b)		1,525	1,513,522
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1-mo. CME Term SOFR + 2.25%), 6.00%, 12/15/36(a)(b)		3,269	3,105,550
Series 2024-ATRM, Class A, 5.41%, 11/10/29(a)(b)		7,110	7,252,472
Series 2024-ATRM, Class E, 9.21%, 11/10/29(a)(b)		2,226	2,266,159
Series 2025-ATRM, Class A, (1-mo. CME Term SOFR + 1.65%), 5.40%, 08/15/42(a)(b)		2,614	2,616,717
Series 2025-ATRM, Class F, (1-mo. CME Term SOFR + 5.50%), 9.25%, 08/15/42(a)(b)		5,549	5,540,379
Series 2025-ATRM, Class G, (1-mo. CME Term SOFR + 6.75%), 10.50%, 08/15/42(a)(b)		1,042	1,040,420
BAHA Trust
Series 2024-MAR, Class A, 5.97%, 12/10/41(a)(b)		27,690	28,659,942
Series 2024-MAR, Class B, 6.84%, 12/10/41(a)(b)		1,001	1,047,602
Series 2024-MAR, Class C, 7.52%, 12/10/41(a)(b)		2,452	2,568,484
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2024-BHP, Class A, (1-mo. CME Term SOFR + 2.35%), 6.10%, 08/15/39(a)(b)		5,800	5,809,577
Series 2025-ASHF, Class A, (1-mo. CME Term SOFR + 1.85%), 5.60%, 02/15/42(a)(b)		10,950	10,949,985
Series 2025-ASHF, Class E, (1-mo. CME Term SOFR + 5.25%), 9.00%, 02/15/42(a)(b)		4,465	4,465,396
BANK, Series 2021-BN35, Class C, 2.90%, 06/15/64(b)		1,583	1,347,458
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1-mo. CME Term SOFR + 0.59%), 4.55%, 11/25/35(a)(b)		1,065	1,039,656
Series 2005-4A, Class A1, (1-mo. CME Term SOFR + 0.56%), 4.52%, 01/25/36(a)(b)		2,145	2,047,465
Series 2005-4A, Class A2, (1-mo. CME Term SOFR + 0.70%), 4.65%, 01/25/36(a)(b)		32	30,966
Series 2005-4A, Class M1, (1-mo. CME Term SOFR + 0.79%), 4.74%, 01/25/36(a)(b)		86	82,562
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2006-1A, Class A2, (1-mo. CME Term SOFR + 0.65%), 4.39%, 04/25/36(a)(b)	USD	109	$ 103,469
Series 2006-2A, Class A2, (1-mo. CME Term SOFR + 0.53%), 4.27%, 07/25/36(a)(b)		348	339,644
Series 2006-3A, Class A1, (1-mo. CME Term SOFR + 0.49%), 4.22%, 10/25/36(a)(b)		134	129,067
Series 2006-3A, Class A2, (1-mo. CME Term SOFR + 0.56%), 4.30%, 10/25/36(a)(b)		93	89,946
Series 2006-4A, Class A1, (1-mo. CME Term SOFR + 0.46%), 4.19%, 12/25/36(a)(b)		661	635,997
Series 2007-1, Class A2, (1-mo. CME Term SOFR + 0.52%), 4.25%, 03/25/37(a)(b)		500	478,722
Series 2007-5A, Class A4, (1-mo. CME Term SOFR + 2.36%), 6.10%, 10/25/37(a)(b)		2,681	1,570,276
Series 2007-6A, Class A4A, (1-mo. CME Term SOFR + 2.36%), 6.32%, 12/25/37(a)(b)		1,224	1,098,196
Series 2008-2, Class A4A, (1-mo. CME Term SOFR + 3.86%), 7.60%, 04/25/38(a)(b)		844	842,060
BBCMS Mortgage Trust
Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		745	735,020
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(b)		640	544,812
Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 4.67%, 03/15/37(a)(b)		3,309	3,132,284
Series 2018-TALL, Class B, (1-mo. CME Term SOFR + 1.17%), 4.92%, 03/15/37(a)(b)		1,166	1,050,374
Series 2023-5C23, Class D, 7.46%, 12/15/56(a)(b)		553	546,440
Series 2025-C35, Class A5, 5.59%, 07/15/58(b)		2,941	3,092,160
Series 2025-C35, Class AS, 5.84%, 07/15/58(b)		1,295	1,353,715
Series 2025-C35, Class D, 4.50%, 07/15/58(a)		1,430	1,183,316
Benchmark Mortgage Trust, Series 2020-B21, Class A5, 1.98%, 12/17/53		890	787,340
BFLD Trust
Series 2020-EYP, Class E, (1-mo. CME Term SOFR + 3.81%), 7.57%, 10/15/35(a)(b)		3,978	49,606
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 11/15/41(a)(b)		3,690	3,692,304
Series 2024-UNIV, Class E, (1-mo. CME Term SOFR + 3.64%), 7.39%, 11/15/41(a)(b)		2,290	2,293,639
Series 2024-VICT, Class A, (1-mo. CME Term SOFR + 1.89%), 5.64%, 07/15/41(a)(b)		4,170	4,188,071
Series 2025-5MW, Class F, 9.83%, 10/10/42(a)(b)		12,210	12,502,169
Series 2025-660F, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 11/15/42(a)(b)		8,849	8,873,880
Series 2025-660F, Class D, (1-mo. CME Term SOFR + 2.75%), 6.50%, 11/15/42(a)(b)		792	795,959
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.30%, 06/15/42(a)(b)		10,008	10,007,984
BHMS Commercial Mortgage Trust, Series 2025- ATLS, Class A, (1-mo. CME Term SOFR + 1.85%), 5.60%, 08/15/42(a)(b)		8,353	8,384,397
BMP, Series 2024-MF23, Class E, (1-mo. CME Term SOFR + 3.39%), 7.14%, 06/15/41(a)(b)		2,636	2,639,291
BOCA Commercial Mortgage Trust, Series 2025- BOCA, Class A, (1-mo. CME Term SOFR + 1.60%), 5.45%, 12/15/42(a)(b)		10,170	10,182,701

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BPR Commercial Mortgage Trust, Series 2024- PARK, Class B, 5.80%, 11/05/39(a)(b)	USD	1,500	$ 1,538,728
BPR Trust
Series 2022-SSP, Class A, (1-mo. CME Term SOFR + 3.00%), 6.75%, 05/15/39(a)(b)		1,270	1,269,999
Series 2023-STON, Class A, 7.50%, 12/05/39(a)		1,145	1,187,395
Series 2024-PARK, Class A, 5.22%, 11/05/39(a)(b)		1,880	1,916,123
Series 2024-PARK, Class D, 7.00%, 11/05/39(a)(b)		320	332,903
Series 2024-PMDW, Class A, 5.36%, 11/05/41(a)(b)		620	634,403
BRCK Trust
Series 2025-830B, Class A, 4.96%, 12/10/42(a)(b)		2,965	2,965,782
Series 2025-830B, Class E, 7.51%, 12/10/42(a)(b)		4,218	4,214,028
Series 2025-830B, Class F, 8.40%, 12/10/42(a)(b)		1,971	1,971,423
BRES Trust, Series 2025-ATCAP, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 11/15/42(a)(b)		4,696	4,717,448
BSPDF Issuer LLC, Series 2025-FL2, Class A, (1-mo. CME Term SOFR + 1.52%), 5.27%, 12/15/42(a)(b)		1,339	1,338,052
BSTN Commercial Mortgage Trust, Series 2025- 1C, Class A, 5.37%, 06/15/44(a)(b)		1,144	1,174,732
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)		1,854	1,755,520
Series 2013-1515, Class C, 3.45%, 03/10/33(a)		1,325	1,217,056
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,269,851
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	219,375
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(b)		599	508,377
Series 2025-1535, Class A, 6.31%, 05/05/42(a)(b)		891	921,613
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(b)		2,550	2,393,815
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(b)		3,862	3,659,755
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,397	4,084,437
Series 2022-CSMO, Class B, (1-mo. CME Term SOFR + 3.14%), 6.89%, 06/15/27(a)(b)		2,784	2,789,159
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 5.51%, 12/09/40(a)(b)		4,114	4,118,000
Series 2023-XL3, Class D, (1-mo. CME Term SOFR + 3.59%), 7.34%, 12/09/40(a)(b)		5,463	5,474,976
Series 2024-AIR2, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 10/15/41(a)(b)		5,909	5,915,895
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 08/15/41(a)(b)		11,351	11,372,535
Series 2024-AIRC, Class B, (1-mo. CME Term SOFR + 2.14%), 5.89%, 08/15/41(a)(b)		94	94,083
Series 2024-BRBK, Class A, (1-mo. CME Term SOFR + 2.88%), 6.61%, 10/15/41(a)(b)		8,630	8,672,737
Series 2024-BRBK, Class B, (1-mo. CME Term SOFR + 3.93%), 7.66%, 10/15/41(a)(b)		2,104	2,117,025
Series 2024-GPA3, Class B, (1-mo. CME Term SOFR + 1.64%), 5.39%, 12/15/39(a)(b)		1,404	1,406,893
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
Series 2024-KING, Class A, (1-mo. CME Term SOFR + 1.54%), 5.29%, 05/15/34(a)(b)	USD	4,333	$ 4,332,957
Series 2024-MDHS, Class A, (1-mo. CME Term SOFR + 1.64%), 5.39%, 05/15/41(a)(b)		12,627	12,646,856
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 02/15/39(a)(b)		1,688	1,689,577
Series 2024-MF, Class E, (1-mo. CME Term SOFR + 3.74%), 7.49%, 02/15/39(a)(b)		3,385	3,391,853
Series 2024-PURE, Class A, (CORRA + 1.90%), 4.16%, 11/15/41(a)(b)	CAD	1,288	940,892
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 02/15/39(a)(b)	USD	2,710	2,711,531
Series 2024-XL4, Class D, (1-mo. CME Term SOFR + 3.14%), 6.89%, 02/15/39(a)(b)		8,260	8,282,471
Series 2024-XL4, Class E, (1-mo. CME Term SOFR + 4.19%), 7.94%, 02/15/39(a)(b)		4,919	4,948,852
Series 2024-XL5, Class A, (1-mo. CME Term SOFR + 1.39%), 5.14%, 03/15/41(a)(b)		156	156,235
Series 2025-BCAT, Class A, (1-mo. CME Term SOFR + 1.38%), 5.13%, 08/15/42(a)(b)		3,938	3,942,497
Series 2025-BCAT, Class B, (1-mo. CME Term SOFR + 1.55%), 5.30%, 08/15/42(a)(b)		1,033	1,033,031
Series 2025-BCAT, Class C, (1-mo. CME Term SOFR + 1.90%), 5.65%, 08/15/42(a)(b)		394	394,347
Series 2025-BCAT, Class E, (1-mo. CME Term SOFR + 3.50%), 7.25%, 08/15/42(a)(b)		3,241	3,234,461
Series 2025-JDI, Class A, (1-mo. CME Term SOFR + 1.40%), 5.15%, 11/15/42(a)(b)		8,650	8,658,039
Series 2025-JDI, Class E, (1-mo. CME Term SOFR + 3.40%), 7.15%, 11/15/42(a)(b)		1,952	1,956,844
BX Trust
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(b)		4,000	3,810,169
Series 2021-LBA, Class AJV, (1-mo. CME Term SOFR + 0.91%), 4.67%, 02/15/36(a)(b)		4,964	4,957,895
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 4.67%, 02/15/36(a)(b)		964	963,214
Series 2021-LBA, Class FJV, (1-mo. CME Term SOFR + 2.51%), 6.27%, 02/15/36(a)(b)		6,390	6,386,139
Series 2021-LBA, Class FV, (1-mo. CME Term SOFR + 2.51%), 6.27%, 02/15/36(a)(b)		4,055	4,052,822
Series 2021-LBA, Class GJV, (1-mo. CME Term SOFR + 3.11%), 6.87%, 02/15/36(a)(b)		1,244	1,242,736
Series 2021-LBA, Class GV, (1-mo. CME Term SOFR + 3.11%), 6.87%, 02/15/36(a)(b)		4,206	4,201,152
Series 2021-VIEW, Class F, (1-mo. CME Term SOFR + 4.04%), 7.79%, 06/15/36(a)(b)		1,482	1,475,479
Series 2022-LBA6, Class D, (1-mo. CME Term SOFR + 2.00%), 5.75%, 01/15/39(a)(b)		2,890	2,887,322
Series 2022-VAMF, Class B, (1-mo. CME Term SOFR + 1.28%), 5.03%, 01/15/39(a)(b)		673	672,591
Series 2024-CNYN, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 04/15/41(a)(b)		4,210	4,213,912
Series 2024-CNYN, Class D, (1-mo. CME Term SOFR + 2.69%), 6.44%, 04/15/41(a)(b)		4,621	4,643,666
Series 2024-CNYN, Class E, (1-mo. CME Term SOFR + 3.69%), 7.44%, 04/15/41(a)(b)		2,643	2,639,456
Series 2024-PALM, Class A, (1-mo. CME Term SOFR + 1.54%), 5.29%, 06/15/37(a)(b)		13,906	13,914,545
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 5.84%, 03/15/41(a)(b)		3,750	3,750,000

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2024-PAT, Class C, (1-mo. CME Term SOFR + 4.44%), 8.19%, 03/15/41(a)(b)	USD	8,022	$ 8,050,738
Series 2024-PAT, Class D, (1-mo. CME Term SOFR + 5.39%), 9.14%, 03/15/41(a)(b)		3,845	3,869,492
Series 2024-VLT4, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 06/15/41(a)(b)		17,354	17,348,281
Series 2024-VLT4, Class E, (1-mo. CME Term SOFR + 2.89%), 6.64%, 06/15/41(a)(b)		3,100	3,092,300
Series 2024-VLT4, Class F, (1-mo. CME Term SOFR + 3.94%), 7.69%, 06/15/41(a)(b)		7,980	7,989,257
Series 2025-ARIA, Class A, 5.03%, 12/13/42(a)(b)		9,570	9,656,752
Series 2025-LIFE, Class A, 5.88%, 06/13/47(a)(b)		3,018	3,086,278
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 06/15/40(a)(b)		1,027	1,028,329
Series 2025-ROIC, Class E, (1-mo. CME Term SOFR + 2.94%), 6.69%, 03/15/30(a)(b)		10,713	10,659,821
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.15%, 06/15/35(a)(b)		1,136	1,136,000
Series 2025-TAIL, Class E, (1-mo. CME Term SOFR + 3.30%), 7.05%, 06/15/35(a)(b)		2,352	2,350,418
Series 2025-VLT6, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 03/15/42(a)(b)		4,516	4,510,840
Series 2025-VOLT, Class A, (1-mo. CME Term SOFR + 1.70%), 5.45%, 12/15/44(a)(b)		4,161	4,163,588
BXP Trust
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(b)		750	609,906
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(b)		1,450	1,143,379
Series 2017-GM, Class D, 3.43%, 06/13/39(a)(b)		590	571,683
Series 2017-GM, Class E, 3.43%, 06/13/39(a)(b)		1,240	1,188,330
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(b)		2,010	1,660,091
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-mo. CME Term SOFR + 1.89%), 5.67%, 07/15/41(a)(b)		4,289	4,294,299
Cassia SRL, Series 2022-1A, Class A, (3-mo. EURIBOR + 2.50%), 4.55%, 05/22/34(a)(b)	EUR	7,562	8,908,261
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50	USD	850	829,646
Series 2017-CD5, Class B, 3.96%, 08/15/50(b)		2,091	2,032,084
Series 2017-CD6, Class B, 3.91%, 11/13/50(b)		597	570,547
CENT Trust, Series 2025-CITY, Class A, 4.92%, 07/10/40(a)(b)		5,603	5,671,147
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(b)		2,643	2,551,587
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		8,574	8,338,743
CHI Commercial Mortgage Trust
Series 2025-110W, Class A, 5.10%, 12/13/40(a)(b)		5,140	5,148,311
Series 2025-110W, Class D, 6.63%, 12/13/40(a)(b)		2,616	2,625,312
CIP Commercial Mortgage Trust
Series 2025-SBAY, Class A, (1-mo. CME Term SOFR + 1.40%), 5.15%, 10/15/37(a)(b)		11,127	11,137,334
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CIP Commercial Mortgage Trust
Series 2025-SBAY, Class E, (1-mo. CME Term SOFR + 3.75%), 7.50%, 10/15/37(a)(b)	USD	6,330	$ 6,339,792
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 09/15/48(a)		124	119,655
Series 2020-420K, Class E, 3.31%, 11/10/42(a)(b)		1,540	1,338,774
COAST Commercial Mortgage Trust
Series 2023-2HTL, Class A, (1-mo. CME Term SOFR + 2.59%), 6.34%, 08/15/36(a)(b)		2,681	2,679,679
Series 2023-2HTL, Class D, (1-mo. CME Term SOFR + 4.44%), 8.19%, 08/15/36(a)(b)		4,620	4,614,231
Commercial Mortgage Trust
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(b)		147	110,464
Series 2024-CBM, Class A2, 5.87%, 12/10/41(a)(b)		830	844,869
Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 5.59%, 06/15/41(a)(b)		8,360	8,370,334
Series 2024-WCL1, Class B, (1-mo. CME Term SOFR + 2.59%), 6.34%, 06/15/41(a)(b)		2,829	2,832,487
Series 2025-167G, Class A, 5.50%, 08/10/40(a)		2,062	2,068,077
Series 2025-167G, Class E, 8.20%, 08/10/40(a)(b)		1,600	1,599,373
Series 2025-167G, Class F, 9.16%, 08/10/40(a)(b)		1,389	1,388,393
Series 2025-SBX, Class B, 5.55%, 08/10/41(a)(b)		953	956,757
CONE Trust
Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.39%, 08/15/41(a)(b)		3,280	3,274,887
Series 2024-DFW1, Class E, (1-mo. CME Term SOFR + 3.89%), 7.64%, 08/15/41(a)(b)		3,244	3,242,636
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.78%, 11/10/32(a)(b)		1,729	510,090
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	809,128
Series 2020-FACT, Class E, (1-mo. CME Term SOFR + 5.48%), 9.23%, 10/15/37(a)(b)		2,484	2,251,398
Series 2021-BHAR, Class A, (1-mo. CME Term SOFR + 1.26%), 5.02%, 11/15/38(a)(b)		641	636,604
Series 2021-BHAR, Class B, (1-mo. CME Term SOFR + 1.61%), 5.37%, 11/15/38(a)(b)		1,150	1,140,680
Series 2022-LION, Class A, (1-mo. CME Term SOFR + 3.44%), 7.19%, 02/15/27(a)(b)(e)		10,100	10,042,855
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		2,271	2,358,256
CSAIL Commercial Mortgage Trust, Series 2018- CX12, Class C, 4.72%, 08/15/51(b)		570	530,456
CSTL Commercial Mortgage Trust
Series 2024-GATE, Class A, 4.76%, 11/10/41(a)(b)		8,300	8,352,799
Series 2025-GATE2, Class A, 4.56%, 11/10/42(a)(b)		1,290	1,285,919
Series 2025-GATE2, Class D, 5.63%, 11/10/42(a)(b)		2,030	2,025,409
DBC Mortgage Trust
Series 2025-DBC, Class A, (1-mo. CME Term SOFR + 1.35%), 5.10%, 11/15/42(a)(b)		11,387	11,395,794
Series 2025-DBC, Class C, (1-mo. CME Term SOFR + 2.05%), 5.80%, 11/15/42(a)(b)		3,857	3,856,994

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
DBGS Mortgage Trust, Series 2024-SBL, Class A, (1-mo. CME Term SOFR + 1.88%), 5.63%, 08/15/34(a)(b)	USD	5,582	$ 5,582,000
DBMS DAC, Series 2025-1X, Class C, (1-day SONIA + 1.80%), 5.53%, 02/18/36(b)(f)	GBP	417	562,080
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(a)(b)	USD	2,584	2,623,313
DBWF Mortgage Trust, Series 2024-LCRS, Class A, (1-mo. CME Term SOFR + 1.74%), 5.49%, 04/15/37(a)(b)		705	704,123
DC Trust
Series 2024-HLTN, Class A, 5.73%, 04/13/40(a)(b)		830	840,371
Series 2024-HLTN, Class F, 10.31%, 04/13/40(a)(b)		2,180	2,174,863
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,425,852
DK Trust
Series 2024-SPBX, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 03/15/34(a)(b)		4,850	4,854,487
Series 2024-SPBX, Class E, (1-mo. CME Term SOFR + 4.00%), 7.75%, 03/15/34(a)(b)		13,906	13,936,195
Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.33%, 08/15/37(a)(b)		1,559	1,561,415
Series 2025-LXP, Class D, (1-mo. CME Term SOFR + 2.89%), 6.63%, 08/15/37(a)(b)		1,397	1,400,464
Durst Commercial Mortgage Trust
Series 2025-151, Class A, 5.15%, 08/10/42(a)(b)		1,708	1,742,234
Series 2025-151, Class D, 6.79%, 08/10/42(a)(b)		3,270	3,377,727
Dwight Issuer LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.66%), 5.40%, 06/18/42(a)(b)		1,148	1,150,263
ELM Trust
Series 2024-ELM, Class A10, 5.80%, 06/10/39(a)(b)		4,860	4,885,517
Series 2024-ELM, Class A15, 5.80%, 06/10/39(a)(b)		4,860	4,885,517
Series 2024-ELM, Class E10, 7.79%, 06/10/39(a)(b)		6,375	6,393,118
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(a)(b)		1,697	1,736,577
Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.10%, 10/10/41(a)(b)		1,535	1,557,946
Fontainebleau Miami Beach Mortgage Trust
Series 2024-FBLU, Class F, (1-mo. CME Term SOFR + 4.25%), 8.00%, 12/15/39(a)(b)		422	424,353
Series 2024-FBLU, Class G, (1-mo. CME Term SOFR + 5.65%), 9.40%, 12/15/39(a)(b)		2,269	2,293,629
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.60%, 10/25/27(a)(b)		1,190	1,135,801
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(b)		120	118,653
Series 2018-K80, Class B, 4.24%, 08/25/50(a)(b)		1,043	1,026,632
Grace Trust, Series 2020-GRCE, Class E, 2.68%, 12/10/40(a)(b)		1,489	1,294,873
Great Wolf Trust, Series 2024-WOLF, Class A, (1-mo. CME Term SOFR + 1.54%), 5.29%, 03/15/39(a)(b)		570	570,880
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Greystone CRE Notes LLC
Series 2025-FL4, Class A, (1-mo. CME Term SOFR + 1.48%), 5.23%, 01/15/43(a)(b)	USD	2,077	$ 2,083,103
Series 2025-HC4, Class A, (1-mo. CME Term SOFR + 1.78%), 5.53%, 10/15/42(a)(b)		500	498,988
GS Mortgage Securities Trust
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		1,943	1,704,121
Series 2019-GSA1, Class C, 3.80%, 11/10/52(b)		260	237,806
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 5.84%, 03/15/28(a)(b)		5,374	5,393,937
Series 2023-SHIP, Class E, 7.43%, 09/10/38(a)(b)		15,141	15,201,004
Series 2024-RVR, Class E, 7.47%, 08/10/41(a)(b)		1,802	1,800,235
Series 2025-800D, Class A, (1-mo. CME Term SOFR + 2.65%), 6.38%, 11/25/41(a)(b)		6,587	6,595,805
Series 2025-800D, Class C, (1-mo. CME Term SOFR + 4.70%), 8.43%, 11/25/41(a)(b)		5,849	5,828,327
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 07/15/40(a)(b)		1,936	1,938,419
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 05/15/41(a)(b)		11,320	11,351,519
HIH Trust
Series 2024-61P, Class A, (1-mo. CME Term SOFR + 1.84%), 5.59%, 10/15/41(a)(b)		3,281	3,289,056
Series 2024-61P, Class D, (1-mo. CME Term SOFR + 3.64%), 7.39%, 10/15/41(a)(b)		1,241	1,246,438
HILT Commercial Mortgage Trust, Series 2024- ORL, Class D, (1-mo. CME Term SOFR + 3.19%), 6.94%, 05/15/37(a)(b)		6,057	6,086,981
HLTN Commercial Mortgage Trust, Series 2024- DPLO, Class A, (1-mo. CME Term SOFR + 1.64%), 5.39%, 06/15/41(a)(b)		3,176	3,181,891
HONO Mortgage Trust, Series 2021-LULU, Class A, (1-mo. CME Term SOFR + 1.26%), 5.02%, 10/15/36(a)(b)		3,168	3,128,532
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 02/05/45(a)(b)		425	440,380
HTL Commercial Mortgage Trust
Series 2024-T53, Class A, 5.88%, 05/10/39(a)(b)		1,790	1,812,006
Series 2024-T53, Class E, 10.26%, 05/10/39(a)(b)		4,965	5,122,129
Hudson Yards Mortgage Trust
Series 2019-30HY, Class A, 3.23%, 07/10/39(a)		195	186,632
Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(b)		2,975	2,560,335
ILPT Commercial Mortgage Trust, Series 2025- LPF2, Class A, 5.29%, 07/13/42(a)(b)		10,261	10,459,011
INCREF LLC, Series 2025-FL1, Class A, (1-mo. CME Term SOFR + 1.73%), 5.46%, 10/19/42(a)(b)		4,155	4,163,115
INT Commercial Mortgage Trust, Series 2025- PLAZA, Class A, 4.88%, 11/05/37(a)(b)		3,023	3,031,613
INV Mortgage Trust, Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.74%), 5.49%, 11/15/41(a)(b)		4,830	4,793,862

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.29%, 12/15/48(a)(b)	USD	785	$ 716,438
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class AS, 4.42%, 06/15/51		198	196,025
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, 2.85%, 09/06/38(a)(b)		3,688	3,637,350
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,591,607
Series 2018-PHH, Class A, (1-mo. CME Term SOFR + 1.26%), 5.01%, 06/15/35(a)(b)		959	807,056
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,643,549
Series 2019-MFP, Class E, (1-mo. CME Term SOFR + 2.21%), 5.96%, 07/15/36(a)(b)		1,824	1,399,858
Series 2021-MHC, Class A, (1-mo. CME Term SOFR + 1.16%), 4.92%, 04/15/38(a)(b)		973	973,023
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.81%), 6.57%, 04/15/38(a)(b)		9,318	9,317,952
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 3.31%), 7.07%, 04/15/38(a)(b)		2,750	2,749,983
Series 2022-NLP, Class F, (1-mo. CME Term SOFR + 3.79%), 7.54%, 04/15/37(a)(b)		4,703	4,507,978
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(b)		3,034	2,497,119
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		8,100	8,181,430
Series 2024-IGLG, Class D, 6.48%, 11/09/39(a)(b)		2,260	2,266,128
Series 2024-IGLG, Class E, 7.25%, 11/09/39(a)(b)		6,887	6,898,952
Series 2024-IGLG, Class F, 8.22%, 11/09/39(a)(b)		5,900	5,943,616
Series 2024-OMNI, Class A, 5.80%, 10/05/39(a)(b)		2,310	2,355,273
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 03/15/40(a)(b)		2,567	2,570,001
JW Commercial Mortgage Trust
Series 2024-MRCO, Class A, (1-mo. CME Term SOFR + 1.62%), 5.37%, 06/15/39(a)(b)		3,715	3,720,740
Series 2024-MRCO, Class D, (1-mo. CME Term SOFR + 3.19%), 6.94%, 06/15/39(a)(b)		2,904	2,911,252
KSL Commercial Mortgage Trust
Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.29%, 12/15/39(a)(b)		7,848	7,845,393
Series 2025-MAK, Class A, 6.20%, 06/15/42(a)(b)		1,333	1,331,525
Series 2025-MAK, Class E, 8.40%, 06/15/42(a)(b)		2,840	2,849,729
Lagarino European Loan Conduit No. 40 DAC
Series 40X, Class B, (3-mo. EURIBOR + 2.15%), 4.15%, 06/22/37(b)(f)	EUR	3,268	3,809,382
Series 40X, Class C, (3-mo. EURIBOR + 2.65%), 4.65%, 06/22/37(b)(f)		2,077	2,433,326
Series 40X, Class D, (3-mo. EURIBOR + 3.55%), 5.55%, 06/22/37(b)(f)		5,903	6,937,259
Last Mile Logistics Pan Euro Finance DAC, Series 1X, Class E, (3-mo. EURIBOR + 2.70%), 4.76%, 08/17/33(b)(f)		2,618	3,070,614
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
LBA Trust
Series 2024-7IND, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 10/15/41(a)(b)	USD	5,573	$ 5,576,135
Series 2024-7IND, Class D, (1-mo. CME Term SOFR + 2.64%), 6.39%, 10/15/41(a)(b)		626	626,474
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-2A, Class M3, (1-mo. CME Term SOFR + 0.56%), 4.30%, 09/25/36(a)(b)		785	747,044
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A, (SOFR (30-day) + 1.55%), 5.49%, 01/17/37(a)(b)		232	231,568
Series 2025-CRE8, Class A, (1-mo. CME Term SOFR + 1.39%), 5.12%, 08/17/42(a)(b)		1,750	1,750,232
Series 2025-CRE9, Class A, (1-mo. CME Term SOFR + 1.45%), 5.18%, 08/18/42(a)(b)		3,988	3,983,108
LQR Trust
Series 2025-CALI, Class A, (1-mo. CME Term SOFR + 1.60%), 5.33%, 01/15/43(a)(b)		1,859	1,858,995
Series 2025-CALI, Class E, (1-mo. CME Term SOFR + 3.95%), 7.68%, 01/15/43(a)(b)		5,519	5,518,970
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 6.44%, 08/15/40(a)(b)		2,294	2,316,431
MAC Trust, Series 2025-801B, Class A, (1-mo. CME Term SOFR + 1.70%), 5.45%, 10/15/40(a)(b)		5,199	5,205,473
MCR Mortgage Trust
Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.54%, 12/15/41(a)(b)		3,432	3,438,243
Series 2024-HTL, Class A, (1-mo. CME Term SOFR + 1.76%), 5.51%, 02/15/37(a)(b)		276	276,438
Series 2024-HTL, Class E, (1-mo. CME Term SOFR + 4.65%), 8.41%, 02/15/37(a)(b)		2,415	2,402,109
Series 2024-TWA, Class A, 5.92%, 06/12/39(a)		3,570	3,617,580
Series 2024-TWA, Class E, 8.73%, 06/12/39(a)		2,080	2,108,575
MF1 LLC
Series 2024-FL14, Class A, (1-mo. CME Term SOFR + 1.74%), 5.47%, 03/19/39(a)(b)		1,770	1,774,417
Series 2025-FL19, Class A, (1-mo. CME Term SOFR + 1.49%), 5.22%, 05/18/42(a)(b)		1,786	1,791,037
MHC Commercial Mortgage Trust
Series 2021-MHC, Class E, (1-mo. CME Term SOFR + 2.22%), 5.97%, 04/15/38(a)(b)		63	63,199
Series 2021-MHC, Class F, (1-mo. CME Term SOFR + 2.72%), 6.47%, 04/15/38(a)(b)		471	471,709
MHP, Series 2021-STOR, Class G, (1-mo. CME Term SOFR + 2.86%), 6.62%, 07/15/38(a)(b)		2,100	2,093,565
MIC Trust (The), Series 2023-MIC, Class A, 8.44%, 12/05/38(a)(b)		1,550	1,676,875
MIRA Trust, Series 2023-MILE, Class A, 6.76%, 06/10/38(a)		3,432	3,564,365
Morgan Stanley Capital I Trust
Series 2017-ASHF, Class F, (1-mo. CME Term SOFR + 4.65%), 8.40%, 11/15/34(a)(b)		1,413	1,345,458
Series 2017-ASHF, Class G, (1-mo. CME Term SOFR + 7.20%), 10.95%, 11/15/34(a)(b)		1,612	1,466,119
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(b)		2,730	2,073,218
Series 2019-H6, Class D, 3.00%, 06/15/52(a)		630	519,595
Series 2021-230P, Class B, (1-mo. CME Term SOFR + 1.56%), 5.31%, 12/15/38(a)(b)		460	428,975
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		3,011	2,971,702

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
MSDB Trust, Series 2017-712F, Class B, 3.45%, 07/11/39(a)(b)	USD	1,650	$ 1,568,546
MTN Commercial Mortgage Trust, Series 2022- LPFL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.16%, 03/15/39(a)(b)		1,330	1,329,172
Natixis Commercial Mortgage Securities Trust
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	4,112,369
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,425,705
NCMF Trust
Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)		5,715	5,735,578
Series 2025-MFS, Class E, 7.53%, 06/10/33(a)(b)		10,742	10,894,178
Series 2025-MFS, Class F, 8.44%, 06/10/33(a)(b)		11,453	11,659,709
NJ Trust, Series 2023-GSP, Class A, 6.48%, 01/06/29(a)(b)		5,050	5,294,474
NY Commercial Mortgage Trust, Series 2025- 299P, Class B, 5.93%, 02/10/47(a)(b)		908	946,074
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, (1-mo. CME Term SOFR + 1.74%), 5.49%, 10/15/40(a)(b)		4,610	4,624,339
Series 2025-28L, Class A, 4.67%, 11/05/38(a)(b)		4,981	4,991,538
Series 2025-300P, Class E, 7.39%, 07/13/42(a)(b)		1,738	1,760,571
Series 2025-77C, Class A, 4.79%, 01/10/38(a)(b)		11,020	11,066,522
NYCT Trust
Series 2024-3ELV, Class A, (1-mo. CME Term SOFR + 1.99%), 5.74%, 08/15/29(a)(b)		1,348	1,351,773
Series 2024-3ELV, Class D, (1-mo. CME Term SOFR + 3.84%), 7.59%, 08/15/29(a)(b)		2,195	2,196,342
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(b)		2,910	2,555,334
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/54(a)		1,888	1,752,489
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		1,754	1,616,391
One New York Plaza Trust
Series 2020-1NYP, Class A, (1-mo. CME Term SOFR + 1.06%), 4.82%, 01/15/36(a)(b)		1,815	1,780,282
Series 2020-1NYP, Class AJ, (1-mo. CME Term SOFR + 1.36%), 5.12%, 01/15/36(a)(b)		1,157	1,108,836
Series 2020-1NYP, Class B, (1-mo. CME Term SOFR + 1.61%), 5.37%, 01/15/36(a)(b)		2,345	2,212,206
Series 2020-1NYP, Class D, (1-mo. CME Term SOFR + 2.86%), 6.62%, 01/15/36(a)(b)		960	896,133
ONNI Commerical Mortgage Trust, Series 2024- APT, Class A, 5.57%, 07/15/39(a)(b)		781	795,906
ORL Trust, Series 2024-GLKS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 12/15/39(a)(b)		4,150	4,156,425
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, 5.34%, 08/10/42(a)(b)		1,207	1,236,388
Series 2025-P11, Class C, 6.51%, 08/10/42(a)(b)		1,742	1,804,139
PGA Trust, Series 2024-RSR2, Class A, (1-mo. CME Term SOFR + 1.89%), 5.64%, 06/15/39(a)(b)		2,559	2,559,792
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
PRM5 Trust, Series 2025-PRM5, Class D, 5.62%, 03/10/33(a)(b)	USD	1,700	$ 1,700,931
ROCK Trust
Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)		800	821,878
Series 2024-CNTR, Class E, 8.82%, 11/13/41(a)		2,091	2,224,989
Sage AR Funding
Series 2025-1X, Class C, (1-day SONIA + 2.40%), 6.26%, 05/17/37(b)(f)	GBP	1,618	2,178,620
Series 2025-1X, Class D, (1-day SONIA + 3.90%), 7.76%, 05/17/37(b)(f)		1,393	1,880,305
SCG Commercial Mortgage Trust
Series 2025-DLFN, Class D, (1-mo. CME Term SOFR + 2.15%), 5.90%, 03/15/35(a)(b)	USD	532	530,012
Series 2025-DLFN, Class E, (1-mo. CME Term SOFR + 2.95%), 6.70%, 03/15/35(a)(b)		4,046	4,020,734
Series 2025-FLWR, Class A, (1-mo. CME Term SOFR + 1.25%), 5.00%, 08/15/42(a)(b)		1,710	1,711,068
Series 2025-FLWR, Class E, (1-mo. CME Term SOFR + 2.75%), 6.50%, 08/15/42(a)(b)		278	278,690
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.19%, 04/15/42(a)(b)		1,963	1,975,193
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, (1-mo. CME Term SOFR + 1.54%), 5.29%, 11/15/34(a)(b)		3,300	3,302,060
Series 2024-STRG, Class E, (1-mo. CME Term SOFR + 4.19%), 7.94%, 11/15/34(a)(b)		3,381	3,389,444
Series 2024-STRG, Class F, (1-mo. CME Term SOFR + 5.19%), 8.94%, 11/15/34(a)(b)		2,890	2,887,199
SG Commercial Mortgage Securities Trust
Series 2019-PREZ, Class D, 3.48%, 09/15/39(a)(b)		2,200	1,963,056
Series 2019-PREZ, Class E, 3.48%, 09/15/39(a)(b)		1,792	1,530,269
SHR Trust
Series 2024-LXRY, Class A, (1-mo. CME Term SOFR + 1.95%), 5.70%, 10/15/41(a)(b)		9,897	9,917,606
Series 2024-LXRY, Class B, (1-mo. CME Term SOFR + 2.45%), 6.20%, 10/15/41(a)(b)		2,553	2,559,315
Series 2024-LXRY, Class D, (1-mo. CME Term SOFR + 3.60%), 7.35%, 10/15/41(a)(b)		1,783	1,793,834
Series 2024-LXRY, Class E, (1-mo. CME Term SOFR + 4.45%), 8.20%, 10/15/41(a)(b)		440	443,163
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/41(a)		573	512,264
SREIT Trust
Series 2021-MFP, Class F, (1-mo. CME Term SOFR + 2.74%), 6.49%, 11/15/38(a)(b)		4,530	4,526,938
Series 2021-MFP2, Class F, (1-mo. CME Term SOFR + 2.73%), 6.48%, 11/15/36(a)(b)		2,091	2,090,660
SV Vanir Logistics Finance S.a.r.l., Series 1X, Class C, (3-mo. EURIBOR + 1.90%), 3.98%, 07/23/37(b)(f)	EUR	891	1,047,119
Taurus UK DAC
Series 2025-UK2X, Class B, (1-day SONIA + 2.00%), 5.85%, 02/18/35(b)(f)	GBP	1,696	2,285,703
Series 2025-UK2X, Class C, (1-day SONIA + 2.50%), 6.35%, 02/18/35(b)(f)		2,097	2,826,191
Series 2025-UK2X, Class D, (1-day SONIA + 3.20%), 7.05%, 02/18/35(b)(f)		4,598	6,197,903

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Taurus UK DAC
Series 2025-UK4, Class B, (1-day SONIA + 1.60%), 5.51%, 08/18/35(b)(f)	GBP	508	$ 683,979
Series 2025-UK4, Class C, (1-day SONIA + 1.95%), 5.91%, 08/18/35(b)(f)		790	1,064,783
TCO Commercial Mortgage Trust, Series 2024- DPM, Class D, (1-mo. CME Term SOFR + 2.74%), 6.49%, 12/15/39(a)(b)	USD	519	519,648
THPT Mortgage Trust, Series 2023-THL, Class A, 6.99%, 12/10/34(a)(b)		1,784	1,806,387
Thunder Logistics DAC, Series 2024-1X, Class B, (3-mo. EURIBOR + 2.05%), 4.11%, 11/17/36(b)(f)	EUR	465	545,414
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.58%, 12/10/33(a)(b)	USD	2,230	2,347,532
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4, 3.68%, 12/15/50		880	872,740
Series 2018-C15, Class A4, 4.34%, 12/15/51		1,500	1,487,659
UK Logistics DAC
Series 2024-1X, Class A, (1-day SONIA + 1.65%), 5.51%, 05/17/34(b)(f)	GBP	750	1,010,562
Series 2024-2X, Class C, (1-day SONIA + 2.10%), 5.96%, 02/17/35(b)(f)		509	680,799
Series 2024-2X, Class D, (1-day SONIA + 3.10%), 6.96%, 02/17/35(b)(f)		1,175	1,571,002
Series 2025-1X, Class D, (1-day SONIA + 4.00%), 7.86%, 05/17/35(b)(f)		4,493	6,061,192
UNIV Trust
Series 2025-APTS, Class A, (1-mo. CME Term SOFR + 1.65%), 5.40%, 11/15/42(a)(b)	USD	8,745	8,755,786
Series 2025-APTS, Class B, (1-mo. CME Term SOFR + 2.25%), 6.00%, 11/15/42(a)(b)		1,018	1,019,267
VEGAS Trust
Series 2024-GCS, Class C, 6.22%, 07/10/36(a)(b)		7,390	7,436,850
Series 2024-GCS, Class D, 6.22%, 07/10/36(a)(b)		16,670	16,499,199
Series 2024-TI, Class A, 5.52%, 11/10/39(a)		726	735,822
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(b)		212	200,728
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(b)		128	117,315
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		109	105,152
Series 2020-1, Class AFX, 2.61%, 02/25/50(a)(b)		2,407	2,246,233
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(b)		433	352,668
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(b)		510	412,055
Series 2021-4, Class A, 2.52%, 12/26/51(a)(b)		7,843	7,118,208
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(b)		863	711,458
Series 2022-1, Class M4, 5.20%, 02/25/52(a)(b)		580	494,577
Series 2022-2, Class M3, 5.73%, 04/25/52(a)(b)		1,792	1,731,423
Series 2022-4, Class M2, 6.97%, 08/25/52(a)(b)		752	762,299
Series 2022-4, Class M3, 7.52%, 08/25/52(a)(b)		522	531,936
Series 2022-4, Class M4, 7.52%, 08/25/52(a)(b)		961	932,955
Series 2023-2, Class A, 6.22%, 05/25/53(a)(b)		1,967	1,965,103
Series 2023-2, Class M1, 7.03%, 05/25/53(a)(b)		1,322	1,321,945
Series 2024-1, Class A, 6.55%, 01/25/54(a)(b)		4,607	4,653,558
Series 2024-1, Class M2, 7.23%, 01/25/54(a)(b)		534	537,299
Series 2024-1, Class M3, 8.44%, 01/25/54(a)(b)		525	536,940
Series 2024-5, Class A, 5.49%, 10/25/54(a)(b)		1,701	1,707,582
Series 2024-5, Class M2, 5.96%, 10/25/54(a)(b)		745	742,799
Series 2024-5, Class M3, 6.76%, 10/25/54(a)(b)		1,025	1,027,505
Series 2024-5, Class M4, 9.53%, 10/25/54(a)(b)		708	714,372
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2024-6, Class M2, 6.55%, 12/25/54(a)(b)	USD	432	$ 434,261
Series 2024-6, Class M3, 6.92%, 12/25/54(a)(b)		655	658,156
Series 2024-6, Class M4, 9.67%, 12/25/54(a)(b)		1,190	1,202,763
Series 2025-1, Class M3, 7.33%, 02/25/55(a)(b)		2,414	2,447,572
Series 2025-1, Class M4, 10.15%, 02/25/55(a)(b)		836	846,216
Series 2025-3, Class M3, 7.38%, 06/25/55(a)(b)		1,600	1,629,166
Series 2025-5, Class M2, 6.31%, 12/25/55(a)(b)		339	339,721
Series 2025-5, Class M3, 6.70%, 12/25/55(a)(b)		1,460	1,460,258
Series 2025-MC1, Class A1, 8.16%, 05/25/55(a)(c)		2,674	2,661,326
Series 2025-P2, Class A, 5.46%, 10/25/55(a)(b)		8,080	8,064,964
Series 2025-P2, Class M1, 6.04%, 10/25/55(a)(b)		678	676,454
Series 2025-P2, Class M2, 6.56%, 10/25/55(a)(b)		758	755,253
Series 2025-P2, Class M3, 6.85%, 10/25/55(a)(b)		1,326	1,321,648
Series 2025-P2, Class M4, 9.45%, 10/25/55(a)(b)		788	785,293
Series 2025-P2, Class M5, 10.21%, 10/25/55(a)(b)		287	261,999
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		3,390	3,339,212
Wells Fargo Commercial Mortgage Trust
Series 2016-C34, Class A3FL, (1-mo. CME Term SOFR + 1.15%), 4.89%, 06/15/49(a)(b)		1,215	1,213,596
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(b)		472	443,242
Series 2018-AUS, Class A, 4.06%, 08/17/36(a)(b)		1,680	1,653,710
Series 2019-C49, Class D, 3.00%, 03/15/52(a)		514	424,970
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(b)		2,829	2,853,490
Series 2024-BPRC, Class B, 6.22%, 07/15/43(a)		4,292	4,424,958
Series 2024-BPRC, Class C, 6.43%, 07/15/43(a)		2,732	2,758,841
Series 2024-BPRC, Class D, 7.08%, 07/15/43(a)		1,160	1,169,136
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)		2,278	2,313,260
WHARF Commercial Mortgage Trust
Series 2025-DC, Class A, 5.35%, 07/15/40(a)(b)		4,623	4,750,535
Series 2025-DC, Class E, 7.72%, 07/15/40(a)(b)		2,708	2,767,189
			1,303,877,278
Interest Only Collateralized Mortgage Obligations — 0.1%
Ajax Mortgage Loan Trust, Series 2021-E, Class XS, 0.00%, 12/25/60(a)(b)		91,817	3,001,575
Barclays Mortgage Loan Trust
Series 2023-NQM3, Class XS, 0.82%, 10/25/63(a)(b)		45,005	317,116
Series 2024-NQM1, Class XS, 2.45%, 01/25/64(a)(b)		30,906	773,083
Series 2024-NQM3, Class XS, 0.00%, 06/25/64(a)(b)		39,068	958,284
Series 2024-NQM4, Class XS, 0.00%, 12/26/64(a)(b)		52,486	1,982,973

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Barclays Mortgage Loan Trust
Series 2025-NQM1, Class XS, 0.00%, 01/25/65(a)(b)	USD	50,690	$ 1,786,012
Series 2025-NQM2, Class XS2, 0.00%, 05/25/65(a)(b)		40,380	1,061,261
JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(b)		45,008	1,277,080
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(b)		6,428	182,397
Series 2021-INV5, Class AX1, 0.18%, 12/25/51(a)(b)		86,993	922,091
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(b)		23,503	676,258
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(b)		13,248	239,453
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(b)		6,756	283,745
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(b)		2,559	73,632
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(b)		46,066	702,102
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.50%, 07/25/56(a)(b)		2,515	288,572
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 1.96%, 02/25/38(a)(b)		11,352	2,463,772
			16,989,406
Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(b)		13,000	28,106
BANK, Series 2019-BN20, Class XB, 0.36%, 09/15/62(b)		39,279	492,146
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.59%, 02/15/50(b)		11,850	59,176
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.83%, 08/10/35(a)(b)		14,837	137,537
Series 2020-C7, Class XB, 0.97%, 04/15/53(b)		1,596	61,179
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.01%, 03/15/52(b)		12,114	300,471
Series 2020-B17, Class XB, 0.50%, 03/15/53(b)		7,100	122,419
Series 2021-B23, Class XA, 1.26%, 02/15/54(b)		27,025	1,226,086
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.72%, 06/15/56(b)		14,177	562,997
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.71%, 01/10/48(a)(b)		5,497	55
Series 2016-C4, Class XB, 0.69%, 05/10/58(b)		5,810	95
Citigroup Commercial Mortgage Trust, Series 2020-420K, Class X, 0.80%, 11/10/42(a)(b)		46,500	1,579,075
Commercial Mortgage Pass-Through Certificates, Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(b)		3,200	110,321
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.23%, 11/15/50(b)		12,490	66,261
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust
Series 2019-C16, Class XA, 1.53%, 06/15/52(b)	USD	28,939	$ 1,217,520
Series 2019-C17, Class XA, 1.31%, 09/15/52(b)		9,112	330,169
Series 2019-C17, Class XB, 0.53%, 09/15/52(b)		19,090	321,724
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/10/37(a)(b)		21,535	192,975
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(a)(b)		5,780	69,625
ELM Trust
Series 2024-ELM, Class XP10, 0.23%, 06/10/39(a)(b)		51,484	49,816
Series 2024-ELM, Class XP15, 1.56%, 06/10/39(a)(b)		46,635	300,017
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)		139,966	332,293
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.80%, 11/10/52(b)		7,656	192,884
Series 2020-GSA2, Class XA, 1.66%, 12/12/53(a)(b)		17,422	1,066,033
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.40%, 09/15/47(b)		92	1
Series 2014-C23, Class XA, 0.34%, 09/15/47(b)		1,568	16
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(b)		4,940	21,989
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.44%, 04/15/46(b)		2,856	7,385
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(b)		13,040	40,403
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.13%, 02/15/36(a)(b)		3,406	70,021
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.87%, 03/10/50(a)(b)		2,324	13,157
MCR Mortgage Trust, Series 2024-TWA, Class XA, 0.92%, 06/12/39(a)		16,557	135,286
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.27%, 12/15/47(a)(b)		4,370	49,211
Series 2015-C26, Class XD, 1.14%, 10/15/48(a)(b)		4,490	20,037
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.60%, 03/15/49(a)(b)		13,984	267,222
Series 2017-H1, Class XD, 2.14%, 06/15/50(a)(b)		3,293	89,266
Series 2019-H6, Class XB, 0.71%, 06/15/52(b)		23,510	525,585
Series 2019-L2, Class XA, 0.99%, 03/15/52(b)		7,970	206,553
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(b)		56,137	3,144,057
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(b)		36,697	132,685

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(b)	USD	44,225	$ 137,698
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(b)		8,845	23,135
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.44%, 10/15/52(b)		18,221	803,453
Series 2019-C18, Class XA, 0.98%, 12/15/52(b)		32,634	904,802
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.21%, 08/15/49(a)(b)		4,420	24,541
Series 2019-C50, Class XA, 1.40%, 05/15/52(b)		20,914	725,253
Series 2024-BPRC, Class X, 0.09%, 07/15/43(a)(b)		33,871	283,209
			16,443,945
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(d)		1,493	235,675
Total Non-Agency Mortgage-Backed Securities — 14.6% (Cost: $2,718,419,887)			2,686,794,047
Preferred Securities
Capital Trusts — 0.5%
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54		200	208,601
Banks — 0.0%
Barclays PLC
4.38%(n)		462	446,961
6.13%(f)(n)	EUR	500	587,111
BNP Paribas SA, 4.63%(a)(n)	USD	462	457,654
Credit Agricole SA, 5.88%(f)(n)	EUR	1,600	1,928,813
Eurobank SA, 6.25%(f)(n)		750	869,551
Krung Thai Bank PCL, 4.40%(f)(n)	USD	500	498,000
			4,788,090
Broadline Retail — 0.0%
Rakuten Group, Inc., 8.13%(a)(n)		390	401,689
Capital Markets — 0.0%
Deutsche Bank AG
6.75%(f)(n)	EUR	800	960,138
7.38%(f)(n)		600	758,378
UBS Group AG, 4.88%(a)(n)	USD	483	478,540
			2,197,056
Chemicals — 0.0%
FMC Corp., 8.45%, 11/01/55		576	455,907
Construction Materials — 0.1%
Cemex SAB de CV, 7.20%(a)(n)		5,377	5,604,985
Diversified Telecommunication Services — 0.0%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55		345	355,948
7.00%, 09/15/55		164	172,337
British Telecommunications PLC, 4.25%, 11/23/81(a)		200	197,474
TELUS Corp.
6.63%, 10/15/55		191	194,905
7.00%, 10/15/55		186	193,622
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
TELUS Corp.
			1,114,286
Electric Utilities — 0.3%
AES Corp. (The), 6.95%, 07/15/55	USD	733	$ 723,705
Dominion Energy, Inc., Series B, 7.00%, 06/01/54		6,582	7,126,667
Edison International
7.88%, 06/15/54		8	8,398
8.13%, 06/15/53		377	392,277
Electricite de France SA
5.63%(f)(n)	EUR	3,200	3,914,901
7.38%(f)(n)	GBP	500	690,748
PacifiCorp, 7.38%, 09/15/55	USD	133	135,560
PG&E Corp., 7.38%, 03/15/55		36,453	37,965,471
			50,957,727
Electrical Equipment — 0.0%
Prysmian SpA, 5.25%(f)(n)	EUR	673	823,207
Energy Equipment & Services — 0.0%
Venture Global LNG, Inc., 9.00%(a)(n)	USD	1,775	1,401,772
Health Care Equipment & Supplies — 0.0%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/55		613	573,848
Health Care Providers & Services — 0.0%
CVS Health Corp.
6.75%, 12/10/54		24	25,065
7.00%, 03/10/55		521	546,554
			571,619
Insurance — 0.0%
American National Group, Inc., 7.00%, 12/01/55		223	223,240
Global Atlantic Fin Co., 7.95%, 10/15/54(a)		100	103,247
			326,487
Media — 0.0%
Paramount Global, 6.25%, 02/28/57		737	661,023
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP
6.50%, 02/15/56		110	109,636
6.75%, 02/15/56		80	80,305
7.13%, 10/01/54		213	218,545
8.00%, 05/15/54		42	44,833
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/55		299	319,592
Sunoco LP, 7.88%(a)(n)		1,363	1,400,176
			2,173,087
Passenger Airlines — 0.1%
Air France-KLM, 5.75%(f)(n)	EUR	1,900	2,261,854
Deutsche Lufthansa AG, 5.25%, 01/15/55(f)		2,100	2,561,170
			4,823,024
Real Estate Management & Development — 0.0%
Aroundtown Finance S.a.r.l., 5.25%(f)(n)		2,880	3,299,053
Retail REITs — 0.0%
Unibail-Rodamco-Westfield SE, 4.75%(f)(n)		1,800	2,153,542
Wireless Telecommunication Services — 0.0%
Rogers Communications, Inc., 5.25%, 03/15/82(a)	USD	386	385,832
Vodafone Group PLC
4.13%, 06/04/81		174	162,464
7.00%, 04/04/79		449	475,631
			1,023,927
Total Capital Trusts — 0.5%			83,558,930

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Stocks — 0.5%
Aerospace & Defense — 0.0%
Boeing Co. (The), 6.00%(p)	38,550	$ 2,662,263
Financial Services — 0.0%
SCI PH Parent, Inc., Series A, (Acquired 02/10/23, cost $1,875,000), 12.50%(e)(i)	1,875	2,498,438
Household Durables — 0.1%
Dream Finders Homes, Inc. (Preference), 9.00%(e)(n)	15,124	14,991,665
Lessen Holdings, Inc., Series B, 0.00%(e)	143,367	1
		14,991,666
IT Services — 0.1%
Veritas NewCo.
0.00%(e)	13,357	313,889
0.00%	9,228	212,244
X.AI Holdings Corp., Series C, 0.00%(e)	363,422	24,276,590
		24,802,723
Oil, Gas & Consumable Fuels — 0.0%
Insight M, Inc., 0.00%(e)	3,271,821	1,058,107
Software — 0.2%
Anthropic PBC, Series F, (Acquired 08/18/25, cost $3,919,604), 0.00%(e)(i)	27,805	6,767,737
Versa Networks, Inc., Series E, (12.66% Cash or 12.66% PIK), (Acquired 10/14/22, cost $12,017,972), 12.00%(e)(i)(m)	4,118,274	25,121,471
		31,889,208
Specialty Retail — 0.1%
Davidson Homes, Inc., 12.00%(e)	18,658	20,975,697
Textiles, Apparel & Luxury Goods — 0.0%
Cap Hill Brands, 0.00%(e)	2,670,520	27
Total Preferred Stocks — 0.5%		98,878,129
Total Preferred Securities — 1.0% (Cost: $149,867,394)		182,437,059

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,634,938
Collateralized Mortgage Obligations — 2.1%
Fannie Mae
Series 2003-W5, Class A, (1-mo. CME Term SOFR + 0.11%), 4.10%, 04/25/33(b)		1	639
Series 2023-35, Class FC, (SOFR (30-day) + 1.10%), 4.97%, 08/25/53(b)		9,053	9,078,146
Series 2023-68, Class FB, (SOFR (30-day) + 1.05%), 4.92%, 01/25/54(b)		9,544	9,568,306
Series 2024-63, Class FH, (SOFR (30-day) + 1.10%), 4.97%, 09/25/54(b)		6,904	6,923,144
Series 2024-88, Class FC, (SOFR (30-day) + 1.40%), 5.27%, 12/25/54(b)		5,658	5,700,498
Series 2024-95, Class FC, (SOFR (30-day) + 1.40%), 5.27%, 12/25/54(b)		1,921	1,937,015
Series 2024-96, Class FA, (SOFR (30-day) + 1.40%), 5.27%, 12/25/54(b)		9,913	9,990,568
Series 2025-1, Class FX, (SOFR (30-day) + 1.35%), 5.22%, 02/25/55(b)		6,652	6,699,918
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae
Series 2025-13, Class FB, (SOFR (30-day) + 1.30%), 5.17%, 03/25/55(b)	USD	7,004	$ 7,047,569
Series 2025-18, Class FH, (SOFR (30-day) + 1.40%), 5.27%, 08/25/54(b)		3,426	3,454,185
Series 2025-2, Class FG, (SOFR (30-day) + 1.45%), 5.32%, 02/25/55(b)		11,931	12,039,630
Series 2025-35, Class FJ, (SOFR (30-day) + 1.60%), 5.47%, 05/25/55(b)		7,929	8,016,746
Series 2025-42, Class FA, (SOFR (30-day) + 1.50%), 5.37%, 06/25/55(b)		4,743	4,788,939
Series 2025-42, Class FE, (SOFR (30-day) + 1.55%), 5.42%, 06/25/55(b)		8,655	8,748,819
Series 2025-63, Class DF, (SOFR (30-day) + 1.40%), 5.27%, 08/25/55(b)		4,423	4,463,530
Series 2025-9, Class FG, (SOFR (30-day) + 1.35%), 5.22%, 03/25/55(b)		3,702	3,727,741
Freddie Mac
Series 5468, Class WF, (SOFR (30-day) + 1.10%), 4.97%, 11/25/54(b)		7,371	7,386,996
Series 5478, Class FD, (SOFR (30-day) + 1.40%), 5.27%, 02/25/54(b)		4,941	4,979,663
Series 5479, Class FB, (SOFR (30-day) + 1.40%), 5.27%, 12/25/54(b)		3,981	4,012,216
Series 5482, Class FB, (SOFR (30-day) + 1.50%), 5.37%, 12/25/54(b)		7,898	7,975,770
Series 5500, Class DF, (SOFR (30-day) + 1.35%), 5.22%, 10/25/54(b)		6,073	6,117,224
Series 5502, Class EF, (SOFR (30-day) + 1.40%), 5.27%, 02/25/55(b)		4,856	4,897,272
Series 5503, Class FB, (SOFR (30-day) + 1.35%), 5.22%, 02/25/55(b)		5,557	5,599,253
Series 5508, Class FE, (SOFR (30-day) + 1.60%), 5.47%, 02/25/55(b)		6,702	6,774,066
Series 5513, Class FD, (SOFR (30-day) + 1.35%), 5.22%, 01/25/55(b)		48,728	49,082,743
Series 5515, Class FB, (SOFR (30-day) + 1.40%), 5.27%, 03/25/55(b)		4,886	4,927,235
Series 5516, Class FC, (SOFR (30-day) + 1.40%), 5.27%, 03/25/55(b)		117,029	117,941,646
Series 5539, Class FC, (SOFR (30-day) + 1.50%), 5.37%, 05/25/55(b)		6,556	6,621,045
Series 5543, Class FC, (SOFR (30-day) + 1.50%), 5.37%, 06/25/55(b)		5,020	5,068,901
Series 5543, Class FG, (SOFR (30-day) + 1.50%), 5.37%, 06/25/55(b)		5,066	5,115,746
Series 5543, Class FH, (SOFR (30-day) + 1.50%), 5.37%, 06/25/55(b)		6,599	6,665,995
Series 5543, Class FM, (SOFR (30-day) + 1.50%), 5.37%, 06/25/55(b)		6,714	6,780,035
Series 5563, Class FA, (SOFR (30-day) + 1.35%), 5.22%, 08/25/55(b)		11,461	11,553,248
Series 5570, Class FA, (SOFR (30-day) + 1.40%), 5.27%, 05/25/55(b)		7,216	7,277,897
Series 5574, Class FB, (SOFR (30-day) + 1.35%), 5.22%, 09/25/55(b)		5,427	5,470,538
Ginnie Mae, Series 2025-9, Class FE, (SOFR (30-day) + 1.25%), 5.17%, 01/20/55(b)		5,395	5,418,420
			381,851,302
Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32(b)		91	90,871

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac
Series 2024-P015, Class A1, 4.30%, 11/25/32(b)	USD	1,194	$ 1,191,207
Series KJ48, Class A2, 5.03%, 10/25/31		2,327	2,396,734
Ginnie Mae
Series 2023-118, Class BA, 3.75%, 05/16/65(b)		1,352	1,232,365
Series 2023-119, Class AD, 2.25%, 04/16/65		2,460	1,973,451
Series 2023-50, Class AC, 3.25%, 09/16/63(b)		1,087	983,366
Series 2025-126, Class AD, 5.00%, 05/16/65		1,903	1,905,393
Series 2025-128, Class AD, 5.00%, 10/16/56		4,530	4,563,179
Series 2025-128, Class AG, 4.75%, 07/16/66		4,501	4,431,124
Series 2025-129, Class AB, 4.75%, 09/16/54		1,394	1,391,052
Series 2025-130, Class AL, 4.75%, 08/16/56		1,395	1,390,964
Series 2025-88, Class AT, 5.00%, 06/16/58		2,251	2,261,842
			23,811,548
Interest Only Collateralized Mortgage Obligations — 0.2%
Freddie Mac, Series 5112, Class KI, 3.50%, 06/25/51		18,374	3,428,709
Ginnie Mae
Series 2021-58, Class IY, 3.00%, 02/20/51		34,326	5,765,160
Series 2021-67, Class QI, 3.00%, 04/20/51		3,097	525,034
Series 2021-76, Class JI, 3.00%, 08/20/50		3,182	537,853
Series 2021-78, Class IP, 3.00%, 05/20/51		31,716	5,261,057
Series 2021-83, Class PI, 3.00%, 05/20/51		8,167	1,357,383
Series 2021-96, Class MI, 3.00%, 06/20/51		5,555	941,312
Series 2021-97, Class LI, 3.00%, 08/20/50		40,944	6,947,362
Series 2022-78, Class IO, 3.00%, 08/20/51		5,045	819,690
Series 2022-85, Class IK, 3.00%, 05/20/51		20,329	3,302,315
			28,885,875
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K121, Class X1, 1.01%, 10/25/30(b)		13,443	523,780
Series KL06, Class XFX, 1.36%, 12/25/29(b)		6,585	295,711
Series KW09, Class X1, 0.78%, 05/25/29(b)		32,499	641,058
Ginnie Mae
Series 2013-30, Class IO, 0.53%, 09/16/53(b)		2,311	33,269
Series 2016-36, Class IO, 0.66%, 08/16/57(b)		568	15,728
Series 2016-96, Class IO, 0.77%, 12/16/57(b)		3,002	112,360
			1,621,906
Mortgage-Backed Securities — 57.4%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51(r)		208,123	174,390,607
2.00%, 10/01/31 - 04/01/52		558,319	466,875,781
2.50%, 09/01/27 - 02/01/52		402,917	352,095,793
3.00%, 04/01/28 - 05/01/52		117,758	108,691,708
3.50%, 08/01/28 - 01/01/51		68,447	64,517,860
4.00%, 08/01/31 - 04/01/52		84,359	81,494,524
4.50%, 06/01/26 - 07/01/52		113,591	113,233,012
5.00%, 11/01/32 - 04/01/53		51,028	51,577,533
5.50%, 12/01/32 - 03/01/54		163,328	166,590,388
5.81%, 06/01/31		5,495	5,708,660
6.00%, 02/01/34 - 08/01/55		122,076	126,371,453
6.50%, 05/01/40 - 07/01/54		64,434	67,116,166
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 10/01/50		33,377	28,142,349
2.00%, 09/01/35 - 02/01/52		271,889	229,450,256
2.50%, 04/01/27 - 04/01/52		167,775	145,422,541
3.00%, 09/01/27 - 08/01/52		224,456	203,088,012
3.50%, 02/01/31 - 06/01/50		58,991	56,505,972
4.00%, 08/01/40 - 06/01/52		94,550	91,678,445
4.50%, 02/01/39 - 08/01/52		67,437	66,869,385
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities
5.00%, 07/01/35 - 11/01/53	USD	105,544	$ 106,042,690
5.50%, 02/01/35 - 01/01/55		75,396	77,087,680
6.00%, 11/01/52 - 05/01/55		90,606	93,741,994
6.50%, 02/01/53 - 09/01/53		4,227	4,404,360
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 01/15/56(s)		182,799	151,412,071
2.50%, 04/20/51 - 01/15/56(s)		183,337	158,216,676
3.00%, 12/20/44 - 01/15/56(s)		131,897	118,685,411
3.50%, 01/15/42 - 01/15/56(s)		104,162	96,176,965
4.00%, 04/20/39 - 01/15/56(s)		75,895	72,306,302
4.50%, 12/20/39 - 01/15/56(s)		88,522	86,354,486
5.00%, 04/15/33 - 01/15/56(s)		122,181	122,178,859
5.50%, 01/15/56(s)		142,015	143,392,033
6.00%, 01/15/56(s)		86,083	87,720,595
6.50%, 01/15/56(s)		71,432	73,798,470
Uniform Mortgage-Backed Securities
2.00%, 01/01/41 - 01/01/56(s)		105,078	85,042,057
2.50%, 01/01/41 - 01/01/56(s)		65,474	56,048,176
3.00%, 01/01/41 - 01/01/56(s)		1,857	1,648,263
3.50%, 01/01/41 - 01/01/56(s)		3,402,413	3,140,083,776
4.00%, 01/01/41 - 01/01/56(s)		8,824	8,553,110
4.50%, 01/01/41 - 01/01/56(s)		362,509	354,576,167
5.00%, 01/01/56(s)		22,775	22,710,945
5.50%, 01/01/56(s)		2,782,740	2,821,650,345
6.00%, 01/01/56(s)		16,255	16,689,455
6.50%, 01/01/56(s)		78,405	81,481,658
			10,579,822,989
Total U.S. Government Sponsored Agency Securities — 59.8% (Cost: $11,199,401,286)			11,017,628,558
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39(t)		7,196	7,208,468
4.63%, 02/15/40 - 11/15/44		33,498	33,077,378
1.13%, 05/15/40 - 08/15/40		13,672	8,630,717
3.88%, 08/15/40 - 02/15/43(t)(u)		89,067	80,341,156
1.38%, 11/15/40 - 08/15/50		32,593	17,101,185
4.25%, 11/15/40		24,557	23,693,475
1.88%, 02/15/41 - 11/15/51		125,473	76,868,129
3.75%, 08/15/41 - 11/15/43		61,703	54,768,242
2.38%, 02/15/42 - 05/15/51		67,364	45,060,672
3.00%, 05/15/42 - 08/15/52(t)(u)		276,420	204,721,550
3.63%, 08/15/43 - 05/15/53		146,720	120,562,599
3.13%, 08/15/44 - 05/15/48		59,739	46,458,462
4.13%, 08/15/44 - 08/15/53(u)		118,707	106,825,765
2.50%, 02/15/45		77,505	54,889,283
2.75%, 11/15/47		77,894	55,490,347
2.88%, 05/15/49		25,757	18,477,629
2.25%, 08/15/49 - 02/15/52		70,457	43,600,975
1.63%, 11/15/50		26,916	14,131,110
2.00%, 08/15/51		25,757	14,754,938
U.S. Treasury Inflation Indexed Notes, 1.63%, 04/15/30		207,037	208,052,124
U.S. Treasury Notes
4.63%, 03/15/26		31,501	31,560,025
4.38%, 12/15/26 - 08/31/28		26,800	27,366,968
2.38%, 05/15/27 - 03/31/29(r)		51,464	49,909,017
0.50%, 05/31/27		2	1,918
2.25%, 08/15/27		15,187	14,891,565
4.13%, 09/30/27		50,734	51,277,012
4.00%, 02/29/28 - 02/15/34		132,909	133,726,353

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
1.25%, 03/31/28 - 09/30/28	USD	113,480	$ 107,232,446
1.13%, 08/31/28		44,333	41,647,043
3.75%, 12/31/28 - 05/31/30		87,134	87,452,295
2.88%, 04/30/29 - 05/15/32		48,870	47,638,711
3.25%, 06/30/29(t)		51,849	51,258,092
3.88%, 11/30/29		27,032	27,257,971
3.50%, 01/31/30		32,419	32,232,546
1.50%, 02/15/30		23,763	21,826,687
4.88%, 10/31/30		24,671	25,916,009
4.25%, 06/30/31		29,986	30,664,961
3.63%, 09/30/31		30,400	30,096,000
4.50%, 12/31/31		29,412	30,436,514
Total U.S. Treasury Obligations — 11.3% (Cost: $2,275,421,145)			2,077,106,337

	Shares
Warrants(h)
Banks — 0.0%
New York Community Bancorp, Inc., (Issued/Exercisable 03/07/24, 1 Share for 3 Warrant, Expires 12/31/49, Strike Price USD 2,489.86) (Acquired 03/07/24, cost $0)(e)(i)	948	2,261,445
Beverages — 0.0%
Cirkul, (Issued/Exercisable 05/01/25, 1 Share for 1 Warrant, Expires 04/25/35, Strike Price USD 35.41)(e)	11,359	—
Cirkul, (Issued/Exercisable 05/01/25, 1 Share for 1 Warrant, Expires 04/25/35, Strike Price USD 0.01)(e)	11,075	—
		—
Capital Markets — 0.0%
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(e)	214,560	46,752
Crown PropTech Acquisitions, (Issued/Exercisable 12/25/21 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)	128,396	26
		46,778
Hotels, Restaurants & Leisure — 0.0%
Jose Andres Group Penny Warrants, (Issued/Exercisable 11/14/25, 1 Share for 1 Warrant, Expires 11/13/35, Strike Price USD 0.01)(e)	29,355	855,111
Sonder Holdings, Inc., (Issued/Exercisable 04/11/25, 1 Share for 1 Warrant, Expires 04/11/30, Strike Price USD 1.00)(e)	262,154	3
Sonder Holdings, Inc., (Issued/Exercisable 12/30/24, 1 Share for 1 Warrant, Expires 12/30/29, Strike Price USD 0.01)(e)	26,279	—
		855,114
Security	Shares	Value
Machinery — 0.0%
Palladyne AI Corp., (Issued/Exercisable 01/11/22, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 69.00)	72,998	$ 4,475
Palladyne AI Corp., (Issued/Exercisable 12/21/20 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	267,474	16,396
		20,871
Oil, Gas & Consumable Fuels — 0.0%
Expand Energy Corp., (Issued/Exercisable 02/09/21 02/09/21, 1 Share for 1 Warrant, Expires 02/09/26, Strike Price USD 29.99)	962	95,517
Insight M, Inc., (Issued/Exercisable 01/25/24, 1 Share for 1 Warrant, Expires 12/31/49, Strike Price USD 0.34)(e)	3,390,177	34
		95,551
Passenger Airlines — 0.0%
Volato Group, Inc., (Issued/Exercisable 12/08/23, 1 Share for 1 Warrant, Expires 12/03/28, Strike Price USD 11.50) (Acquired 12/03/21, cost $73,612)(i)	73,612	662
Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc., (Issued 10/13/20/Exercisable 10/23/21 10/23/21, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	111,610	1,563
Software — 0.0%
Aurora Innovation, Inc., (Issued 05/04/21/Exercisable 05/04/22 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	16,026	3,649
Latch, Inc., (Issued 12/29/20/Exercisable 11/13/21 11/13/21, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(e)	49,166	5
Versa Networks, Inc., Series E, (Issued/Exercisable 10/05/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01) (Acquired 10/14/22, cost $0)(e)(i)	507,586	2,441,489
		2,445,143
Specialty Retail — 0.0%
Davidson Homes, Inc., (Issued/Exercisable 05/16/24, 1 Share for 1 Warrant, Expires 05/16/34, Strike Price USD 8.47) - Class A(e)	129,494	292,657
EVgo, Inc., (Issued 11/10/20/Exercisable 10/02/21 10/02/21, 1 Share for 1 Warrant, Expires 07/01/26, Strike Price USD 11.50)	75,790	5,684
		298,341
Trading Companies & Distributors — 0.0%
Lavoro Ltd., (Issued 12/27/22/Exercisable 12/27/23 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)	79,561	867
Total Warrants — 0.0% (Cost: $1,533,061)		6,026,335
Total Long-Term Investments — 136.6% (Cost: $25,614,719,659)		25,160,221,881

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Short-Term Securities
Borrowed Bond Agreements — 0.0%
Bank of America N.A., 1.75%, 03/04/26 (Purchased on 12/12/25 to be repurchased at $198,973, collateralized by Clear Channel Outdoor Holdings, Inc., 7.50% due 06/01/29, par and fair value of USD 200,000 and $198,590, respectively)	USD	199	$ 198,500
JPMorgan Chase Bank N.A., 3.41%, 01/30/26 (Purchased on 12/12/25 to be repurchased at $769,493, collateralized by OneMain Finance Corp. 6.50% due 03/15/33, par and fair value of USD 750,000 and $756,488, respectively)		766	765,937
964,437
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(q)(v)(w)		20,237,000	20,247,119
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.65%(q)(v)		350,556,897	350,556,897
370,804,016
Total Short-Term Securities — 2.0% (Cost: $371,768,376)			371,768,453
Options Purchased — 0.0% (Cost: $4,265,576)			1,957,142
Total Investments Before Options Written, Borrowed Bonds and TBA Sale Commitments — 138.6% (Cost: $25,990,753,611)			25,533,947,476
Borrowed Bonds
Corporate Bonds — (0.0)%
Banks — (0.0)%
OneMain Finance Corp., 6.50%, 03/15/33		(750)	(756,488)
Media — (0.0)%
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/29(a)		(200)	(198,590)
Total Borrowed Bonds — (0.0)% (Proceeds: $(926,880))			(955,078)
TBA Sale Commitments(s)
Mortgage-Backed Securities — (23.5)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/56		(1,601)	(1,325,572)
2.50%, 01/15/56		(1,413)	(1,218,602)
3.00%, 01/15/56		(1,506)	(1,352,988)
3.50%, 01/15/56		(688)	(625,999)
4.00%, 01/15/56		(691)	(652,644)
4.50%, 01/15/56		(1,028)	(1,001,176)
5.00%, 01/15/56		(1,184)	(1,181,202)
5.50%, 01/15/56		(4,362)	(4,404,296)
6.00%, 01/15/56		(4,117)	(4,195,320)
6.50%, 01/15/56		(36,309)	(37,531,592)
Uniform Mortgage-Backed Securities
1.50%, 01/01/41		(7,425)	(6,716,725)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.00%, 01/01/41 - 01/01/56	USD	(18,541)	$ (16,574,258)
2.50%, 01/01/41 - 01/01/56		(3,758)	(3,207,069)
3.00%, 01/01/41 - 01/01/56		(44,524)	(39,582,725)
3.50%, 01/01/41 - 01/01/56		(1,972,209)	(1,822,451,047)
4.00%, 01/01/41 - 01/01/56		(121,810)	(115,531,168)
4.50%, 01/01/41 - 01/01/56		(360,491)	(351,920,728)
5.00%, 01/01/56		(1,273,204)	(1,269,623,114)
5.50%, 01/01/56		(2,658)	(2,695,166)
6.00%, 01/01/56		(387,409)	(397,763,382)
6.50%, 01/01/56		(246,173)	(255,832,971)
Total TBA Sale Commitments — (23.5)% (Proceeds: $(4,317,482,747))			(4,335,387,744)
Options Written — (0.2)% (Premiums Received: $(30,348,077))			(26,636,825)
Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 114.9% (Cost: $21,641,995,907)			21,170,967,829
Liabilities in Excess of Other Assets — (14.9)%			(2,746,204,094)
Net Assets — 100.0%			$ 18,424,763,735

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	When-issued security.
(h)	Non-income producing security.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $105,241,988, representing 0.6% of its net assets as of period end, and an original cost of $72,837,131.

(j)	All or a portion of the security is held by a wholly-owned subsidiary.
(k)	Investment does not issue shares.
(l)	All or a portion of this security is on loan.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Perpetual security with no stated maturity date.
(o)	Issuer filed for bankruptcy and/or is in default.
(p)	Convertible security.
(q)	Affiliate of the Fund.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Represents or includes a TBA transaction.
(t)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(u)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)	Annualized 7-day yield as of period end.
(w)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Par/Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ —	$ —	$ —	$ —	$ —	$ —	830	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	9,939,055	10,307,494 (a)	—	1,210	(640)	20,247,119	20,237,000	8,187 (b)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	174,293,234	176,263,663 (a)	—	—	—	350,556,897	350,556,897	2,086,139	—
iShares AAA CLO Active ETF	10,393,000	10,352,000	—	—	(10,396,080)	10,348,920	200,000	179,315	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	6,075,115	25,484,493	(22,555,398)	(39,169)	(72,708)	8,892,333	80,700	114,940	—
				$ (37,959)	$ (10,469,428)	$ 390,045,269		$ 2,388,581	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP Italian Government Bond	12	03/06/26	$ 1,695	$ (2,432)
Euro-Bund	751	03/06/26	112,590	94,287
Japanese Government Bonds (10 Year)	20	03/13/26	16,906	(147,390)
10-Year Australian Treasury Bonds	1,086	03/16/26	79,348	(103,972)
3-Year Australian Treasury Bonds	2,726	03/16/26	191,008	(133,620)
3-month SOFR	81	03/17/26	19,503	14,032
U.S. Treasury Bonds (30 Year)	2,552	03/20/26	294,995	(347,534)
U.S. Treasury Notes (10 Year)	2,126	03/20/26	239,042	(210,453)
U.S. Ultra Treasury Bonds	820	03/20/26	96,760	(154,475)
U.S. Treasury Notes (2 Year)	9,416	03/31/26	1,965,958	793,172
U.S. Treasury Notes (5 Year)	19,995	03/31/26	2,185,547	(2,407,741)
30-Day Federal Funds	23	07/31/26	9,269	5,717
3-month SOFR	592	09/15/26	143,101	154,691
90-Day Bank Accepted Bills	289	12/10/26	190,925	22,996
3-month SOFR	148	12/15/26	35,833	62,864
3-month SOFR	8,071	03/16/27	1,954,998	816,194
3-month EURIBOR	328	12/13/27	94,078	50,726
				(1,492,938)
Short Contracts
Euro-Bobl	357	03/06/26	48,735	123,059
Euro-Buxl	41	03/06/26	5,306	59,042
Euro-OAT	12	03/06/26	1,701	4,924
3-month CORRA	109	03/17/26	19,405	(21,025)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts (continued)
Canadian Government Bonds (10 Year)	15	03/20/26	$ 1,321	$ (2,863)
NASDAQ 100 E-Mini Index	20	03/20/26	10,183	4,498
Russell 2000 E-Mini Index	158	03/20/26	19,734	594,096
S&P 500 E-Mini Index	39	03/20/26	13,440	(6,311)
U.S. Ultra Treasury Notes (10 Year)	500	03/20/26	57,508	(134,404)
Long Gilt	79	03/27/26	9,730	(40,038)
				580,978
				$ (911,960)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	18,716,148	USD	3,363,492	Barclays Bank PLC	01/05/26	$47,552
BRL	94,428,112	USD	16,915,022	Citibank N.A.	01/05/26	294,630
USD	11,610,684	BRL	62,883,695	Barclays Bank PLC	01/05/26	150,045
USD	3,504,634	BRL	18,716,148	Deutsche Bank AG	01/05/26	93,591
USD	5,906,752	BRL	31,544,417	Deutsche Bank AG	01/05/26	157,739
USD	1,846,802	BRL	10,063,224	Morgan Stanley & Co. International PLC	01/05/26	12,766
USD	923,000	BRL	5,029,427	Morgan Stanley & Co. International PLC	01/05/26	6,380
AUD	6,399,000	USD	4,227,405	Bank of America N.A.	01/15/26	43,327
AUD	4,269,000	USD	2,820,209	Bank of America N.A.	01/15/26	28,947
AUD	1,414,000	USD	928,237	Goldman Sachs International	01/15/26	15,475
AUD	681,191	USD	447,393	Morgan Stanley & Co. International PLC	01/15/26	7,238
CHF	734,362	USD	922,000	Morgan Stanley & Co. International PLC	01/15/26	6,608
CHF	1,104,616	USD	1,386,858	Morgan Stanley & Co. International PLC	01/15/26	9,940
CHF	1,104,715	USD	1,385,000	UBS AG	01/15/26	11,923
CHF	866,385	USD	1,086,243	UBS AG	01/15/26	9,310
CLP	1,281,421,925	USD	1,382,034	Bank of America N.A.	01/15/26	41,511
CLP	853,951,200	USD	921,000	Bank of America N.A.	01/15/26	27,663
CLP	3,095,885,183	USD	3,329,410	Goldman Sachs International	01/15/26	109,841
CLP	855,471,200	USD	920,000	Goldman Sachs International	01/15/26	30,352
CLP	647,955,000	USD	693,000	Standard Chartered Bank	01/15/26	26,820
CLP	1,286,214,000	USD	1,389,000	UBS AG	01/15/26	39,869
CLP	1,716,015,974	USD	1,853,149	UBS AG	01/15/26	53,191
CNH	106,966,365	USD	15,088,366	Deutsche Bank AG	01/15/26	259,767
CNH	39,008,876	USD	5,502,000	State Street Bank and Trust Co.	01/15/26	95,212
CZK	235,775,848	USD	11,310,695	Bank of America N.A.	01/15/26	161,247
CZK	88,301,072	USD	4,236,000	Bank of America N.A.	01/15/26	60,389
EUR	1,201,342	HUF	461,789,618	Bank of America N.A.	01/15/26	2,215
EUR	4,010,000	USD	4,715,550	HSBC Bank PLC	01/15/26	351
EUR	3,156,000	USD	3,710,390	JPMorgan Chase Bank N.A.	01/15/26	1,177
EUR	3,928,000	USD	4,618,001	JPMorgan Chase Bank N.A.	01/15/26	1,465
EUR	987,000	USD	1,144,871	State Street Bank and Trust Co.	01/15/26	15,875
GBP	1,322,000	USD	1,733,597	Commonwealth Bank of Australia	01/15/26	48,358
HUF	2,050,886,466	USD	6,186,379	State Street Bank and Trust Co.	01/15/26	78,358
HUF	575,878,831	USD	1,737,000	State Street Bank and Trust Co.	01/15/26	22,107
IDR	57,201,914,130	USD	3,413,000	Citibank N.A.	01/15/26	14,267
IDR	296,555,555,542	USD	17,694,235	Citibank N.A.	01/15/26	73,965
KRW	1,345,380,777	USD	920,000	Goldman Sachs International	01/15/26	13,324
KRW	2,695,248,534	USD	1,843,031	HSBC Bank PLC	01/15/26	26,730
MXN	135,420,574	USD	7,349,000	Bank of America N.A.	01/15/26	160,356
MXN	360,839,945	USD	19,465,300	Barclays Bank PLC	01/15/26	544,034
MXN	24,865,269	USD	1,372,710	Citibank N.A.	01/15/26	6,121
MXN	24,798,066	USD	1,369,000	Citibank N.A.	01/15/26	6,105

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MYR	76,399,702	USD	18,431,329	Credit Agricole Corporate & Investment Bank	01/15/26	$413,582
MYR	15,925,474	USD	3,842,000	Credit Agricole Corporate & Investment Bank	01/15/26	86,211
PEN	3,888,493	USD	1,153,000	Citibank N.A.	01/15/26	3,245
PEN	6,220,981	USD	1,844,620	Citibank N.A.	01/15/26	5,191
PHP	54,346,976	USD	920,000	Societe Generale	01/15/26	1,730
PHP	107,788,130	USD	1,824,666	Societe Generale	01/15/26	3,431
PLN	34,556,687	USD	9,454,409	HSBC Bank PLC	01/15/26	170,400
PLN	3,044,544	USD	833,000	HSBC Bank PLC	01/15/26	14,974
PLN	3,366,873	USD	923,000	Morgan Stanley & Co. International PLC	01/15/26	14,749
PLN	6,754,685	USD	1,851,740	Morgan Stanley & Co. International PLC	01/15/26	29,590
RON	11,949,377	USD	2,708,168	Goldman Sachs International	01/15/26	46,371
THB	29,328,820	USD	922,000	Nomura International PLC	01/15/26	9,785
THB	44,115,953	USD	1,386,858	Nomura International PLC	01/15/26	14,718
THB	140,334,300	USD	4,338,000	Standard Chartered Bank	01/15/26	120,459
THB	611,519,749	USD	18,903,238	Standard Chartered Bank	01/15/26	524,910
USD	921,000	COP	3,488,748,000	Societe Generale	01/15/26	5,072
USD	347,529	EUR	294,500	Barclays Bank PLC	01/15/26	1,187
USD	571,193	EUR	484,035	Barclays Bank PLC	01/15/26	1,950
USD	2,322,462	JPY	361,422,372	Barclays Bank PLC	01/15/26	12,035
USD	1,393,000	JPY	216,779,161	Barclays Bank PLC	01/15/26	7,219
USD	1,383,000	JPY	215,115,000	NatWest Markets PLC	01/15/26	7,857
USD	2,312,099	THB	72,750,195	HSBC Bank PLC	01/15/26	806
ZAR	15,754,721	USD	922,000	Barclays Bank PLC	01/15/26	28,363
ZAR	23,698,005	USD	1,386,858	Barclays Bank PLC	01/15/26	42,663
ZAR	243,467,154	USD	14,122,971	Goldman Sachs International	01/15/26	563,562
ZAR	81,594,652	USD	4,732,000	UBS AG	01/15/26	189,988
EGP	65,779,494	USD	1,357,804	Citibank N.A.	01/20/26	12,234
EGP	39,434,637	USD	814,000	Citibank N.A.	01/20/26	7,334
JPY	285,000,000	USD	1,818,296	Morgan Stanley & Co. International PLC	01/21/26	4,568
USD	1,842,028	JPY	285,000,000	Morgan Stanley & Co. International PLC	01/21/26	19,164
USD	3,018,198	JPY	467,600,405	UBS AG	01/21/26	27,420
ARS	838,100,540	USD	533,822	Citibank N.A.	01/26/26	18,694
MXN	63,790,334	USD	3,531,705	Goldman Sachs International	01/26/26	1,856
PEN	8,633,888	USD	2,556,977	Goldman Sachs International	01/26/26	9,230
PLN	31,990,204	USD	8,829,753	Deutsche Bank AG	01/26/26	79,548
TRY	37,437,484	USD	853,743	Barclays Bank PLC	01/26/26	1,254
USD	11,361,663	COP	42,600,555,575	Citibank N.A.	01/27/26	250,577
NGN	748,298,900	USD	505,000	Citibank N.A.	01/30/26	12,791
NGN	1,314,968,617	USD	887,425	Citibank N.A.	01/30/26	22,478
BRL	2,589,741	USD	462,000	Barclays Bank PLC	02/03/26	6,523
BRL	15,084,698	USD	2,691,053	Barclays Bank PLC	02/03/26	37,997
BRL	80,210,563	USD	14,262,952	Citibank N.A.	02/03/26	248,353
MXN	11,343,752	USD	626,216	Goldman Sachs International	02/26/26	221
USD	3,119,829	IDR	52,119,239,209	Morgan Stanley & Co. International PLC	02/26/26	2,903
CHF	4,880,000	EUR	5,239,499	JPMorgan Chase Bank N.A.	03/18/26	32,019
MXN	100,771,226	USD	5,537,976	Bank of America N.A.	03/18/26	15,374
MXN	510,443,035	USD	27,702,024	Goldman Sachs International	03/18/26	427,719
USD	3,344,891	EUR	2,831,348	Bank of New York Mellon	03/18/26	5,340
USD	45,759,880	EUR	38,731,637	BNP Paribas S.A.	03/18/26	76,251
USD	536,440	EUR	454,000	Deutsche Bank AG	03/18/26	951
USD	154,785,039	EUR	131,007,283	Standard Chartered Bank	03/18/26	263,089
USD	134,595,687	EUR	113,919,377	Standard Chartered Bank	03/18/26	228,773
USD	134,595,686	EUR	113,919,376	The Toronto-Dominion Bank	03/18/26	228,773
USD	117,039,727	EUR	99,060,327	The Toronto-Dominion Bank	03/18/26	198,933
USD	142,848	HKD	1,109,000	The Toronto-Dominion Bank	03/18/26	2
USD	69,534,892	JPY	10,696,551,000	BNP Paribas S.A.	03/18/26	788,290
USD	39,287,540	JPY	6,083,707,000	HSBC Bank PLC	03/18/26	187,630
USD	264,960	JPY	41,000,000	HSBC Bank PLC	03/18/26	1,453

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	484,298	JPY	74,564,000	The Toronto-Dominion Bank	03/18/26	$5,076
USD	3,238,106	JPY	497,778,000	The Toronto-Dominion Bank	03/18/26	38,893
USD	12,293,286	PHP	727,320,000	Bank of America N.A.	03/18/26	8,045
USD	7,620,339	PHP	449,600,000	Deutsche Bank AG	03/18/26	26,096
ZAR	94,054,769	USD	5,537,976	Bank of America N.A.	03/18/26	110,369
ZAR	475,040,818	USD	27,702,024	Citibank N.A.	03/18/26	825,974
IDR	19,880,497,983	USD	1,182,483	Royal Bank of Canada	03/25/26	5,333
USD	4,754,916	BRL	26,405,000	JPMorgan Chase Bank N.A.	04/02/26	42,393
USD	6,720,909	BRL	37,472,429	State Street Bank and Trust Co.	04/02/26	33,172
MXN	211,403,974	USD	11,226,623	Morgan Stanley & Co. International PLC	08/18/26	233,930
						$9,683,212
BRL	12,159,252	USD	2,245,053	Barclays Bank PLC	01/05/26	(29,013)
BRL	69,801,124	USD	12,887,900	Barclays Bank PLC	01/05/26	(166,550)
BRL	2,509,214	USD	462,000	BNP Paribas S.A.	01/05/26	(4,692)
BRL	7,486,760	USD	1,372,710	BNP Paribas S.A.	01/05/26	(8,238)
BRL	7,466,526	USD	1,369,000	BNP Paribas S.A.	01/05/26	(8,215)
BRL	9,889,407	USD	1,849,144	Morgan Stanley & Co. International PLC	01/05/26	(46,786)
USD	462,000	BRL	2,570,799	Barclays Bank PLC	01/05/26	(6,532)
USD	2,691,053	BRL	14,974,364	Barclays Bank PLC	01/05/26	(38,045)
USD	14,262,952	BRL	79,622,930	Citibank N.A.	01/05/26	(248,435)
COP	6,388,678,410	GBP	1,301,000	BNP Paribas S.A.	01/15/26	(76,380)
COP	26,443,731,945	USD	7,043,210	HSBC Bank PLC	01/15/26	(100,730)
COP	1,986,130,500	USD	529,000	HSBC Bank PLC	01/15/26	(7,566)
EUR	2,793,000	USD	3,284,785	Standard Chartered Bank	01/15/26	(119)
HUF	453,447,092	USD	1,386,858	HSBC Bank PLC	01/15/26	(1,737)
INR	366,913,170	USD	4,134,000	Citibank N.A.	01/15/26	(57,478)
INR	1,733,976,880	USD	19,536,667	Citibank N.A.	01/15/26	(271,631)
JPY	213,916,362	USD	1,371,000	Morgan Stanley & Co. International PLC	01/15/26	(3,520)
JPY	148,193,329	USD	949,778	Morgan Stanley & Co. International PLC	01/15/26	(2,438)
JPY	213,518,484	USD	1,372,684	State Street Bank and Trust Co.	01/15/26	(7,747)
PLN	8,195,631	USD	2,283,599	Barclays Bank PLC	01/15/26	(933)
PLN	4,967,051	USD	1,384,000	Barclays Bank PLC	01/15/26	(565)
PLN	4,895,440	USD	1,366,430	Barclays Bank PLC	01/15/26	(2,941)
PLN	6,527,252	USD	1,821,906	Barclays Bank PLC	01/15/26	(3,921)
USD	1,386,725	AUD	2,090,000	Barclays Bank PLC	01/15/26	(8,153)
USD	1,390,292	AUD	2,095,375	Barclays Bank PLC	01/15/26	(8,174)
USD	442,020	AUD	681,191	JPMorgan Chase Bank N.A.	01/15/26	(12,611)
USD	922,000	CHF	731,998	Barclays Bank PLC	01/15/26	(3,619)
USD	1,086,243	CHF	868,911	Morgan Stanley & Co. International PLC	01/15/26	(12,504)
USD	1,385,000	CHF	1,107,894	Morgan Stanley & Co. International PLC	01/15/26	(15,943)
USD	1,386,858	CHF	1,100,519	Morgan Stanley & Co. International PLC	01/15/26	(4,759)
USD	1,371,491	COP	5,329,614,026	Societe Generale	01/15/26	(27,734)
USD	923,000	COP	3,586,778,000	Societe Generale	01/15/26	(18,665)
USD	534,699	EUR	459,885	Barclays Bank PLC	01/15/26	(6,142)
USD	1,374,101	EUR	1,173,000	Barclays Bank PLC	01/15/26	(5,389)
USD	5,103,930	EUR	4,400,000	Morgan Stanley & Co. International PLC	01/15/26	(70,624)
USD	858,136	EUR	738,115	Morgan Stanley & Co. International PLC	01/15/26	(9,913)
USD	703,458	GBP	525,824	Citibank N.A.	01/15/26	(5,312)
USD	1,179,835	GBP	882,176	JPMorgan Chase Bank N.A.	01/15/26	(9,271)
USD	1,821,906	HUF	598,222,835	Barclays Bank PLC	01/15/26	(5,454)
USD	1,366,430	HUF	448,667,291	Barclays Bank PLC	01/15/26	(4,091)
USD	3,689,239	PEN	12,457,084	Citibank N.A.	01/15/26	(14,880)
USD	2,306,000	PEN	7,786,440	Citibank N.A.	01/15/26	(9,301)
USD	608,222	PHP	36,043,236	Citibank N.A.	01/15/26	(3,075)
USD	306,667	PHP	18,173,086	Citibank N.A.	01/15/26	(1,550)
USD	1,845,126	SGD	2,397,426	HSBC Bank PLC	01/15/26	(21,866)
USD	1,381,000	SGD	1,794,375	HSBC Bank PLC	01/15/26	(16,367)
USD	760,000	TRY	33,677,500	Nomura International PLC	01/15/26	(15,606)
USD	1,383,928	ZAR	24,163,314	Bank of America N.A.	01/15/26	(73,662)
USD	921,000	ZAR	16,080,614	Bank of America N.A.	01/15/26	(49,022)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,846,802	ZAR	31,571,819	Citibank N.A.	01/15/26	$(57,687)
USD	923,000	ZAR	15,779,054	Citibank N.A.	01/15/26	(28,831)
USD	11,481,177	MXN	211,403,974	Morgan Stanley & Co. International PLC	01/20/26	(235,970)
USD	832,269	PEN	2,801,419	Citibank N.A.	01/26/26	(382)
USD	1,498,879	PHP	88,813,051	Bank of America N.A.	01/26/26	(4,978)
USD	1,500,177	PHP	88,829,968	Bank of America N.A.	01/26/26	(3,966)
USD	2,711,056	PHP	160,692,414	Bank of America N.A.	01/26/26	(9,922)
USD	4,051,946	CNH	28,705,426	HSBC Bank PLC	01/27/26	(69,926)
USD	3,595,385	CZK	74,968,177	Deutsche Bank AG	01/27/26	(52,981)
USD	2,458,351	HUF	814,890,620	NatWest Markets PLC	01/27/26	(28,784)
USD	10,514,026	IDR	176,198,254,221	Citibank N.A.	01/27/26	(35,229)
USD	28,821,425	MXN	535,216,772	Societe Generale	01/27/26	(823,173)
USD	3,160,762	PEN	10,702,973	UBS AG	01/27/26	(20,307)
USD	12,144,629	PHP	717,845,343	Societe Generale	01/27/26	(8,752)
USD	25,047,936	PLN	91,643,260	Morgan Stanley & Co. International PLC	01/27/26	(474,617)
USD	5,866,739	THB	189,841,799	JPMorgan Chase Bank N.A.	01/27/26	(169,040)
USD	9,643,341	THB	312,048,874	JPMorgan Chase Bank N.A.	01/27/26	(277,857)
USD	660,794	UYU	26,494,534	Goldman Sachs International	01/27/26	(15,711)
USD	26,558,607	ZAR	461,184,043	Goldman Sachs International	01/27/26	(1,237,559)
COP	5,245,360,000	USD	1,384,000	Citibank N.A.	01/30/26	(18,881)
COP	3,482,531,822	USD	923,014	Citibank N.A.	01/30/26	(16,676)
USD	16,791,101	BRL	94,428,112	Citibank N.A.	02/03/26	(292,374)
USD	1,194,519	TRY	54,012,620	Goldman Sachs International	02/04/26	(30,654)
USD	7,824,521	COP	30,399,438,942	Citibank N.A.	02/26/26	(55,696)
USD	5,412,124	CZK	112,501,542	Goldman Sachs International	02/26/26	(65,342)
USD	795,717	EUR	680,110	Deutsche Bank AG	02/26/26	(5,697)
USD	1,038,570	EUR	887,680	Standard Chartered Bank	02/26/26	(7,436)
USD	489,394	EUR	418,295	Standard Chartered Bank	02/26/26	(3,508)
USD	1,802,228	EUR	1,540,402	Standard Chartered Bank	02/26/26	(12,919)
USD	1,634,898	EUR	1,397,381	Standard Chartered Bank	02/26/26	(11,720)
USD	4,247,241	MXN	76,940,583	UBS AG	02/26/26	(1,652)
USD	1,691,373	PEN	5,704,520	Barclays Bank PLC	02/26/26	(2,285)
USD	834,019	PEN	2,811,060	Citibank N.A.	02/26/26	(578)
USD	6,869,032	PLN	24,921,241	Bank of America N.A.	02/26/26	(70,416)
USD	11,067,251	ZAR	189,148,181	Bank of America N.A.	02/26/26	(308,974)
USD	3,317,760	BRL	18,716,148	Barclays Bank PLC	03/03/26	(49,283)
BRL	40,798,638	USD	7,383,968	Bank of America N.A.	03/18/26	(73,739)
BRL	205,290,466	USD	36,936,032	Goldman Sachs International	03/18/26	(152,441)
EUR	10,420,000	JPY	1,913,018,220	JPMorgan Chase Bank N.A.	03/18/26	(4,646)
JPY	942,000,000	AUD	9,148,804	JPMorgan Chase Bank N.A.	03/18/26	(51,580)
JPY	949,640,141	EUR	5,210,000	JPMorgan Chase Bank N.A.	03/18/26	(41,825)
JPY	947,626,060	EUR	5,210,000	JPMorgan Chase Bank N.A.	03/18/26	(54,768)
JPY	6,418,661,940	USD	41,524,158	Morgan Stanley & Co. International PLC	03/18/26	(271,497)
USD	7,001,569	AUD	10,524,000	Morgan Stanley & Co. International PLC	03/18/26	(22,022)
USD	1,553,199	AUD	2,337,000	Morgan Stanley & Co. International PLC	03/18/26	(6,487)
USD	181,693	AUD	275,000	State Street Bank and Trust Co.	03/18/26	(1,839)
USD	918,988	AUD	1,384,000	The Toronto-Dominion Bank	03/18/26	(4,677)
USD	71,073	AUD	107,000	UBS AG	03/18/26	(337)
USD	964,792	EUR	818,000	Deutsche Bank AG	03/18/26	(32)
USD	9,813,486	EUR	8,322,000	Deutsche Bank AG	03/18/26	(2,240)
USD	922,378	EUR	786,000	JPMorgan Chase Bank N.A.	03/18/26	(4,702)
USD	919,599	EUR	787,000	NatWest Markets PLC	03/18/26	(8,661)
USD	9,548,080	EUR	8,164,000	The Toronto-Dominion Bank	03/18/26	(81,286)
USD	3,340,315	EUR	2,856,000	The Toronto-Dominion Bank	03/18/26	(28,312)
USD	982,489	EUR	833,000	The Toronto-Dominion Bank	03/18/26	(28)
USD	29,417	EUR	25,000	The Toronto-Dominion Bank	03/18/26	(70)
USD	86,698,358	GBP	64,766,000	Morgan Stanley & Co. International PLC	03/18/26	(584,920)
USD	582,437	MXN	10,582,000	Morgan Stanley & Co. International PLC	03/18/26	(721)
USD	6,765,834	MYR	27,700,000	Barclays Bank PLC	03/18/26	(86,908)
USD	3,038,445	PHP	181,167,260	Bank of America N.A.	03/18/26	(21,671)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,239,438	THB	134,500,000	BNP Paribas S.A.	03/18/26	$(54,478)
USD	6,954,290	IDR	116,487,840,372	Bank of America N.A.	03/25/26	(5,603)
USD	46,131,145	HKD	356,400,000	Citibank N.A.	12/16/26	(16,598)
						$(7,619,750)
						$2,063,462

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Freeport-McMoRan, Inc.	115	01/16/26	USD	55.00	USD	584	$3,738
Lionsgate Studios Corp.	58	01/16/26	USD	9.00	USD	53	3,480
Palo Alto Networks, Inc.	116	01/16/26	USD	205.00	USD	2,137	1,914
Paramount Skydance Corp.	143	01/16/26	USD	16.00	USD	192	572
Sabre Corp.	115	01/16/26	USD	2.00	USD	16	575
Sabre Corp.	433	01/16/26	USD	2.50	USD	59	2,165
Lionsgate Studios Corp.	288	03/20/26	USD	10.00	USD	263	25,200
Sabre Corp.	258	04/17/26	USD	2.00	USD	35	3,225
Lionsgate Studios Corp.	127	06/18/26	USD	12.00	USD	116	10,795
							$51,664
Put
iShares iBoxx $ High Yield Corporate Bond ETF	100	01/16/26	USD	80.00	USD	806	$751
iShares Russell 2000 ETF	75	01/16/26	USD	245.00	USD	1,846	21,289
iShares iBoxx $ High Yield Corporate Bond ETF	100	01/30/26	USD	80.00	USD	806	1,900
							$23,940
							$75,604
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	Under-and-In	Morgan Stanley & Co. International PLC	01/21/26	JPY	158.00	JPY	160.25	USD	35,867	$9,585
USD Currency	One-Touch	Morgan Stanley & Co. International PLC	01/27/26	CAD	1.36	CAD	1.36	USD	232	55,693
EUR Currency	One-Touch	Bank of America N.A.	02/05/26	CZK	23.85	CZK	23.85	EUR	318	23,648
USD Currency	One-Touch	Bank of America N.A.	02/05/26	CZK	20.00	CZK	20.00	USD	278	24,142
USD Currency	One-Touch	Bank of America N.A.	02/27/26	INR	88.15	INR	88.15	USD	556	36,620
										$149,688
OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Deutsche Bank AG	01/08/26	USD	0.67	AUD	7,624	$ 8,266
EUR Currency	Societe Generale	01/08/26	HUF	388.00	EUR	2,794	4,557
EUR Currency	Deutsche Bank AG	01/16/26	USD	1.18	EUR	3,114	11,210
USD Currency	Barclays Bank PLC	02/06/26	BRL	5.55	USD	5,540	84,006

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
OTC Options Purchased (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
GBP Currency	JPMorgan Chase Bank N.A.	02/13/26	USD	1.35	GBP	1,408	$ 17,961
USD Currency	UBS AG	05/27/26	COP	3,920.00	USD	6,021	221,386
							347,386
Put
USD Currency	Goldman Sachs International	01/09/26	MXN	18.30	USD	2,767	$ 44,510
EUR Currency	Morgan Stanley & Co. International PLC	01/14/26	USD	1.17	EUR	3,913	7,991
USD Currency	UBS AG	01/23/26	TRY	44.00	USD	1,382	17,385
							69,886
							$ 417,272
OTC Credit Default Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Put
Bought Protection on 5-Year Credit Default Swap,12/20/30	ITRAXX.XO.44.V1	Quarterly	5.00%	Quarterly	Morgan Stanley & Co. International PLC	01/21/26	287.50	EUR	5,729	$3,552
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 02/07/36	1-day SOFR, 3.87%	Annual	3.57%	Annual	Deutsche Bank AG	02/05/26	3.57%	USD	31,195	$37,001
30-Year Interest Rate Swap, 02/07/56	1-day SOFR, 3.87%	Annual	3.77%	Annual	Deutsche Bank AG	02/05/26	3.77%	USD	20,773	12,009
30-Year Interest Rate Swap, 05/02/56	1-day SOFR, 3.87%	Annual	3.55%	Annual	Bank of America N.A.	04/30/26	3.55%	USD	157,151	354,198
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.87%	Annual	3.00%	Annual	Goldman Sachs International	06/08/26	3.00%	USD	785,769	819,918
1-Year Interest Rate Swap, 12/16/27	1-day SOFR, 3.87%	Annual	2.85%	Annual	Bank of America N.A.	12/15/26	2.85%	KRW	82,000,000	87,900
										$1,311,026
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Freeport-McMoRan, Inc.	115	01/16/26	USD	60.00	USD	584	$(690)
iShares iBoxx $ High Yield Corporate Bond ETF	12,442	01/16/26	USD	81.00	USD	100,320	(95,748)
Palo Alto Networks, Inc.	116	01/16/26	USD	215.00	USD	2,137	(638)
Paramount Skydance Corp.	143	01/16/26	USD	20.00	USD	192	(215)
iShares iBoxx $ High Yield Corporate Bond ETF	8,295	02/20/26	USD	82.00	USD	66,883	(15,398)
							$(112,689)
Put
iShares Russell 2000 ETF	75	01/16/26	USD	225.00	USD	1,846	(988)
iShares iBoxx $ High Yield Corporate Bond ETF	8,295	02/20/26	USD	78.00	USD	66,883	(114,372)
							$(115,360)
							$(228,049)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	Societe Generale	01/08/26	HUF	395.00	EUR	3,992	$ (1,026)
USD Currency	Citibank N.A.	01/16/26	CLP	940.00	USD	921	(583)
USD Currency	Citibank N.A.	01/16/26	CLP	940.00	USD	924	(585)
USD Currency	UBS AG	01/23/26	TRY	46.00	USD	691	(2,525)
USD Currency	Barclays Bank PLC	02/06/26	BRL	5.75	USD	8,310	(50,905)
USD Currency	UBS AG	05/27/26	COP	4,200.00	USD	4,170	(64,400)
USD Currency	UBS AG	05/27/26	COP	4,200.00	USD	4,629	(71,496)
							(191,520)
Put
USD Currency	Citibank N.A.	01/16/26	CLP	920.00	USD	921	$ (22,405)
USD Currency	Citibank N.A.	01/16/26	CLP	920.00	USD	924	(22,468)
GBP Currency	JPMorgan Chase Bank N.A.	02/13/26	USD	1.32	GBP	1,408	(3,159)
USD Currency	Bank of America N.A.	03/12/26	ZAR	16.35	USD	33,240	(251,071)
USD Currency	Bank of America N.A.	03/12/26	MXN	17.65	USD	33,240	(108,237)
USD Currency	Bank of America N.A.	03/12/26	BRL	5.25	USD	44,320	(138,815)
							(546,155)
							$ (737,675)

OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Put
Bought Protection on 5-Year Credit Default Swap,12/20/30	5.00%	Quarterly	ITRAXX.XO.44.V1	Quarterly	Morgan Stanley & Co. International PLC	01/21/26	325.00	EUR	8,184	$(2,274)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 02/19/36	3.60%	Annual	1-day SOFR, 3.87%	Annual	Nomura Securities International Inc.	02/17/26	3.60%	USD	40,779	$(91,460)
10-Year Interest Rate Swap, 02/20/36	3.40%	Annual	1-day SOFR, 3.87%	Annual	Citibank N.A.	02/18/26	3.40%	USD	62,450	(39,273)
10-Year Interest Rate Swap, 02/27/36	3.25%	Annual	1-day SOFR, 3.87%	Annual	Goldman Sachs International	02/25/26	3.25%	USD	132,966	(44,974)
5-Year Interest Rate Swap, 02/27/31	2.90%	Annual	1-day SOFR, 3.87%	Annual	Goldman Sachs International	02/25/26	2.90%	USD	247,545	(72,944)
30-Year Interest Rate Swap, 03/04/56	4.20%	Annual	1-day SOFR, 3.87%	Annual	Goldman Sachs International	03/04/26	4.20%	GBP	12,558	(79,971)
10-Year Interest Rate Swap, 03/13/36	3.50%	Annual	1-day SOFR, 3.87%	Annual	Citibank N.A.	03/11/26	3.50%	USD	61,404	(129,497)
30-Year Interest Rate Swap, 05/02/56	3.25%	Annual	1-day SOFR, 3.87%	Annual	Bank of America N.A.	04/30/26	3.25%	USD	157,151	(105,481)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
1-Year Interest Rate Swap, 06/10/27	2.50%	Annual	1-day SOFR, 3.87%	Annual	Goldman Sachs International	06/08/26	2.50%	USD	785,769	$(257,808)
1-Year Interest Rate Swap, 12/16/27	2.45%	Annual	1-day SOFR, 3.87%	Annual	Bank of America N.A.	12/15/26	2.45%	KRW	82,000,000	(36,309)
10-Year Interest Rate Swap, 12/18/36	3.20%	Annual	1-day SOFR, 3.87%	Annual	Citibank N.A.	12/16/26	3.20%	USD	30,672	(182,613)
10-Year Interest Rate Swap, 11/10/37	3.87%	Annual	1-day SOFR, 3.87%	Annual	Bank of America N.A.	11/08/27	3.87%	USD	80,370	(2,157,479)
10-Year Interest Rate Swap, 11/28/37	3.86%	Annual	1-day SOFR, 3.87%	Annual	Deutsche Bank AG	11/26/27	3.86%	USD	34,842	(917,699)
10-Year Interest Rate Swap, 12/18/37	4.03%	Annual	1-day SOFR, 3.87%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03%	USD	79,708	(2,632,644)
										$(6,748,152)
Put
10-Year Interest Rate Swap, 02/04/36	1-day SOFR, 3.87%	Annual	3.96%	Annual	Bank of America N.A.	02/02/26	3.96%	USD	56,101	(106,397)
30-Year Interest Rate Swap, 02/04/56	1-day SOFR, 3.87%	Annual	4.30%	Annual	Goldman Sachs International	02/02/26	4.30%	USD	24,807	(109,735)
10-Year Interest Rate Swap, 02/19/36	1-day SOFR, 3.87%	Annual	4.00%	Annual	Nomura Securities International Inc.	02/17/26	4.00%	USD	40,779	(95,989)
2-Year Interest Rate Swap, 02/22/28	1-day SOFR, 3.87%	Annual	3.58%	Annual	Bank of America N.A.	02/20/26	3.58%	USD	143,269	(28,563)
10-Year Interest Rate Swap, 04/25/36	1-day SOFR, 3.87%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	04/23/26	4.00%	USD	146,270	(1,019,089)
1-Year Interest Rate Swap, 06/10/27	1-day SOFR, 3.87%	Annual	3.50%	Annual	Goldman Sachs International	06/08/26	3.50%	USD	785,769	(506,378)
10-Year Interest Rate Swap, 12/18/36	1-day SOFR, 3.87%	Annual	4.60%	Annual	Citibank N.A.	12/16/26	4.60%	USD	30,672	(226,756)
2-Year Interest Rate Swap, 09/22/29	1-day SOFR, 3.87%	Annual	4.30%	Annual	Goldman Sachs International	09/20/27	4.30%	USD	814,759	(2,207,506)
2-Year Interest Rate Swap, 10/06/29	1-day SOFR, 3.87%	Annual	4.05%	Annual	Goldman Sachs International	10/04/27	4.05%	USD	1,090,440	(4,210,681)
10-Year Interest Rate Swap, 11/10/37	1-day SOFR, 3.87%	Annual	3.87%	Annual	Bank of America N.A.	11/08/27	3.87%	USD	80,370	(3,245,778)
10-Year Interest Rate Swap, 11/28/37	1-day SOFR, 3.87%	Annual	3.86%	Annual	Deutsche Bank AG	11/26/27	3.86%	USD	34,842	(1,456,777)
2-Year Interest Rate Swap, 12/10/29	1-day SOFR, 3.87%	Annual	4.00%	Annual	Nomura Securities International Inc.	12/08/27	4.00%	USD	330,850	(1,549,278)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
10-Year Interest Rate Swap, 12/18/37	1-day SOFR, 3.87%	Annual	4.03%	Annual	Morgan Stanley & Co. International PLC	12/16/27	4.03%	USD	79,708	$(2,834,585)
2-Year Interest Rate Swap, 12/18/29	1-day SOFR, 3.87%	Annual	4.50%	Annual	Deutsche Bank AG	12/16/27	4.50%	USD	494,839	(1,323,163)
										$(18,920,675)
										$(25,668,827)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government International Bond	1.00%	Quarterly	12/20/30	USD	8,712	$145,181	$156,282	$(11,101)
Colombia Government International Bond	1.00	Quarterly	12/20/30	USD	981	46,078	35,558	10,520
ITRAXX.EUR.44.V1	1.00	Quarterly	12/20/30	EUR	17,284	(474,798)	(421,594)	(53,204)
ITRAXX.FINSR.44.V1	1.00	Quarterly	12/20/30	EUR	54,428	(1,381,051)	(1,208,682)	(172,369)
ITRAXX.XO.44.V1	5.00	Quarterly	12/20/30	EUR	6,582	(866,921)	(774,426)	(92,495)
Mexico Government International Bond	1.00	Quarterly	12/20/30	USD	4,296	(20,933)	(7,677)	(13,256)
						$(2,552,444)	$(2,220,539)	$(331,905)
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.43%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/30	USD	57,750	$(92,617)	$—	$(92,617)
2.43%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	04/15/30	USD	28,448	(46,977)	—	(46,977)
2.63%	At Termination	U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	09/09/30	USD	107,639	(1,063,898)	—	(1,063,898)
							$(1,203,492)	$—	$(1,203,492)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.68%	At Termination	1-day Overnight Fed Funds Effective Rate, 3.64%	At Termination	N/A	01/28/26	USD	1,442,819	$(65,559)	$—	$(65,559)
3.79%	At Termination	1-day Overnight Fed Funds Effective Rate, 3.64%	At Termination	N/A	01/28/26	USD	2,891,902	(559,968)	—	(559,968)
1-day Overnight Fed Funds Effective Rate, 3.64%	At Termination	3.59%	At Termination	01/28/26(a)	03/18/26	USD	1,436,468	(8,229)	—	(8,229)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day Overnight Fed Funds Effective Rate, 3.64%	At Termination	3.59%	At Termination	01/28/26(a)	03/18/26	USD	2,824,416	$(10,459)	$—	$(10,459)
1-day Overnight Fed Funds Effective Rate, 3.64%	At Termination	3.62%	At Termination	01/28/26(a)	03/18/26	USD	1,645,191	49,454	—	49,454
1-day SOFR, 3.87%	At Termination	3.80%	At Termination	N/A	05/16/26	USD	369,112	(925,402)	—	(925,402)
1-day SOFR, 3.87%	At Termination	3.90%	At Termination	N/A	05/16/26	USD	283,259	(424,562)	—	(424,562)
3.79%	At Termination	1-day SOFR, 3.87%	At Termination	N/A	05/16/26	USD	369,112	948,848	—	948,848
3.81%	At Termination	1-day SOFR, 3.87%	At Termination	N/A	05/16/26	USD	283,259	670,176	65,397	604,779
28-day MXIBTIIE, 7.38%	Monthly	6.98%	Monthly	N/A	11/05/26	MXN	68,859	(413)	—	(413)
4.00%	Semi-Annual	6-month WIBOR, 3.87%	At Termination	N/A	12/17/26	PLN	20,705	(17,496)	(2,153)	(15,343)
6.66%	Quarterly	3-month JIBAR, 6.75%	Quarterly	N/A	12/17/26	ZAR	278,697	(20,888)	—	(20,888)
6.72%	Quarterly	3-month JIBAR, 6.75%	Quarterly	N/A	12/17/26	ZAR	205,790	(22,874)	(6,302)	(16,572)
13.86%	At Termination	1-day BROIS, 0.06%	At Termination	N/A	01/04/27	BRL	5,423	592	—	592
13.88%	At Termination	1-day BROIS, 0.06%	At Termination	N/A	01/04/27	BRL	46,076	3,437	—	3,437
1.00%	At Termination	1-day TONA, 0.73%	At Termination	03/12/26(a)	03/12/27	JPY	25,830,724	(10,312)	—	(10,312)
1.02%	At Termination	1-day TONA, 0.73%	At Termination	03/12/26(a)	03/12/27	JPY	58,560,835	(100,860)	—	(100,860)
1.03%	At Termination	1-day TONA, 0.73%	At Termination	03/12/26(a)	03/12/27	JPY	63,212,579	(140,953)	—	(140,953)
0.68%	At Termination	1-day TONA, 0.73%	At Termination	04/21/26(a)	04/21/27	JPY	23,843,630	549,566	—	549,566
0.69%	At Termination	1-day TONA, 0.73%	At Termination	04/21/26(a)	04/21/27	JPY	24,122,377	552,950	—	552,950
0.70%	At Termination	1-day TONA, 0.73%	At Termination	05/11/26(a)	05/11/27	JPY	19,040,597	454,756	—	454,756
3-month KWCDC, 2.81%	Quarterly	2.87%	Quarterly	06/17/26(a)	06/17/27	KRW	93,921,340	7,497	—	7,497
1-day TONA, 0.73%	At Termination	1.01%	At Termination	09/11/26(a)	09/11/27	JPY	13,296,780	(204,168)	—	(204,168)
3.27%	Annual	1-day SOFR, 3.87%	Annual	N/A	12/01/27	USD	14,452	20,071	—	20,071
1-day SOFR, 3.87%	At Termination	3.23%	At Termination	12/11/26(a)	12/11/27	USD	386,606	158,594	—	158,594
1-day MIBOR, 5.67%	At Termination	5.60%	At Termination	12/16/26(a)	12/16/27	INR	2,197,078	(34,901)	—	(34,901)
1-day MIBOR, 5.67%	At Termination	5.60%	At Termination	12/16/26(a)	12/16/27	INR	4,394,155	(71,101)	—	(71,101)
3.35%	Annual	1-day SOFR, 3.87%	Annual	N/A	12/16/27	USD	26,520	(11,483)	4,787	(16,270)
3.88%	Semi-Annual	6-month WIBOR, 3.87%	Annual	N/A	12/17/27	PLN	40,701	(68,873)	(4,759)	(64,114)
3.95%	Semi-Annual	6-month WIBOR, 3.87%	Annual	N/A	12/17/27	PLN	23,249	(47,927)	(5,583)	(42,344)
6.55%	Quarterly	3-month JIBAR, 6.75%	Quarterly	N/A	12/17/27	ZAR	71,619	(15,444)	—	(15,444)
6-month BUBOR, 6.39%	Semi-Annual	6.25%	Annual	N/A	12/17/27	HUF	2,909,711	50,211	—	50,211
3-month KWCDC, 2.81%	Quarterly	3.06%	Quarterly	09/17/27(a)	09/17/28	KRW	174,806,480	(196,804)	—	(196,804)
3-month KWCDC, 2.81%	Quarterly	2.69%	Quarterly	N/A	12/17/28	KRW	24,462,088	(164,210)	—	(164,210)
7-day China Fixing Repo Rates, 1.80%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	56,107	2,009	—	2,009
7-day China Fixing Repo Rates, 1.80%	Quarterly	1.54%	Quarterly	N/A	12/17/28	CNY	37,634	557	—	557
1-day BROIS, 0.06%	At Termination	13.02%	At Termination	N/A	01/02/29	BRL	21,780	(18,116)	—	(18,116)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6-month EURIBOR, 2.11%	Semi-Annual	2.31%	Annual	N/A	02/03/30	EUR	6,083	$(49,069)	$1,477	$(50,546)
28-day MXIBTIIE, 7.38%	Monthly	7.28%	Monthly	N/A	10/31/30	MXN	148,598	(140,662)	—	(140,662)
28-day MXIBTIIE, 7.38%	Monthly	7.32%	Monthly	N/A	11/05/30	MXN	27,753	(23,881)	—	(23,881)
3.45%	Annual	1-day SOFR, 3.87%	Annual	N/A	12/16/30	USD	17,089	13,163	15,316	(2,153)
1-day MIBOR, 5.67%	Semi-Annual	5.71%	Semi-Annual	N/A	12/17/30	INR	437,998	(36,540)	—	(36,540)
3-month KWCDC, 2.81%	Quarterly	2.91%	Quarterly	N/A	12/17/30	KRW	7,286,911	(54,694)	—	(54,694)
3-month KWCDC, 2.81%	Quarterly	2.94%	Quarterly	N/A	12/17/30	KRW	3,043,899	(20,574)	—	(20,574)
3-month KWCDC, 2.81%	Quarterly	2.95%	Quarterly	N/A	12/17/30	KRW	7,246,497	(46,626)	—	(46,626)
4.00%	Semi-Annual	6-month WIBOR, 3.87%	Annual	N/A	12/17/30	PLN	616	(1,994)	(189)	(1,805)
4.05%	Semi-Annual	6-month WIBOR, 3.87%	Annual	N/A	12/17/30	PLN	18,412	(70,126)	(1,744)	(68,382)
6.86%	Quarterly	3-month JIBAR, 6.75%	Quarterly	N/A	12/17/30	ZAR	210,942	(136,712)	—	(136,712)
6.87%	Quarterly	3-month JIBAR, 6.75%	Quarterly	N/A	12/17/30	ZAR	99,472	(65,752)	—	(65,752)
6-month BUBOR, 6.39%	Semi-Annual	6.29%	Annual	N/A	12/17/30	HUF	428,610	10,706	—	10,706
6-month PRIBOR, 3.54%	Semi-Annual	3.89%	Annual	N/A	12/17/30	CZK	380,985	58,597	—	58,597
6-month PRIBOR, 3.54%	Semi-Annual	3.91%	Annual	N/A	12/17/30	CZK	251,960	50,086	—	50,086
7-day China Fixing Repo Rates, 1.80%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	45,361	(1,731)	—	(1,731)
7-day China Fixing Repo Rates, 1.80%	Quarterly	1.58%	Quarterly	N/A	12/17/30	CNY	32,736	(1,473)	—	(1,473)
1-day BROIS, 0.06%	At Termination	13.24%	At Termination	N/A	01/02/31	BRL	13,815	(8,636)	—	(8,636)
1.62%	Quarterly	7-day China Fixing Repo Rates, 1.80%	Quarterly	03/18/26(a)	03/18/31	CNY	128,770	(24,594)	—	(24,594)
28-day MXIBTIIE, 7.38%	Monthly	8.27%	Monthly	N/A	12/05/35	MXN	42,733	15,457	—	15,457
3.77%	Annual	1-day SOFR, 3.87%	Annual	N/A	12/16/35	USD	4,087	9,696	4,997	4,699
6-month BBSW, 4.12%	Semi-Annual	4.97%	Semi-Annual	12/18/30(a)	12/18/35	AUD	25,890	(107,793)	—	(107,793)
1-day SONIA, 3.73%	Annual	4.45%	Annual	N/A	12/04/55	GBP	12,558	(12,993)	(218)	(12,775)
								$(318,429)	$71,026	$(389,455)

(a)	Forward Swap.
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Xerox Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/26	USD	115	$23,885	$27,819	$(3,934)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Caterpillar, Inc.	1.00%	Quarterly	Deutsche Bank AG	06/20/27	USD	4,300	$(57,493)	$(30,327)	$(27,166)
BorgWarner, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/27	USD	1,000	(15,635)	5,465	(21,100)
Pitney Bowes, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/27	USD	620	(217)	64,792	(65,009)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	250	(87)	26,870	(26,957)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	380	(133)	42,081	(42,214)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/27	USD	780	(230)	107,138	(107,368)
Republic of Argentina	5.00	Quarterly	Barclays Bank PLC	12/20/27	USD	184	1,944	4,090	(2,146)
Simon Property Group LP	1.00	Quarterly	Goldman Sachs Bank USA	12/20/27	USD	3,640	(55,861)	22,265	(78,126)
Credit Suisse Group AG	1.00	Quarterly	Barclays Bank PLC	06/20/28	EUR	1,350	(28,936)	43,770	(72,706)
Credit Suisse Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	3,500	(75,020)	62,535	(137,555)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas S.A.	06/20/28	EUR	4,400	(93,801)	181,786	(275,587)
Deutsche Bank AG	1.00	Quarterly	Goldman Sachs Bank USA	06/20/28	EUR	4,400	(93,801)	126,658	(220,459)
Boeing Co. (The)	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	4,700	(73,261)	(13,636)	(59,625)
Boeing Co. (The)	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	4,700	(78,031)	39,095	(117,126)
American Electric Power Co., Inc.	1.00	Quarterly	Bank of America N.A.	12/20/29	USD	39,219	(1,075,325)	(865,811)	(209,514)
American Express Co.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/29	USD	19,990	(573,116)	(450,367)	(122,749)
Dominion Energy, Inc.	1.00	Quarterly	Goldman Sachs Bank USA	12/20/29	USD	19,396	(496,587)	(414,717)	(81,870)
Ally Financial, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	USD	580	(96,018)	(89,690)	(6,328)
American Airlines Group, Inc.	5.00	Quarterly	Bank of America N.A.	12/20/30	USD	175	(6,853)	3,639	(10,492)
Bayerische Motoren Werke AG	1.00	Quarterly	Deutsche Bank AG	12/20/30	EUR	1,649	(49,429)	(43,305)	(6,124)
CMA CGM SA	5.00	Quarterly	Deutsche Bank AG	12/20/30	EUR	834	(87,072)	(94,886)	7,814
Jaguar Land Rover Automotive PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	EUR	1,155	(157,082)	(149,687)	(7,395)
LANXESS AG	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/30	EUR	760	29,703	28,886	817
Mercedes-Benz Group AG	1.00	Quarterly	Barclays Bank PLC	12/20/30	EUR	1,649	(50,129)	(40,885)	(9,244)
Southwest Airlines Co.	1.00	Quarterly	Deutsche Bank AG	12/20/30	USD	2,315	(4,029)	6,149	(10,178)
Stellantis NV	5.00	Quarterly	Deutsche Bank AG	12/20/30	EUR	1,318	(258,403)	(238,826)	(19,577)
Suedzucker AG	1.00	Quarterly	Barclays Bank PLC	12/20/30	EUR	858	28,645	15,279	13,366
ThyssenKrupp AG	1.00	Quarterly	Barclays Bank PLC	12/20/30	EUR	1,248	(12,031)	(15,401)	3,370
United Group BV	5.00	Quarterly	Goldman Sachs Bank USA	12/20/30	EUR	874	(83,287)	(56,258)	(27,029)
Volkswagen AG	1.00	Quarterly	Deutsche Bank AG	12/20/30	EUR	764	(4,112)	2,838	(6,950)
Volvo Car AB	5.00	Quarterly	Barclays Bank PLC	12/20/30	EUR	1,638	(291,121)	(226,848)	(64,273)
Warnermedia Holdings, Inc.	1.00	Quarterly	Bank of America N.A.	12/20/30	USD	365	22,927	16,310	6,617
Whirlpool Corp.	1.00	Quarterly	Deutsche Bank AG	12/20/30	USD	290	19,378	18,957	421
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	89	(7)	863	(870)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2	—	20	(20)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	1,648	409,181	48,280	360,901
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs Bank USA	09/17/58	USD	2,808	697,181	193,860	503,321
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	162	40,131	7,753	32,378
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	7	(1)	(2)	1
							$(2,544,133)	$(1,633,448)	$(910,685)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice France SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	CCC+	EUR	697	$25,891	$16,911	$8,980
PacifiCorp	1.56	Monthly	JPMorgan Chase Bank N.A.	09/29/27	BBB+	USD	6,915	(4,027)	(3,150)	(877)
Altice France SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	534	25,058	11,255	13,803
Ziggo Bond Co. BV	5.00	Quarterly	Deutsche Bank AG	12/20/28	B-	EUR	357	26,994	28,478	(1,484)
ITRAXX.XO.42.V3	5.00	Quarterly	BNP Paribas S.A.	12/20/29	BB-	EUR	2,718	163,283	211,182	(47,899)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.42.V3	5.00%	Quarterly	BNP Paribas S.A.	12/20/29	BB-	EUR	5,250	$315,392	$395,922	$(80,530)
ITRAXX.XO.44.V1	5.00	Quarterly	Bank of America N.A.	12/20/30	BB-	EUR	21,620	5,091,965	4,798,087	293,878
ITRAXX.XO.44.V1	5.00	Quarterly	BNP Paribas S.A.	12/20/30	BB-	EUR	7,127	1,678,558	1,593,288	85,270
ITRAXX.XO.44.V1	5.00	Quarterly	Citibank N.A.	12/20/30	BB-	EUR	7,000	1,148,194	1,059,572	88,622
ITRAXX.XO.44.V1	5.00	Quarterly	Goldman Sachs Bank USA	12/20/30	BB-	EUR	2,718	445,828	417,677	28,151
Worldline SA	5.00	Quarterly	Deutsche Bank AG	12/20/30	BB	EUR	50	(10,027)	(12,214)	2,187
Worldline SA	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/30	BB	EUR	50	(10,227)	(13,081)	2,854
ZF Europe Finance BV	5.00	Quarterly	Goldman Sachs Bank USA	12/20/30	BB-	EUR	1,000	85,242	47,008	38,234
CMBX.N.A.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	96	(23,803)	(18,739)	(5,064)
CMBX.N.A.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	792	(196,721)	(180,888)	(15,833)
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	718	(178,230)	(71,198)	(107,032)
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs Bank USA	09/17/58	N/R	USD	1,038	(257,705)	(100,258)	(157,447)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	183	(45,443)	(9,217)	(36,226)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	840	(208,525)	(35,180)	(173,345)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	951	(236,066)	(1,023)	(235,043)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(13,163)	(4,292)	(8,871)
								$7,822,468	$8,130,140	$(307,672)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
4.44%	Semi-Annual	1-day CLOIS, 4.50%	Semi-Annual	Bank of America N.A.	12/17/27	CLP	6,845,692	$(1,315)	$—	$(1,315)
4.44%	Semi-Annual	1-day CLOIS, 4.50%	Semi-Annual	Goldman Sachs Bank USA	12/17/27	CLP	6,890,422	(1,323)	—	(1,323)
1-day COOIS, 8.75%	Quarterly	9.31%	Quarterly	Goldman Sachs Bank USA	12/17/27	COP	7,451,528	(54,558)	—	(54,558)
1-day COOIS	Quarterly	9.31%	Quarterly	Goldman Sachs Bank USA	12/17/27	COP	6,871,229	(50,309)	—	(50,309)
1-day COOIS, 8.75%	Quarterly	9.37%	Quarterly	Goldman Sachs Bank USA	12/17/27	COP	7,396,965	(52,059)	—	(52,059)
1-day COOIS, 8.75%	Quarterly	9.37%	Quarterly	Goldman Sachs Bank USA	12/17/27	COP	6,820,908	(48,005)	—	(48,005)
1-day COOIS, 8.75%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	12/17/27	COP	13,542,021	(84,422)	—	(84,422)
1-day COOIS, 8.75%	Quarterly	9.54%	Quarterly	Morgan Stanley & Co. International PLC	12/17/27	COP	14,685,711	(91,594)	—	(91,594)
9.36%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs Bank USA	12/17/29	COP	4,136,961	50,803	—	50,803
9.36%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs Bank USA	12/17/29	COP	3,811,283	46,803	—	46,803
9.42%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs Bank USA	12/17/29	COP	4,124,830	48,550	—	48,550
9.42%	Quarterly	1-day COOIS, 8.75%	Quarterly	Goldman Sachs Bank USA	12/17/29	COP	3,800,106	44,728	—	44,728

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.54%	Quarterly	1-day COOIS, 8.75%	Quarterly	Morgan Stanley & Co. International PLC	12/17/29	COP	7,452,320	$80,114	$—	$80,114
9.54%	Quarterly	1-day COOIS, 8.75%	Quarterly	Morgan Stanley & Co. International PLC	12/17/29	COP	8,089,134	86,998	—	86,998
								$(25,589)	$—	$(25,589)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR, 3.87%	At Termination	JPMorgan Chase Bank N.A.	03/20/26	USD	24,108	$ (56,055)	$ —	$ (56,055)
iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	1-day SOFR, 3.87%	At Termination	Morgan Stanley & Co. International PLC	03/20/26	USD	505,384	(1,175,098)	—	(1,175,098)
								$ (1,231,153)	$ —	$ (1,231,153)
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
3i Group PLC	Barclays Bank PLC	USD	336,287	09/14/26	0.25%	1D SONIA	Monthly	$ 1,349
Accenture PLC, Class A	Barclays Bank PLC		406,005	09/14/26	0.20%	1D OBFR01	Monthly	(3,555)
Ackermans & van Haaren NV	Barclays Bank PLC		788,630	09/14/26	0.26%	1D ESTR	Monthly	(1,225)
Admiral Group PLC	Barclays Bank PLC		318,197	09/14/26	0.25%	1D SONIA	Monthly	(1,641)
Adobe, Inc.	Merrill Lynch International		667,185	02/15/28	0.20%	1D OBFR01	Monthly	(2,204)
Aegon Ltd.	JPMorgan Chase Bank N.A.		334,977	02/11/26	0.26%	1D ESTR	Monthly	(13,038)
Aena SME SA	Merrill Lynch International		753,019	02/15/28	0.26%	1D ESTR	Monthly	(1,410)
Airbnb, Inc., Class A	Barclays Bank PLC		725,835	09/14/26	0.20%	1D OBFR01	Monthly	(6,519)
Airtac International Group	Merrill Lynch International		246,463	02/15/28	0.40%	1D OBFR01	Monthly	(10,686)
Akamai Technologies, Inc.	Merrill Lynch International		294,202	02/15/28	0.20%	1D OBFR01	Monthly	2,448
Albemarle Corp.	Citibank N.A.		232,608	02/24/28	0.20%	1D OBFR01	Monthly	(6,304)
Alibaba Group Holding Ltd.	JPMorgan Chase Bank N.A.		478,962	02/10/26	0.30%	HONIA	Monthly	(32,791)
Align Technology, Inc.	Citibank N.A.		366,344	02/24/28	0.20%	1D OBFR01	Monthly	(7,199)
Alps Alpine Co. Ltd.	JPMorgan Chase Bank N.A.		631,298	02/10/26	0.25%	1D P TONA	Monthly	(30,092)
Altria Group, Inc.	Citibank N.A.		890,872	02/24/28	0.20%	1D OBFR01	Monthly	(14,440)
Amadeus IT Group SA	Merrill Lynch International		345,211	02/15/28	0.26%	1D ESTR	Monthly	2,641
Amazon.com, Inc.	Barclays Bank PLC		411,174	09/14/26	0.20%	1D OBFR01	Monthly	4,302
AMC Networks, Inc., Class A	Barclays Bank PLC		436,383	09/14/26	0.20%	1D OBFR01	Monthly	(4,985)
AMC Networks, Inc., Class A	JPMorgan Chase Bank N.A.		936,242	02/09/26	0.20%	1D OBFR01	Monthly	18,043
America Movil SAB de CV, Class B	JPMorgan Chase Bank N.A.		229,370	02/10/26	0.50%	TIIEFONDEO	Monthly	741
ANTA Sports Products Ltd.	JPMorgan Chase Bank N.A.		488,584	02/10/26	0.15%	HONIA	Monthly	(2,586)
Asahi Intecc Co. Ltd.	Citibank N.A.		373,399	02/26/26	0.25%	1D P TONA	Monthly	(2,238)
ASM International NV	JPMorgan Chase Bank N.A.		120,818	02/11/26	0.26%	1D ESTR	Monthly	261
Aspen Pharmacare Holdings Ltd.	Merrill Lynch International		452,010	02/15/28	0.85%	1M JIBAR	Monthly	106,551
Astellas Pharma, Inc.	Barclays Bank PLC		384,497	08/14/26	0.24%	1D P TONA	Monthly	148
Atlas Arteria Ltd.	JPMorgan Chase Bank N.A.		622,675	02/10/26	0.25%	1D AONIA	Monthly	(791)
Atlas Copco AB, A Shares	Barclays Bank PLC		537,821	09/14/26	0.26%	1D STIBOR	Monthly	(1,963)
Auto Trader Group PLC	Citibank N.A.		482,830	02/26/26	0.25%	1D SONIA	Monthly	(8,680)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Automatic Data Processing, Inc.	Merrill Lynch International	USD	999,025	02/15/28	0.20%	1D OBFR01	Monthly	$ (21,551)
Baidu, Inc., Class A	JPMorgan Chase Bank N.A.		405,718	02/10/26	0.30%	HONIA	Monthly	7,057
Banco Bilbao Vizcaya Argentaria SA	Merrill Lynch International		255,055	02/15/28	0.26%	1D ESTR	Monthly	2,974
Banco BPM SpA	Citibank N.A.		302,474	02/26/26	0.26%	1D ESTR	Monthly	2,744
Banco Bradesco SA, Preference Shares, NVS	JPMorgan Chase Bank N.A.		818,623	02/10/26	0.40%	1D OBFR01	Monthly	(13,910)
Barrick Mining Corp.	Merrill Lynch International		321,491	02/15/28	0.20%	CABROVER	Monthly	863
Beijer Ref AB	Citibank N.A.		290,286	02/26/26	0.26%	TN STIBOR	Monthly	180
Best Buy Co., Inc.	Merrill Lynch International		814,206	02/15/28	0.20%	1D OBFR01	Monthly	(64,590)
Bilibili, Inc., Class Z	JPMorgan Chase Bank N.A.		224,226	02/10/26	0.15%	HONIA	Monthly	(7,032)
Booking Holdings, Inc.	Citibank N.A.		1,081,398	02/24/28	0.20%	1D OBFR01	Monthly	(10,332)
Bridgestone Corp.	Citibank N.A.		774,763	02/26/26	0.25%	1D P TONA	Monthly	(14,287)
British Land Co. PLC (The)	Barclays Bank PLC		1,016,673	09/14/26	0.25%	1D SONIA	Monthly	30,080
Canadian National Railway Co.	JPMorgan Chase Bank N.A.		564,734	02/09/26	0.20%	COBRO	Monthly	(984)
Capgemini SE	JPMorgan Chase Bank N.A.		323,618	02/11/26	0.26%	1D ESTR	Monthly	(8,126)
Carvana Co.	Citibank N.A.		303,513	02/24/28	0.20%	1D OBFR01	Monthly	(8,099)
CGI, Inc.	Merrill Lynch International		356,088	02/15/28	0.20%	CABROVER	Monthly	4,148
Charter Communications, Inc., Class A	Barclays Bank PLC		494,448	09/14/26	0.20%	1D OBFR01	Monthly	6,552
China Galaxy Securities Co. Ltd., Class H	Merrill Lynch International		233,408	02/15/28	0.30%	HONIA	Monthly	(9,038)
China Hongqiao Group Ltd.	Merrill Lynch International		246,238	02/15/28	0.30%	HONIA	Monthly	5,745
China Overseas Land & Investment Ltd.	Merrill Lynch International		472,201	02/15/28	0.30%	HONIA	Monthly	(7,900)
CITIC Ltd.	Merrill Lynch International		514,279	02/15/28	0.30%	HONIA	Monthly	(6,082)
Coca-Cola Bottlers Japan Holdings, Inc.	Citibank N.A.		527,697	02/26/26	0.25%	1D P TONA	Monthly	5,720
Coca-Cola Co. (The)	Citibank N.A.		659,974	02/24/28	0.20%	1D OBFR01	Monthly	(2,820)
Coloplast A/S, Class B	Merrill Lynch International		622,870	02/15/28	0.26%	1W CIBOR	Monthly	(14,149)
Comstock Resources, Inc.	JPMorgan Chase Bank N.A.		224,385	02/09/26	0.20%	1D OBFR01	Monthly	716
Constellation Software, Inc./Canada	Merrill Lynch International		972,205	02/15/28	0.20%	CABROVER	Monthly	(10,083)
Convatec Group PLC	Merrill Lynch International		672,762	02/15/28	0.25%	1D SONIA	Monthly	35,725
Cosmo Energy Holdings Co. Ltd.	Barclays Bank PLC		999,265	08/14/26	-	1D P TONA	Monthly	(9,711)
Costco Wholesale Corp.	Barclays Bank PLC		765,000	09/14/26	0.20%	1D OBFR01	Monthly	11,106
CTP NV	Barclays Bank PLC		449,313	09/14/26	0.26%	1D ESTR	Monthly	3,302
Daiwa Securities Group, Inc.	Citibank N.A.		770,386	02/26/26	0.15%	1D P TONA	Monthly	6,087
Danske Bank A/S	Merrill Lynch International		467,475	02/15/28	0.26%	1W CIBOR	Monthly	16,907
Dassault Systemes SE	JPMorgan Chase Bank N.A.		331,547	02/11/26	0.26%	1D ESTR	Monthly	3,712
Deckers Outdoor Corp.	Barclays Bank PLC		264,966	09/14/26	0.20%	1D OBFR01	Monthly	4,576
Delta Air Lines, Inc.	Barclays Bank PLC		461,184	09/14/26	0.20%	1D OBFR01	Monthly	(17,024)
Deutsche Lufthansa AG, Registered Shares	Barclays Bank PLC		346,006	09/14/26	0.26%	1D ESTR	Monthly	(7,080)
Deutsche Telekom AG, Registered Shares	Barclays Bank PLC		640,789	09/14/26	0.26%	1D ESTR	Monthly	6,976
Devon Energy Corp.	Merrill Lynch International		1,068,866	02/15/28	0.20%	1D OBFR01	Monthly	11,719
Diploma PLC	Barclays Bank PLC		596,320	09/14/26	0.25%	1D SONIA	Monthly	(12,905)
Dollar General Corp.	Merrill Lynch International		358,911	02/15/28	0.20%	1D OBFR01	Monthly	(432)
Eagle Bancorp, Inc.	JPMorgan Chase Bank N.A.		342,127	02/09/26	0.20%	1D OBFR01	Monthly	11,217
Eaton Corp. PLC	Merrill Lynch International		622,760	02/15/28	0.20%	1D OBFR01	Monthly	(17,591)
ENEOS Holdings, Inc.	Barclays Bank PLC		982,509	08/14/26	-	1D P TONA	Monthly	10,835
EQT Corp.	JPMorgan Chase Bank N.A.		230,586	02/09/26	0.20%	1D OBFR01	Monthly	(12,273)
Estee Lauder Cos., Inc. (The), Class A	Merrill Lynch International		370,626	02/15/28	0.20%	1D OBFR01	Monthly	6,366
Eurazeo SE	Merrill Lynch International		464,498	02/15/28	0.26%	1D ESTR	Monthly	2,703
EXEO Group, Inc.	Citibank N.A.		525,532	02/26/26	0.25%	1D P TONA	Monthly	25,689
EXOR NV	Citibank N.A.		537,143	02/26/26	0.26%	1D ESTR	Monthly	(1,994)
Experian PLC	Barclays Bank PLC		305,076	09/14/26	0.25%	1D SONIA	Monthly	(2,996)
FactSet Research Systems, Inc.	Citibank N.A.		669,162	02/24/28	0.20%	1D OBFR01	Monthly	(1,725)
Far EasTone Telecommunications Co. Ltd.	Merrill Lynch International		509,619	02/15/28	0.40%	1D OBFR01	Monthly	4,259
FinecoBank Banca Fineco SpA	Citibank N.A.		309,346	02/26/26	0.26%	1D ESTR	Monthly	(1,022)
First Quantum Minerals Ltd.	Barclays Bank PLC		228,759	09/14/26	0.20%	CABROVER	Monthly	4,500
FirstRand Ltd.	Merrill Lynch International		693,157	02/15/28	0.85%	1M JIBAR	Monthly	25,818
Flagstar Bank N.A.	JPMorgan Chase Bank N.A.		3,169,240	02/09/26	0.20%	1D OBFR01	Monthly	(71,357)
Flughafen Zurich AG, Registered Shares	Barclays Bank PLC		348,567	09/14/26	0.26%	SSARON	Monthly	(346)
Fomento Economico Mexicano SAB de CV	JPMorgan Chase Bank N.A.		383,653	02/10/26	0.50%	TIIEFONDEO	Monthly	(3,571)
Ford Motor Co.	Merrill Lynch International		1,060,226	02/15/28	0.20%	1D OBFR01	Monthly	(40,802)
Formosa Chemicals & Fibre Corp.	JPMorgan Chase Bank N.A.		17	02/10/26	0.35%	1D OBFR01	Monthly	(1)
Fortinet, Inc.	Citibank N.A.		359,656	02/24/28	0.20%	1D OBFR01	Monthly	(10,252)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Fortis, Inc./Canada	Citibank N.A.	USD	984,935	02/24/28	0.20%	1D CORRA	Monthly	$ 13,289
Freeport-McMoRan, Inc.	Citibank N.A.		450,696	02/24/28	0.20%	1D OBFR01	Monthly	1,335
Fresnillo PLC	Barclays Bank PLC		307,406	09/14/26	0.25%	1D SONIA	Monthly	4,727
Garmin Ltd.	Merrill Lynch International		579,751	02/15/28	0.20%	1D OBFR01	Monthly	(11,771)
Gecina SA	Merrill Lynch International		475,885	02/15/28	0.26%	1D ESTR	Monthly	8,475
Geely Automobile Holdings Ltd.	Merrill Lynch International		567,541	02/15/28	0.30%	HONIA	Monthly	29,181
Genius Electronic Optical Co. Ltd.	Merrill Lynch International		322,337	02/15/28	0.40%	1D OBFR01	Monthly	19,991
Gildan Activewear, Inc.	Barclays Bank PLC		507,202	09/14/26	0.20%	CABROVER	Monthly	(7,169)
Haleon PLC	Citibank N.A.		417,687	02/26/26	0.25%	1D SONIA	Monthly	4,270
Harmony Gold Mining Co. Ltd.	Merrill Lynch International		338,818	02/15/28	0.85%	1M JIBAR	Monthly	(7,793)
Haseko Corp.	Merrill Lynch International		771,498	03/15/28	0.25%	1D P TONA	Monthly	9,315
Henderson Land Development Co. Ltd.	JPMorgan Chase Bank N.A.		514,372	02/10/26	0.30%	HONIA	Monthly	(11,013)
Hermes International SCA	Barclays Bank PLC		490,881	09/14/26	0.26%	1D ESTR	Monthly	5,689
Hikma Pharmaceuticals PLC	JPMorgan Chase Bank N.A.		649,099	02/11/26	0.25%	1D SONIA	Monthly	5,495
Hino Motors Ltd.	JPMorgan Chase Bank N.A.		264,503	02/10/26	0.25%	1D P TONA	Monthly	7,071
Hitachi Construction Machinery Co. Ltd.	Barclays Bank PLC		556,670	08/14/26	0.23%	1D P TONA	Monthly	(6,859)
Holcim AG	Citibank N.A.		399,389	02/26/26	0.10%	SSARON	Monthly	(253)
Honeywell International, Inc.	Merrill Lynch International		908,270	02/15/28	0.20%	1D OBFR01	Monthly	(10,856)
Hoshizaki Corp.	Barclays Bank PLC		437,879	08/14/26	0.15%	1D P TONA	Monthly	(8,192)
House Foods Group, Inc.	Merrill Lynch International		346,745	03/15/28	0.25%	1D P TONA	Monthly	(3,104)
Huntington Bancshares, Inc./OH	Citibank N.A.		878,080	02/24/28	0.20%	1D OBFR01	Monthly	(27,930)
ICG PLC	Merrill Lynch International		271,332	02/15/28	0.25%	1D SONIA	Monthly	(1,085)
Idemitsu Kosan Co. Ltd.	Citibank N.A.		514,551	02/26/26	0.25%	1D P TONA	Monthly	6,353
Illinois Tool Works, Inc.	JPMorgan Chase Bank N.A.		919,131	02/09/26	0.20%	1D OBFR01	Monthly	(7,821)
Indutrade AB	Barclays Bank PLC		279,928	09/14/26	0.26%	1D STIBOR	Monthly	17
INFRONEER Holdings, Inc.	Barclays Bank PLC		424,151	08/14/26	-	1D P TONA	Monthly	13,109
Inpex Corp.	Barclays Bank PLC		426,032	08/14/26	0.15%	1D P TONA	Monthly	(8,021)
Intertek Group PLC	Citibank N.A.		470,502	02/26/26	0.25%	1D SONIA	Monthly	(5,377)
Intuitive Surgical, Inc.	Merrill Lynch International		290,161	02/15/28	0.20%	1D OBFR01	Monthly	(6,981)
Isetan Mitsukoshi Holdings Ltd.	Merrill Lynch International		305,674	03/15/28	0.15%	1D P TONA	Monthly	(19,530)
Italgas SpA	Merrill Lynch International		688,078	02/15/28	0.26%	1D ESTR	Monthly	19,060
J Sainsbury PLC	JPMorgan Chase Bank N.A.		478,480	02/11/26	0.25%	1D SONIA	Monthly	25,755
Jabil, Inc.	JPMorgan Chase Bank N.A.		225,420	02/09/26	0.20%	1D OBFR01	Monthly	2,600
Japan Exchange Group, Inc.	Barclays Bank PLC		295,765	08/14/26	0.15%	1D P TONA	Monthly	960
Japan Post Bank Co. Ltd.	Barclays Bank PLC		354,538	08/14/26	0.25%	1D P TONA	Monthly	14,281
Japan Post Insurance Co. Ltd.	Barclays Bank PLC		535,763	08/14/26	0.16%	1D P TONA	Monthly	(454)
JB Hi-Fi Ltd.	JPMorgan Chase Bank N.A.		259,030	02/10/26	0.25%	1D AONIA	Monthly	3,420
JD.com, Inc., Class A	JPMorgan Chase Bank N.A.		353,854	02/10/26	0.30%	HONIA	Monthly	(13,066)
JD.com, Inc., Class A	Merrill Lynch International		535,357	02/15/28	0.30%	HONIA	Monthly	(4,763)
JTEKT Corp.	Merrill Lynch International		418,513	03/15/28	-	1D P TONA	Monthly	(4,022)
Kajima Corp.	Merrill Lynch International		262,277	03/15/28	0.15%	1D P TONA	Monthly	(1,264)
Kakaku.com, Inc.	Barclays Bank PLC		280,701	08/14/26	0.15%	1D P TONA	Monthly	12,660
Kamigumi Co. Ltd.	Barclays Bank PLC		310,603	08/14/26	-	1D P TONA	Monthly	(162)
KBC Group NV	Citibank N.A.		459,856	02/26/26	0.26%	1D ESTR	Monthly	(4,030)
Kerry Properties Ltd.	JPMorgan Chase Bank N.A.		288,522	02/10/26	0.30%	HONIA	Monthly	(8,317)
Keurig Dr. Pepper, Inc.	Barclays Bank PLC		528,088	09/14/26	0.20%	1D OBFR01	Monthly	(4,301)
KeyCorp	Barclays Bank PLC		676,599	09/14/26	0.20%	1D OBFR01	Monthly	(18,183)
Kinross Gold Corp.	Citibank N.A.		541,456	02/24/28	0.20%	1D CORRA	Monthly	(23,192)
Kraftia Corp.	Merrill Lynch International		360,386	03/15/28	0.25%	1D P TONA	Monthly	(1,364)
KT&G Corp.	JPMorgan Chase Bank N.A.		303,426	02/10/26	0.35%	1D OBFR01	Monthly	2,367
Kuaishou Technology	JPMorgan Chase Bank N.A.		246,422	02/10/26	1.00%	HONIA	Monthly	(14,135)
Kyushu Financial Group, Inc.	Merrill Lynch International		464,894	03/15/28	0.25%	1D P TONA	Monthly	(5,725)
Las Vegas Sands Corp.	Citibank N.A.		314,477	02/24/28	0.20%	1D OBFR01	Monthly	(8,554)
Legrand SA	Barclays Bank PLC		837,447	09/14/26	0.26%	1D ESTR	Monthly	(4,936)
Lendlease Corp. Ltd.	JPMorgan Chase Bank N.A.		425,621	02/10/26	0.25%	1D AONIA	Monthly	4,560
Lionsgate Studios Corp.	JPMorgan Chase Bank N.A.		316,642	02/09/26	0.20%	1D OBFR01	Monthly	66,335
Lockheed Martin Corp.	Citibank N.A.		773,712	02/24/28	0.20%	1D OBFR01	Monthly	160
Lojas Renner SA	Merrill Lynch International		245,315	02/15/28	0.40%	1D OBFR01	Monthly	(17,791)
Lululemon Athletica, Inc.	Citibank N.A.		488,451	02/24/28	0.20%	1D OBFR01	Monthly	(10,488)
Mabuchi Motor Co. Ltd.	JPMorgan Chase Bank N.A.		416,200	02/10/26	0.25%	1D P TONA	Monthly	6,855

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Macquarie Group Ltd.	JPMorgan Chase Bank N.A.	USD	695,754	02/10/26	0.25%	1D AONIA	Monthly	$ 20,436
Magellan Financial Group Ltd.	Merrill Lynch International		689,773	02/15/28	0.25%	1D AONIA	Monthly	32,397
Marui Group Co. Ltd.	Barclays Bank PLC		499,570	08/14/26	-	1D P TONA	Monthly	5,805
Marvell Technology, Inc.	Merrill Lynch International		185,372	02/15/28	0.20%	1D OBFR01	Monthly	1,584
Match Group, Inc.	Barclays Bank PLC		265,437	09/14/26	0.20%	1D OBFR01	Monthly	(3,888)
MercadoLibre, Inc.	Citibank N.A.		398,730	02/24/28	0.20%	1D OBFR01	Monthly	4,122
Metaplanet, Inc.	Barclays Bank PLC		216,450	08/14/26	0.15%	1D P TONA	Monthly	(30,313)
MGM China Holdings Ltd.	Merrill Lynch International		260,358	02/15/28	-	HONIA	Monthly	(45,329)
MGM Resorts International	Citibank N.A.		488,150	02/24/28	0.20%	1D OBFR01	Monthly	(13,780)
Mirvac Group	JPMorgan Chase Bank N.A.		304,189	02/10/26	0.25%	1D AONIA	Monthly	(7,309)
MISUMI Group, Inc.	JPMorgan Chase Bank N.A.		388,241	02/10/26	0.25%	1D P TONA	Monthly	17,495
Mitsubishi Materials Corp.	Citibank N.A.		633,955	02/26/26	0.19%	1D P TONA	Monthly	30,259
Moderna, Inc.	Barclays Bank PLC		631,690	09/14/26	0.20%	1D OBFR01	Monthly	(97,921)
Morinaga Milk Industry Co. Ltd.	Merrill Lynch International		355,619	03/15/28	0.25%	1D P TONA	Monthly	5,753
Motorola Solutions, Inc.	Merrill Lynch International		328,356	02/15/28	0.20%	1D OBFR01	Monthly	16,632
Mr. Price Group Ltd.	JPMorgan Chase Bank N.A.		290,741	02/11/26	0.40%	1D RAONON	Monthly	(50,883)
MSCI, Inc.	Merrill Lynch International		442,808	02/15/28	0.20%	1D OBFR01	Monthly	16,176
Naturgy Energy Group SA	Merrill Lynch International		702,535	02/15/28	0.26%	1D ESTR	Monthly	40,405
NatWest Group PLC	Barclays Bank PLC		454,545	09/14/26	0.25%	1D SONIA	Monthly	3,368
Nemetschek SE	Barclays Bank PLC		299,535	09/14/26	0.26%	1D ESTR	Monthly	(7,421)
NetEase, Inc.	JPMorgan Chase Bank N.A.		367,708	02/10/26	0.30%	HONIA	Monthly	(4,375)
Newmont Corp.	Citibank N.A.		471,960	02/24/28	0.20%	1D OBFR01	Monthly	(22,635)
NIDEC Corp.	Citibank N.A.		289,675	02/26/26	0.17%	1D P TONA	Monthly	4,968
Ningbo Joyson Electronic Corp., Class H	JPMorgan Chase Bank N.A.		111,594	02/10/26	0.30%	HONIA	Monthly	11,757
Nippon Kayaku Co. Ltd.	Citibank N.A.		478,437	02/26/26	0.19%	1D P TONA	Monthly	1,531
Nippon Shinyaku Co. Ltd.	Citibank N.A.		262,609	02/26/26	0.25%	1D P TONA	Monthly	(10,368)
Nissan Chemical Corp.	Citibank N.A.		688,066	02/26/26	0.18%	1D P TONA	Monthly	(11,119)
Nomura Real Estate Holdings, Inc.	Citibank N.A.		324,940	02/26/26	0.25%	1D P TONA	Monthly	5,952
NSK Ltd.	Citibank N.A.		430,523	02/26/26	0.25%	1D P TONA	Monthly	(614)
NVIDIA Corp.	Barclays Bank PLC		385,749	09/14/26	0.20%	1D OBFR01	Monthly	5,901
Obic Co. Ltd.	Citibank N.A.		327,656	02/26/26	0.25%	1D P TONA	Monthly	1,925
Omnicom Group, Inc.	Citibank N.A.		416,676	02/24/28	0.20%	1D OBFR01	Monthly	5,808
ONEOK, Inc.	JPMorgan Chase Bank N.A.		233,301	02/09/26	0.20%	1D OBFR01	Monthly	(968)
Orkla ASA	Merrill Lynch International		450,095	02/15/28	0.26%	NOWA	Monthly	4,243
Otis Worldwide Corp.	JPMorgan Chase Bank N.A.		1,356,689	02/09/26	0.20%	1D OBFR01	Monthly	14,706
Partners Group Holding AG	Merrill Lynch International		728,847	02/15/28	0.26%	SSARON	Monthly	7,342
Pearson PLC	Merrill Lynch International		298,196	02/15/28	0.25%	1D SONIA	Monthly	1,551
PepsiCo, Inc.	Citibank N.A.		588,200	02/24/28	0.20%	1D OBFR01	Monthly	(14,120)
Petroleo Brasileiro SA - Petrobras, NVS	Merrill Lynch International		526,429	02/15/28	0.40%	1D OBFR01	Monthly	(15,604)
Pinnacle West Capital Corp.	Barclays Bank PLC		1,139,970	09/14/26	0.20%	1D OBFR01	Monthly	13,130
Powszechny Zaklad Ubezpieczen SA	Merrill Lynch International		670,663	02/15/28	0.45%	1D OBFR01	Monthly	(4,323)
Procter & Gamble Co. (The)	Citibank N.A.		1,184,327	02/24/28	0.20%	1D OBFR01	Monthly	5,146
Prologis, Inc.	Barclays Bank PLC		650,709	09/14/26	0.20%	1D OBFR01	Monthly	357
Prudential Financial, Inc.	Merrill Lynch International		597,561	02/15/28	0.20%	1D OBFR01	Monthly	(21,873)
Qube Holdings Ltd.	Merrill Lynch International		464,473	02/15/28	0.25%	1D AONIA	Monthly	6,327
Rational AG	Barclays Bank PLC		232,161	09/14/26	0.26%	1D ESTR	Monthly	(533)
REA Group Ltd.	Merrill Lynch International		370,962	02/15/28	0.25%	1D AONIA	Monthly	(5,247)
RELX PLC	JPMorgan Chase Bank N.A.		92,140	02/11/26	0.25%	1D SONIA	Monthly	519
Renault SA	Citibank N.A.		695,002	02/26/26	0.26%	1D ESTR	Monthly	(16,168)
ResMed, Inc.	Merrill Lynch International		502,257	02/15/28	0.20%	1D OBFR01	Monthly	(20,517)
Rheinmetall AG	JPMorgan Chase Bank N.A.		253,380	02/11/26	0.26%	1D ESTR	Monthly	(1,614)
Rocket Cos., Inc., Class A	Barclays Bank PLC		301,911	09/14/26	0.20%	1D OBFR01	Monthly	2,041
RWE AG	Barclays Bank PLC		327,486	09/14/26	0.26%	1D ESTR	Monthly	6,331
Sage Group PLC (The)	Merrill Lynch International		577,563	02/15/28	0.25%	1D SONIA	Monthly	(4,510)
Salesforce, Inc.	Barclays Bank PLC		344,019	09/14/26	0.20%	1D OBFR01	Monthly	364
Sanofi SA	Citibank N.A.		652,798	02/26/26	0.26%	1D ESTR	Monthly	5,138
Santen Pharmaceutical Co. Ltd.	Merrill Lynch International		551,894	03/15/28	0.25%	1D P TONA	Monthly	9,268
Santos Ltd.	Merrill Lynch International		347,614	02/15/28	0.25%	1D AONIA	Monthly	(3,432)
Sany Heavy Industry Co. Ltd., Class H	JPMorgan Chase Bank N.A.		345,085	02/10/26	0.30%	HONIA	Monthly	17,318
Schroders PLC	Merrill Lynch International		416,764	02/15/28	0.25%	1D SONIA	Monthly	17,273

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Scout24 SE	Barclays Bank PLC	USD	192,028	09/14/26	0.26%	1D ESTR	Monthly	$ (1,192)
Segro PLC	Citibank N.A.		344,243	02/26/26	0.25%	1D SONIA	Monthly	8,405
ServiceNow, Inc.	Citibank N.A.		830,404	02/24/28	0.20%	1D OBFR01	Monthly	(18,497)
Shenzhou International Group Holdings Ltd.	JPMorgan Chase Bank N.A.		220,249	02/10/26	0.30%	HONIA	Monthly	(5,916)
Shikoku Electric Power Co., Inc.	Merrill Lynch International		420,923	03/15/28	0.25%	1D P TONA	Monthly	13,326
Shimizu Corp.	Citibank N.A.		301,989	02/26/26	0.25%	1D P TONA	Monthly	1,923
Siemens Energy AG	Citibank N.A.		350,356	02/26/26	0.26%	1D ESTR	Monthly	365
Singapore Technologies Engineering Ltd.	JPMorgan Chase Bank N.A.		309,658	02/10/26	0.30%	1D OBFR01	Monthly	7,899
Skyworks Solutions, Inc.	Merrill Lynch International		457,953	02/15/28	0.20%	1D OBFR01	Monthly	(20,424)
SMC Corp.	Citibank N.A.		241,496	02/26/26	0.25%	1D P TONA	Monthly	704
Socionext, Inc.	Merrill Lynch International		171,921	03/15/28	0.15%	1D P TONA	Monthly	1,811
SSE PLC	JPMorgan Chase Bank N.A.		199,284	02/11/26	0.25%	1D SONIA	Monthly	2,599
Stryker Corp.	Merrill Lynch International		1,137,682	02/15/28	0.20%	1D OBFR01	Monthly	(12,979)
Subaru Corp.	Barclays Bank PLC		452,119	08/14/26	0.15%	1D OBFR01	Monthly	(21,495)
Sumitomo Mitsui Financial Group, Inc.	Citibank N.A.		352,385	02/26/26	0.25%	1D P TONA	Monthly	(1,826)
Sun Life Financial, Inc.	Citibank N.A.		665,987	02/24/28	0.20%	1D CORRA	Monthly	1,949
Suncorp Group Ltd.	Merrill Lynch International		465,245	02/15/28	0.25%	1D AONIA	Monthly	3,145
Sunny Optical Technology Group Co. Ltd.	JPMorgan Chase Bank N.A.		251,909	02/10/26	0.30%	HONIA	Monthly	(10,392)
Sweco AB, B Shares	Merrill Lynch International		351,302	02/15/28	0.26%	1D STIBOR	Monthly	4,353
Swedbank AB, A Shares	Barclays Bank PLC		329,506	09/14/26	0.26%	1D STIBOR	Monthly	3,566
Swire Properties Ltd.	JPMorgan Chase Bank N.A.		839,912	02/10/26	0.24%	HONIA	Monthly	(3,316)
Symrise AG	Merrill Lynch International		496,425	02/15/28	0.26%	1D ESTR	Monthly	14,011
Synchrony Financial	Barclays Bank PLC		497,930	09/14/26	0.20%	1D OBFR01	Monthly	(14,036)
Techtronic Industries Co. Ltd.	Merrill Lynch International		446,272	02/15/28	0.30%	HONIA	Monthly	(9,153)
Teijin Ltd.	Barclays Bank PLC		450,523	08/14/26	-	1D P TONA	Monthly	9,566
Telefonica Brasil SA	Merrill Lynch International		449,098	02/15/28	0.40%	1D OBFR01	Monthly	(12,627)
Tenaris SA	Citibank N.A.		484,711	02/26/26	0.26%	1D ESTR	Monthly	1,544
Tencent Holdings Ltd.	JPMorgan Chase Bank N.A.		458,645	02/10/26	1.00%	HONIA	Monthly	(5,859)
Terumo Corp.	Citibank N.A.		296,217	02/26/26	0.25%	1D P TONA	Monthly	(2,606)
Toei Animation Co. Ltd.	Citibank N.A.		562,476	02/26/26	0.25%	1D P TONA	Monthly	7,399
Tractor Supply Co.	Citibank N.A.		491,340	02/24/28	0.20%	1D OBFR01	Monthly	(16,245)
TransDigm Group, Inc.	Barclays Bank PLC		520,716	09/14/26	0.20%	1D OBFR01	Monthly	11,224
Transurban Group	Merrill Lynch International		638,017	02/15/28	0.25%	1D AONIA	Monthly	(10,581)
Trelleborg AB, B Shares	Citibank N.A.		339,382	02/26/26	0.26%	TN STIBOR	Monthly	3,018
Trip.com Group Ltd.	JPMorgan Chase Bank N.A.		244,870	02/10/26	0.30%	HONIA	Monthly	6,085
Tyler Technologies, Inc.	Citibank N.A.		464,970	02/24/28	0.20%	1D OBFR01	Monthly	(11,020)
UOL Group Ltd.	JPMorgan Chase Bank N.A.		542,709	02/10/26	0.30%	1D OBFR01	Monthly	10,130
Venture Corp. Ltd.	JPMorgan Chase Bank N.A.		959,021	02/10/26	0.30%	1D OBFR01	Monthly	3,321
Verisk Analytics, Inc.	JPMorgan Chase Bank N.A.		394,128	02/09/26	0.20%	1D OBFR01	Monthly	8,514
Verizon Communications, Inc.	Barclays Bank PLC		1,223,388	09/14/26	0.20%	1D OBFR01	Monthly	22,950
Vertex Pharmaceuticals, Inc.	Barclays Bank PLC		368,248	09/14/26	0.20%	1D OBFR01	Monthly	(5,560)
Viatris, Inc.	Barclays Bank PLC		710,992	09/14/26	0.20%	1D OBFR01	Monthly	26,048
Voltronic Power Technology Corp.	Merrill Lynch International		283,976	02/15/28	0.40%	1D OBFR01	Monthly	(6,931)
Vonovia SE	Barclays Bank PLC		299,345	09/14/26	0.26%	1D ESTR	Monthly	5,717
VZ Holding AG	Citibank N.A.		571,140	02/26/26	0.26%	SSARON	Monthly	(8,142)
Walt Disney Co. (The)	Merrill Lynch International		454,902	02/15/28	0.20%	1D OBFR01	Monthly	11,555
Warehouses De Pauw CVA	Merrill Lynch International		577,805	02/15/28	0.26%	1D ESTR	Monthly	31,630
WH Group Ltd.	JPMorgan Chase Bank N.A.		454,896	02/10/26	0.30%	HONIA	Monthly	30,814
Winbond Electronics Corp.	Merrill Lynch International		199,131	02/15/28	0.40%	1D OBFR01	Monthly	32,387
Wolters Kluwer NV	Barclays Bank PLC		455,207	09/14/26	0.26%	1D ESTR	Monthly	(9,828)
Worley Ltd.	Merrill Lynch International		496,480	02/15/28	0.25%	1D AONIA	Monthly	3,733
WSP Global, Inc.	Citibank N.A.		490,330	02/24/28	0.20%	1D CORRA	Monthly	(1,456)
Wynn Resorts Ltd.	Barclays Bank PLC		541,714	09/14/26	0.20%	1D OBFR01	Monthly	(24,295)
Xiaomi Corp., Class B	JPMorgan Chase Bank N.A.		387,354	02/10/26	0.30%	HONIA	Monthly	(30,039)
XPeng, Inc., A Shares	JPMorgan Chase Bank N.A.		219,487	02/10/26	0.15%	HONIA	Monthly	3,190
Yamaha Corp.	Citibank N.A.		460,752	02/26/26	0.17%	1D P TONA	Monthly	942
Zeon Corp.	Barclays Bank PLC		786,221	08/14/26	-	1D P TONA	Monthly	(3,389)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Zoetis, Inc., Class A	JPMorgan Chase Bank N.A.	USD	887,776	02/09/26	0.20%	1D OBFR01	Monthly	$ 55,874
Zurich Insurance Group AG	Merrill Lynch International		597,641	02/15/28	0.26%	1D OBFR01	Monthly	7,721
Total long positions of equity swaps								(150,746)
Short Contracts(b)
3M Co.	JPMorgan Chase Bank N.A.		(427,189)	02/09/26	(0.15)%	1D OBFR01	Monthly	10,929
AGC, Inc.	Barclays Bank PLC		(886,685)	08/14/26	(0.19)%	1D P TONA	Monthly	11,163
Aica Kogyo Co. Ltd.	Barclays Bank PLC		(40,034)	08/14/26	(0.18)%	1D P TONA	Monthly	(422)
Aica Kogyo Co. Ltd.	Merrill Lynch International		(435,623)	03/15/28	(0.15)%	1D P TONA	Monthly	(11,636)
Alexandria Real Estate Equities, Inc.	Merrill Lynch International		(673,222)	02/15/28	(0.15)%	1D OBFR01	Monthly	(21,726)
Allegro.eu SA	JPMorgan Chase Bank N.A.		(427,577)	02/11/26	(0.50)%	1D OBFR01	Monthly	(1,472)
ALS Ltd.	JPMorgan Chase Bank N.A.		(449,260)	02/10/26	(0.25)%	1D AONIA	Monthly	981
Amcor PLC	Citibank N.A.		(297,856)	02/24/28	(0.15)%	1D OBFR01	Monthly	(716)
American Tower Corp.	Barclays Bank PLC		(310,554)	09/14/26	(0.15)%	1D OBFR01	Monthly	(5,472)
Amgen, Inc.	Barclays Bank PLC		(430,807)	09/14/26	(0.15)%	1D OBFR01	Monthly	5,304
Ansell Ltd.	JPMorgan Chase Bank N.A.		(614,669)	02/10/26	(0.25)%	1D AONIA	Monthly	19,547
ARC Resources Ltd.	Citibank N.A.		(439,621)	02/24/28	(0.20)%	1D CORRA	Monthly	(5,007)
Ares Management Corp., Class A	Citibank N.A.		(544,928)	02/24/28	(0.15)%	1D OBFR01	Monthly	27,712
Arkema SA	Barclays Bank PLC		(496,287)	09/14/26	(0.26)%	1D ESTR	Monthly	(3,451)
Arthur J Gallagher & Co.	Citibank N.A.		(335,725)	02/24/28	(0.15)%	1D OBFR01	Monthly	(702)
Associated British Foods PLC	Citibank N.A.		(408,979)	02/26/26	(0.25)%	1D SONIA	Monthly	(2,333)
Avery Dennison Corp.	Barclays Bank PLC		(289,648)	09/14/26	(0.15)%	1D OBFR01	Monthly	(1,360)
Baker Hughes Co.	JPMorgan Chase Bank N.A.		(387,583)	02/09/26	(0.15)%	1D OBFR01	Monthly	14,155
Banco do Brasil SA	Merrill Lynch International		(302,451)	02/15/28	(0.40)%	1D OBFR01	Monthly	1,904
Bank of New York Mellon Corp. (The)	Merrill Lynch International		(888,896)	02/15/28	(0.15)%	1D OBFR01	Monthly	6,612
Barratt Redrow PLC	Citibank N.A.		(672,395)	02/26/26	(0.25)%	1D SONIA	Monthly	(19,071)
Barry Callebaut AG, Registered Shares	Barclays Bank PLC		(318,394)	09/14/26	(0.26)%	SSARON	Monthly	(8,588)
Baxter International, Inc.	JPMorgan Chase Bank N.A.		(755,456)	02/09/26	(0.15)%	1D OBFR01	Monthly	(39,520)
Beazley PLC	Citibank N.A.		(297,435)	02/26/26	(0.25)%	1D SONIA	Monthly	3,332
Bechtle AG	Citibank N.A.		(475,427)	02/26/26	(0.26)%	1D ESTR	Monthly	1,739
Becton Dickinson & Co.	Barclays Bank PLC		(373,806)	09/14/26	(0.15)%	1D OBFR01	Monthly	5,073
BioMerieux	Citibank N.A.		(534,352)	02/26/26	(0.26)%	1D ESTR	Monthly	3,833
BKW AG	Barclays Bank PLC		(575,692)	09/14/26	(0.26)%	SSARON	Monthly	2,993
Block, Inc., Class A	JPMorgan Chase Bank N.A.		(305,200)	02/09/26	(0.15)%	1D OBFR01	Monthly	(20,250)
BNP Paribas SA	Barclays Bank PLC		(472,364)	09/14/26	(0.26)%	1D ESTR	Monthly	(672)
Builders FirstSource, Inc.	Citibank N.A.		(248,760)	02/24/28	(0.15)%	1D OBFR01	Monthly	1,824
Bunge Global SA	Citibank N.A.		(314,265)	02/24/28	(0.15)%	1D OBFR01	Monthly	2,485
BXP, Inc.	Citibank N.A.		(625,050)	02/24/28	(0.15)%	1D OBFR01	Monthly	17,730
Camden Property Trust	Citibank N.A.		(444,932)	02/24/28	(0.15)%	1D OBFR01	Monthly	(6,396)
Cboe Global Markets, Inc.	Barclays Bank PLC		(277,013)	09/14/26	(0.15)%	1D OBFR01	Monthly	913
Cellnex Telecom SA	Merrill Lynch International		(592,529)	02/15/28	(0.26)%	1D ESTR	Monthly	(41,844)
Cencora, Inc.	Barclays Bank PLC		(884,078)	09/14/26	(0.15)%	1D OBFR01	Monthly	5,928
CF Industries Holdings, Inc.	Citibank N.A.		(542,010)	02/24/28	(0.15)%	1D OBFR01	Monthly	630
CH Robinson Worldwide, Inc.	Barclays Bank PLC		(362,978)	09/14/26	(0.15)%	1D OBFR01	Monthly	9,306
Chailease Holding Co. Ltd.	JPMorgan Chase Bank N.A.		(464,991)	02/10/26	(0.52)%	1D OBFR01	Monthly	(19,897)
Challenger Ltd.	JPMorgan Chase Bank N.A.		(650,905)	02/10/26	(0.25)%	1D AONIA	Monthly	(20,960)
Charles River Laboratories International, Inc.	Barclays Bank PLC		(324,832)	09/14/26	(0.15)%	1D OBFR01	Monthly	5,664
China Construction Bank Corp., Class H	Merrill Lynch International		(374,459)	02/15/28	(0.15)%	HONIA	Monthly	(7,608)
China Merchants Bank Co. Ltd., Class H	JPMorgan Chase Bank N.A.		(412,659)	02/10/26	(0.30)%	HONIA	Monthly	(9,121)
Cigna Group (The)	Barclays Bank PLC		(496,080)	09/14/26	(0.15)%	1D OBFR01	Monthly	666
Cloudflare, Inc., Class A	Citibank N.A.		(343,502)	02/24/28	(0.15)%	1D OBFR01	Monthly	8,347
CME Group, Inc.	Merrill Lynch International		(435,488)	02/15/28	(0.15)%	1D OBFR01	Monthly	(1,440)
Comcast Corp., Class A	Barclays Bank PLC		(523,754)	09/14/26	(0.15)%	1D OBFR01	Monthly	(11,277)
Comfort Systems U.S.A., Inc.	Citibank N.A.		(285,237)	02/24/28	(0.15)%	1D OBFR01	Monthly	5,250
Commerzbank AG	Barclays Bank PLC		(1,170,123)	09/14/26	(0.26)%	1D ESTR	Monthly	(11,606)
Community Financial System, Inc.	JPMorgan Chase Bank N.A.		(397,921)	02/09/26	(0.15)%	1D OBFR01	Monthly	13,130
Continental AG	Citibank N.A.		(500,022)	02/26/26	(0.26)%	1D ESTR	Monthly	(7,901)
CoreWeave, Inc., Class A	JPMorgan Chase Bank N.A.		(203,568)	02/09/26	(0.15)%	1D OBFR01	Monthly	32,993
Cosan SA	Merrill Lynch International		(591,591)	02/15/28	-	1D OBFR01	Monthly	47,488
CPFL Energia SA	Merrill Lynch International		(267,428)	02/15/28	(0.40)%	1D OBFR01	Monthly	(8,572)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Croda International PLC	Barclays Bank PLC	USD	(542,381)	09/14/26	(0.25)%	1D SONIA	Monthly	$ 16,352
CTF Services Ltd.	Merrill Lynch International		(369,748)	02/15/28	-	HONIA	Monthly	(792)
CVB Financial Corp.	JPMorgan Chase Bank N.A.		(354,000)	02/09/26	(0.15)%	1D OBFR01	Monthly	18,233
Daicel Corp.	Barclays Bank PLC		(441,039)	08/14/26	(0.20)%	1D P TONA	Monthly	(3,916)
Daito Trust Construction Co. Ltd.	Merrill Lynch International		(633,926)	03/15/28	(0.15)%	1D P TONA	Monthly	(2,076)
Danaher Corp.	Barclays Bank PLC		(615,627)	09/14/26	(0.15)%	1D OBFR01	Monthly	(2,457)
Dassault Aviation SA	Citibank N.A.		(447,544)	02/26/26	(0.26)%	1D ESTR	Monthly	(1,304)
Datadog, Inc., Class A	Citibank N.A.		(269,496)	02/24/28	(0.15)%	1D OBFR01	Monthly	11,115
DCC PLC	Citibank N.A.		(545,769)	02/26/26	(0.40)%	1D SONIA	Monthly	10,000
Deere & Co.	Merrill Lynch International		(536,811)	02/15/28	(0.15)%	1D OBFR01	Monthly	24,684
Delivery Hero SE	Citibank N.A.		(284,415)	02/26/26	(0.26)%	1D ESTR	Monthly	(2,908)
Demant A/S	Merrill Lynch International		(417,345)	02/15/28	(0.26)%	1W CIBOR	Monthly	(3,836)
Dentsu Soken, Inc.	Merrill Lynch International		(550,562)	03/15/28	(0.15)%	1D P TONA	Monthly	(26,261)
Dollarama, Inc.	Citibank N.A.		(550,734)	02/24/28	(0.20)%	1D CORRA	Monthly	(2,264)
Dow, Inc.	Barclays Bank PLC		(288,066)	09/14/26	(0.15)%	1D OBFR01	Monthly	492
Dr Ing hc F Porsche AG, NVS	Citibank N.A.		(231,419)	02/26/26	(0.75)%	1D ESTR	Monthly	420
DuPont de Nemours, Inc.	Barclays Bank PLC		(365,024)	09/14/26	(0.15)%	1D OBFR01	Monthly	11,264
Elevance Health, Inc.	Merrill Lynch International		(324,603)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,108
Endesa SA	Merrill Lynch International		(768,393)	02/15/28	(0.26)%	1D ESTR	Monthly	5,270
Engie Brasil Energia SA	Merrill Lynch International		(315,920)	02/15/28	(2.10)%	1D OBFR01	Monthly	(3,955)
Entain PLC	Barclays Bank PLC		(540,461)	09/14/26	(0.25)%	1D SONIA	Monthly	(8,451)
Equifax, Inc.	Citibank N.A.		(462,966)	02/24/28	(0.15)%	1D OBFR01	Monthly	7,308
Equinix, Inc.	Barclays Bank PLC		(378,960)	09/14/26	(0.15)%	1D OBFR01	Monthly	(4,120)
Equinor ASA	Barclays Bank PLC		(39,045)	09/18/26	(0.26)%	NOWA	Monthly	(1,045)
Equinor ASA	Citibank N.A.		(301,452)	02/26/26	(0.50)%	NOWA	Monthly	(9,828)
Expand Energy Corp.	Citibank N.A.		(431,360)	02/24/28	(0.15)%	1D OBFR01	Monthly	(10,080)
Extra Space Storage, Inc.	Barclays Bank PLC		(353,052)	09/14/26	(0.15)%	1D OBFR01	Monthly	1,458
Exxon Mobil Corp.	Citibank N.A.		(649,825)	02/24/28	(0.15)%	1D OBFR01	Monthly	(12,045)
Ferrovial SE	Merrill Lynch International		(505,956)	02/15/28	(0.26)%	1D ESTR	Monthly	20,025
Food & Life Cos. Ltd.	Merrill Lynch International		(301,794)	03/15/28	(0.15)%	1D P TONA	Monthly	(5,925)
Fortum Oyj	Citibank N.A.		(317,216)	02/26/26	(0.26)%	1D ESTR	Monthly	(1,323)
Franco-Nevada Corp.	Merrill Lynch International		(489,844)	02/15/28	(0.20)%	CABROVER	Monthly	13,087
Galaxy Digital, Inc., Class A	JPMorgan Chase Bank N.A.		(159,227)	02/09/26	(0.52)%	1D OBFR01	Monthly	22,764
Gen Digital, Inc.	Citibank N.A.		(670,824)	02/24/28	(0.15)%	1D OBFR01	Monthly	12,826
Genting Singapore Ltd.	Merrill Lynch International		(520,759)	02/15/28	(9.50)%	1D OBFR01	Monthly	(3,018)
Hang Seng Bank Ltd.	JPMorgan Chase Bank N.A.		(427,509)	02/10/26	(0.15)%	HONIA	Monthly	(520)
Hasbro, Inc.	Citibank N.A.		(742,196)	02/24/28	(0.15)%	1D OBFR01	Monthly	(4,004)
Heiwa Corp.	Barclays Bank PLC		(947,690)	08/14/26	(0.15)%	1D P TONA	Monthly	(21,373)
Holmen AB, B Shares	Citibank N.A.		(814,590)	02/26/26	(0.26)%	1D OBFR01	Monthly	(13,955)
Horizon Robotics	JPMorgan Chase Bank N.A.		(207,052)	02/10/26	(1.50)%	HONIA	Monthly	1,541
Hormel Foods Corp.	Barclays Bank PLC		(349,740)	09/14/26	(0.15)%	1D OBFR01	Monthly	6,090
HUB24 Ltd.	JPMorgan Chase Bank N.A.		(382,176)	02/10/26	(0.25)%	1D AONIA	Monthly	4,697
HUTCHMED China Ltd.	JPMorgan Chase Bank N.A.		(24,427)	02/10/26	(0.34)%	HONIA	Monthly	1,478
HUTCHMED China Ltd.	Merrill Lynch International		(193,949)	02/15/28	-	HONIA	Monthly	1,761
IDEX Corp.	Citibank N.A.		(538,560)	02/24/28	(0.15)%	1D OBFR01	Monthly	4,740
IDEXX Laboratories, Inc.	Barclays Bank PLC		(491,484)	09/14/26	(0.15)%	1D OBFR01	Monthly	17,913
Iluka Resources Ltd.	JPMorgan Chase Bank N.A.		(248,208)	02/10/26	(0.25)%	1D OBFR01	Monthly	18,705
IMCD NV	Barclays Bank PLC		(457,747)	09/14/26	(0.26)%	1D ESTR	Monthly	(5,142)
IMI PLC	Citibank N.A.		(696,897)	02/26/26	(0.25)%	1D SONIA	Monthly	3,073
Imperial Oil Ltd.	Citibank N.A.		(529,364)	02/24/28	(0.20)%	1D CORRA	Monthly	(6,279)
Infrastrutture Wireless Italiane SpA	Merrill Lynch International		(777,401)	02/15/28	(0.26)%	1D ESTR	Monthly	(30,490)
InPost SA	Merrill Lynch International		(646,581)	02/15/28	(0.26)%	1D ESTR	Monthly	(1,035)
Intercontinental Exchange, Inc.	Barclays Bank PLC		(516,640)	09/14/26	(0.15)%	1D OBFR01	Monthly	(1,632)
International Business Machines Corp.	Barclays Bank PLC		(454,185)	09/14/26	(0.15)%	1D OBFR01	Monthly	9,870
International Paper Co.	Barclays Bank PLC		(70,564)	09/14/26	(0.75)%	1D SONIA	Monthly	1,242
International Paper Co.	JPMorgan Chase Bank N.A.		(604,887)	02/11/26	(0.50)%	1D SONIA	Monthly	20,824
International Paper Co.	Merrill Lynch International		(721,820)	02/15/28	(0.15)%	1D OBFR01	Monthly	(14,773)
Investment AB Latour, B Shares	Citibank N.A.		(640,358)	02/26/26	(0.26)%	TN STIBOR	Monthly	(5,882)
IQVIA Holdings, Inc.	Citibank N.A.		(403,866)	02/24/28	(0.15)%	1D OBFR01	Monthly	(1,872)
Iron Mountain, Inc.	Barclays Bank PLC		(283,570)	09/14/26	(0.15)%	1D OBFR01	Monthly	(6,755)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
iShares iBoxx $ High Yield Corporate Bond ETF	Citibank N.A.	USD	(10,312,493)	02/24/28	(0.45)%	1D OBFR01	Monthly	$ (25,643)
iShares iBoxx $ Investment Grade Corporate Bond ETF	JPMorgan Chase Bank N.A.		(12,663,042)	02/09/26	(0.30)%	1D OBFR01	Monthly	50,364
iShares iBoxx $ Investment Grade Corporate Bond ETF	Merrill Lynch International		(9,483,815)	02/15/28	(0.15)%	1D OBFR01	Monthly	9,458
iShares Preferred & Income Securities ETF	Merrill Lynch International		(13,548,960)	02/15/28	(0.50)%	1D OBFR01	Monthly	34,920
Izumi Co. Ltd.	Barclays Bank PLC		(538,812)	08/14/26	(0.16)%	1D P TONA	Monthly	(5,002)
J Front Retailing Co. Ltd.	Barclays Bank PLC		(399,497)	08/14/26	(0.20)%	1D P TONA	Monthly	1,367
Jack Henry & Associates, Inc.	Citibank N.A.		(481,858)	02/24/28	(0.15)%	1D OBFR01	Monthly	7,410
JD Sports Fashion PLC	Citibank N.A.		(338,048)	02/26/26	(0.25)%	1D OBFR01	Monthly	(2,224)
JDE Peet’s NV	Citibank N.A.		(366,470)	02/26/26	(0.26)%	1D ESTR	Monthly	(30)
Johnson Controls International PLC	Barclays Bank PLC		(599,800)	09/14/26	(0.15)%	1D OBFR01	Monthly	1,050
Kadokawa Corp.	Merrill Lynch International		(243,301)	03/15/28	(0.15)%	1D P TONA	Monthly	(7,769)
Kawasaki Kisen Kaisha Ltd.	Barclays Bank PLC		(403,409)	08/14/26	(0.20)%	1D P TONA	Monthly	(8,630)
KE Holdings, Inc., Class A	Merrill Lynch International		(297,537)	02/15/28	(0.15)%	HONIA	Monthly	18,809
Kering SA	Barclays Bank PLC		(466,196)	09/14/26	(0.26)%	1D ESTR	Monthly	11,927
Keysight Technologies, Inc.	Citibank N.A.		(407,420)	02/24/28	(0.15)%	1D OBFR01	Monthly	1,040
Kintetsu Group Holdings Co. Ltd.	Merrill Lynch International		(391,704)	03/15/28	(0.15)%	1D P TONA	Monthly	(9,910)
Kirin Holdings Co. Ltd.	Barclays Bank PLC		(457,222)	08/14/26	(0.20)%	1D P TONA	Monthly	5,158
KKR & Co., Inc.	Citibank N.A.		(946,224)	02/24/28	(0.15)%	1D OBFR01	Monthly	28,368
Klabin SA	Merrill Lynch International		(274,906)	02/15/28	(0.40)%	1D OBFR01	Monthly	4,111
Kose Corp.	Barclays Bank PLC		(344,060)	08/14/26	(0.20)%	1D P TONA	Monthly	5,937
Kroger Co. (The)	Citibank N.A.		(317,679)	02/24/28	(0.15)%	1D OBFR01	Monthly	(969)
Kusuri no Aoki Holdings Co. Ltd.	Barclays Bank PLC		(222,338)	08/14/26	(0.18)%	1D P TONA	Monthly	(61,547)
Kusuri no Aoki Holdings Co. Ltd.	Merrill Lynch International		(38,713)	03/15/28	(0.15)%	1D OBFR01	Monthly	(9,099)
Kyowa Kirin Co. Ltd.	Barclays Bank PLC		(404,206)	08/14/26	(0.15)%	1D P TONA	Monthly	228
Kyushu Railway Co.	Merrill Lynch International		(341,545)	03/15/28	(0.15)%	1D P TONA	Monthly	(1,770)
Leidos Holdings, Inc.	Merrill Lynch International		(371,900)	02/15/28	(0.15)%	1D OBFR01	Monthly	11,100
Lennar Corp., Class A	Barclays Bank PLC		(427,960)	09/14/26	(0.15)%	1D OBFR01	Monthly	16,760
Lennox International, Inc.	Barclays Bank PLC		(346,836)	09/14/26	(0.15)%	1D OBFR01	Monthly	6,930
Li Auto, Inc., Class A	Merrill Lynch International		(260,455)	02/15/28	(0.30)%	HONIA	Monthly	(346)
Lottery Corp. Ltd. (The)	JPMorgan Chase Bank N.A.		(537,350)	02/10/26	(0.25)%	1D AONIA	Monthly	13,366
Lowe’s Cos., Inc.	Barclays Bank PLC		(653,589)	09/14/26	(0.15)%	1D OBFR01	Monthly	2,457
Lynas Rare Earths Ltd.	JPMorgan Chase Bank N.A.		(463,475)	02/10/26	(0.25)%	1D AONIA	Monthly	17,317
M&G PLC	JPMorgan Chase Bank N.A.		(728,725)	02/11/26	(0.25)%	1D SONIA	Monthly	(34,307)
M3, Inc.	Barclays Bank PLC		(372,168)	08/14/26	(0.20)%	1D P TONA	Monthly	(7,201)
Macnica Holdings, Inc.	Barclays Bank PLC		(451,829)	08/14/26	(0.20)%	1D P TONA	Monthly	7,289
Marathon Petroleum Corp.	Barclays Bank PLC		(346,017)	09/14/26	(0.15)%	1D OBFR01	Monthly	4,494
Marriott International, Inc., Class A	Barclays Bank PLC		(596,125)	09/14/26	(0.15)%	1D OBFR01	Monthly	6,669
MEIJI Holdings Co. Ltd.	Merrill Lynch International		(435,766)	03/15/28	(0.15)%	1D P TONA	Monthly	(17,631)
Meituan, Class B	Merrill Lynch International		(510,807)	02/15/28	(0.15)%	HONIA	Monthly	(11,329)
Merck KGaA	Barclays Bank PLC		(508,109)	09/14/26	(0.26)%	1D ESTR	Monthly	(5,694)
Mettler-Toledo International, Inc.	Barclays Bank PLC		(282,482)	09/14/26	(0.15)%	1D OBFR01	Monthly	3,644
Mid-America Apartment Communities, Inc.	Merrill Lynch International		(504,260)	02/15/28	(0.15)%	1D OBFR01	Monthly	(23,598)
MINEBEA MITSUMI, Inc.	Merrill Lynch International		(453,677)	03/15/28	-	1D OBFR01	Monthly	19,051
Mitsubishi Chemical Group Corp.	Barclays Bank PLC		(134,261)	08/14/26	(0.15)%	1D P TONA	Monthly	(373)
Mitsubishi Chemical Group Corp.	Merrill Lynch International		(333,186)	03/15/28	(0.15)%	1D P TONA	Monthly	(3,983)
Mitsubishi Corp.	Barclays Bank PLC		(377,439)	08/14/26	(0.15)%	1D P TONA	Monthly	2,327
Mitsubishi Estate Co. Ltd.	Barclays Bank PLC		(375,955)	08/14/26	(0.20)%	1D P TONA	Monthly	1,810
Mitsubishi HC Capital, Inc.	Barclays Bank PLC		(740,976)	08/14/26	(0.15)%	1D P TONA	Monthly	(10,223)
Mitsubishi Motors Corp.	Barclays Bank PLC		(328,698)	08/14/26	(0.20)%	1D P TONA	Monthly	6,319
Molina Healthcare, Inc.	Barclays Bank PLC		(278,256)	09/14/26	(0.15)%	1D OBFR01	Monthly	(16,762)
Moncler SpA	Citibank N.A.		(471,932)	02/26/26	(0.26)%	1D ESTR	Monthly	18,099
Mondi PLC	Merrill Lynch International		(308,947)	02/15/28	(0.25)%	1D SONIA	Monthly	(10,698)
Money Forward, Inc.	Barclays Bank PLC		(417,899)	08/14/26	(0.20)%	1D P TONA	Monthly	(28,362)
Mosaic Co. (The)	Citibank N.A.		(437,760)	02/24/28	(0.15)%	1D OBFR01	Monthly	4,140
MTR Corp. Ltd.	Merrill Lynch International		(635,019)	02/15/28	(0.30)%	HONIA	Monthly	10,740
NEC Corp.	Merrill Lynch International		(369,257)	03/15/28	(0.15)%	1D P TONA	Monthly	10,601
NEXTDC Ltd.	JPMorgan Chase Bank N.A.		(699,816)	02/10/26	(0.25)%	1D AONIA	Monthly	66,210
Nibe Industrier AB, B Shares	Merrill Lynch International		(683,446)	02/15/28	(0.26)%	1D STIBOR	Monthly	9,560

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Nikkon Holdings Co. Ltd.	Barclays Bank PLC	USD	(408,290)	08/14/26	(0.20)%	1D P TONA	Monthly	$ 5,377
Nikon Corp.	Barclays Bank PLC		(429,256)	08/14/26	(0.20)%	1D P TONA	Monthly	(5,041)
NIPPON EXPRESS HOLDINGS, Inc.	Barclays Bank PLC		(370,803)	08/14/26	(0.15)%	1D P TONA	Monthly	(3,743)
Nippon Sanso Holdings Corp.	Barclays Bank PLC		(481,643)	08/14/26	(0.20)%	1D P TONA	Monthly	671
Nippon Yusen KK	Barclays Bank PLC		(514,677)	08/14/26	(0.20)%	1D P TONA	Monthly	(19,784)
NiSource, Inc.	Barclays Bank PLC		(563,720)	09/14/26	(0.15)%	1D OBFR01	Monthly	(4,216)
Nissin Foods Holdings Co. Ltd.	Barclays Bank PLC		(349,139)	08/14/26	(0.15)%	1D P TONA	Monthly	(319)
Norfolk Southern Corp.	Merrill Lynch International		(1,070,320)	02/15/28	(0.15)%	1D OBFR01	Monthly	30,928
Northern Star Resources Ltd.	JPMorgan Chase Bank N.A.		(438,476)	02/10/26	(0.25)%	1D AONIA	Monthly	(6,744)
Northern Trust Corp.	Citibank N.A.		(392,728)	02/24/28	(0.15)%	1D OBFR01	Monthly	10,276
Norwegian Cruise Line Holdings Ltd.	Barclays Bank PLC		(473,265)	09/14/26	(0.15)%	1D OBFR01	Monthly	38,025
Occidental Petroleum Corp.	Citibank N.A.		(318,133)	02/24/28	(0.15)%	1D OBFR01	Monthly	(6,715)
OKUMA Corp.	Barclays Bank PLC		(625,425)	08/14/26	(0.19)%	1D P TONA	Monthly	(2,555)
Open Text Corp.	Citibank N.A.		(670,795)	02/24/28	(0.20)%	1D CORRA	Monthly	25,966
Orlen SA	JPMorgan Chase Bank N.A.		(648,105)	02/11/26	(0.50)%	1D OBFR01	Monthly	(27,322)
Orsted AS	Merrill Lynch International		(316,435)	02/15/28	(0.26)%	1W CIBOR	Monthly	37,730
PACCAR, Inc.	Citibank N.A.		(428,678)	02/24/28	(0.15)%	1D OBFR01	Monthly	12,540
Panasonic Holdings Corp.	Merrill Lynch International		(284,651)	03/15/28	(0.15)%	1D P TONA	Monthly	16,296
Phillips 66	Barclays Bank PLC		(309,576)	09/14/26	(0.15)%	1D OBFR01	Monthly	(120)
Pirelli & C SpA	Citibank N.A.		(604,626)	02/26/26	(0.26)%	1D ESTR	Monthly	968
Pool Corp.	Barclays Bank PLC		(394,910)	09/14/26	(0.15)%	1D OBFR01	Monthly	6,035
Postal Savings Bank of China Co. Ltd., Class H	Merrill Lynch International		(289,514)	02/15/28	(0.30)%	HONIA	Monthly	(4,680)
Public Service Enterprise Group, Inc.	Citibank N.A.		(427,816)	02/24/28	(0.15)%	1D OBFR01	Monthly	2,226
Quanta Services, Inc.	Barclays Bank PLC		(606,242)	09/14/26	(0.15)%	1D OBFR01	Monthly	15,358
Rakuten Bank Ltd.	Barclays Bank PLC		(218,410)	08/14/26	(0.20)%	1D P TONA	Monthly	2,081
Reckitt Benckiser Group PLC	Barclays Bank PLC		(664,076)	09/14/26	(0.25)%	1D SONIA	Monthly	537
Rentokil Initial PLC	Barclays Bank PLC		(589,312)	09/14/26	(0.25)%	1D SONIA	Monthly	2,209
Resona Holdings, Inc.	Merrill Lynch International		(257,611)	03/15/28	(0.15)%	1D P TONA	Monthly	11,102
Restaurant Brands International, Inc.	Citibank N.A.		(584,758)	02/24/28	(0.20)%	1D CORRA	Monthly	18,383
Rexel SA	Citibank N.A.		(819,349)	02/26/26	(0.14)%	1D ESTR	Monthly	(4,316)
Roche Holding AG, NVS	JPMorgan Chase Bank N.A.		(885,100)	02/11/26	(0.26)%	SSARON	Monthly	(23,434)
ROCKWOOL A/S, B Shares	Merrill Lynch International		(384,744)	02/15/28	(0.26)%	1W CIBOR	Monthly	(1,728)
Round One Corp.	Merrill Lynch International		(250,732)	03/15/28	(0.15)%	1D P TONA	Monthly	(5,597)
RTL Group SA	Citibank N.A.		(335,703)	02/26/26	(1.25)%	1D ESTR	Monthly	(2,448)
Salmar ASA	Merrill Lynch International		(585,079)	02/15/28	(0.26)%	NOWA	Monthly	(7,767)
Sawai Group Holdings Co. Ltd.	Barclays Bank PLC		(475,254)	08/14/26	(0.17)%	1D P TONA	Monthly	(3,287)
SBA Communications Corp.	Citibank N.A.		(743,457)	02/24/28	(0.15)%	1D OBFR01	Monthly	(10,920)
SBI Holdings, Inc.	Barclays Bank PLC		(455,793)	08/14/26	(0.20)%	1D P TONA	Monthly	(7,532)
SBI Holdings, Inc.	Merrill Lynch International		(54,500)	03/15/28	(0.15)%	1D P TONA	Monthly	2,779
SCOR SE	Citibank N.A.		(406,610)	02/26/26	(0.26)%	1D ESTR	Monthly	(4,075)
Seagate Technology Holdings PLC	Citibank N.A.		(424,275)	02/24/28	(0.15)%	1D OBFR01	Monthly	11,190
Seatrium Ltd.	JPMorgan Chase Bank N.A.		(268,716)	02/10/26	(0.75)%	1D OBFR01	Monthly	(5,740)
Sekisui Chemical Co. Ltd.	Barclays Bank PLC		(454,101)	08/14/26	(0.20)%	1D P TONA	Monthly	(6,692)
Sekisui House Ltd.	Barclays Bank PLC		(481,148)	08/14/26	(0.15)%	1D P TONA	Monthly	(9,744)
Sembcorp Industries Ltd.	Merrill Lynch International		(572,292)	02/15/28	(0.30)%	1D OBFR01	Monthly	119
SGH Ltd.	JPMorgan Chase Bank N.A.		(441,082)	02/10/26	(0.25)%	1D AONIA	Monthly	(274)
Shandong Gold Mining Co. Ltd., Class H	Merrill Lynch International		(296,488)	02/15/28	-	HONIA	Monthly	(1,808)
Shiseido Co. Ltd.	Barclays Bank PLC		(281,742)	08/14/26	(0.20)%	1D P TONA	Monthly	9,602
Shopify, Inc., Class A	Citibank N.A.		(493,098)	02/24/28	(0.20)%	1D CORRA	Monthly	26,157
SIG Group AG	Barclays Bank PLC		(384,861)	09/14/26	(0.26)%	SSARON	Monthly	(31,646)
Sigma Foods SAB de CV, Class A	Merrill Lynch International		(279,249)	02/15/28	(0.50)%	TIIEFONDEO	Monthly	(1,068)
Singapore Airlines Ltd.	JPMorgan Chase Bank N.A.		(413,008)	02/10/26	(0.30)%	1D OBFR01	Monthly	(4,050)
Sino Land Co. Ltd.	Merrill Lynch International		(890,452)	02/15/28	-	HONIA	Monthly	26,911
SKY Perfect JSAT Holdings, Inc.	Barclays Bank PLC		(131,524)	08/14/26	(0.15)%	1D P TONA	Monthly	4,999
SKY Perfect JSAT Holdings, Inc.	Merrill Lynch International		(144,681)	03/15/28	(0.15)%	1D P TONA	Monthly	9,210
SLC Agricola SA	Merrill Lynch International		(320,520)	02/15/28	(0.40)%	1D OBFR01	Monthly	8,036
Smiths Group PLC	Barclays Bank PLC		(378,189)	09/14/26	(0.25)%	1D SONIA	Monthly	8,115
Smurfit WestRock PLC	Citibank N.A.		(247,585)	02/24/28	(0.15)%	1D OBFR01	Monthly	(3,770)
SoftBank Group Corp.	Barclays Bank PLC		(374,194)	08/14/26	(0.15)%	1D P TONA	Monthly	3,890
Standard Bank Group Ltd.	Merrill Lynch International		(1,255,091)	02/15/28	(0.35)%	1M JIBAR	Monthly	(44,659)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Short Contracts(b) (continued)
Standard Chartered PLC	Citibank N.A.	USD	(703,899)	02/26/26	(0.25)%	1D SONIA	Monthly	$ (6,154)
Steadfast Group Ltd.	JPMorgan Chase Bank N.A.		(323,278)	02/10/26	(0.25)%	1D AONIA	Monthly	(11,816)
Sugi Holdings Co. Ltd.	Barclays Bank PLC		(328,013)	08/14/26	(0.15)%	1D P TONA	Monthly	(8,164)
Swiss Re AG	JPMorgan Chase Bank N.A.		(428,355)	02/11/26	(0.26)%	1D OBFR01	Monthly	(4,778)
Swisscom AG, Registered Shares	Barclays Bank PLC		(788,789)	09/14/26	(0.26)%	SSARON	Monthly	(10,204)
Syensqo SA	Citibank N.A.		(335,637)	02/26/26	(0.26)%	1D ESTR	Monthly	(775)
Synopsys, Inc.	Barclays Bank PLC		(384,992)	09/14/26	(0.15)%	1D OBFR01	Monthly	9,216
Taiwan Mobile Co. Ltd.	JPMorgan Chase Bank N.A.		(585,772)	02/10/26	(0.15)%	1D OBFR01	Monthly	(19,010)
Targa Resources Corp.	Barclays Bank PLC		(292,256)	09/14/26	(0.15)%	1D OBFR01	Monthly	(2,944)
Teledyne Technologies, Inc.	Merrill Lynch International		(668,577)	02/15/28	(0.15)%	1D OBFR01	Monthly	4,628
Telstra Group Ltd.	JPMorgan Chase Bank N.A.		(436,914)	02/10/26	(0.25)%	1D AONIA	Monthly	6,685
Temenos AG, Registered Shares	Citibank N.A.		(329,958)	02/26/26	(0.26)%	SSARON	Monthly	1,767
THK Co. Ltd.	Barclays Bank PLC		(357,489)	08/14/26	(0.15)%	1D P TONA	Monthly	6,783
TIS, Inc.	Barclays Bank PLC		(327,897)	08/14/26	(0.17)%	1D P TONA	Monthly	(1,340)
Tohoku Electric Power Co., Inc.	Merrill Lynch International		(353,289)	03/15/28	(0.15)%	1D P TONA	Monthly	(10,043)
TOPPAN Holdings, Inc.	Barclays Bank PLC		(106,771)	08/14/26	(0.19)%	1D P TONA	Monthly	5,700
TOPPAN Holdings, Inc.	Merrill Lynch International		(420,033)	03/15/28	(0.15)%	1D P TONA	Monthly	21,695
Tourmaline Oil Corp.	Citibank N.A.		(819,996)	02/24/28	(0.20)%	1D CORRA	Monthly	(14,364)
Toyota Industries Corp.	Barclays Bank PLC		(651,366)	08/14/26	(0.20)%	1D P TONA	Monthly	5,177
TS Tech Co. Ltd.	Barclays Bank PLC		(343,242)	08/14/26	(0.15)%	1D P TONA	Monthly	(1,591)
TS Tech Co. Ltd.	Merrill Lynch International		(203,396)	03/15/28	(0.15)%	1D P TONA	Monthly	(4,916)
UDR, Inc.	Barclays Bank PLC		(653,591)	09/14/26	(0.15)%	1D OBFR01	Monthly	(10,317)
Unilever PLC	Barclays Bank PLC		(906,941)	09/14/26	(0.25)%	1D SONIA	Monthly	(1,246)
UNITE Group PLC (The)	Citibank N.A.		(932,431)	02/26/26	(0.25)%	1D SONIA	Monthly	(16,200)
United Overseas Bank Ltd.	Merrill Lynch International		(741,120)	02/15/28	(0.30)%	1D OBFR01	Monthly	(5,134)
Vanguard Intermediate-Term Corporate Bond ETF	JPMorgan Chase Bank N.A.		(8,597,920)	02/09/26	(0.47)%	1D OBFR01	Monthly	7,180
Vicinity Ltd.	JPMorgan Chase Bank N.A.		(350,374)	02/10/26	(0.25)%	1D AONIA	Monthly	1,361
W R Berkley Corp.	Barclays Bank PLC		(617,936)	09/14/26	(0.15)%	1D OBFR01	Monthly	880
Wartsila Oyj Abp	Citibank N.A.		(433,134)	02/26/26	(0.26)%	1D ESTR	Monthly	1,198
Waters Corp.	Citibank N.A.		(422,554)	02/24/28	(0.15)%	1D OBFR01	Monthly	4,741
Western Digital Corp.	Citibank N.A.		(335,844)	02/24/28	(0.15)%	1D OBFR01	Monthly	8,531
Wharf Holdings Ltd. (The)	Merrill Lynch International		(313,804)	02/15/28	(0.30)%	HONIA	Monthly	17,715
Wharf Real Estate Investment Co. Ltd.	Merrill Lynch International		(429,165)	02/15/28	(0.30)%	HONIA	Monthly	(3,835)
Whitecap Resources, Inc.	Merrill Lynch International		(403,133)	02/15/28	(0.20)%	CABROVER	Monthly	3,475
Willis Towers Watson PLC	Citibank N.A.		(797,760)	02/24/28	(0.15)%	1D OBFR01	Monthly	9,120
WW Grainger, Inc.	Barclays Bank PLC		(413,948)	09/14/26	(0.15)%	1D OBFR01	Monthly	10,328
XPeng, Inc., A Shares	Merrill Lynch International		(343,296)	02/15/28	(0.30)%	HONIA	Monthly	(31,898)
Yakult Honsha Co. Ltd.	Barclays Bank PLC		(759,187)	08/14/26	(0.18)%	1D P TONA	Monthly	(8,221)
Zijin Mining Group Co. Ltd., Class H	Merrill Lynch International		(405,497)	02/15/28	(0.15)%	HONIA	Monthly	(6,563)
Total short positions of equity swaps								184,154
Total long and short positions of equity swaps								33,408
Net dividends and financing fees								(375,988)
Total equity swap contracts including dividends and financing fees								$ (342,580)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Fund pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Fair Value Hierarchy as of Period End (continued)
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,389,621,715	$ 66,600,542	$ 2,456,222,257
Common Stocks
Aerospace & Defense	—	—	16,789,080	16,789,080
Banks	12,541,668	—	—	12,541,668
Capital Markets	7,678	974,094	163,904	1,145,676
Diversified Telecommunication Services	1,607,139	—	—	1,607,139
Electrical Equipment	—	—	—	—
Energy Equipment & Services	2,183,069	—	—	2,183,069
Entertainment	1,193,863	297,945	—	1,491,808
Financial Services	—	—	16,908,481	16,908,481
Hotels, Restaurants & Leisure	8,673,346	455	—	8,673,801
Household Durables	5,917,680	—	—	5,917,680
Machinery	—	2,025,572	—	2,025,572
Media	10,461,679	—	—	10,461,679
Metals & Mining	1,259,233	—	—	1,259,233
Oil, Gas & Consumable Fuels	56,173	—	11,328,505	11,384,678
Real Estate Management & Development	—	—	6,145,861	6,145,861
Software	—	66,577	—	66,577
Corporate Bonds	—	5,488,701,446	193,726,439	5,682,427,885
Fixed Rate Loan Interests	—	—	31,457,446	31,457,446
Floating Rate Loan Interests	—	40,860,948	212,904,244	253,765,192
Foreign Agency Obligations	—	20,091,590	—	20,091,590
Foreign Government Obligations	—	519,786,270	—	519,786,270
Investment Companies	19,241,253	—	—	19,241,253
Municipal Bonds	—	108,635,650	—	108,635,650
Non-Agency Mortgage-Backed Securities	—	2,622,042,344	64,751,703	2,686,794,047
Preferred Securities
Capital Trusts	—	83,558,930	—	83,558,930
Preferred Stocks	2,662,263	212,244	96,003,622	98,878,129
U.S. Government Sponsored Agency Securities	—	11,017,628,558	—	11,017,628,558
U.S. Treasury Obligations	—	2,077,106,337	—	2,077,106,337
Warrants
Banks	—	—	2,261,445	2,261,445
Beverages	—	—	—	—
Capital Markets	—	—	46,778	46,778
Hotels, Restaurants & Leisure	—	—	855,114	855,114
Machinery	16,396	4,475	—	20,871
Oil, Gas & Consumable Fuels	95,517	—	34	95,551
Passenger Airlines	—	662	—	662
Real Estate Management & Development	1,563	—	—	1,563
Software	3,649	—	2,441,494	2,445,143
Specialty Retail	5,684	—	292,657	298,341
Trading Companies & Distributors	867	—	—	867

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Borrowed Bond Agreements	$ —	$ 964,437	$ —	$ 964,437
Money Market Funds	370,804,016	—	—	370,804,016
Options Purchased
Credit Contracts	—	3,552	—	3,552
Equity Contracts	75,604	—	—	75,604
Foreign Currency Exchange Contracts	—	566,960	—	566,960
Interest Rate Contracts	—	1,311,026	—	1,311,026
Unfunded Floating Rate Loan Interests (a)	—	—	193,657	193,657
Liabilities
Borrowed Bonds	—	(955,078)	—	(955,078)
TBA Sale Commitments	—	(4,335,387,744)	—	(4,335,387,744)
Unfunded Floating Rate Loan Interests(a)	—	—	(50,438)	(50,438)
	$ 436,808,340	$ 20,038,118,965	$ 722,820,568	$ 21,197,747,873
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 1,501,505	$ —	$ 1,501,505
Equity Contracts	598,594	2,819,733	—	3,418,327
Foreign Currency Exchange Contracts	—	9,683,212	—	9,683,212
Interest Rate Contracts	2,201,704	3,900,862	—	6,102,566
Liabilities
Credit Contracts	—	(3,054,041)	—	(3,054,041)
Equity Contracts	(234,360)	(4,393,466)	—	(4,627,826)
Foreign Currency Exchange Contracts	—	(8,357,425)	—	(8,357,425)
Interest Rate Contracts	(3,705,947)	(29,984,733)	—	(33,690,680)
Other Contracts	—	(1,203,492)	—	(1,203,492)
	$ (1,140,009)	$ (29,087,845)	$ —	$ (30,227,854)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests
Assets
Opening Balance, as of September 30, 2025	$61,311,112	$39,429,790	$190,634,979	$31,588,083	$175,993,714
Transfers into Level 3	—	3,679,999	3,139,367	—	40,654,978
Transfers out of Level 3	—	—	—	—	(15,100,000)
Accrued discounts/premiums	(7,503)	—	(3,506,593)	2,472	(6,434,861)
Net realized gain (loss)	(46,297)	—	68,210	8,679	(394,818)
Net change in unrealized appreciation (depreciation)(a)	874,304	5,683,760	(7,447,182)	(153,170)	(1,699,957)
Purchases	6,377,375	2,542,282	11,771,458	2,236,022	52,278,854
Sales	(1,908,449)	—	(933,800)	(2,224,640)	(32,393,666)
Closing Balance, as of December 31, 2025	$66,600,542	$51,335,831	$193,726,439	$31,457,446	$212,904,244
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025(a)	$874,304	$5,683,760	$(7,449,283)	$(143,782)	$(1,844,344)

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund

	Non-Agency Mortgage-Backed Securities	Preferred Securities	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets
Opening Balance, as of September 30, 2025	$58,668,048	$80,704,176	$5,723,255	$218,894	$644,272,051
Transfers into Level 3	—	—	28	—	47,474,372
Transfers out of Level 3	—	(209,936)	—	—	(15,309,936)
Accrued discounts/premiums	71,450	—	—	—	(9,875,035)
Net realized gain (loss)	—	—	—	—	(364,226)
Net change in unrealized appreciation (depreciation)(a)	1,194,519	15,509,382	174,239	(25,237)	14,110,658
Purchases	5,297,385	—	—	—	80,503,376
Sales	(479,699)	—	—	—	(37,940,254)
Closing Balance, as of December 31, 2025	$64,751,703	$96,003,622	$5,897,522	$193,657	$722,871,006
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025(a)	$1,194,519	$15,509,382	$174,239	$(25,237)	$13,973,558

Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2025	$(79,168)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	28,730
Purchases	—
Sales	—
Closing Balance, as of December 31, 2025	$(50,438)
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025(a)	$28,730

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $178,151,732. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Asset Backed Securities	$20,977,150	Income	Discount Rate	7%	—
Non-Agency Mortgage-Backed Securities	10,042,855	Income	Discount Rate	8%	—
Common Stocks	51,093,016	Market Income	Volatility Time to Exit EBITDA Multiple Discount for lack of marketability Discount Rate	75% 5.2 years 10.25x - 42.67x 6% - 10% 10% - 15%	— — 30.37x 10% 13%
Corporate Bonds(b)	177,155,588	Income	Discount Rate	5% - 16%	10%
Floating Rate Loan Interests	156,484,888	Income Market	Discount Rate EBITDA Multiple	5% - 21% 9.75x	9% —
Fixed Rate Loan Interests	29,296,605	Income	Discount Rate	11%	—
Preferred Stock	94,576,392	Income Market	Discount Rate Revenue Multiple	10% - 15% 5.40x - 52.50x	13% 30.54x
Warrants	5,042,342	Market Income	Revenue Multiple Volatility Time to Exit EBITDA Multiple Discount for lack of marketability Discount Rate	8.75x - 10.50x 55% - 75% 5.2 years 12.00x 6% 15%	10.31x 55% — — — —
	$544,668,836

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
For the period end December 31, 2025, the valuation technique for investments classified as Corporate Bonds amounting to $13,083,181 changed to an income approach. The investments were previously valued utilizing a hybrid approach. The change was due to consideration of the information that was available at the time the investments were valued.
Currency Abbreviation
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
1D AONIA	AUD - 1D Overnight Reserve Bank of Australia Rate
1D CORRA	CAD - 1D Overnight Bank of Canada Repo Rate
1D ESTR	EUR - 1D Euro Short-Term Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
1D P TONA	JPY - Provisional 1D Overnight Tokyo Average Rate
1D RAONON	ZAR - 1D Rand Overnight Interest Rate Fixing
1D SONIA	GBP - 1D Sterling Overnight Index Average
1D STIBOR	SEK - 1D Overnight Stockholm Interbank Offer Rate

Consolidated Schedule of Investments (unaudited) (continued)
December 31, 2025
BlackRock Total Return Fund
1M JIBAR	ZAR - 1M Johannesburg Interbank Agreed Rate
1W CIBOR	DKK - 1W Copenhagen Interbank Swap Rate
ABS	Asset-Backed Security
AKA	Also Known As
BBSW	Bank Bill Swap Rate
CABROVER	Bank of Canada Overnight Rate Target
CLO	Collateralized Loan Obligation
CLOIS	Chile Monetary Policy Rate (TPM)
CME	Chicago Mercantile Exchange
COBRO	CAD - Overnight Interbank Rate Overnight
COOIS	Colombia Overnight Interbank Reference Rate
CORRA	Canadian OvernightRepo Rate Average
CVR	Contingent Value Rights
DAC	Designated Activity Co.
EBITDA	Earnings Before Interest, Taxes, Depreciation and Amortization
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
HONIA	HKD - Overnight Index Average
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
KWCDC	KRW Certificate of Deposit
LP	Limited Partnership
MIBOR	Mumbai Interbank Offered Rate
MTN	Medium-Term Note
MXIBTIIE	Mexico Interbank TIIE 28-Day
NOWA	NOK - Norwegian Overnight Weighted Average
NVS	Non-Voting Shares
OTC	Over-the-Counter
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offered Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SSARON	CHF - Swiss Average Rate O/N
TBA	To-be-Announced
TIIEFONDEO	MXN - Overnight TIIE Funding Rate
TN STIBOR	SEK - TN Stockholm Interbank Offer Rate
TONA	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offer Rate